Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PIMCO FUNDS
Entity Central Index Key	0000810893
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000215594
Shareholder Report [Line Items]
Fund Name	PIMCO Climate Bond Fund
Class Name	Class A
Trading Symbol	PCEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Climate Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	0.92%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to absolute performance, as the 3-month Secured Overnight Financing Rate was accrued.

  Long exposure to investment grade corporate credit contributed to absolute performance, as spreads tightened and spread carry was accrued.

  Long exposure to government related securities contributed to absolute performance, as spreads tightened.

  Long exposure to eurozone interest rates, specifically the intermediate portion of the curve, detracted from absolute performance, as eurozone interest rates increased.

  Long exposure to U.S. interest rates, specifically the intermediate portion of the curve detracted from absolute performance, as U.S. interest rates increased.

  Long exposure to Australian interest rates detracted from absolute performance, as Australian interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg MSCI Global Green Bond Index, USD Hedged
12/10/19	$9,775	$10,000	$10,000
12/31/19	$9,782	$9,999	$9,965
1/31/20	$9,990	$10,179	$10,200
2/29/20	$10,060	$10,304	$10,311
3/31/20	$9,296	$10,143	$9,905
4/30/20	$9,642	$10,308	$10,150
5/31/20	$9,821	$10,337	$10,175
6/30/20	$10,040	$10,388	$10,304
7/31/20	$10,175	$10,502	$10,453
8/31/20	$10,161	$10,426	$10,395
9/30/20	$10,177	$10,464	$10,481
10/31/20	$10,185	$10,465	$10,539
11/30/20	$10,341	$10,524	$10,601
12/31/20	$10,403	$10,557	$10,630
1/31/21	$10,391	$10,500	$10,583
2/28/21	$10,300	$10,337	$10,390
3/31/21	$10,229	$10,296	$10,364
4/30/21	$10,307	$10,323	$10,343
5/31/21	$10,345	$10,346	$10,348
6/30/21	$10,384	$10,396	$10,404
7/31/21	$10,475	$10,526	$10,587
8/31/21	$10,487	$10,505	$10,545
9/30/21	$10,428	$10,405	$10,420
10/31/21	$10,348	$10,378	$10,364
11/30/21	$10,319	$10,452	$10,486
12/31/21	$10,346	$10,410	$10,386
1/31/22	$10,134	$10,246	$10,204
2/28/22	$9,954	$10,110	$9,961
3/31/22	$9,753	$9,892	$9,709
4/30/22	$9,463	$9,626	$9,359
5/31/22	$9,415	$9,613	$9,241
6/30/22	$9,173	$9,467	$8,987
7/31/22	$9,474	$9,708	$9,398
8/31/22	$9,171	$9,455	$8,960
9/30/22	$8,798	$9,151	$8,587
10/31/22	$8,773	$9,120	$8,579
11/30/22	$9,079	$9,352	$8,883
12/31/22	$9,010	$9,242	$8,620
1/31/23	$9,296	$9,455	$8,871
2/28/23	$9,132	$9,304	$8,690
3/31/23	$9,262	$9,510	$8,874
4/30/23	$9,334	$9,559	$8,913
5/31/23	$9,279	$9,522	$8,910
6/30/23	$9,227	$9,516	$8,902
7/31/23	$9,303	$9,519	$8,939
8/31/23	$9,294	$9,507	$8,954
9/30/23	$9,164	$9,343	$8,791
10/31/23	$9,122	$9,277	$8,791
11/30/23	$9,453	$9,596	$9,093
12/31/23	$9,765	$9,902	$9,443
1/31/24	$9,789	$9,883	$9,410
2/29/24	$9,692	$9,815	$9,325
3/31/24	$9,787	$9,904	$9,446
4/30/24	$9,622	$9,744	$9,309
5/31/24	$9,729	$9,830	$9,357
6/30/24	$9,799	$9,916	$9,410
7/31/24	$10,007	$10,107	$9,614
8/31/24	$10,105	$10,218	$9,684
9/30/24	$10,222	$10,337	$9,805
10/31/24	$10,068	$10,197	$9,723
11/30/24	$10,187	$10,318	$9,904
12/31/24	$10,097	$10,239	$9,805
1/31/25	$10,160	$10,278	$9,830
2/28/25	$10,324	$10,402	$9,926
3/31/25	$10,292	$10,359	$9,792
4/30/25	$10,412	$10,461	$9,952
5/31/25	$10,393	$10,426	$9,976
6/30/25	$10,512	$10,526	$10,022
7/31/25	$10,516	$10,517	$10,050
8/31/25	$10,626	$10,575	$10,057
9/30/25	$10,664	$10,653	$10,124
10/31/25	$10,740	$10,737	$10,228
11/30/25	$10,788	$10,760	$10,236
12/31/25	$10,770	$10,737	$10,207
1/31/26	$10,818	$10,763	$10,282
2/28/26	$10,949	$10,914	$10,422
3/31/26	$10,676	$10,720	$10,178

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 12/10/19
Class A (excluding sales charge)	3.73%	0.86%	1.41%
Class A (including sales charge)	1.34%	0.39%	1.04%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	1.11%
Bloomberg MSCI Global Green Bond Index, USD Hedged	3.94%	(0.36%)	0.28%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 43,885,000
Holdings Count | Holding	390
Advisory Fees Paid, Amount	$ 97,000
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$43,885
# of Portfolio Holdings	390
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid During the Reporting Period	$97
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	65.5%
Sovereign Issues	11.2%
U.S. Government Agencies	3.6%
Asset-Backed Securities	1.9%
Non-Agency Mortgage-Backed Securities	1.0%
U.S. Treasury Obligations	0.7%
Municipal Bonds & Notes	0.5%
Short-Term Instruments	12.0%
Financial Derivative Instruments	1.3%
Other Assets and Liabilities, Net	2.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000215598
Shareholder Report [Line Items]
Fund Name	PIMCO Climate Bond Fund
Class Name	Class C
Trading Symbol	PCECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Climate Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$169	1.67%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to absolute performance, as the 3-month Secured Overnight Financing Rate was accrued.

  Long exposure to investment grade corporate credit contributed to absolute performance, as spreads tightened and spread carry was accrued.

  Long exposure to government related securities contributed to absolute performance, as spreads tightened.

  Long exposure to eurozone interest rates, specifically the intermediate portion of the curve, detracted from absolute performance, as eurozone interest rates increased.

  Long exposure to U.S. interest rates, specifically the intermediate portion of the curve detracted from absolute performance, as U.S. interest rates increased.

  Long exposure to Australian interest rates detracted from absolute performance, as Australian interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg MSCI Global Green Bond Index, USD Hedged
12/10/19	$10,000	$10,000	$10,000
12/31/19	$10,003	$9,999	$9,965
1/31/20	$10,208	$10,179	$10,200
2/29/20	$10,273	$10,304	$10,311
3/31/20	$9,488	$10,143	$9,905
4/30/20	$9,835	$10,308	$10,150
5/31/20	$10,012	$10,337	$10,175
6/30/20	$10,228	$10,388	$10,304
7/31/20	$10,360	$10,502	$10,453
8/31/20	$10,340	$10,426	$10,395
9/30/20	$10,350	$10,464	$10,481
10/31/20	$10,350	$10,465	$10,539
11/30/20	$10,502	$10,524	$10,601
12/31/20	$10,557	$10,557	$10,630
1/31/21	$10,539	$10,500	$10,583
2/28/21	$10,441	$10,337	$10,390
3/31/21	$10,363	$10,296	$10,364
4/30/21	$10,435	$10,323	$10,343
5/31/21	$10,467	$10,346	$10,348
6/30/21	$10,500	$10,396	$10,404
7/31/21	$10,585	$10,526	$10,587
8/31/21	$10,590	$10,505	$10,545
9/30/21	$10,524	$10,405	$10,420
10/31/21	$10,436	$10,378	$10,364
11/30/21	$10,400	$10,452	$10,486
12/31/21	$10,421	$10,410	$10,386
1/31/22	$10,201	$10,246	$10,204
2/28/22	$10,014	$10,110	$9,961
3/31/22	$9,806	$9,892	$9,709
4/30/22	$9,507	$9,626	$9,359
5/31/22	$9,454	$9,613	$9,241
6/30/22	$9,205	$9,467	$8,987
7/31/22	$9,501	$9,708	$9,398
8/31/22	$9,191	$9,455	$8,960
9/30/22	$8,811	$9,151	$8,587
10/31/22	$8,781	$9,120	$8,579
11/30/22	$9,082	$9,352	$8,883
12/31/22	$9,006	$9,242	$8,620
1/31/23	$9,287	$9,455	$8,871
2/28/23	$9,117	$9,304	$8,690
3/31/23	$9,241	$9,510	$8,874
4/30/23	$9,308	$9,559	$8,913
5/31/23	$9,248	$9,522	$8,910
6/30/23	$9,189	$9,516	$8,902
7/31/23	$9,259	$9,519	$8,939
8/31/23	$9,244	$9,507	$8,954
9/30/23	$9,110	$9,343	$8,791
10/31/23	$9,061	$9,277	$8,791
11/30/23	$9,384	$9,596	$9,093
12/31/23	$9,689	$9,902	$9,443
1/31/24	$9,706	$9,883	$9,410
2/29/24	$9,605	$9,815	$9,325
3/31/24	$9,692	$9,904	$9,446
4/30/24	$9,524	$9,744	$9,309
5/31/24	$9,622	$9,830	$9,357
6/30/24	$9,686	$9,916	$9,410
7/31/24	$9,885	$10,107	$9,614
8/31/24	$9,976	$10,218	$9,684
9/30/24	$10,085	$10,337	$9,805
10/31/24	$9,927	$10,197	$9,723
11/30/24	$10,038	$10,318	$9,904
12/31/24	$9,943	$10,239	$9,805
1/31/25	$9,999	$10,278	$9,830
2/28/25	$10,154	$10,402	$9,926
3/31/25	$10,117	$10,359	$9,792
4/30/25	$10,228	$10,461	$9,952
5/31/25	$10,203	$10,426	$9,976
6/30/25	$10,314	$10,526	$10,022
7/31/25	$10,311	$10,517	$10,050
8/31/25	$10,412	$10,575	$10,057
9/30/25	$10,443	$10,653	$10,124
10/31/25	$10,510	$10,737	$10,228
11/30/25	$10,551	$10,760	$10,236
12/31/25	$10,526	$10,737	$10,207
1/31/26	$10,567	$10,763	$10,282
2/28/26	$10,689	$10,914	$10,422
3/31/26	$10,415	$10,720	$10,178

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 12/10/19
Class C (excluding sales charge)	2.95%	0.10%	0.65%
Class C (including sales charge)	1.96%	0.10%	0.65%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	1.11%
Bloomberg MSCI Global Green Bond Index, USD Hedged	3.94%	(0.36%)	0.28%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 43,885,000
Holdings Count | Holding	390
Advisory Fees Paid, Amount	$ 97,000
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$43,885
# of Portfolio Holdings	390
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid During the Reporting Period	$97
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	65.5%
Sovereign Issues	11.2%
U.S. Government Agencies	3.6%
Asset-Backed Securities	1.9%
Non-Agency Mortgage-Backed Securities	1.0%
U.S. Treasury Obligations	0.7%
Municipal Bonds & Notes	0.5%
Short-Term Instruments	12.0%
Financial Derivative Instruments	1.3%
Other Assets and Liabilities, Net	2.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000215596
Shareholder Report [Line Items]
Fund Name	PIMCO Climate Bond Fund
Class Name	Institutional Class
Trading Symbol	PCEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Climate Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to absolute performance, as the 3-month Secured Overnight Financing Rate was accrued.

  Long exposure to investment grade corporate credit contributed to absolute performance, as spreads tightened and spread carry was accrued.

  Long exposure to government related securities contributed to absolute performance, as spreads tightened.

  Long exposure to eurozone interest rates, specifically the intermediate portion of the curve, detracted from absolute performance, as eurozone interest rates increased.

  Long exposure to U.S. interest rates, specifically the intermediate portion of the curve detracted from absolute performance, as U.S. interest rates increased.

  Long exposure to Australian interest rates detracted from absolute performance, as Australian interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg MSCI Global Green Bond Index, USD Hedged
12/10/19	$1,000,000	$1,000,000	$1,000,000
12/31/19	$1,000,988	$999,870	$996,507
1/31/20	$1,022,541	$1,017,914	$1,020,013
2/29/20	$1,030,020	$1,030,372	$1,031,099
3/31/20	$952,152	$1,014,336	$990,513
4/30/20	$987,943	$1,030,757	$1,015,000
5/31/20	$1,006,659	$1,033,679	$1,017,466
6/30/20	$1,029,359	$1,038,837	$1,030,441
7/31/20	$1,043,580	$1,050,190	$1,045,262
8/31/20	$1,042,476	$1,042,579	$1,039,519
9/30/20	$1,044,513	$1,046,388	$1,048,051
10/31/20	$1,045,651	$1,046,464	$1,053,852
11/30/20	$1,062,049	$1,052,435	$1,060,149
12/31/20	$1,068,769	$1,055,669	$1,063,021
1/31/21	$1,067,851	$1,050,006	$1,058,271
2/28/21	$1,058,811	$1,033,673	$1,039,036
3/31/21	$1,051,919	$1,029,601	$1,036,385
4/30/21	$1,060,295	$1,032,292	$1,034,330
5/31/21	$1,064,513	$1,034,596	$1,034,823
6/30/21	$1,068,924	$1,039,642	$1,040,449
7/31/21	$1,078,689	$1,052,563	$1,058,672
8/31/21	$1,080,193	$1,050,455	$1,054,543
9/30/21	$1,074,521	$1,040,537	$1,041,953
10/31/21	$1,066,666	$1,037,816	$1,036,448
11/30/21	$1,063,961	$1,045,219	$1,048,638
12/31/21	$1,067,189	$1,040,980	$1,038,599
1/31/22	$1,045,624	$1,024,625	$1,020,429
2/28/22	$1,027,396	$1,010,996	$996,116
3/31/22	$1,006,990	$989,202	$970,945
4/30/22	$977,330	$962,616	$935,878
5/31/22	$972,728	$961,292	$924,105
6/30/22	$948,045	$946,703	$898,738
7/31/22	$979,491	$970,816	$939,757
8/31/22	$948,503	$945,472	$895,998
9/30/22	$910,173	$915,120	$858,743
10/31/22	$907,891	$911,988	$857,862
11/30/22	$939,895	$935,229	$888,338
12/31/22	$933,044	$924,191	$861,967
1/31/23	$963,068	$945,478	$887,054
2/28/23	$946,285	$930,397	$869,024
3/31/23	$960,145	$951,028	$887,398
4/30/23	$967,882	$955,924	$891,341
5/31/23	$962,548	$952,161	$891,013
6/30/23	$957,472	$951,593	$890,224
7/31/23	$965,630	$951,901	$893,859
8/31/23	$965,014	$950,705	$895,414
9/30/23	$951,917	$934,310	$879,065
10/31/23	$947,762	$927,676	$879,120
11/30/23	$982,471	$959,572	$909,279
12/31/23	$1,015,338	$990,239	$944,305
1/31/24	$1,018,122	$988,298	$941,023
2/29/24	$1,008,385	$981,516	$932,470
3/31/24	$1,018,533	$990,367	$944,557
4/30/24	$1,001,793	$974,421	$930,939
5/31/24	$1,013,241	$983,044	$935,736
6/30/24	$1,020,847	$991,574	$940,972
7/31/24	$1,042,840	$1,010,730	$961,442
8/31/24	$1,053,466	$1,021,800	$968,409
9/30/24	$1,065,933	$1,033,657	$980,498
10/31/24	$1,050,282	$1,019,669	$972,282
11/30/24	$1,063,053	$1,031,781	$990,351
12/31/24	$1,054,054	$1,023,863	$980,512
1/31/25	$1,060,964	$1,027,830	$983,030
2/28/25	$1,078,380	$1,040,206	$992,631
3/31/25	$1,075,394	$1,035,866	$979,219
4/30/25	$1,088,225	$1,046,065	$995,243
5/31/25	$1,086,683	$1,042,606	$997,626
6/30/25	$1,099,458	$1,052,591	$1,002,227
7/31/25	$1,100,239	$1,051,748	$1,004,966
8/31/25	$1,112,107	$1,057,512	$1,005,749
9/30/25	$1,116,446	$1,065,301	$1,012,417
10/31/25	$1,124,791	$1,073,711	$1,022,821
11/30/25	$1,130,224	$1,075,968	$1,023,603
12/31/25	$1,128,688	$1,073,662	$1,020,693
1/31/26	$1,134,149	$1,076,257	$1,028,215
2/28/26	$1,148,246	$1,091,386	$1,042,224
3/31/26	$1,119,909	$1,072,013	$1,017,765

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 12/10/19
Institutional Class	4.14%	1.26%	1.81%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	1.11%
Bloomberg MSCI Global Green Bond Index, USD Hedged	3.94%	(0.36%)	0.28%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 43,885,000
Holdings Count | Holding	390
Advisory Fees Paid, Amount	$ 97,000
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$43,885
# of Portfolio Holdings	390
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid During the Reporting Period	$97
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	65.5%
Sovereign Issues	11.2%
U.S. Government Agencies	3.6%
Asset-Backed Securities	1.9%
Non-Agency Mortgage-Backed Securities	1.0%
U.S. Treasury Obligations	0.7%
Municipal Bonds & Notes	0.5%
Short-Term Instruments	12.0%
Financial Derivative Instruments	1.3%
Other Assets and Liabilities, Net	2.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000215597
Shareholder Report [Line Items]
Fund Name	PIMCO Climate Bond Fund
Class Name	I-2
Trading Symbol	PCEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Climate Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to absolute performance, as the 3-month Secured Overnight Financing Rate was accrued.

  Long exposure to investment grade corporate credit contributed to absolute performance, as spreads tightened and spread carry was accrued.

  Long exposure to government related securities contributed to absolute performance, as spreads tightened.

  Long exposure to eurozone interest rates, specifically the intermediate portion of the curve, detracted from absolute performance, as eurozone interest rates increased.

  Long exposure to U.S. interest rates, specifically the intermediate portion of the curve detracted from absolute performance, as U.S. interest rates increased.

  Long exposure to Australian interest rates detracted from absolute performance, as Australian interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg MSCI Global Green Bond Index, USD Hedged
12/10/19	$1,000,000	$1,000,000	$1,000,000
12/31/19	$1,000,912	$999,870	$996,507
1/31/20	$1,022,342	$1,017,914	$1,020,013
2/29/20	$1,029,721	$1,030,372	$1,031,099
3/31/20	$951,776	$1,014,336	$990,513
4/30/20	$987,464	$1,030,757	$1,015,000
5/31/20	$1,006,059	$1,033,679	$1,017,466
6/30/20	$1,028,637	$1,038,837	$1,030,441
7/31/20	$1,042,752	$1,050,190	$1,045,262
8/31/20	$1,041,560	$1,042,579	$1,039,519
9/30/20	$1,043,507	$1,046,388	$1,048,051
10/31/20	$1,044,552	$1,046,464	$1,053,852
11/30/20	$1,060,847	$1,052,435	$1,060,149
12/31/20	$1,067,452	$1,055,669	$1,063,021
1/31/21	$1,066,472	$1,050,006	$1,058,271
2/28/21	$1,057,387	$1,033,673	$1,039,036
3/31/21	$1,050,424	$1,029,601	$1,036,385
4/30/21	$1,058,696	$1,032,292	$1,034,330
5/31/21	$1,062,824	$1,034,596	$1,034,823
6/30/21	$1,067,144	$1,039,642	$1,040,449
7/31/21	$1,076,800	$1,052,563	$1,058,672
8/31/21	$1,078,212	$1,050,455	$1,054,543
9/30/21	$1,072,462	$1,040,537	$1,041,953
10/31/21	$1,064,530	$1,037,816	$1,036,448
11/30/21	$1,061,744	$1,045,219	$1,048,638
12/31/21	$1,064,864	$1,040,980	$1,038,599
1/31/22	$1,043,241	$1,024,625	$1,020,429
2/28/22	$1,024,976	$1,010,996	$996,116
3/31/22	$1,004,532	$989,202	$970,945
4/30/22	$974,864	$962,616	$935,878
5/31/22	$970,195	$961,292	$924,105
6/30/22	$945,498	$946,703	$898,738
7/31/22	$976,778	$970,816	$939,757
8/31/22	$945,794	$945,472	$895,998
9/30/22	$907,491	$915,120	$858,743
10/31/22	$905,144	$911,988	$857,862
11/30/22	$936,971	$935,229	$888,338
12/31/22	$930,057	$924,191	$861,967
1/31/23	$959,910	$945,478	$887,054
2/28/23	$943,109	$930,397	$869,024
3/31/23	$956,835	$951,028	$887,398
4/30/23	$964,472	$955,924	$891,341
5/31/23	$959,076	$952,161	$891,013
6/30/23	$953,934	$951,593	$890,224
7/31/23	$961,984	$951,901	$893,859
8/31/23	$961,289	$950,705	$895,414
9/30/23	$948,156	$934,310	$879,065
10/31/23	$943,939	$927,676	$879,120
11/30/23	$978,430	$959,572	$909,279
12/31/23	$1,011,073	$990,239	$944,305
1/31/24	$1,013,762	$988,298	$941,023
2/29/24	$1,003,986	$981,516	$932,470
3/31/24	$1,014,000	$990,367	$944,557
4/30/24	$997,252	$974,421	$930,939
5/31/24	$1,008,556	$983,044	$935,736
6/30/24	$1,016,048	$991,574	$940,972
7/31/24	$1,037,846	$1,010,730	$961,442
8/31/24	$1,048,324	$1,021,800	$968,409
9/30/24	$1,060,647	$1,033,657	$980,498
10/31/24	$1,044,985	$1,019,669	$972,282
11/30/24	$1,057,597	$1,031,781	$990,351
12/31/24	$1,048,553	$1,023,863	$980,512
1/31/25	$1,055,334	$1,027,830	$983,030
2/28/25	$1,072,573	$1,040,206	$992,631
3/31/25	$1,069,519	$1,035,866	$979,219
4/30/25	$1,082,193	$1,046,065	$995,243
5/31/25	$1,080,566	$1,042,606	$997,626
6/30/25	$1,093,189	$1,052,591	$1,002,227
7/31/25	$1,093,882	$1,051,748	$1,004,966
8/31/25	$1,105,587	$1,057,512	$1,005,749
9/30/25	$1,109,810	$1,065,301	$1,012,417
10/31/25	$1,118,006	$1,073,711	$1,022,821
11/30/25	$1,123,320	$1,075,968	$1,023,603
12/31/25	$1,121,695	$1,073,662	$1,020,693
1/31/26	$1,127,027	$1,076,257	$1,028,215
2/28/26	$1,140,948	$1,091,386	$1,042,224
3/31/26	$1,112,700	$1,072,013	$1,017,765

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 12/10/19
I-2	4.04%	1.16%	1.71%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	1.11%
Bloomberg MSCI Global Green Bond Index, USD Hedged	3.94%	(0.36%)	0.28%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 43,885,000
Holdings Count | Holding	390
Advisory Fees Paid, Amount	$ 97,000
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$43,885
# of Portfolio Holdings	390
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid During the Reporting Period	$97
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	65.5%
Sovereign Issues	11.2%
U.S. Government Agencies	3.6%
Asset-Backed Securities	1.9%
Non-Agency Mortgage-Backed Securities	1.0%
U.S. Treasury Obligations	0.7%
Municipal Bonds & Notes	0.5%
Short-Term Instruments	12.0%
Financial Derivative Instruments	1.3%
Other Assets and Liabilities, Net	2.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000215595
Shareholder Report [Line Items]
Fund Name	PIMCO Climate Bond Fund
Class Name	I-3
Trading Symbol	PCEWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Climate Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to absolute performance, as the 3-month Secured Overnight Financing Rate was accrued.

  Long exposure to investment grade corporate credit contributed to absolute performance, as spreads tightened and spread carry was accrued.

  Long exposure to government related securities contributed to absolute performance, as spreads tightened.

  Long exposure to eurozone interest rates, specifically the intermediate portion of the curve, detracted from absolute performance, as eurozone interest rates increased.

  Long exposure to U.S. interest rates, specifically the intermediate portion of the curve detracted from absolute performance, as U.S. interest rates increased.

  Long exposure to Australian interest rates detracted from absolute performance, as Australian interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-3	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg MSCI Global Green Bond Index, USD Hedged
12/10/19	$1,000,000	$1,000,000	$1,000,000
12/31/19	$1,000,890	$999,870	$996,507
1/31/20	$1,022,283	$1,017,914	$1,020,013
2/29/20	$1,029,605	$1,030,372	$1,031,099
3/31/20	$951,629	$1,014,336	$990,513
4/30/20	$987,278	$1,030,757	$1,015,000
5/31/20	$1,005,855	$1,033,679	$1,017,466
6/30/20	$1,028,405	$1,038,837	$1,030,441
7/31/20	$1,042,465	$1,050,190	$1,045,262
8/31/20	$1,041,236	$1,042,579	$1,039,519
9/30/20	$1,043,146	$1,046,388	$1,048,051
10/31/20	$1,044,169	$1,046,464	$1,053,852
11/30/20	$1,060,413	$1,052,435	$1,060,149
12/31/20	$1,066,973	$1,055,669	$1,063,021
1/31/21	$1,065,932	$1,050,006	$1,058,271
2/28/21	$1,056,778	$1,033,673	$1,039,036
3/31/21	$1,049,761	$1,029,601	$1,036,385
4/30/21	$1,057,970	$1,032,292	$1,034,330
5/31/21	$1,062,053	$1,034,596	$1,034,823
6/30/21	$1,066,317	$1,039,642	$1,040,449
7/31/21	$1,075,915	$1,052,563	$1,058,672
8/31/21	$1,077,279	$1,050,455	$1,054,543
9/30/21	$1,071,485	$1,040,537	$1,041,953
10/31/21	$1,063,513	$1,037,816	$1,036,448
11/30/21	$1,060,691	$1,045,219	$1,048,638
12/31/21	$1,063,771	$1,040,980	$1,038,599
1/31/22	$1,042,157	$1,024,625	$1,020,429
2/28/22	$1,023,873	$1,010,996	$996,116
3/31/22	$1,003,407	$989,202	$970,945
4/30/22	$973,730	$962,616	$935,878
5/31/22	$969,027	$961,292	$924,105
6/30/22	$944,321	$946,703	$898,738
7/31/22	$975,519	$970,816	$939,757
8/31/22	$944,536	$945,472	$895,998
9/30/22	$906,246	$915,120	$858,743
10/31/22	$903,866	$911,988	$857,862
11/30/22	$935,616	$935,229	$888,338
12/31/22	$928,674	$924,191	$861,967
1/31/23	$958,447	$945,478	$887,054
2/28/23	$941,635	$930,397	$869,024
3/31/23	$955,301	$951,028	$887,398
4/30/23	$962,890	$955,924	$891,341
5/31/23	$957,462	$952,161	$891,013
6/30/23	$952,287	$951,593	$890,224
7/31/23	$960,287	$951,901	$893,859
8/31/23	$959,555	$950,705	$895,414
9/30/23	$946,412	$934,310	$879,065
10/31/23	$942,167	$927,676	$879,120
11/30/23	$976,579	$959,572	$909,279
12/31/23	$1,009,120	$990,239	$944,305
1/31/24	$1,011,770	$988,298	$941,023
2/29/24	$1,001,974	$981,516	$932,470
3/31/24	$1,011,930	$990,367	$944,557
4/30/24	$995,170	$974,421	$930,939
5/31/24	$1,006,407	$983,044	$935,736
6/30/24	$1,013,846	$991,574	$940,972
7/31/24	$1,035,573	$1,010,730	$961,442
8/31/24	$1,045,982	$1,021,800	$968,409
9/30/24	$1,058,241	$1,033,657	$980,498
10/31/24	$1,042,570	$1,019,669	$972,282
11/30/24	$1,055,114	$1,031,781	$990,351
12/31/24	$1,046,050	$1,023,863	$980,512
1/31/25	$1,052,771	$1,027,830	$983,030
2/28/25	$1,069,929	$1,040,206	$992,631
3/31/25	$1,066,838	$1,035,866	$979,219
4/30/25	$1,079,430	$1,046,065	$995,243
5/31/25	$1,077,762	$1,042,606	$997,626
6/30/25	$1,090,303	$1,052,591	$1,002,227
7/31/25	$1,090,938	$1,051,748	$1,004,966
8/31/25	$1,102,559	$1,057,512	$1,005,749
9/30/25	$1,106,728	$1,065,301	$1,012,417
10/31/25	$1,114,851	$1,073,711	$1,022,821
11/30/25	$1,120,107	$1,075,968	$1,023,603
12/31/25	$1,118,438	$1,073,662	$1,020,693
1/31/26	$1,123,707	$1,076,257	$1,028,215
2/28/26	$1,137,544	$1,091,386	$1,042,224
3/31/26	$1,109,334	$1,072,013	$1,017,765

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 12/10/19
I-3	3.98%	1.11%	1.66%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	1.11%
Bloomberg MSCI Global Green Bond Index, USD Hedged	3.94%	(0.36%)	0.28%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 43,885,000
Holdings Count | Holding	390
Advisory Fees Paid, Amount	$ 97,000
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$43,885
# of Portfolio Holdings	390
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid During the Reporting Period	$97
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	65.5%
Sovereign Issues	11.2%
U.S. Government Agencies	3.6%
Asset-Backed Securities	1.9%
Non-Agency Mortgage-Backed Securities	1.0%
U.S. Treasury Obligations	0.7%
Municipal Bonds & Notes	0.5%
Short-Term Instruments	12.0%
Financial Derivative Instruments	1.3%
Other Assets and Liabilities, Net	2.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000065243
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Fund
Class Name	Class A
Trading Symbol	PUBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$123	1.20%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to Australian duration detracted from performance, as interest rates rose across the intermediate portion of the Australian yield curve.

  Short exposure to the New Taiwan dollar detracted from performance, as the New Taiwan dollar appreciated versus the U.S. dollar.

  Long exposure to the Brazilian duration detracted from performance, as interest rates rose in the front end of the Brazilian yield curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$9,622	$10,000	$10,000
4/30/16	$9,782	$10,017	$10,005
5/31/16	$9,818	$10,059	$10,011
6/30/16	$9,787	$10,251	$10,016
7/31/16	$9,916	$10,312	$10,021
8/31/16	$9,970	$10,307	$10,026
9/30/16	$10,060	$10,306	$10,032
10/31/16	$10,163	$10,206	$10,039
11/30/16	$10,096	$10,037	$10,046
12/31/16	$10,208	$10,065	$10,053
1/31/17	$10,312	$10,028	$10,061
2/28/17	$10,409	$10,114	$10,069
3/31/17	$10,493	$10,109	$10,078
4/30/17	$10,515	$10,178	$10,087
5/31/17	$10,576	$10,237	$10,097
6/30/17	$10,611	$10,208	$10,107
7/31/17	$10,654	$10,242	$10,118
8/31/17	$10,748	$10,335	$10,128
9/30/17	$10,794	$10,288	$10,139
10/31/17	$10,811	$10,331	$10,151
11/30/17	$10,830	$10,347	$10,162
12/31/17	$10,818	$10,370	$10,173
1/31/18	$10,857	$10,296	$10,188
2/28/18	$10,868	$10,273	$10,202
3/31/18	$10,874	$10,358	$10,216
4/30/18	$10,870	$10,320	$10,236
5/31/18	$10,949	$10,358	$10,256
6/30/18	$10,931	$10,377	$10,275
7/31/18	$10,981	$10,380	$10,295
8/31/18	$10,982	$10,412	$10,315
9/30/18	$10,986	$10,372	$10,335
10/31/18	$11,024	$10,352	$10,356
11/30/18	$10,975	$10,403	$10,377
12/31/18	$10,987	$10,553	$10,397
1/31/19	$11,123	$10,665	$10,421
2/28/19	$11,157	$10,678	$10,446
3/31/19	$11,220	$10,869	$10,470
4/30/19	$11,273	$10,875	$10,493
5/31/19	$11,306	$11,032	$10,516
6/30/19	$11,357	$11,186	$10,538
7/31/19	$11,367	$11,274	$10,559
8/31/19	$11,227	$11,530	$10,579
9/30/19	$11,253	$11,477	$10,600
10/31/19	$11,311	$11,457	$10,618
11/30/19	$11,360	$11,443	$10,637
12/31/19	$11,470	$11,420	$10,656
1/31/20	$11,474	$11,626	$10,673
2/29/20	$11,441	$11,768	$10,690
3/31/20	$10,861	$11,585	$10,708
4/30/20	$11,147	$11,773	$10,721
5/31/20	$11,338	$11,806	$10,734
6/30/20	$11,546	$11,865	$10,747
7/31/20	$11,662	$11,995	$10,749
8/31/20	$11,759	$11,908	$10,752
9/30/20	$11,775	$11,951	$10,755
10/31/20	$11,821	$11,952	$10,757
11/30/20	$11,918	$12,020	$10,759
12/31/20	$12,044	$12,057	$10,761
1/31/21	$12,103	$11,993	$10,763
2/28/21	$12,143	$11,806	$10,765
3/31/21	$12,131	$11,760	$10,768
4/30/21	$12,164	$11,790	$10,769
5/31/21	$12,183	$11,817	$10,771
6/30/21	$12,157	$11,874	$10,773
7/31/21	$12,161	$12,022	$10,774
8/31/21	$12,162	$11,998	$10,776
9/30/21	$12,152	$11,884	$10,777
10/31/21	$12,030	$11,853	$10,778
11/30/21	$12,008	$11,938	$10,779
12/31/21	$12,033	$11,890	$10,781
1/31/22	$11,954	$11,703	$10,783
2/28/22	$11,842	$11,547	$10,785
3/31/22	$11,649	$11,298	$10,787
4/30/22	$11,448	$10,994	$10,796
5/31/22	$11,475	$10,979	$10,805
6/30/22	$11,231	$10,813	$10,814
7/31/22	$11,422	$11,088	$10,828
8/31/22	$11,247	$10,799	$10,850
9/30/22	$10,983	$10,452	$10,872
10/31/22	$10,998	$10,416	$10,900
11/30/22	$11,144	$10,682	$10,934
12/31/22	$11,160	$10,556	$10,972
1/31/23	$11,345	$10,799	$11,013
2/28/23	$11,260	$10,626	$11,052
3/31/23	$11,308	$10,862	$11,096
4/30/23	$11,354	$10,918	$11,140
5/31/23	$11,357	$10,875	$11,188
6/30/23	$11,398	$10,869	$11,236
7/31/23	$11,485	$10,872	$11,285
8/31/23	$11,501	$10,858	$11,336
9/30/23	$11,433	$10,671	$11,387
10/31/23	$11,340	$10,595	$11,439
11/30/23	$11,690	$10,960	$11,490
12/31/23	$11,932	$11,310	$11,543
1/31/24	$11,993	$11,288	$11,596
2/29/24	$12,007	$11,210	$11,645
3/31/24	$12,127	$11,311	$11,699
4/30/24	$12,076	$11,129	$11,751
5/31/24	$12,202	$11,228	$11,805
6/30/24	$12,220	$11,325	$11,854
7/31/24	$12,366	$11,544	$11,912
8/31/24	$12,466	$11,670	$11,967
9/30/24	$12,610	$11,806	$12,018
10/31/24	$12,553	$11,646	$12,068
11/30/24	$12,706	$11,784	$12,116
12/31/24	$12,729	$11,694	$12,163
1/31/25	$12,831	$11,739	$12,208
2/28/25	$12,977	$11,881	$12,250
3/31/25	$13,026	$11,831	$12,295
4/30/25	$13,011	$11,948	$12,340
5/31/25	$13,038	$11,908	$12,386
6/30/25	$13,257	$12,022	$12,430
7/31/25	$13,260	$12,013	$12,477
8/31/25	$13,463	$12,078	$12,524
9/30/25	$13,571	$12,167	$12,569
10/31/25	$13,714	$12,263	$12,614
11/30/25	$13,766	$12,289	$12,656
12/31/25	$13,854	$12,263	$12,697
1/31/26	$13,944	$12,292	$12,738
2/28/26	$13,983	$12,465	$12,774
3/31/26	$13,719	$12,244	$12,814

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	5.32%	2.49%	3.61%
Class A (including sales charge)	1.40%	1.71%	3.21%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,611,902,000
Holdings Count | Holding	2,130
Advisory Fees Paid, Amount	$ 13,457,000
InvestmentCompanyPortfolioTurnover	824.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,611,902
# of Portfolio Holdings	2,130
Portfolio Turnover Rate	824%
Total Net Advisory Fees Paid During the Reporting Period	$13,457
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	68.3%
Corporate Bonds & Notes	20.4%
Sovereign Issues	20.4%
Asset-Backed Securities	12.7%
U.S. Treasury Obligations	10.6%
Non-Agency Mortgage-Backed Securities	6.5%
Loan Participations and Assignments	1.5%
Municipal Bonds & Notes	0.3%
Preferred Securities	0.2%
Convertible Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	13.3%
Affiliated Investments	20.9%
Financial Derivative Instruments	0.8%
Other Assets and Liabilities, Net	(76.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000069483
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Fund
Class Name	Class C
Trading Symbol	PUBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$199	1.95%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to Australian duration detracted from performance, as interest rates rose across the intermediate portion of the Australian yield curve.

  Short exposure to the New Taiwan dollar detracted from performance, as the New Taiwan dollar appreciated versus the U.S. dollar.

  Long exposure to the Brazilian duration detracted from performance, as interest rates rose in the front end of the Brazilian yield curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,159	$10,017	$10,005
5/31/16	$10,191	$10,059	$10,011
6/30/16	$10,143	$10,251	$10,016
7/31/16	$10,270	$10,312	$10,021
8/31/16	$10,319	$10,307	$10,026
9/30/16	$10,405	$10,306	$10,032
10/31/16	$10,506	$10,206	$10,039
11/30/16	$10,429	$10,037	$10,046
12/31/16	$10,538	$10,065	$10,053
1/31/17	$10,639	$10,028	$10,061
2/28/17	$10,734	$10,114	$10,069
3/31/17	$10,812	$10,109	$10,078
4/30/17	$10,830	$10,178	$10,087
5/31/17	$10,886	$10,237	$10,097
6/30/17	$10,914	$10,208	$10,107
7/31/17	$10,952	$10,242	$10,118
8/31/17	$11,042	$10,335	$10,128
9/30/17	$11,082	$10,288	$10,139
10/31/17	$11,092	$10,331	$10,151
11/30/17	$11,105	$10,347	$10,162
12/31/17	$11,086	$10,370	$10,173
1/31/18	$11,119	$10,296	$10,188
2/28/18	$11,123	$10,273	$10,202
3/31/18	$11,122	$10,358	$10,216
4/30/18	$11,111	$10,320	$10,236
5/31/18	$11,185	$10,358	$10,256
6/30/18	$11,159	$10,377	$10,275
7/31/18	$11,203	$10,380	$10,295
8/31/18	$11,197	$10,412	$10,315
9/30/18	$11,195	$10,372	$10,335
10/31/18	$11,227	$10,352	$10,356
11/30/18	$11,169	$10,403	$10,377
12/31/18	$11,175	$10,553	$10,397
1/31/19	$11,305	$10,665	$10,421
2/28/19	$11,334	$10,678	$10,446
3/31/19	$11,391	$10,869	$10,470
4/30/19	$11,437	$10,875	$10,493
5/31/19	$11,463	$11,032	$10,516
6/30/19	$11,508	$11,186	$10,538
7/31/19	$11,511	$11,274	$10,559
8/31/19	$11,362	$11,530	$10,579
9/30/19	$11,382	$11,477	$10,600
10/31/19	$11,432	$11,457	$10,618
11/30/19	$11,475	$11,443	$10,637
12/31/19	$11,579	$11,420	$10,656
1/31/20	$11,575	$11,626	$10,673
2/29/20	$11,536	$11,768	$10,690
3/31/20	$10,943	$11,585	$10,708
4/30/20	$11,225	$11,773	$10,721
5/31/20	$11,410	$11,806	$10,734
6/30/20	$11,613	$11,865	$10,747
7/31/20	$11,721	$11,995	$10,749
8/31/20	$11,812	$11,908	$10,752
9/30/20	$11,820	$11,951	$10,755
10/31/20	$11,858	$11,952	$10,757
11/30/20	$11,949	$12,020	$10,759
12/31/20	$12,066	$12,057	$10,761
1/31/21	$12,119	$11,993	$10,763
2/28/21	$12,152	$11,806	$10,765
3/31/21	$12,132	$11,760	$10,768
4/30/21	$12,157	$11,790	$10,769
5/31/21	$12,169	$11,817	$10,771
6/30/21	$12,135	$11,874	$10,773
7/31/21	$12,130	$12,022	$10,774
8/31/21	$12,125	$11,998	$10,776
9/30/21	$12,107	$11,884	$10,777
10/31/21	$11,977	$11,853	$10,778
11/30/21	$11,949	$11,938	$10,779
12/31/21	$11,965	$11,890	$10,781
1/31/22	$11,880	$11,703	$10,783
2/28/22	$11,762	$11,547	$10,785
3/31/22	$11,562	$11,298	$10,787
4/30/22	$11,355	$10,994	$10,796
5/31/22	$11,375	$10,979	$10,805
6/30/22	$11,127	$10,813	$10,814
7/31/22	$11,309	$11,088	$10,828
8/31/22	$11,128	$10,799	$10,850
9/30/22	$10,860	$10,452	$10,872
10/31/22	$10,868	$10,416	$10,900
11/30/22	$11,006	$10,682	$10,934
12/31/22	$11,013	$10,556	$10,972
1/31/23	$11,190	$10,799	$11,013
2/28/23	$11,100	$10,626	$11,052
3/31/23	$11,140	$10,862	$11,096
4/30/23	$11,178	$10,918	$11,140
5/31/23	$11,174	$10,875	$11,188
6/30/23	$11,208	$10,869	$11,236
7/31/23	$11,286	$10,872	$11,285
8/31/23	$11,294	$10,858	$11,336
9/30/23	$11,221	$10,671	$11,387
10/31/23	$11,123	$10,595	$11,439
11/30/23	$11,459	$10,960	$11,490
12/31/23	$11,689	$11,310	$11,543
1/31/24	$11,741	$11,288	$11,596
2/29/24	$11,747	$11,210	$11,645
3/31/24	$11,858	$11,311	$11,699
4/30/24	$11,800	$11,129	$11,751
5/31/24	$11,916	$11,228	$11,805
6/30/24	$11,926	$11,325	$11,854
7/31/24	$12,062	$11,544	$11,912
8/31/24	$12,151	$11,670	$11,967
9/30/24	$12,283	$11,806	$12,018
10/31/24	$12,220	$11,646	$12,068
11/30/24	$12,361	$11,784	$12,116
12/31/24	$12,376	$11,694	$12,163
1/31/25	$12,467	$11,739	$12,208
2/28/25	$12,601	$11,881	$12,250
3/31/25	$12,641	$11,831	$12,295
4/30/25	$12,620	$11,948	$12,340
5/31/25	$12,637	$11,908	$12,386
6/30/25	$12,842	$12,022	$12,430
7/31/25	$12,836	$12,013	$12,477
8/31/25	$13,024	$12,078	$12,524
9/30/25	$13,121	$12,167	$12,569
10/31/25	$13,251	$12,263	$12,614
11/30/25	$13,294	$12,289	$12,656
12/31/25	$13,369	$12,263	$12,697
1/31/26	$13,448	$12,292	$12,738
2/28/26	$13,478	$12,465	$12,774
3/31/26	$13,215	$12,244	$12,814

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	4.53%	1.72%	2.83%
Class C (including sales charge)	3.53%	1.72%	2.83%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,611,902,000
Holdings Count | Holding	2,130
Advisory Fees Paid, Amount	$ 13,457,000
InvestmentCompanyPortfolioTurnover	824.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,611,902
# of Portfolio Holdings	2,130
Portfolio Turnover Rate	824%
Total Net Advisory Fees Paid During the Reporting Period	$13,457
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	68.3%
Corporate Bonds & Notes	20.4%
Sovereign Issues	20.4%
Asset-Backed Securities	12.7%
U.S. Treasury Obligations	10.6%
Non-Agency Mortgage-Backed Securities	6.5%
Loan Participations and Assignments	1.5%
Municipal Bonds & Notes	0.3%
Preferred Securities	0.2%
Convertible Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	13.3%
Affiliated Investments	20.9%
Financial Derivative Instruments	0.8%
Other Assets and Liabilities, Net	(76.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000065246
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Fund
Class Name	Institutional Class
Trading Symbol	PFIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to Australian duration detracted from performance, as interest rates rose across the intermediate portion of the Australian yield curve.

  Short exposure to the New Taiwan dollar detracted from performance, as the New Taiwan dollar appreciated versus the U.S. dollar.

  Long exposure to the Brazilian duration detracted from performance, as interest rates rose in the front end of the Brazilian yield curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,016,904	$1,001,698	$1,000,526
5/31/16	$1,021,028	$1,005,932	$1,001,052
6/30/16	$1,018,151	$1,025,081	$1,001,578
7/31/16	$1,031,907	$1,031,206	$1,002,105
8/31/16	$1,037,899	$1,030,680	$1,002,632
9/30/16	$1,047,590	$1,030,557	$1,003,159
10/31/16	$1,058,662	$1,020,565	$1,003,860
11/30/16	$1,051,993	$1,003,709	$1,004,560
12/31/16	$1,064,056	$1,006,459	$1,005,261
1/31/17	$1,075,222	$1,002,793	$1,006,097
2/28/17	$1,085,717	$1,011,378	$1,006,934
3/31/17	$1,094,813	$1,010,911	$1,007,772
4/30/17	$1,097,531	$1,017,767	$1,008,736
5/31/17	$1,104,282	$1,023,707	$1,009,699
6/30/17	$1,108,265	$1,020,842	$1,010,664
7/31/17	$1,113,144	$1,024,198	$1,011,756
8/31/17	$1,123,327	$1,033,532	$1,012,848
9/30/17	$1,128,497	$1,028,761	$1,013,943
10/31/17	$1,130,649	$1,033,100	$1,015,069
11/30/17	$1,132,986	$1,034,700	$1,016,196
12/31/17	$1,132,177	$1,037,013	$1,017,325
1/31/18	$1,136,653	$1,029,610	$1,018,760
2/28/18	$1,138,073	$1,027,288	$1,020,198
3/31/18	$1,139,138	$1,035,806	$1,021,638
4/30/18	$1,139,079	$1,031,952	$1,023,597
5/31/18	$1,147,750	$1,035,807	$1,025,561
6/30/18	$1,146,212	$1,037,738	$1,027,529
7/31/18	$1,151,833	$1,038,022	$1,029,527
8/31/18	$1,152,382	$1,041,212	$1,031,530
9/30/18	$1,153,155	$1,037,229	$1,033,537
10/31/18	$1,157,597	$1,035,202	$1,035,592
11/30/18	$1,152,764	$1,040,267	$1,037,651
12/31/18	$1,154,475	$1,055,294	$1,039,715
1/31/19	$1,169,065	$1,066,471	$1,042,143
2/28/19	$1,173,066	$1,067,753	$1,044,577
3/31/19	$1,180,051	$1,086,877	$1,047,017
4/30/19	$1,186,005	$1,087,524	$1,049,286
5/31/19	$1,189,908	$1,103,173	$1,051,561
6/30/19	$1,195,677	$1,118,641	$1,053,840
7/31/19	$1,197,153	$1,127,444	$1,055,886
8/31/19	$1,182,842	$1,153,012	$1,057,936
9/30/19	$1,185,950	$1,147,669	$1,059,991
10/31/19	$1,192,373	$1,145,688	$1,061,850
11/30/19	$1,198,001	$1,144,344	$1,063,711
12/31/19	$1,209,976	$1,141,998	$1,065,577
1/31/20	$1,210,822	$1,162,607	$1,067,304
2/29/20	$1,207,762	$1,176,836	$1,069,033
3/31/20	$1,146,838	$1,158,521	$1,070,765
4/30/20	$1,177,415	$1,177,276	$1,072,060
5/31/20	$1,198,065	$1,180,613	$1,073,355
6/30/20	$1,220,469	$1,186,505	$1,074,652
7/31/20	$1,233,136	$1,199,470	$1,074,928
8/31/20	$1,243,806	$1,190,779	$1,075,203
9/30/20	$1,245,876	$1,195,129	$1,075,480
10/31/20	$1,251,172	$1,195,216	$1,075,677
11/30/20	$1,261,894	$1,202,035	$1,075,874
12/31/20	$1,275,645	$1,205,728	$1,076,072
1/31/21	$1,282,333	$1,199,261	$1,076,299
2/28/21	$1,286,950	$1,180,606	$1,076,527
3/31/21	$1,286,088	$1,175,955	$1,076,755
4/30/21	$1,290,073	$1,179,029	$1,076,937
5/31/21	$1,292,503	$1,181,661	$1,077,119
6/30/21	$1,290,102	$1,187,424	$1,077,300
7/31/21	$1,290,966	$1,202,182	$1,077,433
8/31/21	$1,291,556	$1,199,773	$1,077,565
9/30/21	$1,290,945	$1,188,446	$1,077,697
10/31/21	$1,278,335	$1,185,338	$1,077,815
11/30/21	$1,276,475	$1,193,793	$1,077,933
12/31/21	$1,279,585	$1,188,952	$1,078,052
1/31/22	$1,271,602	$1,170,272	$1,078,252
2/28/22	$1,260,113	$1,154,705	$1,078,453
3/31/22	$1,239,946	$1,129,814	$1,078,655
4/30/22	$1,218,966	$1,099,449	$1,079,559
5/31/22	$1,222,239	$1,097,936	$1,080,464
6/30/22	$1,196,669	$1,081,273	$1,081,370
7/31/22	$1,217,434	$1,108,814	$1,082,840
8/31/22	$1,199,130	$1,079,868	$1,084,974
9/30/22	$1,171,479	$1,045,202	$1,087,187
10/31/22	$1,173,363	$1,041,624	$1,090,024
11/30/22	$1,189,408	$1,068,168	$1,093,382
12/31/22	$1,191,461	$1,055,562	$1,097,197
1/31/23	$1,211,640	$1,079,874	$1,101,269
2/28/23	$1,202,983	$1,062,650	$1,105,156
3/31/23	$1,208,535	$1,086,213	$1,109,554
4/30/23	$1,213,776	$1,091,806	$1,114,015
5/31/23	$1,214,541	$1,087,507	$1,118,838
6/30/23	$1,219,374	$1,086,858	$1,123,559
7/31/23	$1,228,975	$1,087,210	$1,128,492
8/31/23	$1,231,132	$1,085,844	$1,133,649
9/30/23	$1,224,325	$1,067,119	$1,138,672
10/31/23	$1,214,741	$1,059,542	$1,143,887
11/30/23	$1,252,676	$1,095,972	$1,148,966
12/31/23	$1,279,039	$1,130,998	$1,154,251
1/31/24	$1,286,001	$1,128,781	$1,159,560
2/29/24	$1,287,816	$1,121,036	$1,164,535
3/31/24	$1,301,195	$1,131,144	$1,169,880
4/30/24	$1,296,109	$1,112,932	$1,175,074
5/31/24	$1,310,147	$1,122,780	$1,180,456
6/30/24	$1,312,443	$1,132,522	$1,185,355
7/31/24	$1,328,635	$1,154,402	$1,191,175
8/31/24	$1,339,844	$1,167,045	$1,196,655
9/30/24	$1,355,659	$1,180,588	$1,201,824
10/31/24	$1,350,002	$1,164,612	$1,206,847
11/30/24	$1,366,941	$1,178,445	$1,211,567
12/31/24	$1,369,880	$1,169,402	$1,216,304
1/31/25	$1,381,374	$1,173,932	$1,220,841
2/28/25	$1,397,484	$1,188,068	$1,224,967
3/31/25	$1,403,205	$1,183,110	$1,229,536
4/30/25	$1,402,096	$1,194,759	$1,233,987
5/31/25	$1,405,422	$1,190,809	$1,238,578
6/30/25	$1,429,488	$1,202,213	$1,243,036
7/31/25	$1,430,302	$1,201,251	$1,247,698
8/31/25	$1,452,683	$1,207,833	$1,252,364
9/30/25	$1,464,810	$1,216,730	$1,256,860
10/31/25	$1,480,857	$1,226,335	$1,261,410
11/30/25	$1,486,940	$1,228,914	$1,265,611
12/31/25	$1,496,886	$1,226,279	$1,269,736
1/31/26	$1,507,187	$1,229,243	$1,273,762
2/28/26	$1,511,812	$1,246,523	$1,277,392
3/31/26	$1,483,730	$1,224,396	$1,281,416

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.74%	2.90%	4.02%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,611,902,000
Holdings Count | Holding	2,130
Advisory Fees Paid, Amount	$ 13,457,000
InvestmentCompanyPortfolioTurnover	824.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,611,902
# of Portfolio Holdings	2,130
Portfolio Turnover Rate	824%
Total Net Advisory Fees Paid During the Reporting Period	$13,457
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	68.3%
Corporate Bonds & Notes	20.4%
Sovereign Issues	20.4%
Asset-Backed Securities	12.7%
U.S. Treasury Obligations	10.6%
Non-Agency Mortgage-Backed Securities	6.5%
Loan Participations and Assignments	1.5%
Municipal Bonds & Notes	0.3%
Preferred Securities	0.2%
Convertible Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	13.3%
Affiliated Investments	20.9%
Financial Derivative Instruments	0.8%
Other Assets and Liabilities, Net	(76.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000065245
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Fund
Class Name	I-2
Trading Symbol	PUCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to Australian duration detracted from performance, as interest rates rose across the intermediate portion of the Australian yield curve.

  Short exposure to the New Taiwan dollar detracted from performance, as the New Taiwan dollar appreciated versus the U.S. dollar.

  Long exposure to the Brazilian duration detracted from performance, as interest rates rose in the front end of the Brazilian yield curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,016,819	$1,001,698	$1,000,526
5/31/16	$1,020,860	$1,005,932	$1,001,052
6/30/16	$1,017,901	$1,025,081	$1,001,578
7/31/16	$1,031,566	$1,031,206	$1,002,105
8/31/16	$1,037,444	$1,030,680	$1,002,632
9/30/16	$1,047,041	$1,030,557	$1,003,159
10/31/16	$1,058,017	$1,020,565	$1,003,860
11/30/16	$1,051,267	$1,003,709	$1,004,560
12/31/16	$1,063,226	$1,006,459	$1,005,261
1/31/17	$1,074,298	$1,002,793	$1,006,097
2/28/17	$1,084,701	$1,011,378	$1,006,934
3/31/17	$1,093,691	$1,010,911	$1,007,772
4/30/17	$1,096,322	$1,017,767	$1,008,736
5/31/17	$1,102,973	$1,023,707	$1,009,699
6/30/17	$1,106,854	$1,020,842	$1,010,664
7/31/17	$1,111,640	$1,024,198	$1,011,756
8/31/17	$1,121,713	$1,033,532	$1,012,848
9/30/17	$1,126,781	$1,028,761	$1,013,943
10/31/17	$1,128,836	$1,033,100	$1,015,069
11/30/17	$1,131,077	$1,034,700	$1,016,196
12/31/17	$1,130,171	$1,037,013	$1,017,325
1/31/18	$1,134,547	$1,029,610	$1,018,760
2/28/18	$1,135,877	$1,027,288	$1,020,198
3/31/18	$1,136,840	$1,035,806	$1,021,638
4/30/18	$1,136,690	$1,031,952	$1,023,597
5/31/18	$1,145,247	$1,035,807	$1,025,561
6/30/18	$1,143,616	$1,037,738	$1,027,529
7/31/18	$1,149,129	$1,038,022	$1,029,527
8/31/18	$1,149,570	$1,041,212	$1,031,530
9/30/18	$1,150,257	$1,037,229	$1,033,537
10/31/18	$1,154,589	$1,035,202	$1,035,592
11/30/18	$1,149,675	$1,040,267	$1,037,651
12/31/18	$1,151,288	$1,055,294	$1,039,715
1/31/19	$1,165,743	$1,066,471	$1,042,143
2/28/19	$1,169,646	$1,067,753	$1,044,577
3/31/19	$1,176,511	$1,086,877	$1,047,017
4/30/19	$1,182,352	$1,087,524	$1,049,286
5/31/19	$1,186,140	$1,103,173	$1,051,561
6/30/19	$1,191,800	$1,118,641	$1,053,840
7/31/19	$1,193,169	$1,127,444	$1,055,886
8/31/19	$1,178,799	$1,153,012	$1,057,936
9/30/19	$1,181,806	$1,147,669	$1,059,991
10/31/19	$1,188,105	$1,145,688	$1,061,850
11/30/19	$1,193,612	$1,144,344	$1,063,711
12/31/19	$1,205,442	$1,141,998	$1,065,577
1/31/20	$1,206,179	$1,162,607	$1,067,304
2/29/20	$1,203,036	$1,176,836	$1,069,033
3/31/20	$1,142,255	$1,158,521	$1,070,765
4/30/20	$1,172,615	$1,177,276	$1,072,060
5/31/20	$1,193,081	$1,180,613	$1,073,355
6/30/20	$1,215,291	$1,186,505	$1,074,652
7/31/20	$1,227,794	$1,199,470	$1,074,928
8/31/20	$1,238,321	$1,190,779	$1,075,203
9/30/20	$1,240,280	$1,195,129	$1,075,480
10/31/20	$1,245,442	$1,195,216	$1,075,677
11/30/20	$1,256,015	$1,202,035	$1,075,874
12/31/20	$1,269,584	$1,205,728	$1,076,072
1/31/21	$1,276,142	$1,199,261	$1,076,299
2/28/21	$1,280,639	$1,180,606	$1,076,527
3/31/21	$1,279,672	$1,175,955	$1,076,755
4/30/21	$1,283,526	$1,179,029	$1,076,937
5/31/21	$1,285,841	$1,181,661	$1,077,119
6/30/21	$1,283,348	$1,187,424	$1,077,300
7/31/21	$1,284,094	$1,202,182	$1,077,433
8/31/21	$1,284,576	$1,199,773	$1,077,565
9/30/21	$1,283,861	$1,188,446	$1,077,697
10/31/21	$1,271,215	$1,185,338	$1,077,815
11/30/21	$1,269,261	$1,193,793	$1,077,933
12/31/21	$1,272,239	$1,188,952	$1,078,052
1/31/22	$1,264,202	$1,170,272	$1,078,252
2/28/22	$1,252,684	$1,154,705	$1,078,453
3/31/22	$1,232,531	$1,129,814	$1,078,655
4/30/22	$1,211,569	$1,099,449	$1,079,559
5/31/22	$1,214,723	$1,097,936	$1,080,464
6/30/22	$1,189,212	$1,081,273	$1,081,370
7/31/22	$1,209,746	$1,108,814	$1,082,840
8/31/22	$1,191,457	$1,079,868	$1,084,974
9/30/22	$1,163,880	$1,045,202	$1,087,187
10/31/22	$1,165,659	$1,041,624	$1,090,024
11/30/22	$1,181,503	$1,068,168	$1,093,382
12/31/22	$1,183,434	$1,055,562	$1,097,197
1/31/23	$1,203,383	$1,079,874	$1,101,269
2/28/23	$1,194,692	$1,062,650	$1,105,156
3/31/23	$1,200,098	$1,086,213	$1,109,554
4/30/23	$1,205,210	$1,091,806	$1,114,015
5/31/23	$1,205,867	$1,087,507	$1,118,838
6/30/23	$1,210,558	$1,086,858	$1,123,559
7/31/23	$1,219,994	$1,087,210	$1,128,492
8/31/23	$1,222,032	$1,085,844	$1,133,649
9/30/23	$1,215,172	$1,067,119	$1,138,672
10/31/23	$1,205,561	$1,059,542	$1,143,887
11/30/23	$1,243,108	$1,095,972	$1,148,966
12/31/23	$1,269,161	$1,130,998	$1,154,251
1/31/24	$1,275,965	$1,128,781	$1,159,560
2/29/24	$1,277,664	$1,121,036	$1,164,535
3/31/24	$1,290,826	$1,131,144	$1,169,880
4/30/24	$1,285,674	$1,112,932	$1,175,074
5/31/24	$1,299,483	$1,122,780	$1,180,456
6/30/24	$1,301,660	$1,132,522	$1,185,355
7/31/24	$1,317,608	$1,154,402	$1,191,175
8/31/24	$1,328,605	$1,167,045	$1,196,655
9/30/24	$1,344,185	$1,180,588	$1,201,824
10/31/24	$1,338,462	$1,164,612	$1,206,847
11/30/24	$1,355,142	$1,178,445	$1,211,567
12/31/24	$1,357,939	$1,169,402	$1,216,304
1/31/25	$1,369,213	$1,173,932	$1,220,841
2/28/25	$1,385,076	$1,188,068	$1,224,967
3/31/25	$1,390,636	$1,183,110	$1,229,536
4/30/25	$1,389,422	$1,194,759	$1,233,987
5/31/25	$1,392,597	$1,190,809	$1,238,578
6/30/25	$1,416,334	$1,202,213	$1,243,036
7/31/25	$1,417,020	$1,201,251	$1,247,698
8/31/25	$1,439,069	$1,207,833	$1,252,364
9/30/25	$1,450,968	$1,216,730	$1,256,860
10/31/25	$1,466,732	$1,226,335	$1,261,410
11/30/25	$1,472,644	$1,228,914	$1,265,611
12/31/25	$1,482,365	$1,226,279	$1,269,736
1/31/26	$1,492,439	$1,229,243	$1,273,762
2/28/26	$1,496,906	$1,246,523	$1,277,392
3/31/26	$1,468,981	$1,224,396	$1,281,416

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	5.63%	2.80%	3.92%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,611,902,000
Holdings Count | Holding	2,130
Advisory Fees Paid, Amount	$ 13,457,000
InvestmentCompanyPortfolioTurnover	824.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,611,902
# of Portfolio Holdings	2,130
Portfolio Turnover Rate	824%
Total Net Advisory Fees Paid During the Reporting Period	$13,457
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	68.3%
Corporate Bonds & Notes	20.4%
Sovereign Issues	20.4%
Asset-Backed Securities	12.7%
U.S. Treasury Obligations	10.6%
Non-Agency Mortgage-Backed Securities	6.5%
Loan Participations and Assignments	1.5%
Municipal Bonds & Notes	0.3%
Preferred Securities	0.2%
Convertible Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	13.3%
Affiliated Investments	20.9%
Financial Derivative Instruments	0.8%
Other Assets and Liabilities, Net	(76.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000200461
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Fund
Class Name	I-3
Trading Symbol	PFNUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to Australian duration detracted from performance, as interest rates rose across the intermediate portion of the Australian yield curve.

  Short exposure to the New Taiwan dollar detracted from performance, as the New Taiwan dollar appreciated versus the U.S. dollar.

  Long exposure to the Brazilian duration detracted from performance, as interest rates rose in the front end of the Brazilian yield curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-3	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,016,871	$1,001,698	$1,000,526
5/31/16	$1,020,960	$1,005,932	$1,001,052
6/30/16	$1,018,050	$1,025,081	$1,001,578
7/31/16	$1,031,770	$1,031,206	$1,002,105
8/31/16	$1,037,726	$1,030,680	$1,002,632
9/30/16	$1,047,381	$1,030,557	$1,003,159
10/31/16	$1,058,415	$1,020,565	$1,003,860
11/30/16	$1,051,714	$1,003,709	$1,004,560
12/31/16	$1,063,737	$1,006,459	$1,005,261
1/31/17	$1,074,863	$1,002,793	$1,006,097
2/28/17	$1,085,322	$1,011,378	$1,006,934
3/31/17	$1,094,378	$1,010,911	$1,007,772
4/30/17	$1,097,059	$1,017,767	$1,008,736
5/31/17	$1,103,770	$1,023,707	$1,009,699
6/30/17	$1,107,714	$1,020,842	$1,010,664
7/31/17	$1,112,554	$1,024,198	$1,011,756
8/31/17	$1,122,693	$1,033,532	$1,012,848
9/30/17	$1,127,823	$1,028,761	$1,013,943
10/31/17	$1,129,830	$1,033,100	$1,015,069
11/30/17	$1,132,026	$1,034,700	$1,016,196
12/31/17	$1,131,074	$1,037,013	$1,017,325
1/31/18	$1,135,402	$1,029,610	$1,018,760
2/28/18	$1,136,689	$1,027,288	$1,020,198
3/31/18	$1,137,608	$1,035,806	$1,021,638
4/30/18	$1,137,418	$1,031,952	$1,023,597
5/31/18	$1,145,945	$1,035,807	$1,025,561
6/30/18	$1,144,291	$1,037,738	$1,027,529
7/31/18	$1,149,760	$1,038,022	$1,029,527
8/31/18	$1,150,157	$1,041,212	$1,031,530
9/30/18	$1,150,801	$1,037,229	$1,033,537
10/31/18	$1,155,094	$1,035,202	$1,035,592
11/30/18	$1,150,129	$1,040,267	$1,037,651
12/31/18	$1,151,693	$1,055,294	$1,039,715
1/31/19	$1,166,098	$1,066,471	$1,042,143
2/28/19	$1,169,961	$1,067,753	$1,044,577
3/31/19	$1,176,783	$1,086,877	$1,047,017
4/30/19	$1,182,576	$1,087,524	$1,049,286
5/31/19	$1,186,305	$1,103,173	$1,051,561
6/30/19	$1,191,920	$1,118,641	$1,053,840
7/31/19	$1,193,241	$1,127,444	$1,055,886
8/31/19	$1,178,826	$1,153,012	$1,057,936
9/30/19	$1,181,790	$1,147,669	$1,059,991
10/31/19	$1,188,033	$1,145,688	$1,061,850
11/30/19	$1,193,486	$1,144,344	$1,063,711
12/31/19	$1,205,236	$1,141,998	$1,065,577
1/31/20	$1,205,933	$1,162,607	$1,067,304
2/29/20	$1,202,748	$1,176,836	$1,069,033
3/31/20	$1,141,931	$1,158,521	$1,070,765
4/30/20	$1,172,243	$1,177,276	$1,072,060
5/31/20	$1,192,661	$1,180,613	$1,073,355
6/30/20	$1,214,818	$1,186,505	$1,074,652
7/31/20	$1,227,259	$1,199,470	$1,074,928
8/31/20	$1,237,732	$1,190,779	$1,075,203
9/30/20	$1,239,638	$1,195,129	$1,075,480
10/31/20	$1,244,739	$1,195,216	$1,075,677
11/30/20	$1,255,257	$1,202,035	$1,075,874
12/31/20	$1,268,736	$1,205,728	$1,076,072
1/31/21	$1,275,240	$1,199,261	$1,076,299
2/28/21	$1,279,684	$1,180,606	$1,076,527
3/31/21	$1,278,661	$1,175,955	$1,076,755
4/30/21	$1,282,455	$1,179,029	$1,076,937
5/31/21	$1,284,718	$1,181,661	$1,077,119
6/30/21	$1,282,172	$1,187,424	$1,077,300
7/31/21	$1,282,861	$1,202,182	$1,077,433
8/31/21	$1,283,289	$1,199,773	$1,077,565
9/30/21	$1,282,521	$1,188,446	$1,077,697
10/31/21	$1,269,833	$1,185,338	$1,077,815
11/30/21	$1,267,828	$1,193,793	$1,077,933
12/31/21	$1,270,745	$1,188,952	$1,078,052
1/31/22	$1,262,666	$1,170,272	$1,078,252
2/28/22	$1,251,120	$1,154,705	$1,078,453
3/31/22	$1,230,944	$1,129,814	$1,078,655
4/30/22	$1,209,954	$1,099,449	$1,079,559
5/31/22	$1,213,057	$1,097,936	$1,080,464
6/30/22	$1,187,539	$1,081,273	$1,081,370
7/31/22	$1,207,990	$1,108,814	$1,082,840
8/31/22	$1,189,688	$1,079,868	$1,084,974
9/30/22	$1,162,056	$1,045,202	$1,087,187
10/31/22	$1,163,775	$1,041,624	$1,090,024
11/30/22	$1,179,559	$1,068,168	$1,093,382
12/31/22	$1,181,400	$1,055,562	$1,097,197
1/31/23	$1,201,265	$1,079,874	$1,101,269
2/28/23	$1,192,531	$1,062,650	$1,105,156
3/31/23	$1,197,883	$1,086,213	$1,109,554
4/30/23	$1,202,935	$1,091,806	$1,114,015
5/31/23	$1,203,537	$1,087,507	$1,118,838
6/30/23	$1,208,160	$1,086,858	$1,123,559
7/31/23	$1,217,529	$1,087,210	$1,128,492
8/31/23	$1,219,503	$1,085,844	$1,133,649
9/30/23	$1,212,600	$1,067,119	$1,138,672
10/31/23	$1,202,985	$1,059,542	$1,143,887
11/30/23	$1,240,389	$1,095,972	$1,148,966
12/31/23	$1,266,301	$1,130,998	$1,154,251
1/31/24	$1,273,039	$1,128,781	$1,159,560
2/29/24	$1,274,693	$1,121,036	$1,164,535
3/31/24	$1,287,770	$1,131,144	$1,169,880
4/30/24	$1,282,569	$1,112,932	$1,175,074
5/31/24	$1,296,254	$1,122,780	$1,180,456
6/30/24	$1,298,371	$1,132,522	$1,185,355
7/31/24	$1,314,225	$1,154,402	$1,191,175
8/31/24	$1,325,162	$1,167,045	$1,196,655
9/30/24	$1,340,650	$1,180,588	$1,201,824
10/31/24	$1,334,895	$1,164,612	$1,206,847
11/30/24	$1,351,481	$1,178,445	$1,211,567
12/31/24	$1,354,219	$1,169,402	$1,216,304
1/31/25	$1,365,433	$1,173,932	$1,220,841
2/28/25	$1,381,211	$1,188,068	$1,224,967
3/31/25	$1,386,700	$1,183,110	$1,229,536
4/30/25	$1,385,487	$1,194,759	$1,233,987
5/31/25	$1,388,623	$1,190,809	$1,238,578
6/30/25	$1,412,239	$1,202,213	$1,243,036
7/31/25	$1,412,885	$1,201,251	$1,247,698
8/31/25	$1,434,783	$1,207,833	$1,252,364
9/30/25	$1,446,588	$1,216,730	$1,256,860
10/31/25	$1,462,239	$1,226,335	$1,261,410
11/30/25	$1,468,084	$1,228,914	$1,265,611
12/31/25	$1,477,717	$1,226,279	$1,269,736
1/31/26	$1,487,685	$1,229,243	$1,273,762
2/28/26	$1,492,080	$1,246,523	$1,277,392
3/31/26	$1,464,202	$1,224,396	$1,281,416

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	5.59%	2.75%	3.89%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,611,902,000
Holdings Count | Holding	2,130
Advisory Fees Paid, Amount	$ 13,457,000
InvestmentCompanyPortfolioTurnover	824.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,611,902
# of Portfolio Holdings	2,130
Portfolio Turnover Rate	824%
Total Net Advisory Fees Paid During the Reporting Period	$13,457
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	68.3%
Corporate Bonds & Notes	20.4%
Sovereign Issues	20.4%
Asset-Backed Securities	12.7%
U.S. Treasury Obligations	10.6%
Non-Agency Mortgage-Backed Securities	6.5%
Loan Participations and Assignments	1.5%
Municipal Bonds & Notes	0.3%
Preferred Securities	0.2%
Convertible Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	13.3%
Affiliated Investments	20.9%
Financial Derivative Instruments	0.8%
Other Assets and Liabilities, Net	(76.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000069484
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Fund
Class Name	Class R
Trading Symbol	PUBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$149	1.45%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to Australian duration detracted from performance, as interest rates rose across the intermediate portion of the Australian yield curve.

  Short exposure to the New Taiwan dollar detracted from performance, as the New Taiwan dollar appreciated versus the U.S. dollar.

  Long exposure to the Brazilian duration detracted from performance, as interest rates rose in the front end of the Brazilian yield curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class R	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,164	$10,017	$10,005
5/31/16	$10,199	$10,059	$10,011
6/30/16	$10,165	$10,251	$10,016
7/31/16	$10,297	$10,312	$10,021
8/31/16	$10,351	$10,307	$10,026
9/30/16	$10,442	$10,306	$10,032
10/31/16	$10,547	$10,206	$10,039
11/30/16	$10,474	$10,037	$10,046
12/31/16	$10,588	$10,065	$10,053
1/31/17	$10,694	$10,028	$10,061
2/28/17	$10,793	$10,114	$10,069
3/31/17	$10,877	$10,109	$10,078
4/30/17	$10,899	$10,178	$10,087
5/31/17	$10,960	$10,237	$10,097
6/30/17	$10,993	$10,208	$10,107
7/31/17	$11,036	$10,242	$10,118
8/31/17	$11,130	$10,335	$10,128
9/30/17	$11,176	$10,288	$10,139
10/31/17	$11,191	$10,331	$10,151
11/30/17	$11,208	$10,347	$10,162
12/31/17	$11,194	$10,370	$10,173
1/31/18	$11,232	$10,296	$10,188
2/28/18	$11,240	$10,273	$10,202
3/31/18	$11,244	$10,358	$10,216
4/30/18	$11,238	$10,320	$10,236
5/31/18	$11,317	$10,358	$10,256
6/30/18	$11,296	$10,377	$10,275
7/31/18	$11,345	$10,380	$10,295
8/31/18	$11,344	$10,412	$10,315
9/30/18	$11,346	$10,372	$10,335
10/31/18	$11,384	$10,352	$10,356
11/30/18	$11,330	$10,403	$10,377
12/31/18	$11,340	$10,553	$10,397
1/31/19	$11,478	$10,665	$10,421
2/28/19	$11,511	$10,678	$10,446
3/31/19	$11,573	$10,869	$10,470
4/30/19	$11,626	$10,875	$10,493
5/31/19	$11,657	$11,032	$10,516
6/30/19	$11,708	$11,186	$10,538
7/31/19	$11,716	$11,274	$10,559
8/31/19	$11,569	$11,530	$10,579
9/30/19	$11,594	$11,477	$10,600
10/31/19	$11,650	$11,457	$10,618
11/30/19	$11,698	$11,443	$10,637
12/31/19	$11,809	$11,420	$10,656
1/31/20	$11,810	$11,626	$10,673
2/29/20	$11,775	$11,768	$10,690
3/31/20	$11,175	$11,585	$10,708
4/30/20	$11,467	$11,773	$10,721
5/31/20	$11,661	$11,806	$10,734
6/30/20	$11,873	$11,865	$10,747
7/31/20	$11,989	$11,995	$10,749
8/31/20	$12,087	$11,908	$10,752
9/30/20	$12,100	$11,951	$10,755
10/31/20	$12,145	$11,952	$10,757
11/30/20	$12,243	$12,020	$10,759
12/31/20	$12,369	$12,057	$10,761
1/31/21	$12,427	$11,993	$10,763
2/28/21	$12,466	$11,806	$10,765
3/31/21	$12,451	$11,760	$10,768
4/30/21	$12,482	$11,790	$10,769
5/31/21	$12,499	$11,817	$10,771
6/30/21	$12,469	$11,874	$10,773
7/31/21	$12,471	$12,022	$10,774
8/31/21	$12,470	$11,998	$10,776
9/30/21	$12,457	$11,884	$10,777
10/31/21	$12,329	$11,853	$10,778
11/30/21	$12,304	$11,938	$10,779
12/31/21	$12,327	$11,890	$10,781
1/31/22	$12,244	$11,703	$10,783
2/28/22	$12,127	$11,547	$10,785
3/31/22	$11,926	$11,298	$10,787
4/30/22	$11,718	$10,994	$10,796
5/31/22	$11,743	$10,979	$10,805
6/30/22	$11,491	$10,813	$10,814
7/31/22	$11,684	$11,088	$10,828
8/31/22	$11,502	$10,799	$10,850
9/30/22	$11,230	$10,452	$10,872
10/31/22	$11,243	$10,416	$10,900
11/30/22	$11,390	$10,682	$10,934
12/31/22	$11,403	$10,556	$10,972
1/31/23	$11,591	$10,799	$11,013
2/28/23	$11,502	$10,626	$11,052
3/31/23	$11,548	$10,862	$11,096
4/30/23	$11,593	$10,918	$11,140
5/31/23	$11,594	$10,875	$11,188
6/30/23	$11,633	$10,869	$11,236
7/31/23	$11,719	$10,872	$11,285
8/31/23	$11,733	$10,858	$11,336
9/30/23	$11,662	$10,671	$11,387
10/31/23	$11,564	$10,595	$11,439
11/30/23	$11,919	$10,960	$11,490
12/31/23	$12,163	$11,310	$11,543
1/31/24	$12,223	$11,288	$11,596
2/29/24	$12,234	$11,210	$11,645
3/31/24	$12,354	$11,311	$11,699
4/30/24	$12,299	$11,129	$11,751
5/31/24	$12,425	$11,228	$11,805
6/30/24	$12,441	$11,325	$11,854
7/31/24	$12,587	$11,544	$11,912
8/31/24	$12,686	$11,670	$11,967
9/30/24	$12,829	$11,806	$12,018
10/31/24	$12,769	$11,646	$12,068
11/30/24	$12,922	$11,784	$12,116
12/31/24	$12,943	$11,694	$12,163
1/31/25	$13,044	$11,739	$12,208
2/28/25	$13,189	$11,881	$12,250
3/31/25	$13,238	$11,831	$12,295
4/30/25	$13,221	$11,948	$12,340
5/31/25	$13,245	$11,908	$12,386
6/30/25	$13,465	$12,022	$12,430
7/31/25	$13,465	$12,013	$12,477
8/31/25	$13,668	$12,078	$12,524
9/30/25	$13,775	$12,167	$12,569
10/31/25	$13,918	$12,263	$12,614
11/30/25	$13,968	$12,289	$12,656
12/31/25	$14,053	$12,263	$12,697
1/31/26	$14,142	$12,292	$12,738
2/28/26	$14,179	$12,465	$12,774
3/31/26	$13,908	$12,244	$12,814

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class R	5.06%	2.24%	3.35%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,611,902,000
Holdings Count | Holding	2,130
Advisory Fees Paid, Amount	$ 13,457,000
InvestmentCompanyPortfolioTurnover	824.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,611,902
# of Portfolio Holdings	2,130
Portfolio Turnover Rate	824%
Total Net Advisory Fees Paid During the Reporting Period	$13,457
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	68.3%
Corporate Bonds & Notes	20.4%
Sovereign Issues	20.4%
Asset-Backed Securities	12.7%
U.S. Treasury Obligations	10.6%
Non-Agency Mortgage-Backed Securities	6.5%
Loan Participations and Assignments	1.5%
Municipal Bonds & Notes	0.3%
Preferred Securities	0.2%
Convertible Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	13.3%
Affiliated Investments	20.9%
Financial Derivative Instruments	0.8%
Other Assets and Liabilities, Net	(76.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000035569
Shareholder Report [Line Items]
Fund Name	PIMCO Extended Duration Fund
Class Name	Institutional Class
Trading Symbol	PEDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Extended Duration Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$528	5.36%

Expenses Paid, Amount	$ 528
Expense Ratio, Percent	5.36%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rates strategies overall, including duration, curve positioning, and instrument selection, contributed to relative performance versus the FTSE STRIPS Index, 20+ Year Sub-Index (“Index”), as the curve steepened.

  Out of benchmark exposure to securitized strategies contributed to relative performance versus the Index, as the strategy outperformed like-duration Treasuries.

  Select exposure to emerging market and Latin American market currencies contributed to relative performance versus the Index, as the currency strengthened versus the U.S. dollar.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	FTSE STRIPS Index, 20+ Year Sub-Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$988,326	$1,003,838	$991,128
5/31/16	$1,002,068	$1,004,096	$1,006,011
6/30/16	$1,095,704	$1,022,137	$1,099,406
7/31/16	$1,133,812	$1,028,599	$1,138,810
8/31/16	$1,124,381	$1,027,423	$1,126,226
9/30/16	$1,100,890	$1,026,821	$1,092,977
10/31/16	$1,032,886	$1,018,967	$1,026,720
11/30/16	$915,793	$994,865	$920,008
12/31/16	$909,265	$996,268	$911,942
1/31/17	$916,394	$998,223	$916,663
2/28/17	$939,589	$1,004,932	$937,350
3/31/17	$928,477	$1,004,405	$927,338
4/30/17	$948,082	$1,012,156	$944,052
5/31/17	$972,878	$1,019,947	$973,502
6/30/17	$989,010	$1,018,920	$984,510
7/31/17	$975,967	$1,023,305	$970,714
8/31/17	$1,022,214	$1,032,484	$1,020,336
9/30/17	$991,505	$1,027,566	$991,639
10/31/17	$992,468	$1,028,161	$991,090
11/30/17	$1,007,479	$1,026,841	$1,005,951
12/31/17	$1,034,853	$1,031,554	$1,035,241
1/31/18	$994,538	$1,019,674	$992,492
2/28/18	$947,524	$1,010,008	$945,730
3/31/18	$985,122	$1,016,485	$987,813
4/30/18	$957,506	$1,008,925	$962,708
5/31/18	$982,046	$1,016,126	$991,769
6/30/18	$992,318	$1,014,876	$996,477
7/31/18	$972,367	$1,015,117	$972,935
8/31/18	$986,717	$1,021,649	$992,459
9/30/18	$947,689	$1,015,070	$949,129
10/31/18	$901,241	$1,007,049	$899,535
11/30/18	$921,956	$1,013,060	$918,322
12/31/18	$993,390	$1,031,671	$989,114
1/31/19	$1,000,704	$1,042,627	$994,641
2/28/19	$981,044	$1,042,023	$976,092
3/31/19	$1,057,533	$1,062,032	$1,051,912
4/30/19	$1,024,872	$1,062,304	$1,022,493
5/31/19	$1,122,260	$1,081,161	$1,120,524
6/30/19	$1,129,873	$1,094,739	$1,135,128
7/31/19	$1,136,176	$1,097,147	$1,137,757
8/31/19	$1,312,813	$1,125,576	$1,316,755
9/30/19	$1,264,338	$1,119,581	$1,271,185
10/31/19	$1,240,609	$1,122,953	$1,253,339
11/30/19	$1,237,557	$1,122,381	$1,248,333
12/31/19	$1,178,370	$1,121,599	$1,194,603
1/31/20	$1,301,906	$1,143,184	$1,309,951
2/29/20	$1,419,880	$1,163,759	$1,433,699
3/31/20	$1,533,290	$1,156,911	$1,550,947
4/30/20	$1,555,469	$1,177,476	$1,587,256
5/31/20	$1,510,768	$1,182,959	$1,533,064
6/30/20	$1,522,088	$1,190,410	$1,541,111
7/31/20	$1,619,900	$1,208,191	$1,639,699
8/31/20	$1,505,854	$1,198,439	$1,536,816
9/30/20	$1,522,375	$1,197,782	$1,543,411
10/31/20	$1,454,144	$1,192,434	$1,480,889
11/30/20	$1,492,412	$1,204,134	$1,508,412
12/31/20	$1,469,757	$1,205,794	$1,484,462
1/31/21	$1,401,901	$1,197,148	$1,400,858
2/28/21	$1,294,919	$1,179,861	$1,273,967
3/31/21	$1,207,078	$1,165,128	$1,202,337
4/30/21	$1,247,390	$1,174,333	$1,246,473
5/31/21	$1,246,528	$1,178,169	$1,252,832
6/30/21	$1,324,098	$1,186,447	$1,326,477
7/31/21	$1,388,313	$1,199,713	$1,389,452
8/31/21	$1,384,004	$1,197,429	$1,386,084
9/30/21	$1,333,360	$1,187,061	$1,330,799
10/31/21	$1,385,867	$1,186,734	$1,386,633
11/30/21	$1,438,412	$1,190,245	$1,442,748
12/31/21	$1,395,924	$1,187,200	$1,408,282
1/31/22	$1,329,907	$1,161,622	$1,336,039
2/28/22	$1,298,187	$1,148,663	$1,293,321
3/31/22	$1,221,379	$1,116,751	$1,218,490
4/30/22	$1,068,609	$1,074,373	$1,068,218
5/31/22	$1,025,899	$1,081,300	$1,023,730
6/30/22	$1,006,723	$1,064,336	$1,013,508
7/31/22	$1,033,314	$1,090,343	$1,029,714
8/31/22	$981,090	$1,059,533	$975,058
9/30/22	$874,046	$1,013,755	$871,821
10/31/22	$790,497	$1,000,624	$792,028
11/30/22	$867,823	$1,037,423	$870,642
12/31/22	$839,819	$1,032,743	$841,992
1/31/23	$928,295	$1,064,515	$932,356
2/28/23	$871,852	$1,036,991	$870,947
3/31/23	$917,622	$1,063,333	$918,968
4/30/23	$919,439	$1,069,778	$920,203
5/31/23	$882,212	$1,058,130	$883,683
6/30/23	$892,025	$1,054,356	$894,323
7/31/23	$860,226	$1,053,621	$859,787
8/31/23	$819,973	$1,046,891	$816,999
9/30/23	$727,336	$1,020,288	$721,896
10/31/23	$665,678	$1,004,186	$660,682
11/30/23	$765,638	$1,049,662	$760,978
12/31/23	$863,061	$1,089,842	$859,980
1/31/24	$830,481	$1,086,849	$818,881
2/29/24	$809,554	$1,071,494	$798,143
3/31/24	$819,895	$1,081,388	$804,397
4/30/24	$742,026	$1,054,074	$730,671
5/31/24	$772,944	$1,071,944	$759,279
6/30/24	$787,864	$1,082,092	$775,907
7/31/24	$822,916	$1,107,367	$809,290
8/31/24	$848,523	$1,123,279	$835,056
9/30/24	$870,327	$1,138,319	$855,511
10/31/24	$806,631	$1,110,090	$793,325
11/30/24	$829,055	$1,121,827	$814,056
12/31/24	$754,192	$1,103,468	$739,377
1/31/25	$758,124	$1,109,322	$737,132
2/28/25	$820,043	$1,133,729	$798,029
3/31/25	$800,935	$1,134,155	$776,783
4/30/25	$772,568	$1,138,613	$750,378
5/31/25	$735,888	$1,130,460	$713,985
6/30/25	$764,940	$1,147,843	$740,927
7/31/25	$755,037	$1,144,815	$728,570
8/31/25	$746,249	$1,158,507	$717,579
9/30/25	$793,698	$1,171,145	$762,533
10/31/25	$812,480	$1,178,462	$778,668
11/30/25	$810,290	$1,185,785	$776,090
12/31/25	$776,834	$1,184,031	$745,165
1/31/26	$779,128	$1,185,295	$739,343
2/28/26	$831,831	$1,204,706	$789,321
3/31/26	$776,677	$1,183,475	$741,769

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	(3.03%)	(8.44%)	(2.50%)
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE STRIPS Index, 20+ Year Sub-Index	(4.51%)	(9.21%)	(2.94%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 493,220,000
Holdings Count | Holding	593
Advisory Fees Paid, Amount	$ 1,110,000
InvestmentCompanyPortfolioTurnover	145.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$493,220
# of Portfolio Holdings	593
Portfolio Turnover Rate	145%
Total Net Advisory Fees Paid During the Reporting Period	$1,110
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	193.7%
U.S. Government Agencies	22.6%
Asset-Backed Securities	7.9%
Sovereign Issues	4.3%
Non-Agency Mortgage-Backed Securities	2.7%
Corporate Bonds & Notes	1.0%
Short-Term Instruments	0.4%
Affiliated Investments	1.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(133.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 1.43% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 1.43% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000064165
Shareholder Report [Line Items]
Fund Name	PIMCO Extended Duration Fund
Class Name	I-2
Trading Symbol	PEDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Extended Duration Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$546	5.55%

Expenses Paid, Amount	$ 546
Expense Ratio, Percent	5.55%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rates strategies overall, including duration, curve positioning, and instrument selection, contributed to relative performance versus the FTSE STRIPS Index, 20+ Year Sub-Index (“Index”), as the curve steepened.

  Out of benchmark exposure to securitized strategies contributed to relative performance versus the Index, as the strategy outperformed like-duration Treasuries.

  Select exposure to emerging market and Latin American market currencies contributed to relative performance versus the Index, as the currency strengthened versus the U.S. dollar.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg U.S. Aggregate Index	FTSE STRIPS Index, 20+ Year Sub-Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$988,238	$1,003,838	$991,128
5/31/16	$1,001,893	$1,004,096	$1,006,011
6/30/16	$1,095,425	$1,022,137	$1,099,406
7/31/16	$1,133,425	$1,028,599	$1,138,810
8/31/16	$1,123,905	$1,027,423	$1,126,226
9/30/16	$1,100,324	$1,026,821	$1,092,977
10/31/16	$1,032,270	$1,018,967	$1,026,720
11/30/16	$915,134	$994,865	$920,008
12/31/16	$908,530	$996,268	$911,942
1/31/17	$915,559	$998,223	$916,663
2/28/17	$938,662	$1,004,932	$937,350
3/31/17	$927,497	$1,004,405	$927,338
4/30/17	$947,009	$1,012,156	$944,052
5/31/17	$971,696	$1,019,947	$973,502
6/30/17	$987,722	$1,018,920	$984,510
7/31/17	$974,619	$1,023,305	$970,714
8/31/17	$1,020,718	$1,032,484	$1,020,336
9/30/17	$989,966	$1,027,566	$991,639
10/31/17	$990,846	$1,028,161	$991,090
11/30/17	$1,005,750	$1,026,841	$1,005,951
12/31/17	$1,032,987	$1,031,554	$1,035,241
1/31/18	$992,662	$1,019,674	$992,492
2/28/18	$945,663	$1,010,008	$945,730
3/31/18	$983,103	$1,016,485	$987,813
4/30/18	$955,468	$1,008,925	$962,708
5/31/18	$979,875	$1,016,126	$991,769
6/30/18	$990,041	$1,014,876	$996,477
7/31/18	$970,056	$1,015,117	$972,935
8/31/18	$984,282	$1,021,649	$992,459
9/30/18	$945,279	$1,015,070	$949,129
10/31/18	$898,871	$1,007,049	$899,535
11/30/18	$919,458	$1,013,060	$918,322
12/31/18	$990,621	$1,031,671	$989,114
1/31/19	$997,835	$1,042,627	$994,641
2/28/19	$978,159	$1,042,023	$976,092
3/31/19	$1,054,334	$1,062,032	$1,051,912
4/30/19	$1,021,687	$1,062,304	$1,022,493
5/31/19	$1,118,676	$1,081,161	$1,120,524
6/30/19	$1,126,181	$1,094,739	$1,135,128
7/31/19	$1,132,369	$1,097,147	$1,137,757
8/31/19	$1,308,303	$1,125,576	$1,316,755
9/30/19	$1,259,899	$1,119,581	$1,271,185
10/31/19	$1,236,148	$1,122,953	$1,253,339
11/30/19	$1,233,003	$1,122,381	$1,248,333
12/31/19	$1,173,926	$1,121,599	$1,194,603
1/31/20	$1,296,888	$1,143,184	$1,309,951
2/29/20	$1,414,313	$1,163,759	$1,433,699
3/31/20	$1,527,159	$1,156,911	$1,550,947
4/30/20	$1,549,128	$1,177,476	$1,587,256
5/31/20	$1,504,476	$1,182,959	$1,533,064
6/30/20	$1,515,634	$1,190,410	$1,541,111
7/31/20	$1,612,888	$1,208,191	$1,639,699
8/31/20	$1,499,214	$1,198,439	$1,536,816
9/30/20	$1,515,540	$1,197,782	$1,543,411
10/31/20	$1,447,497	$1,192,434	$1,480,889
11/30/20	$1,485,471	$1,204,134	$1,508,412
12/31/20	$1,462,774	$1,205,794	$1,484,462
1/31/21	$1,395,131	$1,197,148	$1,400,858
2/28/21	$1,288,562	$1,179,861	$1,273,967
3/31/21	$1,201,048	$1,165,128	$1,202,337
4/30/21	$1,241,044	$1,174,333	$1,246,473
5/31/21	$1,240,087	$1,178,169	$1,252,832
6/30/21	$1,317,150	$1,186,447	$1,326,477
7/31/21	$1,380,906	$1,199,713	$1,389,452
8/31/21	$1,376,507	$1,197,429	$1,386,084
9/30/21	$1,326,021	$1,187,061	$1,330,799
10/31/21	$1,378,135	$1,186,734	$1,386,633
11/30/21	$1,430,275	$1,190,245	$1,442,748
12/31/21	$1,387,900	$1,187,200	$1,408,282
1/31/22	$1,322,155	$1,161,622	$1,336,039
2/28/22	$1,290,523	$1,148,663	$1,293,321
3/31/22	$1,214,072	$1,116,751	$1,218,490
4/30/22	$1,062,112	$1,074,373	$1,068,218
5/31/22	$1,019,577	$1,081,300	$1,023,730
6/30/22	$1,000,441	$1,064,336	$1,013,508
7/31/22	$1,026,780	$1,090,343	$1,029,714
8/31/22	$974,806	$1,059,533	$975,058
9/30/22	$868,367	$1,013,755	$871,821
10/31/22	$785,298	$1,000,624	$792,028
11/30/22	$862,048	$1,037,423	$870,642
12/31/22	$834,151	$1,032,743	$841,992
1/31/23	$921,958	$1,064,515	$932,356
2/28/23	$865,832	$1,036,991	$870,947
3/31/23	$911,201	$1,063,333	$918,968
4/30/23	$912,935	$1,069,778	$920,203
5/31/23	$875,897	$1,058,130	$883,683
6/30/23	$885,562	$1,054,356	$894,323
7/31/23	$853,926	$1,053,621	$859,787
8/31/23	$813,898	$1,046,891	$816,999
9/30/23	$721,886	$1,020,288	$721,896
10/31/23	$660,629	$1,004,186	$660,682
11/30/23	$759,765	$1,049,662	$760,978
12/31/23	$856,368	$1,089,842	$859,980
1/31/24	$823,972	$1,086,849	$818,881
2/29/24	$803,145	$1,071,494	$798,143
3/31/24	$813,336	$1,081,388	$804,397
4/30/24	$736,028	$1,054,074	$730,671
5/31/24	$766,626	$1,071,944	$759,279
6/30/24	$781,362	$1,082,092	$775,907
7/31/24	$816,059	$1,107,367	$809,290
8/31/24	$841,379	$1,123,279	$835,056
9/30/24	$862,930	$1,138,319	$855,511
10/31/24	$799,704	$1,110,090	$793,325
11/30/24	$821,868	$1,121,827	$814,056
12/31/24	$747,586	$1,103,468	$739,377
1/31/25	$751,419	$1,109,322	$737,132
2/28/25	$812,730	$1,133,729	$798,029
3/31/25	$793,730	$1,134,155	$776,783
4/30/25	$765,557	$1,138,613	$750,378
5/31/25	$729,144	$1,130,460	$713,985
6/30/25	$757,872	$1,147,843	$740,927
7/31/25	$747,996	$1,144,815	$728,570
8/31/25	$739,224	$1,158,507	$717,579
9/30/25	$786,163	$1,171,145	$762,533
10/31/25	$804,695	$1,178,462	$778,668
11/30/25	$802,465	$1,185,785	$776,090
12/31/25	$769,263	$1,184,031	$745,165
1/31/26	$771,469	$1,185,295	$739,343
2/28/26	$823,591	$1,204,706	$789,321
3/31/26	$768,920	$1,183,475	$741,769

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	(3.13%)	(8.53%)	(2.59%)
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE STRIPS Index, 20+ Year Sub-Index	(4.51%)	(9.21%)	(2.94%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 493,220,000
Holdings Count | Holding	593
Advisory Fees Paid, Amount	$ 1,110,000
InvestmentCompanyPortfolioTurnover	145.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$493,220
# of Portfolio Holdings	593
Portfolio Turnover Rate	145%
Total Net Advisory Fees Paid During the Reporting Period	$1,110
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	193.7%
U.S. Government Agencies	22.6%
Asset-Backed Securities	7.9%
Sovereign Issues	4.3%
Non-Agency Mortgage-Backed Securities	2.7%
Corporate Bonds & Notes	1.0%
Short-Term Instruments	0.4%
Affiliated Investments	1.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(133.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 1.43% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 1.43% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026542
Shareholder Report [Line Items]
Fund Name	PIMCO GNMA and Government Securities Fund
Class Name	Class A
Trading Symbol	PAGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO GNMA and Government Securities Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$291	2.83%

Expenses Paid, Amount	$ 291
Expense Ratio, Percent	2.83%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to GNMA mortgage-backed securities (“MBS”) positions contributed to relative performance versus the Bloomberg GNMA Index (“Index”), as spreads tightened.

  Exposure to structured agency MBS positions contributed to relative performance versus the Index, as interest only agency collateralized mortgage obligations posted positive returns.

  Exposure to senior collateralized loan obligations contributed to relative performance versus the Index, as spreads tightened.

  Exposure to conventional MBS positions detracted from relative performance versus the Index, as spreads tightened.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg GNMA Index
3/31/16	$9,627	$10,000	$10,000
4/30/16	$9,651	$10,038	$10,011
5/31/16	$9,661	$10,041	$10,024
6/30/16	$9,732	$10,221	$10,090
7/31/16	$9,748	$10,286	$10,112
8/31/16	$9,758	$10,274	$10,128
9/30/16	$9,792	$10,268	$10,154
10/31/16	$9,770	$10,190	$10,140
11/30/16	$9,608	$9,949	$9,983
12/31/16	$9,618	$9,963	$9,981
1/31/17	$9,613	$9,982	$9,970
2/28/17	$9,668	$10,049	$10,013
3/31/17	$9,662	$10,044	$10,009
4/30/17	$9,703	$10,122	$10,058
5/31/17	$9,765	$10,199	$10,120
6/30/17	$9,706	$10,189	$10,069
7/31/17	$9,768	$10,233	$10,115
8/31/17	$9,812	$10,325	$10,174
9/30/17	$9,805	$10,276	$10,164
10/31/17	$9,779	$10,282	$10,159
11/30/17	$9,753	$10,268	$10,144
12/31/17	$9,776	$10,316	$10,167
1/31/18	$9,644	$10,197	$10,055
2/28/18	$9,566	$10,100	$9,973
3/31/18	$9,631	$10,165	$10,037
4/30/18	$9,579	$10,089	$9,996
5/31/18	$9,646	$10,161	$10,072
6/30/18	$9,658	$10,149	$10,080
7/31/18	$9,667	$10,151	$10,080
8/31/18	$9,720	$10,216	$10,134
9/30/18	$9,660	$10,151	$10,074
10/31/18	$9,574	$10,070	$9,999
11/30/18	$9,670	$10,131	$10,086
12/31/18	$9,817	$10,317	$10,271
1/31/19	$9,903	$10,426	$10,354
2/28/19	$9,901	$10,420	$10,348
3/31/19	$10,035	$10,620	$10,485
4/30/19	$10,023	$10,623	$10,475
5/31/19	$10,129	$10,812	$10,607
6/30/19	$10,217	$10,947	$10,693
7/31/19	$10,259	$10,971	$10,726
8/31/19	$10,332	$11,256	$10,813
9/30/19	$10,345	$11,196	$10,814
10/31/19	$10,387	$11,230	$10,859
11/30/19	$10,392	$11,224	$10,857
12/31/19	$10,418	$11,216	$10,872
1/31/20	$10,443	$11,432	$10,924
2/29/20	$10,532	$11,638	$11,023
3/31/20	$10,684	$11,569	$11,202
4/30/20	$10,815	$11,775	$11,270
5/31/20	$10,843	$11,830	$11,282
6/30/20	$10,850	$11,904	$11,267
7/31/20	$10,836	$12,082	$11,239
8/31/20	$10,868	$11,984	$11,232
9/30/20	$10,873	$11,978	$11,231
10/31/20	$10,896	$11,924	$11,232
11/30/20	$10,929	$12,041	$11,252
12/31/20	$10,974	$12,058	$11,272
1/31/21	$10,996	$11,971	$11,252
2/28/21	$10,942	$11,799	$11,189
3/31/21	$10,915	$11,651	$11,162
4/30/21	$10,975	$11,743	$11,201
5/31/21	$10,909	$11,782	$11,164
6/30/21	$10,925	$11,864	$11,160
7/31/21	$10,950	$11,997	$11,193
8/31/21	$10,953	$11,974	$11,183
9/30/21	$10,938	$11,871	$11,160
10/31/21	$10,904	$11,867	$11,124
11/30/21	$10,880	$11,902	$11,119
12/31/21	$10,860	$11,872	$11,109
1/31/22	$10,734	$11,616	$10,974
2/28/22	$10,663	$11,487	$10,911
3/31/22	$10,347	$11,168	$10,648
4/30/22	$9,960	$10,744	$10,303
5/31/22	$10,101	$10,813	$10,421
6/30/22	$9,863	$10,643	$10,234
7/31/22	$10,161	$10,903	$10,563
8/31/22	$9,839	$10,595	$10,235
9/30/22	$9,287	$10,138	$9,709
10/31/22	$9,183	$10,006	$9,628
11/30/22	$9,523	$10,374	$9,990
12/31/22	$9,415	$10,327	$9,913
1/31/23	$9,760	$10,645	$10,239
2/28/23	$9,539	$10,370	$9,983
3/31/23	$9,708	$10,633	$10,171
4/30/23	$9,749	$10,698	$10,229
5/31/23	$9,668	$10,581	$10,150
6/30/23	$9,668	$10,544	$10,119
7/31/23	$9,662	$10,536	$10,122
8/31/23	$9,595	$10,469	$10,048
9/30/23	$9,321	$10,203	$9,738
10/31/23	$9,127	$10,042	$9,552
11/30/23	$9,594	$10,497	$10,029
12/31/23	$9,971	$10,898	$10,449
1/31/24	$9,947	$10,868	$10,398
2/29/24	$9,831	$10,715	$10,230
3/31/24	$9,950	$10,814	$10,338
4/30/24	$9,688	$10,541	$10,060
5/31/24	$9,877	$10,719	$10,239
6/30/24	$9,964	$10,821	$10,343
7/31/24	$10,205	$11,074	$10,594
8/31/24	$10,342	$11,233	$10,753
9/30/24	$10,441	$11,383	$10,856
10/31/24	$10,127	$11,101	$10,573
11/30/24	$10,272	$11,218	$10,708
12/31/24	$10,109	$11,035	$10,549
1/31/25	$10,189	$11,093	$10,608
2/28/25	$10,446	$11,337	$10,865
3/31/25	$10,455	$11,342	$10,874
4/30/25	$10,454	$11,386	$10,882
5/31/25	$10,354	$11,305	$10,798
6/30/25	$10,557	$11,478	$10,984
7/31/25	$10,500	$11,448	$10,942
8/31/25	$10,704	$11,585	$11,113
9/30/25	$10,771	$11,711	$11,224
10/31/25	$10,855	$11,785	$11,317
11/30/25	$10,923	$11,858	$11,384
12/31/25	$10,939	$11,840	$11,401
1/31/26	$11,008	$11,853	$11,467
2/28/26	$11,217	$12,047	$11,649
3/31/26	$11,030	$11,835	$11,472

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	5.50%	0.21%	1.37%
Class A (including sales charge)	1.50%	(0.55%)	0.99%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg GNMA Index	5.51%	0.55%	1.38%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,334,311,000
Holdings Count | Holding	2,094
Advisory Fees Paid, Amount	$ 3,314,000
InvestmentCompanyPortfolioTurnover	1297.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,334,311
# of Portfolio Holdings	2,094
Portfolio Turnover Rate	1,297%
Total Net Advisory Fees Paid During the Reporting Period	$3,314
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	257.2%
Non-Agency Mortgage-Backed Securities	2.2%
Asset-Backed Securities	1.2%
Short-Term Instruments	1.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	1.8%
Other Assets and Liabilities, Net	(163.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.54% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.54% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026544
Shareholder Report [Line Items]
Fund Name	PIMCO GNMA and Government Securities Fund
Class Name	Class C
Trading Symbol	PCGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO GNMA and Government Securities Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$366	3.58%

Expenses Paid, Amount	$ 366
Expense Ratio, Percent	3.58%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to GNMA mortgage-backed securities (“MBS”) positions contributed to relative performance versus the Bloomberg GNMA Index (“Index”), as spreads tightened.

  Exposure to structured agency MBS positions contributed to relative performance versus the Index, as interest only agency collateralized mortgage obligations posted positive returns.

  Exposure to senior collateralized loan obligations contributed to relative performance versus the Index, as spreads tightened.

  Exposure to conventional MBS positions detracted from relative performance versus the Index, as spreads tightened.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg GNMA Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,018	$10,038	$10,011
5/31/16	$10,022	$10,041	$10,024
6/30/16	$10,090	$10,221	$10,090
7/31/16	$10,100	$10,286	$10,112
8/31/16	$10,105	$10,274	$10,128
9/30/16	$10,133	$10,268	$10,154
10/31/16	$10,104	$10,190	$10,140
11/30/16	$9,930	$9,949	$9,983
12/31/16	$9,933	$9,963	$9,981
1/31/17	$9,922	$9,982	$9,970
2/28/17	$9,973	$10,049	$10,013
3/31/17	$9,960	$10,044	$10,009
4/30/17	$9,996	$10,122	$10,058
5/31/17	$10,055	$10,199	$10,120
6/30/17	$9,987	$10,189	$10,069
7/31/17	$10,044	$10,233	$10,115
8/31/17	$10,084	$10,325	$10,174
9/30/17	$10,070	$10,276	$10,164
10/31/17	$10,037	$10,282	$10,159
11/30/17	$10,004	$10,268	$10,144
12/31/17	$10,021	$10,316	$10,167
1/31/18	$9,880	$10,197	$10,055
2/28/18	$9,794	$10,100	$9,973
3/31/18	$9,855	$10,165	$10,037
4/30/18	$9,795	$10,089	$9,996
5/31/18	$9,857	$10,161	$10,072
6/30/18	$9,863	$10,149	$10,080
7/31/18	$9,866	$10,151	$10,080
8/31/18	$9,914	$10,216	$10,134
9/30/18	$9,847	$10,151	$10,074
10/31/18	$9,753	$10,070	$9,999
11/30/18	$9,845	$10,131	$10,086
12/31/18	$9,988	$10,317	$10,271
1/31/19	$10,070	$10,426	$10,354
2/28/19	$10,061	$10,420	$10,348
3/31/19	$10,191	$10,620	$10,485
4/30/19	$10,173	$10,623	$10,475
5/31/19	$10,274	$10,812	$10,607
6/30/19	$10,357	$10,947	$10,693
7/31/19	$10,393	$10,971	$10,726
8/31/19	$10,460	$11,256	$10,813
9/30/19	$10,467	$11,196	$10,814
10/31/19	$10,503	$11,230	$10,859
11/30/19	$10,502	$11,224	$10,857
12/31/19	$10,521	$11,216	$10,872
1/31/20	$10,539	$11,432	$10,924
2/29/20	$10,623	$11,638	$11,023
3/31/20	$10,770	$11,569	$11,202
4/30/20	$10,896	$11,775	$11,270
5/31/20	$10,917	$11,830	$11,282
6/30/20	$10,917	$11,904	$11,267
7/31/20	$10,896	$12,082	$11,239
8/31/20	$10,921	$11,984	$11,232
9/30/20	$10,919	$11,978	$11,231
10/31/20	$10,935	$11,924	$11,232
11/30/20	$10,962	$12,041	$11,252
12/31/20	$11,000	$12,058	$11,272
1/31/21	$11,015	$11,971	$11,252
2/28/21	$10,955	$11,799	$11,189
3/31/21	$10,921	$11,651	$11,162
4/30/21	$10,973	$11,743	$11,201
5/31/21	$10,901	$11,782	$11,164
6/30/21	$10,910	$11,864	$11,160
7/31/21	$10,928	$11,997	$11,193
8/31/21	$10,924	$11,974	$11,183
9/30/21	$10,903	$11,871	$11,160
10/31/21	$10,861	$11,867	$11,124
11/30/21	$10,831	$11,902	$11,119
12/31/21	$10,804	$11,872	$11,109
1/31/22	$10,672	$11,616	$10,974
2/28/22	$10,595	$11,487	$10,911
3/31/22	$10,275	$11,168	$10,648
4/30/22	$9,884	$10,744	$10,303
5/31/22	$10,018	$10,813	$10,421
6/30/22	$9,776	$10,643	$10,234
7/31/22	$10,065	$10,903	$10,563
8/31/22	$9,740	$10,595	$10,235
9/30/22	$9,187	$10,138	$9,709
10/31/22	$9,078	$10,006	$9,628
11/30/22	$9,409	$10,374	$9,990
12/31/22	$9,296	$10,327	$9,913
1/31/23	$9,631	$10,645	$10,239
2/28/23	$9,407	$10,370	$9,983
3/31/23	$9,567	$10,633	$10,171
4/30/23	$9,602	$10,698	$10,229
5/31/23	$9,517	$10,581	$10,150
6/30/23	$9,510	$10,544	$10,119
7/31/23	$9,499	$10,536	$10,122
8/31/23	$9,427	$10,469	$10,048
9/30/23	$9,152	$10,203	$9,738
10/31/23	$8,956	$10,042	$9,552
11/30/23	$9,409	$10,497	$10,029
12/31/23	$9,772	$10,898	$10,449
1/31/24	$9,742	$10,868	$10,398
2/29/24	$9,623	$10,715	$10,230
3/31/24	$9,734	$10,814	$10,338
4/30/24	$9,471	$10,541	$10,060
5/31/24	$9,649	$10,719	$10,239
6/30/24	$9,728	$10,821	$10,343
7/31/24	$9,958	$11,074	$10,594
8/31/24	$10,085	$11,233	$10,753
9/30/24	$10,175	$11,383	$10,856
10/31/24	$9,863	$11,101	$10,573
11/30/24	$9,998	$11,218	$10,708
12/31/24	$9,833	$11,035	$10,549
1/31/25	$9,905	$11,093	$10,608
2/28/25	$10,149	$11,337	$10,865
3/31/25	$10,151	$11,342	$10,874
4/30/25	$10,144	$11,386	$10,882
5/31/25	$10,041	$11,305	$10,798
6/30/25	$10,231	$11,478	$10,984
7/31/25	$10,169	$11,448	$10,942
8/31/25	$10,360	$11,585	$11,113
9/30/25	$10,419	$11,711	$11,224
10/31/25	$10,493	$11,785	$11,317
11/30/25	$10,553	$11,858	$11,384
12/31/25	$10,561	$11,840	$11,401
1/31/26	$10,621	$11,853	$11,467
2/28/26	$10,816	$12,047	$11,649
3/31/26	$10,630	$11,835	$11,472

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	4.72%	(0.54%)	0.61%
Class C (including sales charge)	3.72%	(0.54%)	0.61%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg GNMA Index	5.51%	0.55%	1.38%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,334,311,000
Holdings Count | Holding	2,094
Advisory Fees Paid, Amount	$ 3,314,000
InvestmentCompanyPortfolioTurnover	1297.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,334,311
# of Portfolio Holdings	2,094
Portfolio Turnover Rate	1,297%
Total Net Advisory Fees Paid During the Reporting Period	$3,314
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	257.2%
Non-Agency Mortgage-Backed Securities	2.2%
Asset-Backed Securities	1.2%
Short-Term Instruments	1.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	1.8%
Other Assets and Liabilities, Net	(163.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.54% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.54% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026541
Shareholder Report [Line Items]
Fund Name	PIMCO GNMA and Government Securities Fund
Class Name	Institutional Class
Trading Symbol	PDMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO GNMA and Government Securities Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$250	2.43%

Expenses Paid, Amount	$ 250
Expense Ratio, Percent	2.43%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to GNMA mortgage-backed securities (“MBS”) positions contributed to relative performance versus the Bloomberg GNMA Index (“Index”), as spreads tightened.

  Exposure to structured agency MBS positions contributed to relative performance versus the Index, as interest only agency collateralized mortgage obligations posted positive returns.

  Exposure to senior collateralized loan obligations contributed to relative performance versus the Index, as spreads tightened.

  Exposure to conventional MBS positions detracted from relative performance versus the Index, as spreads tightened.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg GNMA Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,002,807	$1,003,838	$1,001,124
5/31/16	$1,004,147	$1,004,096	$1,002,359
6/30/16	$1,011,874	$1,022,137	$1,008,974
7/31/16	$1,013,911	$1,028,599	$1,011,165
8/31/16	$1,015,336	$1,027,423	$1,012,753
9/30/16	$1,019,189	$1,026,821	$1,015,383
10/31/16	$1,017,226	$1,018,967	$1,014,025
11/30/16	$1,000,744	$994,865	$998,296
12/31/16	$1,002,116	$996,268	$998,104
1/31/17	$1,001,960	$998,223	$996,957
2/28/17	$1,007,939	$1,004,932	$1,001,329
3/31/17	$1,007,659	$1,004,405	$1,000,930
4/30/17	$1,012,249	$1,012,156	$1,005,814
5/31/17	$1,019,137	$1,019,947	$1,011,992
6/30/17	$1,013,279	$1,018,920	$1,006,944
7/31/17	$1,020,056	$1,023,305	$1,011,464
8/31/17	$1,025,038	$1,032,484	$1,017,449
9/30/17	$1,024,675	$1,027,566	$1,016,430
10/31/17	$1,022,224	$1,028,161	$1,015,948
11/30/17	$1,019,864	$1,026,841	$1,014,354
12/31/17	$1,022,676	$1,031,554	$1,016,682
1/31/18	$1,009,221	$1,019,674	$1,005,537
2/28/18	$1,001,341	$1,010,008	$997,265
3/31/18	$1,008,515	$1,016,485	$1,003,743
4/30/18	$1,003,367	$1,008,925	$999,607
5/31/18	$1,010,667	$1,016,126	$1,007,161
6/30/18	$1,012,261	$1,014,876	$1,007,985
7/31/18	$1,013,536	$1,015,117	$1,008,026
8/31/18	$1,019,517	$1,021,649	$1,013,373
9/30/18	$1,013,531	$1,015,070	$1,007,432
10/31/18	$1,004,814	$1,007,049	$999,896
11/30/18	$1,015,304	$1,013,060	$1,008,595
12/31/18	$1,031,032	$1,031,671	$1,027,070
1/31/19	$1,040,438	$1,042,627	$1,035,448
2/28/19	$1,040,482	$1,042,023	$1,034,822
3/31/19	$1,054,919	$1,062,032	$1,048,536
4/30/19	$1,054,011	$1,062,304	$1,047,545
5/31/19	$1,065,615	$1,081,161	$1,060,666
6/30/19	$1,075,190	$1,094,739	$1,069,280
7/31/19	$1,079,915	$1,097,147	$1,072,604
8/31/19	$1,087,963	$1,125,576	$1,081,295
9/30/19	$1,089,673	$1,119,581	$1,081,352
10/31/19	$1,094,483	$1,122,953	$1,085,928
11/30/19	$1,095,423	$1,122,381	$1,085,704
12/31/19	$1,098,549	$1,121,599	$1,087,175
1/31/20	$1,101,546	$1,143,184	$1,092,430
2/29/20	$1,111,289	$1,163,759	$1,102,308
3/31/20	$1,127,631	$1,156,911	$1,120,159
4/30/20	$1,141,895	$1,177,476	$1,126,953
5/31/20	$1,145,194	$1,182,959	$1,128,186
6/30/20	$1,146,316	$1,190,410	$1,126,702
7/31/20	$1,145,282	$1,208,191	$1,123,873
8/31/20	$1,148,978	$1,198,439	$1,123,230
9/30/20	$1,149,867	$1,197,782	$1,123,123
10/31/20	$1,152,754	$1,192,434	$1,123,201
11/30/20	$1,156,554	$1,204,134	$1,125,193
12/31/20	$1,161,825	$1,205,794	$1,127,190
1/31/21	$1,164,450	$1,197,148	$1,125,204
2/28/21	$1,159,131	$1,179,861	$1,118,855
3/31/21	$1,156,664	$1,165,128	$1,116,151
4/30/21	$1,163,389	$1,174,333	$1,120,081
5/31/21	$1,156,777	$1,178,169	$1,116,354
6/30/21	$1,158,845	$1,186,447	$1,115,964
7/31/21	$1,161,897	$1,199,713	$1,119,308
8/31/21	$1,162,648	$1,197,429	$1,118,307
9/30/21	$1,161,433	$1,187,061	$1,115,958
10/31/21	$1,158,180	$1,186,734	$1,112,365
11/30/21	$1,156,068	$1,190,245	$1,111,875
12/31/21	$1,154,313	$1,187,200	$1,110,871
1/31/22	$1,141,302	$1,161,622	$1,097,358
2/28/22	$1,134,052	$1,148,663	$1,091,061
3/31/22	$1,100,858	$1,116,751	$1,064,785
4/30/22	$1,060,086	$1,074,373	$1,030,343
5/31/22	$1,075,450	$1,081,300	$1,042,119
6/30/22	$1,050,426	$1,064,336	$1,023,396
7/31/22	$1,082,500	$1,090,343	$1,056,331
8/31/22	$1,048,583	$1,059,533	$1,023,492
9/30/22	$990,142	$1,013,755	$970,949
10/31/22	$979,301	$1,000,624	$962,826
11/30/22	$1,015,890	$1,037,423	$998,973
12/31/22	$1,004,765	$1,032,743	$991,338
1/31/23	$1,041,909	$1,064,515	$1,023,913
2/28/23	$1,018,562	$1,036,991	$998,309
3/31/23	$1,036,988	$1,063,333	$1,017,061
4/30/23	$1,041,672	$1,069,778	$1,022,874
5/31/23	$1,033,420	$1,058,130	$1,014,964
6/30/23	$1,033,757	$1,054,356	$1,011,877
7/31/23	$1,033,481	$1,053,621	$1,012,171
8/31/23	$1,026,658	$1,046,891	$1,004,833
9/30/23	$997,632	$1,020,288	$973,776
10/31/23	$977,212	$1,004,186	$955,170
11/30/23	$1,027,609	$1,049,662	$1,002,894
12/31/23	$1,068,312	$1,089,842	$1,044,878
1/31/24	$1,066,035	$1,086,849	$1,039,826
2/29/24	$1,053,965	$1,071,494	$1,023,018
3/31/24	$1,067,120	$1,081,388	$1,033,831
4/30/24	$1,039,364	$1,054,074	$1,006,032
5/31/24	$1,059,958	$1,071,944	$1,023,852
6/30/24	$1,069,628	$1,082,092	$1,034,327
7/31/24	$1,095,948	$1,107,367	$1,059,412
8/31/24	$1,111,060	$1,123,279	$1,075,260
9/30/24	$1,122,008	$1,138,319	$1,085,634
10/31/24	$1,088,688	$1,110,090	$1,057,302
11/30/24	$1,104,589	$1,121,827	$1,070,809
12/31/24	$1,087,455	$1,103,468	$1,054,890
1/31/25	$1,096,472	$1,109,322	$1,060,833
2/28/25	$1,124,453	$1,133,729	$1,086,504
3/31/25	$1,125,772	$1,134,155	$1,087,381
4/30/25	$1,126,036	$1,138,613	$1,088,242
5/31/25	$1,115,655	$1,130,460	$1,079,766
6/30/25	$1,137,826	$1,147,843	$1,098,374
7/31/25	$1,132,071	$1,144,815	$1,094,160
8/31/25	$1,154,472	$1,158,507	$1,111,265
9/30/25	$1,162,129	$1,171,145	$1,122,421
10/31/25	$1,171,617	$1,178,462	$1,131,701
11/30/25	$1,179,269	$1,185,785	$1,138,350
12/31/25	$1,181,366	$1,184,031	$1,140,091
1/31/26	$1,189,305	$1,185,295	$1,146,730
2/28/26	$1,212,162	$1,204,706	$1,164,876
3/31/26	$1,192,444	$1,183,475	$1,147,242

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.92%	0.61%	1.78%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg GNMA Index	5.51%	0.55%	1.38%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,334,311,000
Holdings Count | Holding	2,094
Advisory Fees Paid, Amount	$ 3,314,000
InvestmentCompanyPortfolioTurnover	1297.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,334,311
# of Portfolio Holdings	2,094
Portfolio Turnover Rate	1,297%
Total Net Advisory Fees Paid During the Reporting Period	$3,314
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	257.2%
Non-Agency Mortgage-Backed Securities	2.2%
Asset-Backed Securities	1.2%
Short-Term Instruments	1.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	1.8%
Other Assets and Liabilities, Net	(163.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.54% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.54% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000064137
Shareholder Report [Line Items]
Fund Name	PIMCO GNMA and Government Securities Fund
Class Name	I-2
Trading Symbol	PPGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO GNMA and Government Securities Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$260	2.53%

Expenses Paid, Amount	$ 260
Expense Ratio, Percent	2.53%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to GNMA mortgage-backed securities (“MBS”) positions contributed to relative performance versus the Bloomberg GNMA Index (“Index”), as spreads tightened.

  Exposure to structured agency MBS positions contributed to relative performance versus the Index, as interest only agency collateralized mortgage obligations posted positive returns.

  Exposure to senior collateralized loan obligations contributed to relative performance versus the Index, as spreads tightened.

  Exposure to conventional MBS positions detracted from relative performance versus the Index, as spreads tightened.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg U.S. Aggregate Index	Bloomberg GNMA Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,002,722	$1,003,838	$1,001,124
5/31/16	$1,003,981	$1,004,096	$1,002,359
6/30/16	$1,011,623	$1,022,137	$1,008,974
7/31/16	$1,013,571	$1,028,599	$1,011,165
8/31/16	$1,014,909	$1,027,423	$1,012,753
9/30/16	$1,018,671	$1,026,821	$1,015,383
10/31/16	$1,016,629	$1,018,967	$1,014,025
11/30/16	$1,000,066	$994,865	$998,296
12/31/16	$1,001,348	$996,268	$998,104
1/31/17	$1,001,112	$998,223	$996,957
2/28/17	$1,007,010	$1,004,932	$1,001,329
3/31/17	$1,006,640	$1,004,405	$1,000,930
4/30/17	$1,011,147	$1,012,156	$1,005,814
5/31/17	$1,017,946	$1,019,947	$1,011,992
6/30/17	$1,012,006	$1,018,920	$1,006,944
7/31/17	$1,018,692	$1,023,305	$1,011,464
8/31/17	$1,023,581	$1,032,484	$1,017,449
9/30/17	$1,023,132	$1,027,566	$1,016,430
10/31/17	$1,020,600	$1,028,161	$1,015,948
11/30/17	$1,018,160	$1,026,841	$1,014,354
12/31/17	$1,020,878	$1,031,554	$1,016,682
1/31/18	$1,007,364	$1,019,674	$1,005,537
2/28/18	$999,422	$1,010,008	$997,265
3/31/18	$1,006,494	$1,016,485	$1,003,743
4/30/18	$1,001,276	$1,008,925	$999,607
5/31/18	$1,008,476	$1,016,126	$1,007,161
6/30/18	$1,009,981	$1,014,876	$1,007,985
7/31/18	$1,011,170	$1,015,117	$1,008,026
8/31/18	$1,017,043	$1,021,649	$1,013,373
9/30/18	$1,010,997	$1,015,070	$1,007,432
10/31/18	$1,002,216	$1,007,049	$999,896
11/30/18	$1,012,591	$1,013,060	$1,008,595
12/31/18	$1,028,195	$1,031,671	$1,027,070
1/31/19	$1,037,491	$1,042,627	$1,035,448
2/28/19	$1,037,456	$1,042,023	$1,034,822
3/31/19	$1,051,763	$1,062,032	$1,048,536
4/30/19	$1,050,776	$1,062,304	$1,047,545
5/31/19	$1,062,252	$1,081,161	$1,060,666
6/30/19	$1,071,714	$1,094,739	$1,069,280
7/31/19	$1,076,334	$1,097,147	$1,072,604
8/31/19	$1,084,261	$1,125,576	$1,081,295
9/30/19	$1,085,882	$1,119,581	$1,081,352
10/31/19	$1,090,582	$1,122,953	$1,085,928
11/30/19	$1,091,429	$1,122,381	$1,085,704
12/31/19	$1,094,451	$1,121,599	$1,087,175
1/31/20	$1,097,342	$1,143,184	$1,092,430
2/29/20	$1,106,964	$1,163,759	$1,102,308
3/31/20	$1,123,156	$1,156,911	$1,120,159
4/30/20	$1,137,271	$1,177,476	$1,126,953
5/31/20	$1,140,461	$1,182,959	$1,128,186
6/30/20	$1,141,483	$1,190,410	$1,126,702
7/31/20	$1,140,352	$1,208,191	$1,123,873
8/31/20	$1,143,942	$1,198,439	$1,123,230
9/30/20	$1,144,735	$1,197,782	$1,123,123
10/31/20	$1,147,510	$1,192,434	$1,123,201
11/30/20	$1,151,201	$1,204,134	$1,125,193
12/31/20	$1,156,340	$1,205,794	$1,127,190
1/31/21	$1,158,863	$1,197,148	$1,125,204
2/28/21	$1,153,480	$1,179,861	$1,118,855
3/31/21	$1,150,928	$1,165,128	$1,116,151
4/30/21	$1,157,518	$1,174,333	$1,120,081
5/31/21	$1,150,844	$1,178,169	$1,116,354
6/30/21	$1,152,807	$1,186,447	$1,115,964
7/31/21	$1,155,743	$1,199,713	$1,119,308
8/31/21	$1,156,394	$1,197,429	$1,118,307
9/30/21	$1,155,092	$1,187,061	$1,115,958
10/31/21	$1,151,758	$1,186,734	$1,112,365
11/30/21	$1,149,564	$1,190,245	$1,111,875
12/31/21	$1,147,714	$1,187,200	$1,110,871
1/31/22	$1,134,687	$1,161,622	$1,097,358
2/28/22	$1,127,392	$1,148,663	$1,091,061
3/31/22	$1,094,299	$1,116,751	$1,064,785
4/30/22	$1,053,681	$1,074,373	$1,030,343
5/31/22	$1,068,865	$1,081,300	$1,042,119
6/30/22	$1,043,908	$1,064,336	$1,023,396
7/31/22	$1,075,695	$1,090,343	$1,056,331
8/31/22	$1,041,900	$1,059,533	$1,023,492
9/30/22	$983,744	$1,013,755	$970,949
10/31/22	$972,897	$1,000,624	$962,826
11/30/22	$1,009,167	$1,037,423	$998,973
12/31/22	$998,023	$1,032,743	$991,338
1/31/23	$1,034,835	$1,064,515	$1,023,913
2/28/23	$1,011,570	$1,036,991	$998,309
3/31/23	$1,029,778	$1,063,333	$1,017,061
4/30/23	$1,034,352	$1,069,778	$1,022,874
5/31/23	$1,026,073	$1,058,130	$1,014,964
6/30/23	$1,026,318	$1,054,356	$1,011,877
7/31/23	$1,025,959	$1,053,621	$1,012,171
8/31/23	$1,019,101	$1,046,891	$1,004,833
9/30/23	$990,204	$1,020,288	$973,776
10/31/23	$969,857	$1,004,186	$955,170
11/30/23	$1,019,789	$1,049,662	$1,002,894
12/31/23	$1,060,090	$1,089,842	$1,044,878
1/31/24	$1,057,740	$1,086,849	$1,039,826
2/29/24	$1,045,682	$1,071,494	$1,023,018
3/31/24	$1,058,644	$1,081,388	$1,033,831
4/30/24	$1,031,021	$1,054,074	$1,006,032
5/31/24	$1,051,354	$1,071,944	$1,023,852
6/30/24	$1,060,863	$1,082,092	$1,034,327
7/31/24	$1,086,876	$1,107,367	$1,059,412
8/31/24	$1,101,763	$1,123,279	$1,075,260
9/30/24	$1,112,535	$1,138,319	$1,085,634
10/31/24	$1,079,403	$1,110,090	$1,057,302
11/30/24	$1,095,076	$1,121,827	$1,070,809
12/31/24	$1,077,994	$1,103,468	$1,054,890
1/31/25	$1,086,839	$1,109,322	$1,060,833
2/28/25	$1,114,491	$1,133,729	$1,086,504
3/31/25	$1,115,709	$1,134,155	$1,087,381
4/30/25	$1,115,879	$1,138,613	$1,088,242
5/31/25	$1,105,495	$1,130,460	$1,079,766
6/30/25	$1,127,377	$1,147,843	$1,098,374
7/31/25	$1,121,580	$1,144,815	$1,094,160
8/31/25	$1,143,674	$1,158,507	$1,111,265
9/30/25	$1,151,167	$1,171,145	$1,122,421
10/31/25	$1,160,461	$1,178,462	$1,131,701
11/30/25	$1,167,951	$1,185,785	$1,138,350
12/31/25	$1,169,927	$1,184,031	$1,140,091
1/31/26	$1,177,690	$1,185,295	$1,146,730
2/28/26	$1,200,232	$1,204,706	$1,164,876
3/31/26	$1,180,611	$1,183,475	$1,147,242

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	5.82%	0.51%	1.67%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg GNMA Index	5.51%	0.55%	1.38%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,334,311,000
Holdings Count | Holding	2,094
Advisory Fees Paid, Amount	$ 3,314,000
InvestmentCompanyPortfolioTurnover	1297.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,334,311
# of Portfolio Holdings	2,094
Portfolio Turnover Rate	1,297%
Total Net Advisory Fees Paid During the Reporting Period	$3,314
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	257.2%
Non-Agency Mortgage-Backed Securities	2.2%
Asset-Backed Securities	1.2%
Short-Term Instruments	1.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	1.8%
Other Assets and Liabilities, Net	(163.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.54% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.54% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000203300
Shareholder Report [Line Items]
Fund Name	PIMCO GNMA and Government Securities Fund
Class Name	I-3
Trading Symbol	PANNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO GNMA and Government Securities Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$265	2.58%

Expenses Paid, Amount	$ 265
Expense Ratio, Percent	2.58%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to GNMA mortgage-backed securities (“MBS”) positions contributed to relative performance versus the Bloomberg GNMA Index (“Index”), as spreads tightened.

  Exposure to structured agency MBS positions contributed to relative performance versus the Index, as interest only agency collateralized mortgage obligations posted positive returns.

  Exposure to senior collateralized loan obligations contributed to relative performance versus the Index, as spreads tightened.

  Exposure to conventional MBS positions detracted from relative performance versus the Index, as spreads tightened.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-3	Bloomberg U.S. Aggregate Index	Bloomberg GNMA Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,002,684	$1,003,838	$1,001,124
5/31/16	$1,003,897	$1,004,096	$1,002,359
6/30/16	$1,011,498	$1,022,137	$1,008,974
7/31/16	$1,013,405	$1,028,599	$1,011,165
8/31/16	$1,014,702	$1,027,423	$1,012,753
9/30/16	$1,018,427	$1,026,821	$1,015,383
10/31/16	$1,016,337	$1,018,967	$1,014,025
11/30/16	$999,745	$994,865	$998,296
12/31/16	$1,000,990	$996,268	$998,104
1/31/17	$1,000,706	$998,223	$996,957
2/28/17	$1,006,563	$1,004,932	$1,001,329
3/31/17	$1,006,156	$1,004,405	$1,000,930
4/30/17	$1,010,615	$1,012,156	$1,005,814
5/31/17	$1,017,363	$1,019,947	$1,011,992
6/30/17	$1,011,390	$1,018,920	$1,006,944
7/31/17	$1,018,025	$1,023,305	$1,011,464
8/31/17	$1,022,867	$1,032,484	$1,017,449
9/30/17	$1,022,379	$1,027,566	$1,016,430
10/31/17	$1,019,803	$1,028,161	$1,015,948
11/30/17	$1,017,323	$1,026,841	$1,014,354
12/31/17	$1,019,998	$1,031,554	$1,016,682
1/31/18	$1,006,449	$1,019,674	$1,005,537
2/28/18	$998,477	$1,010,008	$997,265
3/31/18	$1,005,503	$1,016,485	$1,003,743
4/30/18	$1,000,246	$1,008,925	$999,607
5/31/18	$1,007,396	$1,016,126	$1,007,161
6/30/18	$1,008,861	$1,014,876	$1,007,985
7/31/18	$1,010,004	$1,015,117	$1,008,026
8/31/18	$1,015,835	$1,021,649	$1,013,373
9/30/18	$1,009,746	$1,015,070	$1,007,432
10/31/18	$1,000,934	$1,007,049	$999,896
11/30/18	$1,011,260	$1,013,060	$1,008,595
12/31/18	$1,026,796	$1,031,671	$1,027,070
1/31/19	$1,036,032	$1,042,627	$1,035,448
2/28/19	$1,035,957	$1,042,023	$1,034,822
3/31/19	$1,050,205	$1,062,032	$1,048,536
4/30/19	$1,049,200	$1,062,304	$1,047,545
5/31/19	$1,060,612	$1,081,161	$1,060,666
6/30/19	$1,070,019	$1,094,739	$1,069,280
7/31/19	$1,074,585	$1,097,147	$1,072,604
8/31/19	$1,082,447	$1,125,576	$1,081,295
9/30/19	$1,084,024	$1,119,581	$1,081,352
10/31/19	$1,088,669	$1,122,953	$1,085,928
11/30/19	$1,089,479	$1,122,381	$1,085,704
12/31/19	$1,092,432	$1,121,599	$1,087,175
1/31/20	$1,095,266	$1,143,184	$1,092,430
2/29/20	$1,104,819	$1,163,759	$1,102,308
3/31/20	$1,120,968	$1,156,911	$1,120,159
4/30/20	$1,135,013	$1,177,476	$1,126,953
5/31/20	$1,138,148	$1,182,959	$1,128,186
6/30/20	$1,139,122	$1,190,410	$1,126,702
7/31/20	$1,137,943	$1,208,191	$1,123,873
8/31/20	$1,141,479	$1,198,439	$1,123,230
9/30/20	$1,142,223	$1,197,782	$1,123,123
10/31/20	$1,144,941	$1,192,434	$1,123,201
11/30/20	$1,148,576	$1,204,134	$1,125,193
12/31/20	$1,153,645	$1,205,794	$1,127,190
1/31/21	$1,156,116	$1,197,148	$1,125,204
2/28/21	$1,150,703	$1,179,861	$1,118,855
3/31/21	$1,148,048	$1,165,128	$1,116,151
4/30/21	$1,154,563	$1,174,333	$1,120,081
5/31/21	$1,147,864	$1,178,169	$1,116,354
6/30/21	$1,149,783	$1,186,447	$1,115,964
7/31/21	$1,152,655	$1,199,713	$1,119,308
8/31/21	$1,153,262	$1,197,429	$1,118,307
9/30/21	$1,151,916	$1,187,061	$1,115,958
10/31/21	$1,148,532	$1,186,734	$1,112,365
11/30/21	$1,146,298	$1,190,245	$1,111,875
12/31/21	$1,144,405	$1,187,200	$1,110,871
1/31/22	$1,131,371	$1,161,622	$1,097,358
2/28/22	$1,124,055	$1,148,663	$1,091,061
3/31/22	$1,091,014	$1,116,751	$1,064,785
4/30/22	$1,050,472	$1,074,373	$1,030,343
5/31/22	$1,065,573	$1,081,300	$1,042,119
6/30/22	$1,040,650	$1,064,336	$1,023,396
7/31/22	$1,072,294	$1,090,343	$1,056,331
8/31/22	$1,038,570	$1,059,533	$1,023,492
9/30/22	$980,559	$1,013,755	$970,949
10/31/22	$969,708	$1,000,624	$962,826
11/30/22	$1,005,820	$1,037,423	$998,973
12/31/22	$994,676	$1,032,743	$991,338
1/31/23	$1,031,333	$1,064,515	$1,023,913
2/28/23	$1,008,105	$1,036,991	$998,309
3/31/23	$1,026,204	$1,063,333	$1,017,061
4/30/23	$1,030,722	$1,069,778	$1,022,874
5/31/23	$1,022,430	$1,058,130	$1,014,964
6/30/23	$1,022,630	$1,054,356	$1,011,877
7/31/23	$1,022,236	$1,053,621	$1,012,171
8/31/23	$1,015,359	$1,046,891	$1,004,833
9/30/23	$986,525	$1,020,288	$973,776
10/31/23	$966,215	$1,004,186	$955,170
11/30/23	$1,015,919	$1,049,662	$1,002,894
12/31/23	$1,056,023	$1,089,842	$1,044,878
1/31/24	$1,053,643	$1,086,849	$1,039,826
2/29/24	$1,041,590	$1,071,494	$1,023,018
3/31/24	$1,054,457	$1,081,388	$1,033,831
4/30/24	$1,026,903	$1,054,074	$1,006,032
5/31/24	$1,047,109	$1,071,944	$1,023,852
6/30/24	$1,056,540	$1,082,092	$1,034,327
7/31/24	$1,082,402	$1,107,367	$1,059,412
8/31/24	$1,097,178	$1,123,279	$1,075,260
9/30/24	$1,107,863	$1,138,319	$1,085,634
10/31/24	$1,074,824	$1,110,090	$1,057,302
11/30/24	$1,090,385	$1,121,827	$1,070,809
12/31/24	$1,073,330	$1,103,468	$1,054,890
1/31/25	$1,082,089	$1,109,322	$1,060,833
2/28/25	$1,109,579	$1,133,729	$1,086,504
3/31/25	$1,110,749	$1,134,155	$1,087,381
4/30/25	$1,110,871	$1,138,613	$1,088,242
5/31/25	$1,100,486	$1,130,460	$1,079,766
6/30/25	$1,122,223	$1,147,843	$1,098,374
7/31/25	$1,116,405	$1,144,815	$1,094,160
8/31/25	$1,138,348	$1,158,507	$1,111,265
9/30/25	$1,145,761	$1,171,145	$1,122,421
10/31/25	$1,154,958	$1,178,462	$1,131,701
11/30/25	$1,162,369	$1,185,785	$1,138,350
12/31/25	$1,164,287	$1,184,031	$1,140,091
1/31/26	$1,171,963	$1,185,295	$1,146,730
2/28/26	$1,194,351	$1,204,706	$1,164,876
3/31/26	$1,174,774	$1,183,475	$1,147,242

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	5.76%	0.46%	1.62%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg GNMA Index	5.51%	0.55%	1.38%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,334,311,000
Holdings Count | Holding	2,094
Advisory Fees Paid, Amount	$ 3,314,000
InvestmentCompanyPortfolioTurnover	1297.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,334,311
# of Portfolio Holdings	2,094
Portfolio Turnover Rate	1,297%
Total Net Advisory Fees Paid During the Reporting Period	$3,314
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	257.2%
Non-Agency Mortgage-Backed Securities	2.2%
Asset-Backed Securities	1.2%
Short-Term Instruments	1.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	1.8%
Other Assets and Liabilities, Net	(163.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.54% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.54% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026566
Shareholder Report [Line Items]
Fund Name	PIMCO Investment Grade Credit Bond Fund
Class Name	Class A
Trading Symbol	PBDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.97%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Tactical exposure to securitized credit, specifically exposure to agency residential mortgage-backed securities, contributed to performance versus the Bloomberg U.S. Credit Index (“Index”), as it outperformed the Index.

  Security selection within the technology sector, specifically exposure to debt tied to a data center buildout, contributed to performance versus the Index, as spreads tightened.

  Security selection within the media sector, specifically underweight exposure to a global media company, contributed to performance versus the Index, as spreads widened.

  Duration positioning detracted from performance versus the Index, amid elevated rate volatility.

  Tactical exposure to emerging markets, specifically overweight exposure to a Latin American chemicals company, detracted from performance versus the Index, as prices fell.

  Underweight exposure to the healthcare sector detracted from performance versus the Index, as the sector outperformed the broader Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Credit Index
3/31/16	$9,621	$10,000	$10,000
4/30/16	$9,744	$10,038	$10,122
5/31/16	$9,782	$10,041	$10,118
6/30/16	$9,992	$10,221	$10,348
7/31/16	$10,164	$10,286	$10,484
8/31/16	$10,191	$10,274	$10,505
9/30/16	$10,212	$10,268	$10,476
10/31/16	$10,142	$10,190	$10,386
11/30/16	$9,842	$9,949	$10,103
12/31/16	$9,932	$9,963	$10,165
1/31/17	$9,996	$9,982	$10,199
2/28/17	$10,120	$10,049	$10,312
3/31/17	$10,160	$10,044	$10,296
4/30/17	$10,275	$10,122	$10,399
5/31/17	$10,384	$10,199	$10,511
6/30/17	$10,425	$10,189	$10,539
7/31/17	$10,501	$10,233	$10,616
8/31/17	$10,608	$10,325	$10,705
9/30/17	$10,597	$10,276	$10,681
10/31/17	$10,626	$10,282	$10,717
11/30/17	$10,616	$10,268	$10,707
12/31/17	$10,679	$10,316	$10,792
1/31/18	$10,595	$10,197	$10,692
2/28/18	$10,461	$10,100	$10,530
3/31/18	$10,513	$10,165	$10,563
4/30/18	$10,418	$10,089	$10,466
5/31/18	$10,397	$10,161	$10,519
6/30/18	$10,368	$10,149	$10,470
7/31/18	$10,449	$10,151	$10,545
8/31/18	$10,483	$10,216	$10,599
9/30/18	$10,450	$10,151	$10,563
10/31/18	$10,325	$10,070	$10,415
11/30/18	$10,308	$10,131	$10,408
12/31/18	$10,421	$10,317	$10,565
1/31/19	$10,674	$10,426	$10,793
2/28/19	$10,738	$10,420	$10,816
3/31/19	$10,985	$10,620	$11,080
4/30/19	$11,051	$10,623	$11,134
5/31/19	$11,194	$10,812	$11,298
6/30/19	$11,430	$10,947	$11,553
7/31/19	$11,486	$10,971	$11,613
8/31/19	$11,812	$11,256	$11,976
9/30/19	$11,758	$11,196	$11,897
10/31/19	$11,857	$11,230	$11,965
11/30/19	$11,872	$11,224	$11,988
12/31/19	$11,907	$11,216	$12,022
1/31/20	$12,205	$11,432	$12,304
2/29/20	$12,283	$11,638	$12,471
3/31/20	$11,179	$11,569	$11,644
4/30/20	$11,684	$11,775	$12,177
5/31/20	$11,900	$11,830	$12,375
6/30/20	$12,127	$11,904	$12,601
7/31/20	$12,480	$12,082	$12,990
8/31/20	$12,409	$11,984	$12,825
9/30/20	$12,360	$11,978	$12,790
10/31/20	$12,292	$11,924	$12,762
11/30/20	$12,656	$12,041	$13,087
12/31/20	$12,750	$12,058	$13,147
1/31/21	$12,609	$11,971	$12,990
2/28/21	$12,389	$11,799	$12,765
3/31/21	$12,193	$11,651	$12,561
4/30/21	$12,352	$11,743	$12,695
5/31/21	$12,414	$11,782	$12,786
6/30/21	$12,595	$11,864	$12,979
7/31/21	$12,755	$11,997	$13,147
8/31/21	$12,762	$11,974	$13,116
9/30/21	$12,587	$11,871	$12,975
10/31/21	$12,530	$11,867	$13,004
11/30/21	$12,539	$11,902	$13,015
12/31/21	$12,569	$11,872	$13,004
1/31/22	$12,213	$11,616	$12,587
2/28/22	$11,926	$11,487	$12,350
3/31/22	$11,557	$11,168	$12,039
4/30/22	$11,000	$10,744	$11,408
5/31/22	$11,007	$10,813	$11,510
6/30/22	$10,631	$10,643	$11,209
7/31/22	$10,984	$10,903	$11,549
8/31/22	$10,704	$10,595	$11,223
9/30/22	$10,221	$10,138	$10,654
10/31/22	$10,082	$10,006	$10,544
11/30/22	$10,568	$10,374	$11,068
12/31/22	$10,537	$10,327	$11,020
1/31/23	$10,989	$10,645	$11,441
2/28/23	$10,714	$10,370	$11,096
3/31/23	$10,927	$10,633	$11,401
4/30/23	$11,006	$10,698	$11,490
5/31/23	$10,866	$10,581	$11,330
6/30/23	$10,889	$10,544	$11,365
7/31/23	$10,932	$10,536	$11,400
8/31/23	$10,855	$10,469	$11,318
9/30/23	$10,554	$10,203	$11,024
10/31/23	$10,338	$10,042	$10,828
11/30/23	$10,922	$10,497	$11,442
12/31/23	$11,371	$10,898	$11,922
1/31/24	$11,392	$10,868	$11,901
2/29/24	$11,250	$10,715	$11,729
3/31/24	$11,374	$10,814	$11,873
4/30/24	$11,093	$10,541	$11,578
5/31/24	$11,312	$10,719	$11,789
6/30/24	$11,398	$10,821	$11,867
7/31/24	$11,680	$11,074	$12,146
8/31/24	$11,850	$11,233	$12,335
9/30/24	$12,041	$11,383	$12,545
10/31/24	$11,742	$11,101	$12,242
11/30/24	$11,902	$11,218	$12,398
12/31/24	$11,697	$11,035	$12,164
1/31/25	$11,778	$11,093	$12,232
2/28/25	$12,069	$11,337	$12,481
3/31/25	$12,018	$11,342	$12,451
4/30/25	$12,036	$11,386	$12,459
5/31/25	$11,988	$11,305	$12,450
6/30/25	$12,218	$11,478	$12,678
7/31/25	$12,196	$11,448	$12,684
8/31/25	$12,350	$11,585	$12,818
9/30/25	$12,515	$11,711	$13,003
10/31/25	$12,605	$11,785	$13,061
11/30/25	$12,688	$11,858	$13,142
12/31/25	$12,640	$11,840	$13,117
1/31/26	$12,688	$11,853	$13,138
2/28/26	$12,870	$12,047	$13,315
3/31/26	$12,531	$11,835	$13,054

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	4.26%	0.55%	2.68%
Class A (including sales charge)	0.38%	(0.22%)	2.28%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Credit Index	4.84%	0.77%	2.70%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 13,118,877,000
Holdings Count | Holding	2,534
Advisory Fees Paid, Amount	$ 31,925,000
InvestmentCompanyPortfolioTurnover	209.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$13,118,877
# of Portfolio Holdings	2,534
Portfolio Turnover Rate	209%
Total Net Advisory Fees Paid During the Reporting Period	$31,925
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	68.5%
U.S. Treasury Obligations	16.0%
U.S. Government Agencies	14.2%
Sovereign Issues	6.1%
Asset-Backed Securities	3.5%
Preferred Securities	3.3%
Non-Agency Mortgage-Backed Securities	2.8%
Loan Participations and Assignments	1.0%
Municipal Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	0.4%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(16.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.38% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.38% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026565
Shareholder Report [Line Items]
Fund Name	PIMCO Investment Grade Credit Bond Fund
Class Name	Administrative Class
Trading Symbol	PGCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$84	0.82%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Tactical exposure to securitized credit, specifically exposure to agency residential mortgage-backed securities, contributed to performance versus the Bloomberg U.S. Credit Index (“Index”), as it outperformed the Index.

  Security selection within the technology sector, specifically exposure to debt tied to a data center buildout, contributed to performance versus the Index, as spreads tightened.

  Security selection within the media sector, specifically underweight exposure to a global media company, contributed to performance versus the Index, as spreads widened.

  Duration positioning detracted from performance versus the Index, amid elevated rate volatility.

  Tactical exposure to emerging markets, specifically overweight exposure to a Latin American chemicals company, detracted from performance versus the Index, as prices fell.

  Underweight exposure to the healthcare sector detracted from performance versus the Index, as the sector outperformed the broader Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Administrative Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Credit Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,012,957	$1,003,838	$1,012,211
5/31/16	$1,017,038	$1,004,096	$1,011,772
6/30/16	$1,038,961	$1,022,137	$1,034,835
7/31/16	$1,056,941	$1,028,599	$1,048,393
8/31/16	$1,059,970	$1,027,423	$1,050,458
9/30/16	$1,062,217	$1,026,821	$1,047,568
10/31/16	$1,055,121	$1,018,967	$1,038,625
11/30/16	$1,024,056	$994,865	$1,010,303
12/31/16	$1,033,466	$996,268	$1,016,452
1/31/17	$1,040,224	$998,223	$1,019,872
2/28/17	$1,053,324	$1,004,932	$1,031,195
3/31/17	$1,057,615	$1,004,405	$1,029,636
4/30/17	$1,069,731	$1,012,156	$1,039,931
5/31/17	$1,081,199	$1,019,947	$1,051,113
6/30/17	$1,085,609	$1,018,920	$1,053,860
7/31/17	$1,093,624	$1,023,305	$1,061,573
8/31/17	$1,104,937	$1,032,484	$1,070,455
9/30/17	$1,103,960	$1,027,566	$1,068,070
10/31/17	$1,107,037	$1,028,161	$1,071,686
11/30/17	$1,106,169	$1,026,841	$1,070,718
12/31/17	$1,112,839	$1,031,554	$1,079,248
1/31/18	$1,104,293	$1,019,674	$1,069,229
2/28/18	$1,090,453	$1,010,008	$1,053,033
3/31/18	$1,095,934	$1,016,485	$1,056,276
4/30/18	$1,086,226	$1,008,925	$1,046,646
5/31/18	$1,084,166	$1,016,126	$1,051,928
6/30/18	$1,081,228	$1,014,876	$1,047,014
7/31/18	$1,089,824	$1,015,117	$1,054,524
8/31/18	$1,093,527	$1,021,649	$1,059,902
9/30/18	$1,090,203	$1,015,070	$1,056,330
10/31/18	$1,077,360	$1,007,049	$1,041,539
11/30/18	$1,075,653	$1,013,060	$1,040,833
12/31/18	$1,087,644	$1,031,671	$1,056,480
1/31/19	$1,114,130	$1,042,627	$1,079,313
2/28/19	$1,120,995	$1,042,023	$1,081,635
3/31/19	$1,146,898	$1,062,032	$1,107,978
4/30/19	$1,153,963	$1,062,304	$1,113,417
5/31/19	$1,169,003	$1,081,161	$1,129,773
6/30/19	$1,193,773	$1,094,739	$1,155,299
7/31/19	$1,199,741	$1,097,147	$1,161,259
8/31/19	$1,234,026	$1,125,576	$1,197,567
9/30/19	$1,228,486	$1,119,581	$1,189,739
10/31/19	$1,239,014	$1,122,953	$1,196,516
11/30/19	$1,240,674	$1,122,381	$1,198,785
12/31/19	$1,244,580	$1,121,599	$1,202,234
1/31/20	$1,275,895	$1,143,184	$1,230,358
2/29/20	$1,284,149	$1,163,759	$1,247,091
3/31/20	$1,168,832	$1,156,911	$1,164,437
4/30/20	$1,221,794	$1,177,476	$1,217,725
5/31/20	$1,244,590	$1,182,959	$1,237,521
6/30/20	$1,268,466	$1,190,410	$1,260,131
7/31/20	$1,305,610	$1,208,191	$1,298,992
8/31/20	$1,298,252	$1,198,439	$1,282,537
9/30/20	$1,293,342	$1,197,782	$1,279,017
10/31/20	$1,286,375	$1,192,434	$1,276,187
11/30/20	$1,324,591	$1,204,134	$1,308,677
12/31/20	$1,334,673	$1,205,794	$1,314,653
1/31/21	$1,320,029	$1,197,148	$1,299,009
2/28/21	$1,297,183	$1,179,861	$1,276,469
3/31/21	$1,276,769	$1,165,128	$1,256,138
4/30/21	$1,293,571	$1,174,333	$1,269,483
5/31/21	$1,300,277	$1,178,169	$1,278,642
6/30/21	$1,319,314	$1,186,447	$1,297,871
7/31/21	$1,336,261	$1,199,713	$1,314,736
8/31/21	$1,337,194	$1,197,429	$1,311,576
9/30/21	$1,318,959	$1,187,061	$1,297,544
10/31/21	$1,313,172	$1,186,734	$1,300,375
11/30/21	$1,314,263	$1,190,245	$1,301,469
12/31/21	$1,317,636	$1,187,200	$1,300,447
1/31/22	$1,280,491	$1,161,622	$1,258,735
2/28/22	$1,250,515	$1,148,663	$1,234,977
3/31/22	$1,211,989	$1,116,751	$1,203,942
4/30/22	$1,153,705	$1,074,373	$1,140,846
5/31/22	$1,154,543	$1,081,300	$1,150,953
6/30/22	$1,115,313	$1,064,336	$1,120,900
7/31/22	$1,152,444	$1,090,343	$1,154,937
8/31/22	$1,123,194	$1,059,533	$1,122,286
9/30/22	$1,072,658	$1,013,755	$1,065,432
10/31/22	$1,058,256	$1,000,624	$1,054,435
11/30/22	$1,109,376	$1,037,423	$1,106,816
12/31/22	$1,106,230	$1,032,743	$1,102,042
1/31/23	$1,153,797	$1,064,515	$1,144,073
2/28/23	$1,125,093	$1,036,991	$1,109,648
3/31/23	$1,147,660	$1,063,333	$1,140,065
4/30/23	$1,156,036	$1,069,778	$1,149,026
5/31/23	$1,141,500	$1,058,130	$1,133,026
6/30/23	$1,144,009	$1,054,356	$1,136,531
7/31/23	$1,148,727	$1,053,621	$1,140,009
8/31/23	$1,140,714	$1,046,891	$1,131,795
9/30/23	$1,109,257	$1,020,288	$1,102,351
10/31/23	$1,086,665	$1,004,186	$1,082,758
11/30/23	$1,148,235	$1,049,662	$1,144,208
12/31/23	$1,195,599	$1,089,842	$1,192,205
1/31/24	$1,197,942	$1,086,849	$1,190,075
2/29/24	$1,183,173	$1,071,494	$1,172,910
3/31/24	$1,196,299	$1,081,388	$1,187,327
4/30/24	$1,166,958	$1,054,074	$1,157,787
5/31/24	$1,190,110	$1,071,944	$1,178,897
6/30/24	$1,199,274	$1,082,092	$1,186,738
7/31/24	$1,229,086	$1,107,367	$1,214,600
8/31/24	$1,247,178	$1,123,279	$1,233,477
9/30/24	$1,267,478	$1,138,319	$1,254,532
10/31/24	$1,236,111	$1,110,090	$1,224,242
11/30/24	$1,253,090	$1,121,827	$1,239,823
12/31/24	$1,231,676	$1,103,468	$1,216,399
1/31/25	$1,240,441	$1,109,322	$1,223,235
2/28/25	$1,271,235	$1,133,729	$1,248,127
3/31/25	$1,265,993	$1,134,155	$1,245,139
4/30/25	$1,268,002	$1,138,613	$1,245,914
5/31/25	$1,263,094	$1,130,460	$1,244,998
6/30/25	$1,287,459	$1,147,843	$1,267,779
7/31/25	$1,285,371	$1,144,815	$1,268,446
8/31/25	$1,301,761	$1,158,507	$1,281,830
9/30/25	$1,319,312	$1,171,145	$1,300,315
10/31/25	$1,328,982	$1,178,462	$1,306,064
11/30/25	$1,337,826	$1,185,785	$1,314,176
12/31/25	$1,333,016	$1,184,031	$1,311,692
1/31/26	$1,338,196	$1,185,295	$1,313,758
2/28/26	$1,357,567	$1,204,706	$1,331,512
3/31/26	$1,321,920	$1,183,475	$1,305,426

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	4.42%	0.70%	2.83%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Credit Index	4.84%	0.77%	2.70%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 13,118,877,000
Holdings Count | Holding	2,534
Advisory Fees Paid, Amount	$ 31,925,000
InvestmentCompanyPortfolioTurnover	209.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$13,118,877
# of Portfolio Holdings	2,534
Portfolio Turnover Rate	209%
Total Net Advisory Fees Paid During the Reporting Period	$31,925
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	68.5%
U.S. Treasury Obligations	16.0%
U.S. Government Agencies	14.2%
Sovereign Issues	6.1%
Asset-Backed Securities	3.5%
Preferred Securities	3.3%
Non-Agency Mortgage-Backed Securities	2.8%
Loan Participations and Assignments	1.0%
Municipal Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	0.4%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(16.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.38% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.38% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026567
Shareholder Report [Line Items]
Fund Name	PIMCO Investment Grade Credit Bond Fund
Class Name	Class C
Trading Symbol	PBDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$175	1.72%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Tactical exposure to securitized credit, specifically exposure to agency residential mortgage-backed securities, contributed to performance versus the Bloomberg U.S. Credit Index (“Index”), as it outperformed the Index.

  Security selection within the technology sector, specifically exposure to debt tied to a data center buildout, contributed to performance versus the Index, as spreads tightened.

  Security selection within the media sector, specifically underweight exposure to a global media company, contributed to performance versus the Index, as spreads widened.

  Duration positioning detracted from performance versus the Index, amid elevated rate volatility.

  Tactical exposure to emerging markets, specifically overweight exposure to a Latin American chemicals company, detracted from performance versus the Index, as prices fell.

  Underweight exposure to the healthcare sector detracted from performance versus the Index, as the sector outperformed the broader Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Credit Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,122	$10,038	$10,122
5/31/16	$10,155	$10,041	$10,118
6/30/16	$10,366	$10,221	$10,348
7/31/16	$10,538	$10,286	$10,484
8/31/16	$10,560	$10,274	$10,505
9/30/16	$10,574	$10,268	$10,476
10/31/16	$10,496	$10,190	$10,386
11/30/16	$10,179	$9,949	$10,103
12/31/16	$10,265	$9,963	$10,165
1/31/17	$10,325	$9,982	$10,199
2/28/17	$10,447	$10,049	$10,312
3/31/17	$10,482	$10,044	$10,296
4/30/17	$10,594	$10,122	$10,399
5/31/17	$10,700	$10,199	$10,511
6/30/17	$10,735	$10,189	$10,539
7/31/17	$10,807	$10,233	$10,616
8/31/17	$10,910	$10,325	$10,705
9/30/17	$10,892	$10,276	$10,681
10/31/17	$10,914	$10,282	$10,717
11/30/17	$10,898	$10,268	$10,707
12/31/17	$10,955	$10,316	$10,792
1/31/18	$10,863	$10,197	$10,692
2/28/18	$10,719	$10,100	$10,530
3/31/18	$10,764	$10,165	$10,563
4/30/18	$10,661	$10,089	$10,466
5/31/18	$10,633	$10,161	$10,519
6/30/18	$10,596	$10,149	$10,470
7/31/18	$10,673	$10,151	$10,545
8/31/18	$10,700	$10,216	$10,599
9/30/18	$10,660	$10,151	$10,563
10/31/18	$10,527	$10,070	$10,415
11/30/18	$10,502	$10,131	$10,408
12/31/18	$10,611	$10,317	$10,565
1/31/19	$10,862	$10,426	$10,793
2/28/19	$10,921	$10,420	$10,816
3/31/19	$11,165	$10,620	$11,080
4/30/19	$11,226	$10,623	$11,134
5/31/19	$11,363	$10,812	$11,298
6/30/19	$11,596	$10,947	$11,553
7/31/19	$11,645	$10,971	$11,613
8/31/19	$11,968	$11,256	$11,976
9/30/19	$11,906	$11,196	$11,897
10/31/19	$11,999	$11,230	$11,965
11/30/19	$12,006	$11,224	$11,988
12/31/19	$12,035	$11,216	$12,022
1/31/20	$12,328	$11,432	$12,304
2/29/20	$12,399	$11,638	$12,471
3/31/20	$11,277	$11,569	$11,644
4/30/20	$11,780	$11,775	$12,177
5/31/20	$11,990	$11,830	$12,375
6/30/20	$12,212	$11,904	$12,601
7/31/20	$12,559	$12,082	$12,990
8/31/20	$12,479	$11,984	$12,825
9/30/20	$12,423	$11,978	$12,790
10/31/20	$12,346	$11,924	$12,762
11/30/20	$12,704	$12,041	$13,087
12/31/20	$12,790	$12,058	$13,147
1/31/21	$12,641	$11,971	$12,990
2/28/21	$12,413	$11,799	$12,765
3/31/21	$12,209	$11,651	$12,561
4/30/21	$12,360	$11,743	$12,695
5/31/21	$12,415	$11,782	$12,786
6/30/21	$12,588	$11,864	$12,979
7/31/21	$12,739	$11,997	$13,147
8/31/21	$12,739	$11,974	$13,116
9/30/21	$12,556	$11,871	$12,975
10/31/21	$12,491	$11,867	$13,004
11/30/21	$12,492	$11,902	$13,015
12/31/21	$12,514	$11,872	$13,004
1/31/22	$12,153	$11,616	$12,587
2/28/22	$11,860	$11,487	$12,350
3/31/22	$11,486	$11,168	$12,039
4/30/22	$10,925	$10,744	$11,408
5/31/22	$10,925	$10,813	$11,510
6/30/22	$10,546	$10,643	$11,209
7/31/22	$10,889	$10,903	$11,549
8/31/22	$10,604	$10,595	$11,223
9/30/22	$10,119	$10,138	$10,654
10/31/22	$9,976	$10,006	$10,544
11/30/22	$10,450	$10,374	$11,068
12/31/22	$10,412	$10,327	$11,020
1/31/23	$10,852	$10,645	$11,441
2/28/23	$10,575	$10,370	$11,096
3/31/23	$10,778	$10,633	$11,401
4/30/23	$10,849	$10,698	$11,490
5/31/23	$10,705	$10,581	$11,330
6/30/23	$10,720	$10,544	$11,365
7/31/23	$10,756	$10,536	$11,400
8/31/23	$10,673	$10,469	$11,318
9/30/23	$10,371	$10,203	$11,024
10/31/23	$10,152	$10,042	$10,828
11/30/23	$10,720	$10,497	$11,442
12/31/23	$11,153	$10,898	$11,922
1/31/24	$11,167	$10,868	$11,901
2/29/24	$11,021	$10,715	$11,729
3/31/24	$11,135	$10,814	$11,873
4/30/24	$10,854	$10,541	$11,578
5/31/24	$11,060	$10,719	$11,789
6/30/24	$11,138	$10,821	$11,867
7/31/24	$11,406	$11,074	$12,146
8/31/24	$11,564	$11,233	$12,335
9/30/24	$11,745	$11,383	$12,545
10/31/24	$11,445	$11,101	$12,242
11/30/24	$11,593	$11,218	$12,398
12/31/24	$11,387	$11,035	$12,164
1/31/25	$11,459	$11,093	$12,232
2/28/25	$11,735	$11,337	$12,481
3/31/25	$11,678	$11,342	$12,451
4/30/25	$11,688	$11,386	$12,459
5/31/25	$11,634	$11,305	$12,450
6/30/25	$11,850	$11,478	$12,678
7/31/25	$11,822	$11,448	$12,684
8/31/25	$11,963	$11,585	$12,818
9/30/25	$12,116	$11,711	$13,003
10/31/25	$12,195	$11,785	$13,061
11/30/25	$12,267	$11,858	$13,142
12/31/25	$12,213	$11,840	$13,117
1/31/26	$12,252	$11,853	$13,138
2/28/26	$12,420	$12,047	$13,315
3/31/26	$12,085	$11,835	$13,054

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	3.48%	(0.20%)	1.91%
Class C (including sales charge)	2.49%	(0.20%)	1.91%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Credit Index	4.84%	0.77%	2.70%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 13,118,877,000
Holdings Count | Holding	2,534
Advisory Fees Paid, Amount	$ 31,925,000
InvestmentCompanyPortfolioTurnover	209.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$13,118,877
# of Portfolio Holdings	2,534
Portfolio Turnover Rate	209%
Total Net Advisory Fees Paid During the Reporting Period	$31,925
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	68.5%
U.S. Treasury Obligations	16.0%
U.S. Government Agencies	14.2%
Sovereign Issues	6.1%
Asset-Backed Securities	3.5%
Preferred Securities	3.3%
Non-Agency Mortgage-Backed Securities	2.8%
Loan Participations and Assignments	1.0%
Municipal Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	0.4%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(16.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.38% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.38% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026564
Shareholder Report [Line Items]
Fund Name	PIMCO Investment Grade Credit Bond Fund
Class Name	Institutional Class
Trading Symbol	PIGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Tactical exposure to securitized credit, specifically exposure to agency residential mortgage-backed securities, contributed to performance versus the Bloomberg U.S. Credit Index (“Index”), as it outperformed the Index.

  Security selection within the technology sector, specifically exposure to debt tied to a data center buildout, contributed to performance versus the Index, as spreads tightened.

  Security selection within the media sector, specifically underweight exposure to a global media company, contributed to performance versus the Index, as spreads widened.

  Duration positioning detracted from performance versus the Index, amid elevated rate volatility.

  Tactical exposure to emerging markets, specifically overweight exposure to a Latin American chemicals company, detracted from performance versus the Index, as prices fell.

  Underweight exposure to the healthcare sector detracted from performance versus the Index, as the sector outperformed the broader Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Credit Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,013,169	$1,003,838	$1,012,211
5/31/16	$1,017,461	$1,004,096	$1,011,772
6/30/16	$1,039,604	$1,022,137	$1,034,835
7/31/16	$1,057,818	$1,028,599	$1,048,393
8/31/16	$1,061,075	$1,027,423	$1,050,458
9/30/16	$1,063,557	$1,026,821	$1,047,568
10/31/16	$1,056,663	$1,018,967	$1,038,625
11/30/16	$1,025,761	$994,865	$1,010,303
12/31/16	$1,035,439	$996,268	$1,016,452
1/31/17	$1,042,417	$998,223	$1,019,872
2/28/17	$1,055,745	$1,004,932	$1,031,195
3/31/17	$1,060,284	$1,004,405	$1,029,636
4/30/17	$1,072,635	$1,012,156	$1,039,931
5/31/17	$1,084,361	$1,019,947	$1,051,113
6/30/17	$1,089,022	$1,018,920	$1,053,860
7/31/17	$1,097,278	$1,023,305	$1,061,573
8/31/17	$1,108,862	$1,032,484	$1,070,455
9/30/17	$1,108,117	$1,027,566	$1,068,070
10/31/17	$1,111,434	$1,028,161	$1,071,686
11/30/17	$1,110,790	$1,026,841	$1,070,718
12/31/17	$1,117,731	$1,031,554	$1,079,248
1/31/18	$1,109,376	$1,019,674	$1,069,229
2/28/18	$1,095,682	$1,010,008	$1,053,033
3/31/18	$1,101,429	$1,016,485	$1,056,276
4/30/18	$1,091,891	$1,008,925	$1,046,646
5/31/18	$1,090,052	$1,016,126	$1,051,928
6/30/18	$1,087,346	$1,014,876	$1,047,014
7/31/18	$1,096,216	$1,015,117	$1,054,524
8/31/18	$1,100,197	$1,021,649	$1,059,902
9/30/18	$1,097,056	$1,015,070	$1,056,330
10/31/18	$1,084,364	$1,007,049	$1,041,539
11/30/18	$1,082,884	$1,013,060	$1,040,833
12/31/18	$1,095,180	$1,031,671	$1,056,480
1/31/19	$1,122,077	$1,042,627	$1,079,313
2/28/19	$1,129,208	$1,042,023	$1,081,635
3/31/19	$1,155,541	$1,062,032	$1,107,978
4/30/19	$1,162,896	$1,062,304	$1,113,417
5/31/19	$1,178,307	$1,081,161	$1,129,773
6/30/19	$1,203,502	$1,094,739	$1,155,299
7/31/19	$1,209,773	$1,097,147	$1,161,259
8/31/19	$1,244,618	$1,125,576	$1,197,567
9/30/19	$1,239,266	$1,119,581	$1,189,739
10/31/19	$1,250,149	$1,122,953	$1,196,516
11/30/19	$1,252,091	$1,122,381	$1,198,785
12/31/19	$1,256,298	$1,121,599	$1,202,234
1/31/20	$1,288,185	$1,143,184	$1,230,358
2/29/20	$1,296,765	$1,163,759	$1,247,091
3/31/20	$1,180,564	$1,156,911	$1,164,437
4/30/20	$1,234,304	$1,177,476	$1,217,725
5/31/20	$1,257,597	$1,182,959	$1,237,521
6/30/20	$1,281,984	$1,190,410	$1,260,131
7/31/20	$1,319,818	$1,208,191	$1,298,992
8/31/20	$1,312,640	$1,198,439	$1,282,537
9/30/20	$1,307,947	$1,197,782	$1,279,017
10/31/20	$1,301,187	$1,192,434	$1,276,187
11/30/20	$1,340,109	$1,204,134	$1,308,677
12/31/20	$1,350,622	$1,205,794	$1,314,653
1/31/21	$1,336,059	$1,197,148	$1,299,009
2/28/21	$1,313,190	$1,179,861	$1,276,469
3/31/21	$1,292,801	$1,165,128	$1,256,138
4/30/21	$1,310,132	$1,174,333	$1,269,483
5/31/21	$1,317,186	$1,178,169	$1,278,642
6/30/21	$1,336,744	$1,186,447	$1,297,871
7/31/21	$1,354,229	$1,199,713	$1,314,736
8/31/21	$1,355,453	$1,197,429	$1,311,576
9/30/21	$1,337,248	$1,187,061	$1,297,544
10/31/21	$1,331,667	$1,186,734	$1,300,375
11/30/21	$1,333,048	$1,190,245	$1,301,469
12/31/21	$1,336,772	$1,187,200	$1,300,447
1/31/22	$1,299,348	$1,161,622	$1,258,735
2/28/22	$1,269,176	$1,148,663	$1,234,977
3/31/22	$1,230,338	$1,116,751	$1,203,942
4/30/22	$1,171,427	$1,074,373	$1,140,846
5/31/22	$1,172,519	$1,081,300	$1,150,953
6/30/22	$1,132,914	$1,064,336	$1,120,900
7/31/22	$1,170,873	$1,090,343	$1,154,937
8/31/22	$1,141,404	$1,059,533	$1,122,286
9/30/22	$1,090,293	$1,013,755	$1,065,432
10/31/22	$1,075,868	$1,000,624	$1,054,435
11/30/22	$1,128,069	$1,037,423	$1,106,816
12/31/22	$1,125,127	$1,032,743	$1,102,042
1/31/23	$1,173,738	$1,064,515	$1,144,073
2/28/23	$1,144,759	$1,036,991	$1,109,648
3/31/23	$1,167,980	$1,063,333	$1,140,065
4/30/23	$1,176,729	$1,069,778	$1,149,026
5/31/23	$1,162,178	$1,058,130	$1,133,026
6/30/23	$1,164,987	$1,054,356	$1,136,531
7/31/23	$1,170,022	$1,053,621	$1,140,009
8/31/23	$1,162,104	$1,046,891	$1,131,795
9/30/23	$1,130,299	$1,020,288	$1,102,351
10/31/23	$1,107,510	$1,004,186	$1,082,758
11/30/23	$1,170,496	$1,049,662	$1,144,208
12/31/23	$1,219,042	$1,089,842	$1,192,205
1/31/24	$1,221,678	$1,086,849	$1,190,075
2/29/24	$1,206,856	$1,071,494	$1,172,910
3/31/24	$1,220,503	$1,081,388	$1,187,327
4/30/24	$1,190,815	$1,054,074	$1,157,787
5/31/24	$1,214,713	$1,071,944	$1,178,897
6/30/24	$1,224,301	$1,082,092	$1,186,738
7/31/24	$1,254,999	$1,107,367	$1,214,600
8/31/24	$1,273,759	$1,123,279	$1,233,477
9/30/24	$1,294,740	$1,138,319	$1,254,532
10/31/24	$1,262,968	$1,110,090	$1,224,242
11/30/24	$1,280,593	$1,121,827	$1,239,823
12/31/24	$1,258,964	$1,103,468	$1,216,399
1/31/25	$1,268,199	$1,109,322	$1,223,235
2/28/25	$1,299,927	$1,133,729	$1,248,127
3/31/25	$1,294,823	$1,134,155	$1,245,139
4/30/25	$1,297,141	$1,138,613	$1,245,914
5/31/25	$1,292,402	$1,130,460	$1,244,998
6/30/25	$1,317,592	$1,147,843	$1,267,779
7/31/25	$1,315,734	$1,144,815	$1,268,446
8/31/25	$1,332,802	$1,158,507	$1,281,830
9/30/25	$1,351,039	$1,171,145	$1,300,315
10/31/25	$1,361,249	$1,178,462	$1,306,064
11/30/25	$1,370,570	$1,185,785	$1,314,176
12/31/25	$1,365,940	$1,184,031	$1,311,692
1/31/26	$1,371,543	$1,185,295	$1,313,758
2/28/26	$1,391,662	$1,204,706	$1,331,512
3/31/26	$1,355,399	$1,183,475	$1,305,426

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.68%	0.95%	3.09%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Credit Index	4.84%	0.77%	2.70%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 13,118,877,000
Holdings Count | Holding	2,534
Advisory Fees Paid, Amount	$ 31,925,000
InvestmentCompanyPortfolioTurnover	209.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$13,118,877
# of Portfolio Holdings	2,534
Portfolio Turnover Rate	209%
Total Net Advisory Fees Paid During the Reporting Period	$31,925
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	68.5%
U.S. Treasury Obligations	16.0%
U.S. Government Agencies	14.2%
Sovereign Issues	6.1%
Asset-Backed Securities	3.5%
Preferred Securities	3.3%
Non-Agency Mortgage-Backed Securities	2.8%
Loan Participations and Assignments	1.0%
Municipal Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	0.4%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(16.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.38% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.38% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000064141
Shareholder Report [Line Items]
Fund Name	PIMCO Investment Grade Credit Bond Fund
Class Name	I-2
Trading Symbol	PBDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Tactical exposure to securitized credit, specifically exposure to agency residential mortgage-backed securities, contributed to performance versus the Bloomberg U.S. Credit Index (“Index”), as it outperformed the Index.

  Security selection within the technology sector, specifically exposure to debt tied to a data center buildout, contributed to performance versus the Index, as spreads tightened.

  Security selection within the media sector, specifically underweight exposure to a global media company, contributed to performance versus the Index, as spreads widened.

  Duration positioning detracted from performance versus the Index, amid elevated rate volatility.

  Tactical exposure to emerging markets, specifically overweight exposure to a Latin American chemicals company, detracted from performance versus the Index, as prices fell.

  Underweight exposure to the healthcare sector detracted from performance versus the Index, as the sector outperformed the broader Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Credit Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,013,084	$1,003,838	$1,012,211
5/31/16	$1,017,291	$1,004,096	$1,011,772
6/30/16	$1,039,346	$1,022,137	$1,034,835
7/31/16	$1,057,466	$1,028,599	$1,048,393
8/31/16	$1,060,631	$1,027,423	$1,050,458
9/30/16	$1,063,019	$1,026,821	$1,047,568
10/31/16	$1,056,044	$1,018,967	$1,038,625
11/30/16	$1,025,078	$994,865	$1,010,303
12/31/16	$1,034,654	$996,268	$1,016,452
1/31/17	$1,041,544	$998,223	$1,019,872
2/28/17	$1,054,781	$1,004,932	$1,031,195
3/31/17	$1,059,221	$1,004,405	$1,029,636
4/30/17	$1,071,479	$1,012,156	$1,039,931
5/31/17	$1,083,102	$1,019,947	$1,051,113
6/30/17	$1,087,664	$1,018,920	$1,053,860
7/31/17	$1,095,825	$1,023,305	$1,061,573
8/31/17	$1,107,301	$1,032,484	$1,070,455
9/30/17	$1,106,464	$1,027,566	$1,068,070
10/31/17	$1,109,685	$1,028,161	$1,071,686
11/30/17	$1,108,951	$1,026,841	$1,070,718
12/31/17	$1,115,783	$1,031,554	$1,079,248
1/31/18	$1,107,352	$1,019,674	$1,069,229
2/28/18	$1,093,599	$1,010,008	$1,053,033
3/31/18	$1,099,240	$1,016,485	$1,056,276
4/30/18	$1,089,633	$1,008,925	$1,046,646
5/31/18	$1,087,706	$1,016,126	$1,051,928
6/30/18	$1,084,915	$1,014,876	$1,047,014
7/31/18	$1,093,676	$1,015,117	$1,054,524
8/31/18	$1,097,545	$1,021,649	$1,059,902
9/30/18	$1,094,331	$1,015,070	$1,056,330
10/31/18	$1,081,581	$1,007,049	$1,041,539
11/30/18	$1,080,006	$1,013,060	$1,040,833
12/31/18	$1,092,180	$1,031,671	$1,056,480
1/31/19	$1,118,913	$1,042,627	$1,079,313
2/28/19	$1,125,938	$1,042,023	$1,081,635
3/31/19	$1,152,099	$1,062,032	$1,107,978
4/30/19	$1,159,340	$1,062,304	$1,113,417
5/31/19	$1,174,729	$1,081,161	$1,129,773
6/30/19	$1,199,761	$1,094,739	$1,155,299
7/31/19	$1,205,911	$1,097,147	$1,161,259
8/31/19	$1,240,535	$1,125,576	$1,197,567
9/30/19	$1,235,106	$1,119,581	$1,189,739
10/31/19	$1,245,848	$1,122,953	$1,196,516
11/30/19	$1,247,678	$1,122,381	$1,198,785
12/31/19	$1,251,765	$1,121,599	$1,202,234
1/31/20	$1,283,426	$1,143,184	$1,230,358
2/29/20	$1,291,876	$1,163,759	$1,247,091
3/31/20	$1,176,012	$1,156,911	$1,164,437
4/30/20	$1,229,447	$1,177,476	$1,217,725
5/31/20	$1,252,544	$1,182,959	$1,237,521
6/30/20	$1,276,729	$1,190,410	$1,260,131
7/31/20	$1,314,291	$1,208,191	$1,298,992
8/31/20	$1,307,040	$1,198,439	$1,282,537
9/30/20	$1,302,259	$1,197,782	$1,279,017
10/31/20	$1,295,414	$1,192,434	$1,276,187
11/30/20	$1,334,060	$1,204,134	$1,308,677
12/31/20	$1,344,399	$1,205,794	$1,314,653
1/31/21	$1,329,804	$1,197,148	$1,299,009
2/28/21	$1,306,941	$1,179,861	$1,276,469
3/31/21	$1,286,539	$1,165,128	$1,256,138
4/30/21	$1,303,673	$1,174,333	$1,269,483
5/31/21	$1,310,587	$1,178,169	$1,278,642
6/30/21	$1,329,939	$1,186,447	$1,297,871
7/31/21	$1,347,218	$1,199,713	$1,314,736
8/31/21	$1,348,326	$1,197,429	$1,311,576
9/30/21	$1,330,105	$1,187,061	$1,297,544
10/31/21	$1,324,442	$1,186,734	$1,300,375
11/30/21	$1,325,708	$1,190,245	$1,301,469
12/31/21	$1,329,291	$1,187,200	$1,300,447
1/31/22	$1,291,974	$1,161,622	$1,258,735
2/28/22	$1,261,876	$1,148,663	$1,234,977
3/31/22	$1,223,157	$1,116,751	$1,203,942
4/30/22	$1,164,489	$1,074,373	$1,140,846
5/31/22	$1,165,481	$1,081,300	$1,150,953
6/30/22	$1,126,020	$1,064,336	$1,120,900
7/31/22	$1,163,652	$1,090,343	$1,154,937
8/31/22	$1,134,266	$1,059,533	$1,122,286
9/30/22	$1,083,379	$1,013,755	$1,065,432
10/31/22	$1,068,960	$1,000,624	$1,054,435
11/30/22	$1,120,733	$1,037,423	$1,106,816
12/31/22	$1,117,708	$1,032,743	$1,102,042
1/31/23	$1,165,908	$1,064,515	$1,144,073
2/28/23	$1,137,036	$1,036,991	$1,109,648
3/31/23	$1,159,998	$1,063,333	$1,140,065
4/30/23	$1,168,598	$1,069,778	$1,149,026
5/31/23	$1,154,051	$1,058,130	$1,133,026
6/30/23	$1,156,738	$1,054,356	$1,136,531
7/31/23	$1,161,647	$1,053,621	$1,140,009
8/31/23	$1,153,689	$1,046,891	$1,131,795
9/30/23	$1,122,019	$1,020,288	$1,102,351
10/31/23	$1,099,306	$1,004,186	$1,082,758
11/30/23	$1,161,731	$1,049,662	$1,144,208
12/31/23	$1,209,810	$1,089,842	$1,192,205
1/31/24	$1,212,328	$1,086,849	$1,190,075
2/29/24	$1,197,524	$1,071,494	$1,172,910
3/31/24	$1,210,964	$1,081,388	$1,187,327
4/30/24	$1,181,410	$1,054,074	$1,157,787
5/31/24	$1,205,011	$1,071,944	$1,178,897
6/30/24	$1,214,429	$1,082,092	$1,186,738
7/31/24	$1,244,775	$1,107,367	$1,214,600
8/31/24	$1,263,269	$1,123,279	$1,233,477
9/30/24	$1,283,978	$1,138,319	$1,254,532
10/31/24	$1,252,364	$1,110,090	$1,224,242
11/30/24	$1,269,733	$1,121,827	$1,239,823
12/31/24	$1,248,178	$1,103,468	$1,216,399
1/31/25	$1,257,225	$1,109,322	$1,223,235
2/28/25	$1,288,582	$1,133,729	$1,248,127
3/31/25	$1,283,421	$1,134,155	$1,245,139
4/30/25	$1,285,614	$1,138,613	$1,245,914
5/31/25	$1,280,806	$1,130,460	$1,244,998
6/30/25	$1,305,668	$1,147,843	$1,267,779
7/31/25	$1,303,716	$1,144,815	$1,268,446
8/31/25	$1,320,513	$1,158,507	$1,281,830
9/30/25	$1,338,476	$1,171,145	$1,300,315
10/31/25	$1,348,470	$1,178,462	$1,306,064
11/30/25	$1,357,599	$1,185,785	$1,314,176
12/31/25	$1,352,896	$1,184,031	$1,311,692
1/31/26	$1,358,330	$1,185,295	$1,313,758
2/28/26	$1,378,150	$1,204,706	$1,331,512
3/31/26	$1,342,129	$1,183,475	$1,305,426

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	4.57%	0.85%	2.99%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Credit Index	4.84%	0.77%	2.70%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 13,118,877,000
Holdings Count | Holding	2,534
Advisory Fees Paid, Amount	$ 31,925,000
InvestmentCompanyPortfolioTurnover	209.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$13,118,877
# of Portfolio Holdings	2,534
Portfolio Turnover Rate	209%
Total Net Advisory Fees Paid During the Reporting Period	$31,925
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	68.5%
U.S. Treasury Obligations	16.0%
U.S. Government Agencies	14.2%
Sovereign Issues	6.1%
Asset-Backed Securities	3.5%
Preferred Securities	3.3%
Non-Agency Mortgage-Backed Securities	2.8%
Loan Participations and Assignments	1.0%
Municipal Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	0.4%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(16.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.38% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.38% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000200444
Shareholder Report [Line Items]
Fund Name	PIMCO Investment Grade Credit Bond Fund
Class Name	I-3
Trading Symbol	PCNNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Tactical exposure to securitized credit, specifically exposure to agency residential mortgage-backed securities, contributed to performance versus the Bloomberg U.S. Credit Index (“Index”), as it outperformed the Index.

  Security selection within the technology sector, specifically exposure to debt tied to a data center buildout, contributed to performance versus the Index, as spreads tightened.

  Security selection within the media sector, specifically underweight exposure to a global media company, contributed to performance versus the Index, as spreads widened.

  Duration positioning detracted from performance versus the Index, amid elevated rate volatility.

  Tactical exposure to emerging markets, specifically overweight exposure to a Latin American chemicals company, detracted from performance versus the Index, as prices fell.

  Underweight exposure to the healthcare sector detracted from performance versus the Index, as the sector outperformed the broader Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-3	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Credit Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,013,046	$1,003,838	$1,012,211
5/31/16	$1,017,208	$1,004,096	$1,011,772
6/30/16	$1,039,219	$1,022,137	$1,034,835
7/31/16	$1,057,293	$1,028,599	$1,048,393
8/31/16	$1,060,415	$1,027,423	$1,050,458
9/30/16	$1,062,765	$1,026,821	$1,047,568
10/31/16	$1,055,742	$1,018,967	$1,038,625
11/30/16	$1,024,741	$994,865	$1,010,303
12/31/16	$1,034,278	$996,268	$1,016,452
1/31/17	$1,041,116	$998,223	$1,019,872
2/28/17	$1,054,307	$1,004,932	$1,031,195
3/31/17	$1,058,706	$1,004,405	$1,029,636
4/30/17	$1,070,907	$1,012,156	$1,039,931
5/31/17	$1,082,478	$1,019,947	$1,051,113
6/30/17	$1,086,997	$1,018,920	$1,053,860
7/31/17	$1,095,099	$1,023,305	$1,061,573
8/31/17	$1,106,520	$1,032,484	$1,070,455
9/30/17	$1,105,641	$1,027,566	$1,068,070
10/31/17	$1,108,809	$1,028,161	$1,071,686
11/30/17	$1,108,030	$1,026,841	$1,070,718
12/31/17	$1,114,812	$1,031,554	$1,079,248
1/31/18	$1,106,338	$1,019,674	$1,069,229
2/28/18	$1,092,556	$1,010,008	$1,053,033
3/31/18	$1,098,148	$1,016,485	$1,056,276
4/30/18	$1,088,511	$1,008,925	$1,046,646
5/31/18	$1,086,528	$1,016,126	$1,051,928
6/30/18	$1,083,701	$1,014,876	$1,047,014
7/31/18	$1,092,452	$1,015,117	$1,054,524
8/31/18	$1,096,266	$1,021,649	$1,059,902
9/30/18	$1,093,019	$1,015,070	$1,056,330
10/31/18	$1,080,222	$1,007,049	$1,041,539
11/30/18	$1,078,606	$1,013,060	$1,040,833
12/31/18	$1,090,720	$1,031,671	$1,056,480
1/31/19	$1,117,374	$1,042,627	$1,079,313
2/28/19	$1,124,348	$1,042,023	$1,081,635
3/31/19	$1,150,424	$1,062,032	$1,107,978
4/30/19	$1,157,607	$1,062,304	$1,113,417
5/31/19	$1,172,922	$1,081,161	$1,129,773
6/30/19	$1,197,866	$1,094,739	$1,155,299
7/31/19	$1,203,957	$1,097,147	$1,161,259
8/31/19	$1,238,470	$1,125,576	$1,197,567
9/30/19	$1,233,003	$1,119,581	$1,189,739
10/31/19	$1,243,673	$1,122,953	$1,196,516
11/30/19	$1,245,448	$1,122,381	$1,198,785
12/31/19	$1,249,476	$1,121,599	$1,202,234
1/31/20	$1,281,024	$1,143,184	$1,230,358
2/29/20	$1,289,410	$1,163,759	$1,247,091
3/31/20	$1,173,721	$1,156,911	$1,164,437
4/30/20	$1,226,999	$1,177,476	$1,217,725
5/31/20	$1,249,998	$1,182,959	$1,237,521
6/30/20	$1,274,082	$1,190,410	$1,260,131
7/31/20	$1,311,507	$1,208,191	$1,298,992
8/31/20	$1,304,219	$1,198,439	$1,282,537
9/30/20	$1,299,393	$1,197,782	$1,279,017
10/31/20	$1,292,506	$1,192,434	$1,276,187
11/30/20	$1,331,012	$1,204,134	$1,308,677
12/31/20	$1,341,267	$1,205,794	$1,314,653
1/31/21	$1,326,652	$1,197,148	$1,299,009
2/28/21	$1,303,794	$1,179,861	$1,276,469
3/31/21	$1,283,387	$1,165,128	$1,256,138
4/30/21	$1,300,422	$1,174,333	$1,269,483
5/31/21	$1,307,266	$1,178,169	$1,278,642
6/30/21	$1,326,514	$1,186,447	$1,297,871
7/31/21	$1,343,689	$1,199,713	$1,314,736
8/31/21	$1,344,740	$1,197,429	$1,311,576
9/30/21	$1,326,513	$1,187,061	$1,297,544
10/31/21	$1,320,809	$1,186,734	$1,300,375
11/30/21	$1,322,019	$1,190,245	$1,301,469
12/31/21	$1,325,532	$1,187,200	$1,300,447
1/31/22	$1,288,267	$1,161,622	$1,258,735
2/28/22	$1,258,207	$1,148,663	$1,234,977
3/31/22	$1,219,549	$1,116,751	$1,203,942
4/30/22	$1,161,003	$1,074,373	$1,140,846
5/31/22	$1,161,944	$1,081,300	$1,150,953
6/30/22	$1,122,556	$1,064,336	$1,120,900
7/31/22	$1,160,025	$1,090,343	$1,154,937
8/31/22	$1,130,682	$1,059,533	$1,122,286
9/30/22	$1,079,906	$1,013,755	$1,065,432
10/31/22	$1,065,492	$1,000,624	$1,054,435
11/30/22	$1,117,053	$1,037,423	$1,106,816
12/31/22	$1,113,988	$1,032,743	$1,102,042
1/31/23	$1,161,980	$1,064,515	$1,144,073
2/28/23	$1,133,173	$1,036,991	$1,109,648
3/31/23	$1,156,007	$1,063,333	$1,140,065
4/30/23	$1,164,532	$1,069,778	$1,149,026
5/31/23	$1,149,986	$1,058,130	$1,133,026
6/30/23	$1,152,615	$1,054,356	$1,136,531
7/31/23	$1,157,452	$1,053,621	$1,140,009
8/31/23	$1,149,475	$1,046,891	$1,131,795
9/30/23	$1,117,872	$1,020,288	$1,102,351
10/31/23	$1,095,200	$1,004,186	$1,082,758
11/30/23	$1,157,346	$1,049,662	$1,144,208
12/31/23	$1,205,192	$1,089,842	$1,192,205
1/31/24	$1,207,652	$1,086,849	$1,190,075
2/29/24	$1,192,857	$1,071,494	$1,172,910
3/31/24	$1,206,194	$1,081,388	$1,187,327
4/30/24	$1,176,709	$1,054,074	$1,157,787
5/31/24	$1,200,162	$1,071,944	$1,178,897
6/30/24	$1,209,495	$1,082,092	$1,186,738
7/31/24	$1,239,666	$1,107,367	$1,214,600
8/31/24	$1,258,027	$1,123,279	$1,233,477
9/30/24	$1,278,601	$1,138,319	$1,254,532
10/31/24	$1,247,066	$1,110,090	$1,224,242
11/30/24	$1,264,308	$1,121,827	$1,239,823
12/31/24	$1,242,792	$1,103,468	$1,216,399
1/31/25	$1,251,749	$1,109,322	$1,223,235
2/28/25	$1,282,920	$1,133,729	$1,248,127
3/31/25	$1,277,731	$1,134,155	$1,245,139
4/30/25	$1,279,864	$1,138,613	$1,245,914
5/31/25	$1,275,022	$1,130,460	$1,244,998
6/30/25	$1,299,721	$1,147,843	$1,267,779
7/31/25	$1,297,722	$1,144,815	$1,268,446
8/31/25	$1,314,384	$1,158,507	$1,281,830
9/30/25	$1,332,210	$1,171,145	$1,300,315
10/31/25	$1,342,098	$1,178,462	$1,306,064
11/30/25	$1,351,134	$1,185,785	$1,314,176
12/31/25	$1,346,394	$1,184,031	$1,311,692
1/31/26	$1,351,746	$1,185,295	$1,313,758
2/28/26	$1,371,418	$1,204,706	$1,331,512
3/31/26	$1,335,518	$1,183,475	$1,305,426

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	4.52%	0.80%	2.94%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Credit Index	4.84%	0.77%	2.70%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 13,118,877,000
Holdings Count | Holding	2,534
Advisory Fees Paid, Amount	$ 31,925,000
InvestmentCompanyPortfolioTurnover	209.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$13,118,877
# of Portfolio Holdings	2,534
Portfolio Turnover Rate	209%
Total Net Advisory Fees Paid During the Reporting Period	$31,925
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	68.5%
U.S. Treasury Obligations	16.0%
U.S. Government Agencies	14.2%
Sovereign Issues	6.1%
Asset-Backed Securities	3.5%
Preferred Securities	3.3%
Non-Agency Mortgage-Backed Securities	2.8%
Loan Participations and Assignments	1.0%
Municipal Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	0.4%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(16.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.38% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.38% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000080408
Shareholder Report [Line Items]
Fund Name	PIMCO Long Duration Total Return Fund
Class Name	Class A
Trading Symbol	PLRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Long Duration Total Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$259	2.56%

Expenses Paid, Amount	$ 259
Expense Ratio, Percent	2.56%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Out of benchmark exposure to securitized strategies contributed to relative performance versus the Bloomberg Long-Term Government/Credit Index (“Index”), as the strategy outperformed like-duration Treasuries.

  Interest rates strategies overall, including duration, curve positioning, and instrument selection contributed to relative performance versus the Index, as the curve steepened.

  Positioning within technology contributed to relative performance versus the Index, as select issuers outperformed.

  Overweight exposure to emerging markets contributed to relative performance versus the Index, as spreads narrowed.

  Positioning within investment grade credit detracted from relative performance versus the Index, as tactical spread beta positioning underperformed.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Government/Credit Index
3/31/16	$9,625	$10,000	$10,000
4/30/16	$9,749	$10,038	$10,123
5/31/16	$9,779	$10,041	$10,155
6/30/16	$10,272	$10,221	$10,655
7/31/16	$10,569	$10,286	$10,927
8/31/16	$10,575	$10,274	$10,924
9/30/16	$10,485	$10,268	$10,787
10/31/16	$10,219	$10,190	$10,481
11/30/16	$9,567	$9,949	$9,869
12/31/16	$9,639	$9,963	$9,941
1/31/17	$9,749	$9,982	$9,972
2/28/17	$9,956	$10,049	$10,155
3/31/17	$9,924	$10,044	$10,098
4/30/17	$10,083	$10,122	$10,255
5/31/17	$10,281	$10,199	$10,462
6/30/17	$10,379	$10,189	$10,541
7/31/17	$10,424	$10,233	$10,569
8/31/17	$10,643	$10,325	$10,806
9/30/17	$10,558	$10,276	$10,702
10/31/17	$10,597	$10,282	$10,745
11/30/17	$10,658	$10,268	$10,802
12/31/17	$10,824	$10,316	$11,006
1/31/18	$10,627	$10,197	$10,780
2/28/18	$10,315	$10,100	$10,439
3/31/18	$10,475	$10,165	$10,612
4/30/18	$10,276	$10,089	$10,406
5/31/18	$10,357	$10,161	$10,524
6/30/18	$10,349	$10,149	$10,459
7/31/18	$10,378	$10,151	$10,485
8/31/18	$10,463	$10,216	$10,574
9/30/18	$10,307	$10,151	$10,410
10/31/18	$9,992	$10,070	$10,061
11/30/18	$10,034	$10,131	$10,117
12/31/18	$10,367	$10,317	$10,491
1/31/19	$10,568	$10,426	$10,726
2/28/19	$10,535	$10,420	$10,666
3/31/19	$11,031	$10,620	$11,168
4/30/19	$10,968	$10,623	$11,123
5/31/19	$11,428	$10,812	$11,582
6/30/19	$11,676	$10,947	$11,904
7/31/19	$11,789	$10,971	$11,990
8/31/19	$12,660	$11,256	$12,934
9/30/19	$12,424	$11,196	$12,687
10/31/19	$12,379	$11,230	$12,680
11/30/19	$12,409	$11,224	$12,690
12/31/19	$12,241	$11,216	$12,546
1/31/20	$12,935	$11,432	$13,201
2/29/20	$13,434	$11,638	$13,731
3/31/20	$12,863	$11,569	$13,325
4/30/20	$13,469	$11,775	$13,926
5/31/20	$13,518	$11,830	$13,938
6/30/20	$13,829	$11,904	$14,155
7/31/20	$14,540	$12,082	$14,906
8/31/20	$14,028	$11,984	$14,347
9/30/20	$14,069	$11,978	$14,327
10/31/20	$13,807	$11,924	$14,101
11/30/20	$14,315	$12,041	$14,597
12/31/20	$14,359	$12,058	$14,568
1/31/21	$14,057	$11,971	$14,135
2/28/21	$13,482	$11,799	$13,542
3/31/21	$12,933	$11,651	$13,051
4/30/21	$13,231	$11,743	$13,307
5/31/21	$13,275	$11,782	$13,415
6/30/21	$13,781	$11,864	$13,892
7/31/21	$14,186	$11,997	$14,278
8/31/21	$14,154	$11,974	$14,235
9/30/21	$13,844	$11,871	$13,902
10/31/21	$14,013	$11,867	$14,129
11/30/21	$14,220	$11,902	$14,318
12/31/21	$14,083	$11,872	$14,201
1/31/22	$13,510	$11,616	$13,505
2/28/22	$13,158	$11,487	$13,162
3/31/22	$12,629	$11,168	$12,646
4/30/22	$11,503	$10,744	$11,470
5/31/22	$11,342	$10,813	$11,434
6/30/22	$10,954	$10,643	$11,094
7/31/22	$11,336	$10,903	$11,510
8/31/22	$10,901	$10,595	$11,005
9/30/22	$10,020	$10,138	$10,091
10/31/22	$9,599	$10,006	$9,710
11/30/22	$10,320	$10,374	$10,500
12/31/22	$10,157	$10,327	$10,355
1/31/23	$10,867	$10,645	$11,037
2/28/23	$10,393	$10,370	$10,489
3/31/23	$10,781	$10,633	$10,951
4/30/23	$10,835	$10,698	$11,028
5/31/23	$10,575	$10,581	$10,727
6/30/23	$10,649	$10,544	$10,809
7/31/23	$10,517	$10,536	$10,692
8/31/23	$10,284	$10,469	$10,445
9/30/23	$9,660	$10,203	$9,796
10/31/23	$9,222	$10,042	$9,355
11/30/23	$10,082	$10,497	$10,280
12/31/23	$10,884	$10,898	$11,092
1/31/24	$10,759	$10,868	$10,923
2/29/24	$10,547	$10,715	$10,656
3/31/24	$10,722	$10,814	$10,825
4/30/24	$10,173	$10,541	$10,234
5/31/24	$10,471	$10,719	$10,523
6/30/24	$10,571	$10,821	$10,638
7/31/24	$10,956	$11,074	$10,995
8/31/24	$11,165	$11,233	$11,224
9/30/24	$11,432	$11,383	$11,485
10/31/24	$10,893	$11,101	$10,946
11/30/24	$11,141	$11,218	$11,167
12/31/24	$10,603	$11,035	$10,632
1/31/25	$10,701	$11,093	$10,677
2/28/25	$11,210	$11,337	$11,138
3/31/25	$11,113	$11,342	$11,011
4/30/25	$10,923	$11,386	$10,884
5/31/25	$10,733	$11,305	$10,696
6/30/25	$11,048	$11,478	$10,991
7/31/25	$11,008	$11,448	$10,938
8/31/25	$11,095	$11,585	$10,996
9/30/25	$11,445	$11,711	$11,338
10/31/25	$11,597	$11,785	$11,443
11/30/25	$11,649	$11,858	$11,495
12/31/25	$11,486	$11,840	$11,336
1/31/26	$11,507	$11,853	$11,310
2/28/26	$11,910	$12,047	$11,674
3/31/26	$11,378	$11,835	$11,250

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	2.39%	(2.53%)	1.69%
Class A (including sales charge)	(1.42%)	(3.28%)	1.30%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg Long-Term Government/Credit Index	2.17%	(2.93%)	1.18%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,225,282,000
Holdings Count | Holding	1,540
Advisory Fees Paid, Amount	$ 5,677,000
InvestmentCompanyPortfolioTurnover	206.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,225,282
# of Portfolio Holdings	1,540
Portfolio Turnover Rate	206%
Total Net Advisory Fees Paid During the Reporting Period	$5,677
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	74.8%
Corporate Bonds & Notes	48.8%
U.S. Government Agencies	25.8%
Asset-Backed Securities	10.0%
Sovereign Issues	7.0%
Non-Agency Mortgage-Backed Securities	5.0%
Municipal Bonds & Notes	1.4%
Loan Participations and Assignments	0.8%
Preferred Securities	0.3%
Short-Term Instruments	0.6%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	(74.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 1.73% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 1.73% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000195167
Shareholder Report [Line Items]
Fund Name	PIMCO Long Duration Total Return Fund
Class Name	Class C
Trading Symbol	PLRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Long Duration Total Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$334	3.31%

Expenses Paid, Amount	$ 334
Expense Ratio, Percent	3.31%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Out of benchmark exposure to securitized strategies contributed to relative performance versus the Bloomberg Long-Term Government/Credit Index (“Index”), as the strategy outperformed like-duration Treasuries.

  Interest rates strategies overall, including duration, curve positioning, and instrument selection contributed to relative performance versus the Index, as the curve steepened.

  Positioning within technology contributed to relative performance versus the Index, as select issuers outperformed.

  Overweight exposure to emerging markets contributed to relative performance versus the Index, as spreads narrowed.

  Positioning within investment grade credit detracted from relative performance versus the Index, as tactical spread beta positioning underperformed.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Government/Credit Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,123	$10,038	$10,123
5/31/16	$10,147	$10,041	$10,155
6/30/16	$10,652	$10,221	$10,655
7/31/16	$10,953	$10,286	$10,927
8/31/16	$10,953	$10,274	$10,924
9/30/16	$10,853	$10,268	$10,787
10/31/16	$10,571	$10,190	$10,481
11/30/16	$9,891	$9,949	$9,869
12/31/16	$9,958	$9,963	$9,941
1/31/17	$10,066	$9,982	$9,972
2/28/17	$10,274	$10,049	$10,155
3/31/17	$10,235	$10,044	$10,098
4/30/17	$10,391	$10,122	$10,255
5/31/17	$10,590	$10,199	$10,462
6/30/17	$10,683	$10,189	$10,541
7/31/17	$10,723	$10,233	$10,569
8/31/17	$10,941	$10,325	$10,806
9/30/17	$10,847	$10,276	$10,702
10/31/17	$10,880	$10,282	$10,745
11/30/17	$10,936	$10,268	$10,802
12/31/17	$11,100	$10,316	$11,006
1/31/18	$10,891	$10,197	$10,780
2/28/18	$10,563	$10,100	$10,439
3/31/18	$10,720	$10,165	$10,612
4/30/18	$10,510	$10,089	$10,406
5/31/18	$10,587	$10,161	$10,524
6/30/18	$10,571	$10,149	$10,459
7/31/18	$10,595	$10,151	$10,485
8/31/18	$10,673	$10,216	$10,574
9/30/18	$10,509	$10,151	$10,410
10/31/18	$10,181	$10,070	$10,061
11/30/18	$10,217	$10,131	$10,117
12/31/18	$10,550	$10,317	$10,491
1/31/19	$10,748	$10,426	$10,726
2/28/19	$10,708	$10,420	$10,666
3/31/19	$11,205	$10,620	$11,168
4/30/19	$11,134	$10,623	$11,123
5/31/19	$11,595	$10,812	$11,582
6/30/19	$11,839	$10,947	$11,904
7/31/19	$11,946	$10,971	$11,990
8/31/19	$12,820	$11,256	$12,934
9/30/19	$12,575	$11,196	$12,687
10/31/19	$12,521	$11,230	$12,680
11/30/19	$12,543	$11,224	$12,690
12/31/19	$12,366	$11,216	$12,546
1/31/20	$13,058	$11,432	$13,201
2/29/20	$13,555	$11,638	$13,731
3/31/20	$12,971	$11,569	$13,325
4/30/20	$13,574	$11,775	$13,926
5/31/20	$13,614	$11,830	$13,938
6/30/20	$13,919	$11,904	$14,155
7/31/20	$14,625	$12,082	$14,906
8/31/20	$14,102	$11,984	$14,347
9/30/20	$14,134	$11,978	$14,327
10/31/20	$13,862	$11,924	$14,101
11/30/20	$14,363	$12,041	$14,597
12/31/20	$14,398	$12,058	$14,568
1/31/21	$14,086	$11,971	$14,135
2/28/21	$13,502	$11,799	$13,542
3/31/21	$12,944	$11,651	$13,051
4/30/21	$13,234	$11,743	$13,307
5/31/21	$13,269	$11,782	$13,415
6/30/21	$13,767	$11,864	$13,892
7/31/21	$14,163	$11,997	$14,278
8/31/21	$14,122	$11,974	$14,235
9/30/21	$13,804	$11,871	$13,902
10/31/21	$13,964	$11,867	$14,129
11/30/21	$14,161	$11,902	$14,318
12/31/21	$14,016	$11,872	$14,201
1/31/22	$13,437	$11,616	$13,505
2/28/22	$13,080	$11,487	$13,162
3/31/22	$12,545	$11,168	$12,646
4/30/22	$11,420	$10,744	$11,470
5/31/22	$11,252	$10,813	$11,434
6/30/22	$10,861	$10,643	$11,094
7/31/22	$11,233	$10,903	$11,510
8/31/22	$10,795	$10,595	$11,005
9/30/22	$9,916	$10,138	$10,091
10/31/22	$9,493	$10,006	$9,710
11/30/22	$10,200	$10,374	$10,500
12/31/22	$10,032	$10,327	$10,355
1/31/23	$10,727	$10,645	$11,037
2/28/23	$10,253	$10,370	$10,489
3/31/23	$10,629	$10,633	$10,951
4/30/23	$10,676	$10,698	$11,028
5/31/23	$10,413	$10,581	$10,727
6/30/23	$10,479	$10,544	$10,809
7/31/23	$10,343	$10,536	$10,692
8/31/23	$10,108	$10,469	$10,445
9/30/23	$9,488	$10,203	$9,796
10/31/23	$9,053	$10,042	$9,355
11/30/23	$9,891	$10,497	$10,280
12/31/23	$10,671	$10,898	$11,092
1/31/24	$10,542	$10,868	$10,923
2/29/24	$10,328	$10,715	$10,656
3/31/24	$10,493	$10,814	$10,825
4/30/24	$9,949	$10,541	$10,234
5/31/24	$10,234	$10,719	$10,523
6/30/24	$10,326	$10,821	$10,638
7/31/24	$10,695	$11,074	$10,995
8/31/24	$10,891	$11,233	$11,224
9/30/24	$11,146	$11,383	$11,485
10/31/24	$10,614	$11,101	$10,946
11/30/24	$10,848	$11,218	$11,167
12/31/24	$10,317	$11,035	$10,632
1/31/25	$10,406	$11,093	$10,677
2/28/25	$10,895	$11,337	$11,138
3/31/25	$10,794	$11,342	$11,011
4/30/25	$10,603	$11,386	$10,884
5/31/25	$10,412	$11,305	$10,696
6/30/25	$10,711	$11,478	$10,991
7/31/25	$10,666	$11,448	$10,938
8/31/25	$10,743	$11,585	$10,996
9/30/25	$11,075	$11,711	$11,338
10/31/25	$11,214	$11,785	$11,443
11/30/25	$11,259	$11,858	$11,495
12/31/25	$11,094	$11,840	$11,336
1/31/26	$11,107	$11,853	$11,310
2/28/26	$11,489	$12,047	$11,674
3/31/26	$10,970	$11,835	$11,250

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	1.63%	(3.26%)	0.93%
Class C (including sales charge)	0.65%	(3.26%)	0.93%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg Long-Term Government/Credit Index	2.17%	(2.93%)	1.18%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,225,282,000
Holdings Count | Holding	1,540
Advisory Fees Paid, Amount	$ 5,677,000
InvestmentCompanyPortfolioTurnover	206.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,225,282
# of Portfolio Holdings	1,540
Portfolio Turnover Rate	206%
Total Net Advisory Fees Paid During the Reporting Period	$5,677
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	74.8%
Corporate Bonds & Notes	48.8%
U.S. Government Agencies	25.8%
Asset-Backed Securities	10.0%
Sovereign Issues	7.0%
Non-Agency Mortgage-Backed Securities	5.0%
Municipal Bonds & Notes	1.4%
Loan Participations and Assignments	0.8%
Preferred Securities	0.3%
Short-Term Instruments	0.6%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	(74.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 1.73% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 1.73% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000035567
Shareholder Report [Line Items]
Fund Name	PIMCO Long Duration Total Return Fund
Class Name	Institutional Class
Trading Symbol	PLRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Long Duration Total Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$219	2.16%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	2.16%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Out of benchmark exposure to securitized strategies contributed to relative performance versus the Bloomberg Long-Term Government/Credit Index (“Index”), as the strategy outperformed like-duration Treasuries.

  Interest rates strategies overall, including duration, curve positioning, and instrument selection contributed to relative performance versus the Index, as the curve steepened.

  Positioning within technology contributed to relative performance versus the Index, as select issuers outperformed.

  Overweight exposure to emerging markets contributed to relative performance versus the Index, as spreads narrowed.

  Positioning within investment grade credit detracted from relative performance versus the Index, as tactical spread beta positioning underperformed.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Government/Credit Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,013,214	$1,003,838	$1,012,264
5/31/16	$1,016,654	$1,004,096	$1,015,544
6/30/16	$1,068,244	$1,022,137	$1,065,482
7/31/16	$1,099,500	$1,028,599	$1,092,705
8/31/16	$1,100,544	$1,027,423	$1,092,428
9/30/16	$1,091,545	$1,026,821	$1,078,683
10/31/16	$1,064,222	$1,018,967	$1,048,096
11/30/16	$996,667	$994,865	$986,947
12/31/16	$1,004,440	$996,268	$994,129
1/31/17	$1,016,280	$998,223	$997,209
2/28/17	$1,038,174	$1,004,932	$1,015,462
3/31/17	$1,035,224	$1,004,405	$1,009,800
4/30/17	$1,052,060	$1,012,156	$1,025,479
5/31/17	$1,073,162	$1,019,947	$1,046,195
6/30/17	$1,083,678	$1,018,920	$1,054,118
7/31/17	$1,088,797	$1,023,305	$1,056,888
8/31/17	$1,111,986	$1,032,484	$1,080,630
9/30/17	$1,103,495	$1,027,566	$1,070,213
10/31/17	$1,107,908	$1,028,161	$1,074,537
11/30/17	$1,114,660	$1,026,841	$1,080,234
12/31/17	$1,132,471	$1,031,554	$1,100,614
1/31/18	$1,112,173	$1,019,674	$1,078,014
2/28/18	$1,079,610	$1,010,008	$1,043,941
3/31/18	$1,096,780	$1,016,485	$1,061,200
4/30/18	$1,076,325	$1,008,925	$1,040,576
5/31/18	$1,085,173	$1,016,126	$1,052,406
6/30/18	$1,084,612	$1,014,876	$1,045,851
7/31/18	$1,088,086	$1,015,117	$1,048,461
8/31/18	$1,097,336	$1,021,649	$1,057,396
9/30/18	$1,081,355	$1,015,070	$1,040,982
10/31/18	$1,048,649	$1,007,049	$1,006,104
11/30/18	$1,053,408	$1,013,060	$1,011,667
12/31/18	$1,088,781	$1,031,671	$1,049,118
1/31/19	$1,110,225	$1,042,627	$1,072,579
2/28/19	$1,107,063	$1,042,023	$1,066,645
3/31/19	$1,159,562	$1,062,032	$1,116,789
4/30/19	$1,153,304	$1,062,304	$1,112,275
5/31/19	$1,202,169	$1,081,161	$1,158,216
6/30/19	$1,228,606	$1,094,739	$1,190,379
7/31/19	$1,240,892	$1,097,147	$1,199,037
8/31/19	$1,332,985	$1,125,576	$1,293,440
9/30/19	$1,308,620	$1,119,581	$1,268,745
10/31/19	$1,304,243	$1,122,953	$1,268,005
11/30/19	$1,307,836	$1,122,381	$1,269,019
12/31/19	$1,290,655	$1,121,599	$1,254,589
1/31/20	$1,364,210	$1,143,184	$1,320,121
2/29/20	$1,417,246	$1,163,759	$1,373,067
3/31/20	$1,357,480	$1,156,911	$1,332,508
4/30/20	$1,421,893	$1,177,476	$1,392,611
5/31/20	$1,427,501	$1,182,959	$1,393,842
6/30/20	$1,460,863	$1,190,410	$1,415,468
7/31/20	$1,536,471	$1,208,191	$1,490,598
8/31/20	$1,482,869	$1,198,439	$1,434,716
9/30/20	$1,487,713	$1,197,782	$1,432,699
10/31/20	$1,460,559	$1,192,434	$1,410,050
11/30/20	$1,514,723	$1,204,134	$1,459,694
12/31/20	$1,519,973	$1,205,794	$1,456,778
1/31/21	$1,488,422	$1,197,148	$1,413,461
2/28/21	$1,427,974	$1,179,861	$1,354,177
3/31/21	$1,370,291	$1,165,128	$1,305,138
4/30/21	$1,402,361	$1,174,333	$1,330,702
5/31/21	$1,407,430	$1,178,169	$1,341,488
6/30/21	$1,461,555	$1,186,447	$1,389,180
7/31/21	$1,505,060	$1,199,713	$1,427,830
8/31/21	$1,502,132	$1,197,429	$1,423,481
9/30/21	$1,469,742	$1,187,061	$1,390,204
10/31/21	$1,488,193	$1,186,734	$1,412,896
11/30/21	$1,510,675	$1,190,245	$1,431,818
12/31/21	$1,496,686	$1,187,200	$1,420,133
1/31/22	$1,436,237	$1,161,622	$1,350,490
2/28/22	$1,399,300	$1,148,663	$1,316,248
3/31/22	$1,343,419	$1,116,751	$1,264,563
4/30/22	$1,224,151	$1,074,373	$1,146,988
5/31/22	$1,207,316	$1,081,300	$1,143,415
6/30/22	$1,166,457	$1,064,336	$1,109,360
7/31/22	$1,207,487	$1,090,343	$1,151,049
8/31/22	$1,161,609	$1,059,533	$1,100,493
9/30/22	$1,068,141	$1,013,755	$1,009,132
10/31/22	$1,023,494	$1,000,624	$971,049
11/30/22	$1,100,785	$1,037,423	$1,049,986
12/31/22	$1,083,830	$1,032,743	$1,035,457
1/31/23	$1,159,948	$1,064,515	$1,103,675
2/28/23	$1,109,666	$1,036,991	$1,048,905
3/31/23	$1,151,476	$1,063,333	$1,095,091
4/30/23	$1,157,638	$1,069,778	$1,102,826
5/31/23	$1,130,210	$1,058,130	$1,072,699
6/30/23	$1,138,472	$1,054,356	$1,080,913
7/31/23	$1,124,704	$1,053,621	$1,069,219
8/31/23	$1,100,244	$1,046,891	$1,044,497
9/30/23	$1,033,769	$1,020,288	$979,579
10/31/23	$987,290	$1,004,186	$935,510
11/30/23	$1,079,739	$1,049,662	$1,027,998
12/31/23	$1,165,978	$1,089,842	$1,109,240
1/31/24	$1,152,975	$1,086,849	$1,092,274
2/29/24	$1,130,627	$1,071,494	$1,065,610
3/31/24	$1,149,748	$1,081,388	$1,082,546
4/30/24	$1,091,260	$1,054,074	$1,023,421
5/31/24	$1,123,582	$1,071,944	$1,052,323
6/30/24	$1,134,708	$1,082,092	$1,063,806
7/31/24	$1,176,424	$1,107,367	$1,099,490
8/31/24	$1,199,245	$1,123,279	$1,122,386
9/30/24	$1,228,335	$1,138,319	$1,148,456
10/31/24	$1,170,860	$1,110,090	$1,094,649
11/30/24	$1,197,859	$1,121,827	$1,116,723
12/31/24	$1,140,416	$1,103,468	$1,063,184
1/31/25	$1,151,368	$1,109,322	$1,067,684
2/28/25	$1,206,474	$1,133,729	$1,113,759
3/31/25	$1,196,417	$1,134,155	$1,101,142
4/30/25	$1,176,357	$1,138,613	$1,088,422
5/31/25	$1,156,265	$1,130,460	$1,069,622
6/30/25	$1,190,591	$1,147,843	$1,099,110
7/31/25	$1,186,755	$1,144,815	$1,093,770
8/31/25	$1,196,547	$1,158,507	$1,099,584
9/30/25	$1,234,616	$1,171,145	$1,133,813
10/31/25	$1,251,441	$1,178,462	$1,144,339
11/30/25	$1,257,488	$1,185,785	$1,149,483
12/31/25	$1,240,350	$1,184,031	$1,133,572
1/31/26	$1,242,955	$1,185,295	$1,131,012
2/28/26	$1,286,893	$1,204,706	$1,167,400
3/31/26	$1,229,897	$1,183,475	$1,125,010

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	2.80%	(2.14%)	2.09%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg Long-Term Government/Credit Index	2.17%	(2.93%)	1.18%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,225,282,000
Holdings Count | Holding	1,540
Advisory Fees Paid, Amount	$ 5,677,000
InvestmentCompanyPortfolioTurnover	206.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,225,282
# of Portfolio Holdings	1,540
Portfolio Turnover Rate	206%
Total Net Advisory Fees Paid During the Reporting Period	$5,677
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	74.8%
Corporate Bonds & Notes	48.8%
U.S. Government Agencies	25.8%
Asset-Backed Securities	10.0%
Sovereign Issues	7.0%
Non-Agency Mortgage-Backed Securities	5.0%
Municipal Bonds & Notes	1.4%
Loan Participations and Assignments	0.8%
Preferred Securities	0.3%
Short-Term Instruments	0.6%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	(74.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 1.73% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 1.73% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000064164
Shareholder Report [Line Items]
Fund Name	PIMCO Long Duration Total Return Fund
Class Name	I-2
Trading Symbol	PLRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Long Duration Total Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$229	2.26%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.26%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Out of benchmark exposure to securitized strategies contributed to relative performance versus the Bloomberg Long-Term Government/Credit Index (“Index”), as the strategy outperformed like-duration Treasuries.

  Interest rates strategies overall, including duration, curve positioning, and instrument selection contributed to relative performance versus the Index, as the curve steepened.

  Positioning within technology contributed to relative performance versus the Index, as select issuers outperformed.

  Overweight exposure to emerging markets contributed to relative performance versus the Index, as spreads narrowed.

  Positioning within investment grade credit detracted from relative performance versus the Index, as tactical spread beta positioning underperformed.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Government/Credit Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,013,128	$1,003,838	$1,012,264
5/31/16	$1,016,484	$1,004,096	$1,015,544
6/30/16	$1,067,980	$1,022,137	$1,065,482
7/31/16	$1,099,137	$1,028,599	$1,092,705
8/31/16	$1,100,089	$1,027,423	$1,092,428
9/30/16	$1,090,999	$1,026,821	$1,078,683
10/31/16	$1,063,603	$1,018,967	$1,048,096
11/30/16	$995,999	$994,865	$986,947
12/31/16	$1,003,677	$996,268	$994,129
1/31/17	$1,015,427	$998,223	$997,209
2/28/17	$1,037,223	$1,004,932	$1,015,462
3/31/17	$1,034,183	$1,004,405	$1,009,800
4/30/17	$1,050,922	$1,012,156	$1,025,479
5/31/17	$1,071,911	$1,019,947	$1,046,195
6/30/17	$1,082,322	$1,018,920	$1,054,118
7/31/17	$1,087,348	$1,023,305	$1,056,888
8/31/17	$1,110,415	$1,032,484	$1,080,630
9/30/17	$1,101,843	$1,027,566	$1,070,213
10/31/17	$1,106,161	$1,028,161	$1,074,537
11/30/17	$1,112,814	$1,026,841	$1,080,234
12/31/17	$1,130,499	$1,031,554	$1,100,614
1/31/18	$1,110,145	$1,019,674	$1,078,014
2/28/18	$1,077,560	$1,010,008	$1,043,941
3/31/18	$1,094,604	$1,016,485	$1,061,200
4/30/18	$1,074,105	$1,008,925	$1,040,576
5/31/18	$1,082,844	$1,016,126	$1,052,406
6/30/18	$1,082,193	$1,014,876	$1,045,851
7/31/18	$1,085,570	$1,015,117	$1,048,461
8/31/18	$1,094,699	$1,021,649	$1,057,396
9/30/18	$1,078,675	$1,015,070	$1,040,982
10/31/18	$1,045,962	$1,007,049	$1,006,104
11/30/18	$1,050,617	$1,013,060	$1,011,667
12/31/18	$1,085,808	$1,031,671	$1,049,118
1/31/19	$1,107,105	$1,042,627	$1,072,579
2/28/19	$1,103,867	$1,042,023	$1,066,645
3/31/19	$1,156,118	$1,062,032	$1,116,789
4/30/19	$1,149,783	$1,062,304	$1,112,275
5/31/19	$1,198,395	$1,081,161	$1,158,216
6/30/19	$1,224,657	$1,094,739	$1,190,379
7/31/19	$1,236,801	$1,097,147	$1,199,037
8/31/19	$1,328,475	$1,125,576	$1,293,440
9/30/19	$1,304,096	$1,119,581	$1,268,745
10/31/19	$1,299,625	$1,122,953	$1,268,005
11/30/19	$1,303,097	$1,122,381	$1,269,019
12/31/19	$1,285,870	$1,121,599	$1,254,589
1/31/20	$1,359,036	$1,143,184	$1,320,121
2/29/20	$1,411,767	$1,163,759	$1,373,067
3/31/20	$1,352,122	$1,156,911	$1,332,508
4/30/20	$1,416,165	$1,177,476	$1,392,611
5/31/20	$1,421,631	$1,182,959	$1,393,842
6/30/20	$1,454,738	$1,190,410	$1,415,468
7/31/20	$1,529,896	$1,208,191	$1,490,598
8/31/20	$1,476,404	$1,198,439	$1,434,716
9/30/20	$1,481,105	$1,197,782	$1,432,699
10/31/20	$1,453,942	$1,192,434	$1,410,050
11/30/20	$1,507,741	$1,204,134	$1,459,694
12/31/20	$1,512,831	$1,205,794	$1,456,778
1/31/21	$1,481,314	$1,197,148	$1,413,461
2/28/21	$1,421,045	$1,179,861	$1,354,177
3/31/21	$1,363,528	$1,165,128	$1,305,138
4/30/21	$1,395,316	$1,174,333	$1,330,702
5/31/21	$1,400,248	$1,178,169	$1,341,488
6/30/21	$1,453,979	$1,186,447	$1,389,180
7/31/21	$1,497,129	$1,199,713	$1,427,830
8/31/21	$1,494,095	$1,197,429	$1,423,481
9/30/21	$1,461,754	$1,187,061	$1,390,204
10/31/21	$1,479,979	$1,186,734	$1,412,896
11/30/21	$1,502,214	$1,190,245	$1,431,818
12/31/21	$1,488,168	$1,187,200	$1,420,133
1/31/22	$1,427,948	$1,161,622	$1,350,490
2/28/22	$1,391,118	$1,148,663	$1,316,248
3/31/22	$1,335,450	$1,116,751	$1,264,563
4/30/22	$1,216,783	$1,074,373	$1,146,988
5/31/22	$1,199,952	$1,081,300	$1,143,415
6/30/22	$1,159,246	$1,064,336	$1,109,360
7/31/22	$1,199,926	$1,090,343	$1,151,049
8/31/22	$1,154,234	$1,059,533	$1,100,493
9/30/22	$1,061,265	$1,013,755	$1,009,132
10/31/22	$1,016,822	$1,000,624	$971,049
11/30/22	$1,093,520	$1,037,423	$1,049,986
12/31/22	$1,076,577	$1,032,743	$1,035,457
1/31/23	$1,152,096	$1,064,515	$1,103,675
2/28/23	$1,102,067	$1,036,991	$1,048,905
3/31/23	$1,143,490	$1,063,333	$1,095,091
4/30/23	$1,149,522	$1,069,778	$1,102,826
5/31/23	$1,122,194	$1,058,130	$1,072,699
6/30/23	$1,130,302	$1,054,356	$1,080,913
7/31/23	$1,116,545	$1,053,621	$1,069,219
8/31/23	$1,092,174	$1,046,891	$1,044,497
9/30/23	$1,026,097	$1,020,288	$979,579
10/31/23	$979,879	$1,004,186	$935,510
11/30/23	$1,071,548	$1,049,662	$1,027,998
12/31/23	$1,157,030	$1,089,842	$1,109,240
1/31/24	$1,144,035	$1,086,849	$1,092,274
2/29/24	$1,121,771	$1,071,494	$1,065,610
3/31/24	$1,140,647	$1,081,388	$1,082,546
4/30/24	$1,082,531	$1,054,074	$1,023,421
5/31/24	$1,114,493	$1,071,944	$1,052,323
6/30/24	$1,125,444	$1,082,092	$1,063,806
7/31/24	$1,166,722	$1,107,367	$1,099,490
8/31/24	$1,189,248	$1,123,279	$1,122,386
9/30/24	$1,218,000	$1,138,319	$1,148,456
10/31/24	$1,160,908	$1,110,090	$1,094,649
11/30/24	$1,187,581	$1,121,827	$1,116,723
12/31/24	$1,130,532	$1,103,468	$1,063,184
1/31/25	$1,141,290	$1,109,322	$1,067,684
2/28/25	$1,195,824	$1,133,729	$1,113,759
3/31/25	$1,185,762	$1,134,155	$1,101,142
4/30/25	$1,165,785	$1,138,613	$1,088,422
5/31/25	$1,145,774	$1,130,460	$1,069,622
6/30/25	$1,179,697	$1,147,843	$1,099,110
7/31/25	$1,175,797	$1,144,815	$1,093,770
8/31/25	$1,185,394	$1,158,507	$1,099,584
9/30/25	$1,223,011	$1,171,145	$1,133,813
10/31/25	$1,239,566	$1,178,462	$1,144,339
11/30/25	$1,245,460	$1,185,785	$1,149,483
12/31/25	$1,228,379	$1,184,031	$1,133,572
1/31/26	$1,230,852	$1,185,295	$1,131,012
2/28/26	$1,274,264	$1,204,706	$1,167,400
3/31/26	$1,217,727	$1,183,475	$1,125,010

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	2.70%	(2.24%)	1.99%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg Long-Term Government/Credit Index	2.17%	(2.93%)	1.18%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,225,282,000
Holdings Count | Holding	1,540
Advisory Fees Paid, Amount	$ 5,677,000
InvestmentCompanyPortfolioTurnover	206.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,225,282
# of Portfolio Holdings	1,540
Portfolio Turnover Rate	206%
Total Net Advisory Fees Paid During the Reporting Period	$5,677
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	74.8%
Corporate Bonds & Notes	48.8%
U.S. Government Agencies	25.8%
Asset-Backed Securities	10.0%
Sovereign Issues	7.0%
Non-Agency Mortgage-Backed Securities	5.0%
Municipal Bonds & Notes	1.4%
Loan Participations and Assignments	0.8%
Preferred Securities	0.3%
Short-Term Instruments	0.6%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	(74.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 1.73% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 1.73% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026572
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term U.S. Government Fund
Class Name	Class A
Trading Symbol	PFGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$409	4.08%

Expenses Paid, Amount	$ 409
Expense Ratio, Percent	4.08%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Out of benchmark exposure to securitized strategies contributed to relative performance versus the Bloomberg US Long-Term Treasury Index (“Index”), as the strategy outperformed like-duration Treasuries.

  U.S. interest rates strategies overall, including duration, curve positioning, and instrument selection contributed to relative performance versus the Index, as the curve steepened.

  Out of benchmark exposure to investment grade credit contributed to relative performance versus the Index, as select issuers outperformed.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Treasury Index
3/31/16	$9,625	$10,000	$10,000
4/30/16	$9,600	$10,038	$9,950
5/31/16	$9,649	$10,041	$10,029
6/30/16	$10,266	$10,221	$10,644
7/31/16	$10,464	$10,286	$10,883
8/31/16	$10,378	$10,274	$10,780
9/30/16	$10,262	$10,268	$10,606
10/31/16	$9,842	$10,190	$10,174
11/30/16	$9,059	$9,949	$9,419
12/31/16	$9,027	$9,963	$9,369
1/31/17	$9,090	$9,982	$9,406
2/28/17	$9,228	$10,049	$9,552
3/31/17	$9,187	$10,044	$9,500
4/30/17	$9,326	$10,122	$9,646
5/31/17	$9,498	$10,199	$9,837
6/30/17	$9,563	$10,189	$9,876
7/31/17	$9,517	$10,233	$9,815
8/31/17	$9,798	$10,325	$10,152
9/30/17	$9,582	$10,276	$9,933
10/31/17	$9,584	$10,282	$9,925
11/30/17	$9,650	$10,268	$9,996
12/31/17	$9,811	$10,316	$10,168
1/31/18	$9,499	$10,197	$9,840
2/28/18	$9,216	$10,100	$9,544
3/31/18	$9,473	$10,165	$9,833
4/30/18	$9,271	$10,089	$9,642
5/31/18	$9,448	$10,161	$9,846
6/30/18	$9,499	$10,149	$9,864
7/31/18	$9,360	$10,151	$9,718
8/31/18	$9,492	$10,216	$9,872
9/30/18	$9,220	$10,151	$9,579
10/31/18	$8,950	$10,070	$9,287
11/30/18	$9,097	$10,131	$9,463
12/31/18	$9,570	$10,317	$9,981
1/31/19	$9,603	$10,426	$10,048
2/28/19	$9,492	$10,420	$9,925
3/31/19	$10,002	$10,620	$10,447
4/30/19	$9,814	$10,623	$10,260
5/31/19	$10,406	$10,812	$10,931
6/30/19	$10,506	$10,947	$11,077
7/31/19	$10,526	$10,971	$11,095
8/31/19	$11,609	$11,256	$12,260
9/30/19	$11,315	$11,196	$11,954
10/31/19	$11,170	$11,230	$11,851
11/30/19	$11,159	$11,224	$11,790
12/31/19	$10,818	$11,216	$11,461
1/31/20	$11,616	$11,432	$12,245
2/29/20	$12,364	$11,638	$13,066
3/31/20	$13,068	$11,569	$13,857
4/30/20	$13,292	$11,775	$14,137
5/31/20	$13,076	$11,830	$13,873
6/30/20	$13,140	$11,904	$13,891
7/31/20	$13,671	$12,082	$14,478
8/31/20	$13,067	$11,984	$13,854
9/30/20	$13,118	$11,978	$13,907
10/31/20	$12,637	$11,924	$13,489
11/30/20	$12,840	$12,041	$13,651
12/31/20	$12,709	$12,058	$13,490
1/31/21	$12,328	$11,971	$13,003
2/28/21	$11,673	$11,799	$12,279
3/31/21	$11,082	$11,651	$11,667
4/30/21	$11,353	$11,743	$11,938
5/31/21	$11,325	$11,782	$11,992
6/30/21	$11,764	$11,864	$12,421
7/31/21	$12,205	$11,997	$12,874
8/31/21	$12,155	$11,974	$12,847
9/30/21	$11,806	$11,871	$12,479
10/31/21	$11,991	$11,867	$12,711
11/30/21	$12,283	$11,902	$13,048
12/31/21	$12,089	$11,872	$12,863
1/31/22	$11,631	$11,616	$12,331
2/28/22	$11,465	$11,487	$12,150
3/31/22	$10,873	$11,168	$11,502
4/30/22	$9,920	$10,744	$10,479
5/31/22	$9,733	$10,813	$10,281
6/30/22	$9,568	$10,643	$10,129
7/31/22	$9,834	$10,903	$10,399
8/31/22	$9,373	$10,595	$9,939
9/30/22	$8,641	$10,138	$9,154
10/31/22	$8,179	$10,006	$8,646
11/30/22	$8,767	$10,374	$9,257
12/31/22	$8,558	$10,327	$9,100
1/31/23	$9,148	$10,645	$9,683
2/28/23	$8,728	$10,370	$9,224
3/31/23	$9,118	$10,633	$9,661
4/30/23	$9,159	$10,698	$9,711
5/31/23	$8,906	$10,581	$9,440
6/30/23	$8,916	$10,544	$9,438
7/31/23	$8,726	$10,536	$9,234
8/31/23	$8,490	$10,469	$8,976
9/30/23	$7,876	$10,203	$8,322
10/31/23	$7,481	$10,042	$7,911
11/30/23	$8,158	$10,497	$8,635
12/31/23	$8,830	$10,898	$9,379
1/31/24	$8,688	$10,868	$9,172
2/29/24	$8,481	$10,715	$8,963
3/31/24	$8,581	$10,814	$9,073
4/30/24	$8,069	$10,541	$8,520
5/31/24	$8,301	$10,719	$8,764
6/30/24	$8,428	$10,821	$8,908
7/31/24	$8,729	$11,074	$9,227
8/31/24	$8,900	$11,233	$9,415
9/30/24	$9,087	$11,383	$9,605
10/31/24	$8,608	$11,101	$9,105
11/30/24	$8,776	$11,218	$9,270
12/31/24	$8,302	$11,035	$8,777
1/31/25	$8,362	$11,093	$8,814
2/28/25	$8,797	$11,337	$9,270
3/31/25	$8,725	$11,342	$9,188
4/30/25	$8,611	$11,386	$9,088
5/31/25	$8,372	$11,305	$8,827
6/30/25	$8,582	$11,478	$9,047
7/31/25	$8,521	$11,448	$8,966
8/31/25	$8,566	$11,585	$8,995
9/30/25	$8,820	$11,711	$9,272
10/31/25	$8,942	$11,785	$9,391
11/30/25	$8,984	$11,858	$9,431
12/31/25	$8,806	$11,840	$9,268
1/31/26	$8,811	$11,853	$9,225
2/28/26	$9,164	$12,047	$9,612
3/31/26	$8,776	$11,835	$9,230

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	0.58%	(4.56%)	(0.92%)
Class A (including sales charge)	(3.19%)	(5.28%)	(1.30%)
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg Long-Term Treasury Index	0.47%	(4.58%)	(0.80%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 725,428,000
Holdings Count | Holding	333
Advisory Fees Paid, Amount	$ 1,767,000
InvestmentCompanyPortfolioTurnover	142.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$725,428
# of Portfolio Holdings	333
Portfolio Turnover Rate	142%
Total Net Advisory Fees Paid During the Reporting Period	$1,767
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	169.2%
U.S. Government Agencies	27.3%
Non-Agency Mortgage-Backed Securities	3.4%
Asset-Backed Securities	2.0%
Corporate Bonds & Notes	1.5%
Short-Term Instruments	0.4%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(103.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Change to Principal Investment Strategies. Effective May 21, 2025, the Fund’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar denominated securities of U.S. issuers that are rated at least A by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may only invest up to 10% of its total assets in securities rated A by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in securities rated Aa by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. For the avoidance of doubt, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to these limits.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.
Material Fund Change Strategies [Text Block]

Change to Principal Investment Strategies. Effective May 21, 2025, the Fund’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar denominated securities of U.S. issuers that are rated at least A by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may only invest up to 10% of its total assets in securities rated A by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in securities rated Aa by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. For the avoidance of doubt, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to these limits.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026574
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term U.S. Government Fund
Class Name	Class C
Trading Symbol	PFGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$482	4.83%

Expenses Paid, Amount	$ 482
Expense Ratio, Percent	4.83%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Out of benchmark exposure to securitized strategies contributed to relative performance versus the Bloomberg US Long-Term Treasury Index (“Index”), as the strategy outperformed like-duration Treasuries.

  U.S. interest rates strategies overall, including duration, curve positioning, and instrument selection contributed to relative performance versus the Index, as the curve steepened.

  Out of benchmark exposure to investment grade credit contributed to relative performance versus the Index, as select issuers outperformed.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Treasury Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$9,968	$10,038	$9,950
5/31/16	$10,012	$10,041	$10,029
6/30/16	$10,646	$10,221	$10,644
7/31/16	$10,845	$10,286	$10,883
8/31/16	$10,749	$10,274	$10,780
9/30/16	$10,622	$10,268	$10,606
10/31/16	$10,181	$10,190	$10,174
11/30/16	$9,365	$9,949	$9,419
12/31/16	$9,326	$9,963	$9,369
1/31/17	$9,385	$9,982	$9,406
2/28/17	$9,522	$10,049	$9,552
3/31/17	$9,473	$10,044	$9,500
4/30/17	$9,611	$10,122	$9,646
5/31/17	$9,782	$10,199	$9,837
6/30/17	$9,842	$10,189	$9,876
7/31/17	$9,790	$10,233	$9,815
8/31/17	$10,072	$10,325	$10,152
9/30/17	$9,844	$10,276	$9,933
10/31/17	$9,840	$10,282	$9,925
11/30/17	$9,901	$10,268	$9,996
12/31/17	$10,060	$10,316	$10,168
1/31/18	$9,734	$10,197	$9,840
2/28/18	$9,439	$10,100	$9,544
3/31/18	$9,695	$10,165	$9,833
4/30/18	$9,483	$10,089	$9,642
5/31/18	$9,658	$10,161	$9,846
6/30/18	$9,704	$10,149	$9,864
7/31/18	$9,556	$10,151	$9,718
8/31/18	$9,684	$10,216	$9,872
9/30/18	$9,401	$10,151	$9,579
10/31/18	$9,121	$10,070	$9,287
11/30/18	$9,264	$10,131	$9,463
12/31/18	$9,740	$10,317	$9,981
1/31/19	$9,767	$10,426	$10,048
2/28/19	$9,649	$10,420	$9,925
3/31/19	$10,161	$10,620	$10,447
4/30/19	$9,964	$10,623	$10,260
5/31/19	$10,558	$10,812	$10,931
6/30/19	$10,654	$10,947	$11,077
7/31/19	$10,667	$10,971	$11,095
8/31/19	$11,757	$11,256	$12,260
9/30/19	$11,453	$11,196	$11,954
10/31/19	$11,299	$11,230	$11,851
11/30/19	$11,281	$11,224	$11,790
12/31/19	$10,929	$11,216	$11,461
1/31/20	$11,728	$11,432	$12,245
2/29/20	$12,476	$11,638	$13,066
3/31/20	$13,179	$11,569	$13,857
4/30/20	$13,397	$11,775	$14,137
5/31/20	$13,171	$11,830	$13,873
6/30/20	$13,227	$11,904	$13,891
7/31/20	$13,752	$12,082	$14,478
8/31/20	$13,137	$11,984	$13,854
9/30/20	$13,180	$11,978	$13,907
10/31/20	$12,688	$11,924	$13,489
11/30/20	$12,884	$12,041	$13,651
12/31/20	$12,744	$12,058	$13,490
1/31/21	$12,354	$11,971	$13,003
2/28/21	$11,691	$11,799	$12,279
3/31/21	$11,092	$11,651	$11,667
4/30/21	$11,356	$11,743	$11,938
5/31/21	$11,321	$11,782	$11,992
6/30/21	$11,753	$11,864	$12,421
7/31/21	$12,186	$11,997	$12,874
8/31/21	$12,128	$11,974	$12,847
9/30/21	$11,772	$11,871	$12,479
10/31/21	$11,950	$11,867	$12,711
11/30/21	$12,234	$11,902	$13,048
12/31/21	$12,032	$11,872	$12,863
1/31/22	$11,569	$11,616	$12,331
2/28/22	$11,398	$11,487	$12,150
3/31/22	$10,802	$11,168	$11,502
4/30/22	$9,849	$10,744	$10,479
5/31/22	$9,658	$10,813	$10,281
6/30/22	$9,488	$10,643	$10,129
7/31/22	$9,746	$10,903	$10,399
8/31/22	$9,283	$10,595	$9,939
9/30/22	$8,551	$10,138	$9,154
10/31/22	$8,089	$10,006	$8,646
11/30/22	$8,666	$10,374	$9,257
12/31/22	$8,453	$10,327	$9,100
1/31/23	$9,031	$10,645	$9,683
2/28/23	$8,611	$10,370	$9,224
3/31/23	$8,990	$10,633	$9,661
4/30/23	$9,025	$10,698	$9,711
5/31/23	$8,771	$10,581	$9,440
6/30/23	$8,774	$10,544	$9,438
7/31/23	$8,582	$10,536	$9,234
8/31/23	$8,345	$10,469	$8,976
9/30/23	$7,736	$10,203	$8,322
10/31/23	$7,344	$10,042	$7,911
11/30/23	$8,004	$10,497	$8,635
12/31/23	$8,657	$10,898	$9,379
1/31/24	$8,513	$10,868	$9,172
2/29/24	$8,305	$10,715	$8,963
3/31/24	$8,398	$10,814	$9,073
4/30/24	$7,892	$10,541	$8,520
5/31/24	$8,113	$10,719	$8,764
6/30/24	$8,233	$10,821	$8,908
7/31/24	$8,522	$11,074	$9,227
8/31/24	$8,682	$11,233	$9,415
9/30/24	$8,859	$11,383	$9,605
10/31/24	$8,388	$11,101	$9,105
11/30/24	$8,545	$11,218	$9,270
12/31/24	$8,079	$11,035	$8,777
1/31/25	$8,132	$11,093	$8,814
2/28/25	$8,550	$11,337	$9,270
3/31/25	$8,476	$11,342	$9,188
4/30/25	$8,359	$11,386	$9,088
5/31/25	$8,122	$11,305	$8,827
6/30/25	$8,321	$11,478	$9,047
7/31/25	$8,256	$11,448	$8,966
8/31/25	$8,295	$11,585	$8,995
9/30/25	$8,535	$11,711	$9,272
10/31/25	$8,648	$11,785	$9,391
11/30/25	$8,684	$11,858	$9,431
12/31/25	$8,505	$11,840	$9,268
1/31/26	$8,505	$11,853	$9,225
2/28/26	$8,841	$12,047	$9,612
3/31/26	$8,462	$11,835	$9,230

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	(0.16%)	(5.27%)	(1.66%)
Class C (including sales charge)	(1.13%)	(5.27%)	(1.66%)
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg Long-Term Treasury Index	0.47%	(4.58%)	(0.80%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 725,428,000
Holdings Count | Holding	333
Advisory Fees Paid, Amount	$ 1,767,000
InvestmentCompanyPortfolioTurnover	142.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$725,428
# of Portfolio Holdings	333
Portfolio Turnover Rate	142%
Total Net Advisory Fees Paid During the Reporting Period	$1,767
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	169.2%
U.S. Government Agencies	27.3%
Non-Agency Mortgage-Backed Securities	3.4%
Asset-Backed Securities	2.0%
Corporate Bonds & Notes	1.5%
Short-Term Instruments	0.4%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(103.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Change to Principal Investment Strategies. Effective May 21, 2025, the Fund’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar denominated securities of U.S. issuers that are rated at least A by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may only invest up to 10% of its total assets in securities rated A by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in securities rated Aa by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. For the avoidance of doubt, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to these limits.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.
Material Fund Change Strategies [Text Block]

Change to Principal Investment Strategies. Effective May 21, 2025, the Fund’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar denominated securities of U.S. issuers that are rated at least A by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may only invest up to 10% of its total assets in securities rated A by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in securities rated Aa by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. For the avoidance of doubt, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to these limits.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026570
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term U.S. Government Fund
Class Name	Institutional Class
Trading Symbol	PGOVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$374	3.73%

Expenses Paid, Amount	$ 374
Expense Ratio, Percent	3.73%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Out of benchmark exposure to securitized strategies contributed to relative performance versus the Bloomberg US Long-Term Treasury Index (“Index”), as the strategy outperformed like-duration Treasuries.

  U.S. interest rates strategies overall, including duration, curve positioning, and instrument selection contributed to relative performance versus the Index, as the curve steepened.

  Out of benchmark exposure to investment grade credit contributed to relative performance versus the Index, as select issuers outperformed.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Treasury Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$997,701	$1,003,838	$994,994
5/31/16	$1,003,051	$1,004,096	$1,002,886
6/30/16	$1,067,490	$1,022,137	$1,064,447
7/31/16	$1,088,454	$1,028,599	$1,088,319
8/31/16	$1,079,829	$1,027,423	$1,077,990
9/30/16	$1,068,072	$1,026,821	$1,060,635
10/31/16	$1,024,648	$1,018,967	$1,017,374
11/30/16	$943,454	$994,865	$941,895
12/31/16	$940,402	$996,268	$936,878
1/31/17	$947,217	$998,223	$940,563
2/28/17	$961,853	$1,004,932	$955,219
3/31/17	$957,857	$1,004,405	$949,950
4/30/17	$972,660	$1,012,156	$964,611
5/31/17	$990,804	$1,019,947	$983,687
6/30/17	$997,911	$1,018,920	$987,602
7/31/17	$993,456	$1,023,305	$981,500
8/31/17	$1,023,049	$1,032,484	$1,015,210
9/30/17	$1,000,832	$1,027,566	$993,282
10/31/17	$1,001,321	$1,028,161	$992,533
11/30/17	$1,008,446	$1,026,841	$999,648
12/31/17	$1,025,652	$1,031,554	$1,016,808
1/31/18	$993,262	$1,019,674	$983,973
2/28/18	$963,989	$1,010,008	$954,425
3/31/18	$991,112	$1,016,485	$983,318
4/30/18	$970,229	$1,008,925	$964,203
5/31/18	$989,039	$1,016,126	$984,602
6/30/18	$994,691	$1,014,876	$986,353
7/31/18	$980,389	$1,015,117	$971,838
8/31/18	$994,585	$1,021,649	$987,161
9/30/18	$966,320	$1,015,070	$957,919
10/31/18	$938,347	$1,007,049	$928,738
11/30/18	$954,046	$1,013,060	$946,313
12/31/18	$1,003,930	$1,031,671	$998,090
1/31/19	$1,007,624	$1,042,627	$1,004,790
2/28/19	$996,331	$1,042,023	$992,510
3/31/19	$1,050,099	$1,062,032	$1,044,670
4/30/19	$1,030,712	$1,062,304	$1,025,965
5/31/19	$1,093,170	$1,081,161	$1,093,100
6/30/19	$1,104,005	$1,094,739	$1,107,693
7/31/19	$1,106,344	$1,097,147	$1,109,467
8/31/19	$1,220,622	$1,125,576	$1,225,957
9/30/19	$1,190,024	$1,119,581	$1,195,376
10/31/19	$1,175,126	$1,122,953	$1,185,107
11/30/19	$1,174,256	$1,122,381	$1,178,985
12/31/19	$1,138,729	$1,121,599	$1,146,080
1/31/20	$1,223,107	$1,143,184	$1,224,531
2/29/20	$1,302,166	$1,163,759	$1,306,582
3/31/20	$1,376,738	$1,156,911	$1,385,661
4/30/20	$1,400,709	$1,177,476	$1,413,695
5/31/20	$1,378,368	$1,182,959	$1,387,305
6/30/20	$1,385,465	$1,190,410	$1,389,102
7/31/20	$1,441,879	$1,208,191	$1,447,803
8/31/20	$1,378,654	$1,198,439	$1,385,382
9/30/20	$1,384,409	$1,197,782	$1,390,712
10/31/20	$1,334,040	$1,192,434	$1,348,859
11/30/20	$1,355,799	$1,204,134	$1,365,051
12/31/20	$1,342,472	$1,205,794	$1,348,969
1/31/21	$1,302,511	$1,197,148	$1,300,299
2/28/21	$1,233,673	$1,179,861	$1,227,908
3/31/21	$1,171,554	$1,165,128	$1,166,693
4/30/21	$1,200,627	$1,174,333	$1,193,844
5/31/21	$1,197,946	$1,178,169	$1,199,223
6/30/21	$1,244,796	$1,186,447	$1,242,092
7/31/21	$1,291,798	$1,199,713	$1,287,399
8/31/21	$1,286,868	$1,197,429	$1,284,690
9/30/21	$1,250,280	$1,187,061	$1,247,910
10/31/21	$1,270,291	$1,186,734	$1,271,111
11/30/21	$1,301,604	$1,190,245	$1,304,848
12/31/21	$1,281,424	$1,187,200	$1,286,293
1/31/22	$1,233,242	$1,161,622	$1,233,059
2/28/22	$1,215,972	$1,148,663	$1,215,034
3/31/22	$1,153,515	$1,116,751	$1,150,169
4/30/22	$1,052,752	$1,074,373	$1,047,893
5/31/22	$1,033,220	$1,081,300	$1,028,064
6/30/22	$1,015,986	$1,064,336	$1,012,903
7/31/22	$1,044,547	$1,090,343	$1,039,928
8/31/22	$995,891	$1,059,533	$993,892
9/30/22	$918,322	$1,013,755	$915,378
10/31/22	$869,484	$1,000,624	$864,587
11/30/22	$932,277	$1,037,423	$925,729
12/31/22	$910,337	$1,032,743	$909,982
1/31/23	$973,375	$1,064,515	$968,311
2/28/23	$928,949	$1,036,991	$922,379
3/31/23	$970,729	$1,063,333	$966,101
4/30/23	$975,342	$1,069,778	$971,135
5/31/23	$948,779	$1,058,130	$943,992
6/30/23	$950,074	$1,054,356	$943,836
7/31/23	$930,083	$1,053,621	$923,375
8/31/23	$905,233	$1,046,891	$897,629
9/30/23	$839,967	$1,020,288	$832,153
10/31/23	$798,136	$1,004,186	$791,088
11/30/23	$870,599	$1,049,662	$863,522
12/31/23	$942,562	$1,089,842	$937,858
1/31/24	$927,708	$1,086,849	$917,209
2/29/24	$905,802	$1,071,494	$896,275
3/31/24	$916,801	$1,081,388	$907,317
4/30/24	$862,286	$1,054,074	$852,043
5/31/24	$887,395	$1,071,944	$876,383
6/30/24	$901,236	$1,082,092	$890,850
7/31/24	$933,706	$1,107,367	$922,692
8/31/24	$952,264	$1,123,279	$941,483
9/30/24	$972,496	$1,138,319	$960,524
10/31/24	$921,602	$1,110,090	$910,521
11/30/24	$939,767	$1,121,827	$927,050
12/31/24	$889,349	$1,103,468	$877,728
1/31/25	$896,017	$1,109,322	$881,381
2/28/25	$942,887	$1,133,729	$927,006
3/31/25	$935,465	$1,134,155	$918,759
4/30/25	$923,407	$1,138,613	$908,760
5/31/25	$898,124	$1,130,460	$882,669
6/30/25	$920,845	$1,147,843	$904,729
7/31/25	$914,592	$1,144,815	$896,582
8/31/25	$919,735	$1,158,507	$899,479
9/30/25	$947,214	$1,171,145	$927,232
10/31/25	$960,618	$1,178,462	$939,110
11/30/25	$965,434	$1,185,785	$943,094
12/31/25	$946,541	$1,184,031	$926,809
1/31/26	$947,423	$1,185,295	$922,460
2/28/26	$985,605	$1,204,706	$961,162
3/31/26	$944,202	$1,183,475	$923,033

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	0.93%	(4.22%)	(0.57%)
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg Long-Term Treasury Index	0.47%	(4.58%)	(0.80%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 725,428,000
Holdings Count | Holding	333
Advisory Fees Paid, Amount	$ 1,767,000
InvestmentCompanyPortfolioTurnover	142.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$725,428
# of Portfolio Holdings	333
Portfolio Turnover Rate	142%
Total Net Advisory Fees Paid During the Reporting Period	$1,767
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	169.2%
U.S. Government Agencies	27.3%
Non-Agency Mortgage-Backed Securities	3.4%
Asset-Backed Securities	2.0%
Corporate Bonds & Notes	1.5%
Short-Term Instruments	0.4%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(103.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Change to Principal Investment Strategies. Effective May 21, 2025, the Fund’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar denominated securities of U.S. issuers that are rated at least A by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may only invest up to 10% of its total assets in securities rated A by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in securities rated Aa by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. For the avoidance of doubt, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to these limits.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.
Material Fund Change Strategies [Text Block]

Change to Principal Investment Strategies. Effective May 21, 2025, the Fund’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar denominated securities of U.S. issuers that are rated at least A by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may only invest up to 10% of its total assets in securities rated A by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in securities rated Aa by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. For the avoidance of doubt, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to these limits.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000064142
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term U.S. Government Fund
Class Name	I-2
Trading Symbol	PLTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$384	3.83%

Expenses Paid, Amount	$ 384
Expense Ratio, Percent	3.83%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Out of benchmark exposure to securitized strategies contributed to relative performance versus the Bloomberg US Long-Term Treasury Index (“Index”), as the strategy outperformed like-duration Treasuries.

  U.S. interest rates strategies overall, including duration, curve positioning, and instrument selection contributed to relative performance versus the Index, as the curve steepened.

  Out of benchmark exposure to investment grade credit contributed to relative performance versus the Index, as select issuers outperformed.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Treasury Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$997,616	$1,003,838	$994,994
5/31/16	$1,002,876	$1,004,096	$1,002,886
6/30/16	$1,067,221	$1,022,137	$1,064,447
7/31/16	$1,088,087	$1,028,599	$1,088,319
8/31/16	$1,079,375	$1,027,423	$1,077,990
9/30/16	$1,067,529	$1,026,821	$1,060,635
10/31/16	$1,024,038	$1,018,967	$1,017,374
11/30/16	$942,809	$994,865	$941,895
12/31/16	$939,649	$996,268	$936,878
1/31/17	$946,379	$998,223	$940,563
2/28/17	$960,929	$1,004,932	$955,219
3/31/17	$956,853	$1,004,405	$949,950
4/30/17	$971,568	$1,012,156	$964,611
5/31/17	$989,610	$1,019,947	$983,687
6/30/17	$996,622	$1,018,920	$987,602
7/31/17	$992,095	$1,023,305	$981,500
8/31/17	$1,021,562	$1,032,484	$1,015,210
9/30/17	$999,290	$1,027,566	$993,282
10/31/17	$999,693	$1,028,161	$992,533
11/30/17	$1,006,723	$1,026,841	$999,648
12/31/17	$1,023,810	$1,031,554	$1,016,808
1/31/18	$991,398	$1,019,674	$983,973
2/28/18	$962,107	$1,010,008	$954,425
3/31/18	$989,092	$1,016,485	$983,318
4/30/18	$968,175	$1,008,925	$964,203
5/31/18	$986,864	$1,016,126	$984,602
6/30/18	$992,421	$1,014,876	$986,353
7/31/18	$978,074	$1,015,117	$971,838
8/31/18	$992,145	$1,021,649	$987,161
9/30/18	$963,879	$1,015,070	$957,919
10/31/18	$935,884	$1,007,049	$928,738
11/30/18	$951,457	$1,013,060	$946,313
12/31/18	$1,001,098	$1,031,671	$998,090
1/31/19	$1,004,711	$1,042,627	$1,004,790
2/28/19	$993,366	$1,042,023	$992,510
3/31/19	$1,046,888	$1,062,032	$1,044,670
4/30/19	$1,027,477	$1,062,304	$1,025,965
5/31/19	$1,089,646	$1,081,161	$1,093,100
6/30/19	$1,100,366	$1,094,739	$1,107,693
7/31/19	$1,102,605	$1,097,147	$1,109,467
8/31/19	$1,216,390	$1,125,576	$1,225,957
9/30/19	$1,185,811	$1,119,581	$1,195,376
10/31/19	$1,170,866	$1,122,953	$1,185,107
11/30/19	$1,169,899	$1,122,381	$1,178,985
12/31/19	$1,134,413	$1,121,599	$1,146,080
1/31/20	$1,218,369	$1,143,184	$1,224,531
2/29/20	$1,297,028	$1,163,759	$1,306,582
3/31/20	$1,371,206	$1,156,911	$1,385,661
4/30/20	$1,394,961	$1,177,476	$1,413,695
5/31/20	$1,372,594	$1,182,959	$1,387,305
6/30/20	$1,379,545	$1,190,410	$1,389,102
7/31/20	$1,435,597	$1,208,191	$1,447,803
8/31/20	$1,372,543	$1,198,439	$1,385,382
9/30/20	$1,378,159	$1,197,782	$1,390,712
10/31/20	$1,327,900	$1,192,434	$1,348,859
11/30/20	$1,349,451	$1,204,134	$1,365,051
12/31/20	$1,336,062	$1,205,794	$1,348,969
1/31/21	$1,296,191	$1,197,148	$1,300,299
2/28/21	$1,227,592	$1,179,861	$1,227,908
3/31/21	$1,165,677	$1,165,128	$1,166,693
4/30/21	$1,194,501	$1,174,333	$1,193,844
5/31/21	$1,191,739	$1,178,169	$1,199,223
6/30/21	$1,238,246	$1,186,447	$1,242,092
7/31/21	$1,284,891	$1,199,713	$1,287,399
8/31/21	$1,279,881	$1,197,429	$1,284,690
9/30/21	$1,243,376	$1,187,061	$1,247,910
10/31/21	$1,263,182	$1,186,734	$1,271,111
11/30/21	$1,294,214	$1,190,245	$1,304,848
12/31/21	$1,274,031	$1,187,200	$1,286,293
1/31/22	$1,226,032	$1,161,622	$1,233,059
2/28/22	$1,208,772	$1,148,663	$1,215,034
3/31/22	$1,146,587	$1,116,751	$1,150,169
4/30/22	$1,046,339	$1,074,373	$1,047,893
5/31/22	$1,026,841	$1,081,300	$1,028,064
6/30/22	$1,009,631	$1,064,336	$1,012,903
7/31/22	$1,037,928	$1,090,343	$1,039,928
8/31/22	$989,495	$1,059,533	$993,892
9/30/22	$912,341	$1,013,755	$915,378
10/31/22	$863,750	$1,000,624	$864,587
11/30/22	$926,057	$1,037,423	$925,729
12/31/22	$904,179	$1,032,743	$909,982
1/31/23	$966,714	$1,064,515	$968,311
2/28/23	$922,520	$1,036,991	$922,379
3/31/23	$963,921	$1,063,333	$966,101
4/30/23	$968,427	$1,069,778	$971,135
5/31/23	$941,970	$1,058,130	$943,992
6/30/23	$943,174	$1,054,356	$943,836
7/31/23	$923,258	$1,053,621	$923,375
8/31/23	$898,516	$1,046,891	$897,629
9/30/23	$833,661	$1,020,288	$832,153
10/31/23	$792,076	$1,004,186	$791,088
11/30/23	$863,923	$1,049,662	$863,522
12/31/23	$935,254	$1,089,842	$937,858
1/31/24	$920,445	$1,086,849	$917,209
2/29/24	$898,640	$1,071,494	$896,275
3/31/24	$909,475	$1,081,388	$907,317
4/30/24	$855,323	$1,054,074	$852,043
5/31/24	$880,150	$1,071,944	$876,383
6/30/24	$893,808	$1,082,092	$890,850
7/31/24	$925,934	$1,107,367	$922,692
8/31/24	$944,251	$1,123,279	$941,483
9/30/24	$964,240	$1,138,319	$960,524
10/31/24	$913,697	$1,110,090	$910,521
11/30/24	$931,628	$1,121,827	$927,050
12/31/24	$881,569	$1,103,468	$877,728
1/31/25	$888,103	$1,109,322	$881,381
2/28/25	$934,489	$1,133,729	$927,006
3/31/25	$927,056	$1,134,155	$918,759
4/30/25	$915,033	$1,138,613	$908,760
5/31/25	$889,902	$1,130,460	$882,669
6/30/25	$912,344	$1,147,843	$904,729
7/31/25	$906,072	$1,144,815	$896,582
8/31/25	$911,087	$1,158,507	$899,479
9/30/25	$938,233	$1,171,145	$927,232
10/31/25	$951,424	$1,178,462	$939,110
11/30/25	$956,123	$1,185,785	$943,094
12/31/25	$937,329	$1,184,031	$926,809
1/31/26	$938,122	$1,185,295	$922,460
2/28/26	$975,855	$1,204,706	$961,162
3/31/26	$934,784	$1,183,475	$923,033

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	0.83%	(4.32%)	(0.67%)
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg Long-Term Treasury Index	0.47%	(4.58%)	(0.80%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 725,428,000
Holdings Count | Holding	333
Advisory Fees Paid, Amount	$ 1,767,000
InvestmentCompanyPortfolioTurnover	142.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$725,428
# of Portfolio Holdings	333
Portfolio Turnover Rate	142%
Total Net Advisory Fees Paid During the Reporting Period	$1,767
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	169.2%
U.S. Government Agencies	27.3%
Non-Agency Mortgage-Backed Securities	3.4%
Asset-Backed Securities	2.0%
Corporate Bonds & Notes	1.5%
Short-Term Instruments	0.4%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(103.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Change to Principal Investment Strategies. Effective May 21, 2025, the Fund’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar denominated securities of U.S. issuers that are rated at least A by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may only invest up to 10% of its total assets in securities rated A by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in securities rated Aa by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. For the avoidance of doubt, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to these limits.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.
Material Fund Change Strategies [Text Block]

Change to Principal Investment Strategies. Effective May 21, 2025, the Fund’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar denominated securities of U.S. issuers that are rated at least A by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may only invest up to 10% of its total assets in securities rated A by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in securities rated Aa by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. For the avoidance of doubt, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to these limits.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000073751
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Opportunities Fund
Class Name	Class A
Trading Symbol	ATMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Opportunities Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.96%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.S. duration in the short and intermediate portions and short exposure to U.S. duration in the long end of the U.S. yield curve contributed to performance, as interest rates fell across the short and intermediate portions and rose in the long end of the U.S. yield curve.

  Long exposure to Australian duration detracted from performance, as interest rates rose across the intermediate portion of the Australian yield curve.

  Short exposure to the New Taiwan dollar detracted from performance, as the New Taiwan dollar appreciated versus the U.S. dollar.

  Short exposure to the Swiss Franc detracted from performance, as the Swiss Franc appreciated versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate 1-3 Years Index
3/31/16	$9,621	$10,000	$10,000
4/30/16	$9,756	$10,038	$10,014
5/31/16	$9,793	$10,041	$10,008
6/30/16	$9,713	$10,221	$10,068
7/31/16	$9,797	$10,286	$10,070
8/31/16	$9,844	$10,274	$10,059
9/30/16	$9,980	$10,268	$10,071
10/31/16	$10,047	$10,190	$10,068
11/30/16	$9,900	$9,949	$10,027
12/31/16	$10,079	$9,963	$10,033
1/31/17	$10,225	$9,982	$10,052
2/28/17	$10,330	$10,049	$10,068
3/31/17	$10,399	$10,044	$10,074
4/30/17	$10,497	$10,122	$10,093
5/31/17	$10,558	$10,199	$10,110
6/30/17	$10,592	$10,189	$10,106
7/31/17	$10,642	$10,233	$10,132
8/31/17	$10,713	$10,325	$10,153
9/30/17	$10,766	$10,276	$10,140
10/31/17	$10,777	$10,282	$10,138
11/30/17	$10,831	$10,268	$10,117
12/31/17	$10,828	$10,316	$10,120
1/31/18	$10,928	$10,197	$10,093
2/28/18	$10,974	$10,100	$10,083
3/31/18	$11,002	$10,165	$10,099
4/30/18	$11,026	$10,089	$10,089
5/31/18	$11,068	$10,161	$10,127
6/30/18	$11,080	$10,149	$10,128
7/31/18	$11,131	$10,151	$10,134
8/31/18	$11,128	$10,216	$10,169
9/30/18	$11,122	$10,151	$10,162
10/31/18	$11,153	$10,070	$10,173
11/30/18	$11,144	$10,131	$10,203
12/31/18	$11,169	$10,317	$10,282
1/31/19	$11,289	$10,426	$10,323
2/28/19	$11,339	$10,420	$10,339
3/31/19	$11,385	$10,620	$10,407
4/30/19	$11,454	$10,623	$10,430
5/31/19	$11,473	$10,812	$10,504
6/30/19	$11,520	$10,947	$10,562
7/31/19	$11,514	$10,971	$10,558
8/31/19	$11,410	$11,256	$10,641
9/30/19	$11,422	$11,196	$10,636
10/31/19	$11,510	$11,230	$10,672
11/30/19	$11,566	$11,224	$10,673
12/31/19	$11,705	$11,216	$10,697
1/31/20	$11,694	$11,432	$10,757
2/29/20	$11,681	$11,638	$10,845
3/31/20	$11,247	$11,569	$10,889
4/30/20	$11,435	$11,775	$10,948
5/31/20	$11,593	$11,830	$10,969
6/30/20	$11,744	$11,904	$10,984
7/31/20	$11,819	$12,082	$11,001
8/31/20	$11,883	$11,984	$11,003
9/30/20	$11,903	$11,978	$11,002
10/31/20	$11,957	$11,924	$11,001
11/30/20	$12,078	$12,041	$11,012
12/31/20	$12,162	$12,058	$11,027
1/31/21	$12,192	$11,971	$11,031
2/28/21	$12,201	$11,799	$11,024
3/31/21	$12,177	$11,651	$11,018
4/30/21	$12,208	$11,743	$11,027
5/31/21	$12,238	$11,782	$11,040
6/30/21	$12,213	$11,864	$11,024
7/31/21	$12,242	$11,997	$11,043
8/31/21	$12,236	$11,974	$11,043
9/30/21	$12,210	$11,871	$11,034
10/31/21	$12,105	$11,867	$10,998
11/30/21	$12,123	$11,902	$10,989
12/31/21	$12,165	$11,872	$10,972
1/31/22	$12,091	$11,616	$10,894
2/28/22	$11,998	$11,487	$10,845
3/31/22	$11,781	$11,168	$10,697
4/30/22	$11,577	$10,744	$10,638
5/31/22	$11,620	$10,813	$10,703
6/30/22	$11,429	$10,643	$10,629
7/31/22	$11,623	$10,903	$10,686
8/31/22	$11,418	$10,595	$10,600
9/30/22	$11,180	$10,138	$10,470
10/31/22	$11,189	$10,006	$10,456
11/30/22	$11,355	$10,374	$10,543
12/31/22	$11,385	$10,327	$10,564
1/31/23	$11,562	$10,645	$10,650
2/28/23	$11,476	$10,370	$10,570
3/31/23	$11,563	$10,633	$10,723
4/30/23	$11,603	$10,698	$10,760
5/31/23	$11,593	$10,581	$10,728
6/30/23	$11,617	$10,544	$10,685
7/31/23	$11,717	$10,536	$10,730
8/31/23	$11,738	$10,469	$10,770
9/30/23	$11,665	$10,203	$10,763
10/31/23	$11,602	$10,042	$10,798
11/30/23	$11,924	$10,497	$10,923
12/31/23	$12,130	$10,898	$11,055
1/31/24	$12,187	$10,868	$11,099
2/29/24	$12,186	$10,715	$11,060
3/31/24	$12,262	$10,814	$11,105
4/30/24	$12,246	$10,541	$11,067
5/31/24	$12,363	$10,719	$11,148
6/30/24	$12,403	$10,821	$11,210
7/31/24	$12,553	$11,074	$11,343
8/31/24	$12,597	$11,233	$11,447
9/30/24	$12,732	$11,383	$11,542
10/31/24	$12,674	$11,101	$11,475
11/30/24	$12,816	$11,218	$11,514
12/31/24	$12,847	$11,035	$11,540
1/31/25	$12,974	$11,093	$11,592
2/28/25	$13,060	$11,337	$11,674
3/31/25	$13,116	$11,342	$11,728
4/30/25	$13,077	$11,386	$11,815
5/31/25	$13,125	$11,305	$11,801
6/30/25	$13,282	$11,478	$11,877
7/31/25	$13,320	$11,448	$11,875
8/31/25	$13,473	$11,585	$11,980
9/30/25	$13,571	$11,711	$12,019
10/31/25	$13,675	$11,785	$12,061
11/30/25	$13,733	$11,858	$12,117
12/31/25	$13,832	$11,840	$12,162
1/31/26	$13,924	$11,853	$12,189
2/28/26	$13,942	$12,047	$12,253
3/31/26	$13,811	$11,835	$12,201

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	5.30%	2.55%	3.68%
Class A (including sales charge)	1.32%	1.77%	3.28%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate 1-3 Years Index	4.03%	2.06%	2.01%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 110,906,000
Holdings Count | Holding	759
Advisory Fees Paid, Amount	$ 243,000
InvestmentCompanyPortfolioTurnover	821.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$110,906
# of Portfolio Holdings	759
Portfolio Turnover Rate	821%
Total Net Advisory Fees Paid During the Reporting Period	$243
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	44.6%
Corporate Bonds & Notes	21.2%
Sovereign Issues	14.0%
U.S. Treasury Obligations	9.7%
Asset-Backed Securities	8.8%
Non-Agency Mortgage-Backed Securities	2.1%
Loan Participations and Assignments	0.4%
Municipal Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	23.9%
Affiliated Investments	24.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(49.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000073752
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Opportunities Fund
Class Name	Class C
Trading Symbol	ATMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Opportunities Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$175	1.71%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.S. duration in the short and intermediate portions and short exposure to U.S. duration in the long end of the U.S. yield curve contributed to performance, as interest rates fell across the short and intermediate portions and rose in the long end of the U.S. yield curve.

  Long exposure to Australian duration detracted from performance, as interest rates rose across the intermediate portion of the Australian yield curve.

  Short exposure to the New Taiwan dollar detracted from performance, as the New Taiwan dollar appreciated versus the U.S. dollar.

  Short exposure to the Swiss Franc detracted from performance, as the Swiss Franc appreciated versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate 1-3 Years Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,133	$10,038	$10,014
5/31/16	$10,165	$10,041	$10,008
6/30/16	$10,076	$10,221	$10,068
7/31/16	$10,157	$10,286	$10,070
8/31/16	$10,199	$10,274	$10,059
9/30/16	$10,333	$10,268	$10,071
10/31/16	$10,397	$10,190	$10,068
11/30/16	$10,238	$9,949	$10,027
12/31/16	$10,416	$9,963	$10,033
1/31/17	$10,560	$9,982	$10,052
2/28/17	$10,663	$10,049	$10,068
3/31/17	$10,727	$10,044	$10,074
4/30/17	$10,822	$10,122	$10,093
5/31/17	$10,878	$10,199	$10,110
6/30/17	$10,906	$10,189	$10,106
7/31/17	$10,951	$10,233	$10,132
8/31/17	$11,017	$10,325	$10,153
9/30/17	$11,064	$10,276	$10,140
10/31/17	$11,069	$10,282	$10,138
11/30/17	$11,117	$10,268	$10,117
12/31/17	$11,107	$10,316	$10,120
1/31/18	$11,202	$10,197	$10,093
2/28/18	$11,243	$10,100	$10,083
3/31/18	$11,264	$10,165	$10,099
4/30/18	$11,283	$10,089	$10,089
5/31/18	$11,319	$10,161	$10,127
6/30/18	$11,324	$10,149	$10,128
7/31/18	$11,368	$10,151	$10,134
8/31/18	$11,358	$10,216	$10,169
9/30/18	$11,346	$10,151	$10,162
10/31/18	$11,370	$10,070	$10,173
11/30/18	$11,353	$10,131	$10,203
12/31/18	$11,372	$10,317	$10,282
1/31/19	$11,487	$10,426	$10,323
2/28/19	$11,531	$10,420	$10,339
3/31/19	$11,571	$10,620	$10,407
4/30/19	$11,634	$10,623	$10,430
5/31/19	$11,646	$10,812	$10,504
6/30/19	$11,687	$10,947	$10,562
7/31/19	$11,673	$10,971	$10,558
8/31/19	$11,559	$11,256	$10,641
9/30/19	$11,565	$11,196	$10,636
10/31/19	$11,646	$11,230	$10,672
11/30/19	$11,696	$11,224	$10,673
12/31/19	$11,829	$11,216	$10,697
1/31/20	$11,810	$11,432	$10,757
2/29/20	$11,790	$11,638	$10,845
3/31/20	$11,346	$11,569	$10,889
4/30/20	$11,528	$11,775	$10,948
5/31/20	$11,680	$11,830	$10,969
6/30/20	$11,825	$11,904	$10,984
7/31/20	$11,892	$12,082	$11,001
8/31/20	$11,949	$11,984	$11,003
9/30/20	$11,962	$11,978	$11,002
10/31/20	$12,009	$11,924	$11,001
11/30/20	$12,122	$12,041	$11,012
12/31/20	$12,199	$12,058	$11,027
1/31/21	$12,221	$11,971	$11,031
2/28/21	$12,223	$11,799	$11,024
3/31/21	$12,192	$11,651	$11,018
4/30/21	$12,215	$11,743	$11,027
5/31/21	$12,238	$11,782	$11,040
6/30/21	$12,205	$11,864	$11,024
7/31/21	$12,228	$11,997	$11,043
8/31/21	$12,216	$11,974	$11,043
9/30/21	$12,183	$11,871	$11,034
10/31/21	$12,072	$11,867	$10,998
11/30/21	$12,083	$11,902	$10,989
12/31/21	$12,105	$11,872	$10,972
1/31/22	$12,028	$11,616	$10,894
2/28/22	$11,939	$11,487	$10,845
3/31/22	$11,717	$11,168	$10,697
4/30/22	$11,506	$10,744	$10,638
5/31/22	$11,539	$10,813	$10,703
6/30/22	$11,339	$10,643	$10,629
7/31/22	$11,518	$10,903	$10,686
8/31/22	$11,307	$10,595	$10,600
9/30/22	$11,063	$10,138	$10,470
10/31/22	$11,066	$10,006	$10,456
11/30/22	$11,223	$10,374	$10,543
12/31/22	$11,245	$10,327	$10,564
1/31/23	$11,413	$10,645	$10,650
2/28/23	$11,321	$10,370	$10,570
3/31/23	$11,400	$10,633	$10,723
4/30/23	$11,433	$10,698	$10,760
5/31/23	$11,416	$10,581	$10,728
6/30/23	$11,432	$10,544	$10,685
7/31/23	$11,523	$10,536	$10,730
8/31/23	$11,536	$10,469	$10,770
9/30/23	$11,458	$10,203	$10,763
10/31/23	$11,388	$10,042	$10,798
11/30/23	$11,697	$10,497	$10,923
12/31/23	$11,892	$10,898	$11,055
1/31/24	$11,941	$10,868	$11,099
2/29/24	$11,932	$10,715	$11,060
3/31/24	$11,999	$10,814	$11,105
4/30/24	$11,976	$10,541	$11,067
5/31/24	$12,082	$10,719	$11,148
6/30/24	$12,115	$10,821	$11,210
7/31/24	$12,253	$11,074	$11,343
8/31/24	$12,288	$11,233	$11,447
9/30/24	$12,413	$11,383	$11,542
10/31/24	$12,348	$11,101	$11,475
11/30/24	$12,478	$11,218	$11,514
12/31/24	$12,500	$11,035	$11,540
1/31/25	$12,616	$11,093	$11,592
2/28/25	$12,692	$11,337	$11,674
3/31/25	$12,739	$11,342	$11,728
4/30/25	$12,693	$11,386	$11,815
5/31/25	$12,732	$11,305	$11,801
6/30/25	$12,876	$11,478	$11,877
7/31/25	$12,905	$11,448	$11,875
8/31/25	$13,045	$11,585	$11,980
9/30/25	$13,132	$11,711	$12,019
10/31/25	$13,224	$11,785	$12,061
11/30/25	$13,272	$11,858	$12,117
12/31/25	$13,359	$11,840	$12,162
1/31/26	$13,439	$11,853	$12,189
2/28/26	$13,448	$12,047	$12,253
3/31/26	$13,314	$11,835	$12,201

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	4.52%	1.78%	2.90%
Class C (including sales charge)	3.52%	1.78%	2.90%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate 1-3 Years Index	4.03%	2.06%	2.01%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 110,906,000
Holdings Count | Holding	759
Advisory Fees Paid, Amount	$ 243,000
InvestmentCompanyPortfolioTurnover	821.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$110,906
# of Portfolio Holdings	759
Portfolio Turnover Rate	821%
Total Net Advisory Fees Paid During the Reporting Period	$243
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	44.6%
Corporate Bonds & Notes	21.2%
Sovereign Issues	14.0%
U.S. Treasury Obligations	9.7%
Asset-Backed Securities	8.8%
Non-Agency Mortgage-Backed Securities	2.1%
Loan Participations and Assignments	0.4%
Municipal Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	23.9%
Affiliated Investments	24.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(49.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000073749
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Opportunities Fund
Class Name	Institutional Class
Trading Symbol	PUTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Opportunities Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.S. duration in the short and intermediate portions and short exposure to U.S. duration in the long end of the U.S. yield curve contributed to performance, as interest rates fell across the short and intermediate portions and rose in the long end of the U.S. yield curve.

  Long exposure to Australian duration detracted from performance, as interest rates rose across the intermediate portion of the Australian yield curve.

  Short exposure to the New Taiwan dollar detracted from performance, as the New Taiwan dollar appreciated versus the U.S. dollar.

  Short exposure to the Swiss Franc detracted from performance, as the Swiss Franc appreciated versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate 1-3 Years Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,014,307	$1,003,838	$1,001,415
5/31/16	$1,018,491	$1,004,096	$1,000,773
6/30/16	$1,010,493	$1,022,137	$1,006,778
7/31/16	$1,019,654	$1,028,599	$1,006,956
8/31/16	$1,024,833	$1,027,423	$1,005,923
9/30/16	$1,039,326	$1,026,821	$1,007,091
10/31/16	$1,046,692	$1,018,967	$1,006,775
11/30/16	$1,031,712	$994,865	$1,002,700
12/31/16	$1,050,743	$996,268	$1,003,301
1/31/17	$1,066,219	$998,223	$1,005,183
2/28/17	$1,077,584	$1,004,932	$1,006,804
3/31/17	$1,085,167	$1,004,405	$1,007,407
4/30/17	$1,095,731	$1,012,156	$1,009,269
5/31/17	$1,102,457	$1,019,947	$1,010,999
6/30/17	$1,106,379	$1,018,920	$1,010,580
7/31/17	$1,111,938	$1,023,305	$1,013,194
8/31/17	$1,119,742	$1,032,484	$1,015,258
9/30/17	$1,125,644	$1,027,566	$1,014,024
10/31/17	$1,127,219	$1,028,161	$1,013,790
11/30/17	$1,133,184	$1,026,841	$1,011,652
12/31/17	$1,133,297	$1,031,554	$1,011,978
1/31/18	$1,144,074	$1,019,674	$1,009,260
2/28/18	$1,149,278	$1,010,008	$1,008,303
3/31/18	$1,152,574	$1,016,485	$1,009,909
4/30/18	$1,155,539	$1,008,925	$1,008,868
5/31/18	$1,160,340	$1,016,126	$1,012,665
6/30/18	$1,161,951	$1,014,876	$1,012,787
7/31/18	$1,167,641	$1,015,117	$1,013,355
8/31/18	$1,167,847	$1,021,649	$1,016,932
9/30/18	$1,167,547	$1,015,070	$1,016,212
10/31/18	$1,171,163	$1,007,049	$1,017,286
11/30/18	$1,170,586	$1,013,060	$1,020,275
12/31/18	$1,173,676	$1,031,671	$1,028,205
1/31/19	$1,186,627	$1,042,627	$1,032,285
2/28/19	$1,192,279	$1,042,023	$1,033,902
3/31/19	$1,197,546	$1,062,032	$1,040,710
4/30/19	$1,205,229	$1,062,304	$1,043,048
5/31/19	$1,207,666	$1,081,161	$1,050,371
6/30/19	$1,212,950	$1,094,739	$1,056,178
7/31/19	$1,212,676	$1,097,147	$1,055,823
8/31/19	$1,202,135	$1,125,576	$1,064,109
9/30/19	$1,203,793	$1,119,581	$1,063,630
10/31/19	$1,213,442	$1,122,953	$1,067,247
11/30/19	$1,219,762	$1,122,381	$1,067,251
12/31/19	$1,234,884	$1,121,599	$1,069,718
1/31/20	$1,234,113	$1,143,184	$1,075,749
2/29/20	$1,233,143	$1,163,759	$1,084,508
3/31/20	$1,187,759	$1,156,911	$1,088,864
4/30/20	$1,207,958	$1,177,476	$1,094,821
5/31/20	$1,225,061	$1,182,959	$1,096,895
6/30/20	$1,241,427	$1,190,410	$1,098,436
7/31/20	$1,249,780	$1,208,191	$1,100,087
8/31/20	$1,256,940	$1,198,439	$1,100,259
9/30/20	$1,259,518	$1,197,782	$1,100,183
10/31/20	$1,265,718	$1,192,434	$1,100,140
11/30/20	$1,278,842	$1,204,134	$1,101,224
12/31/20	$1,288,249	$1,205,794	$1,102,659
1/31/21	$1,291,806	$1,197,148	$1,103,091
2/28/21	$1,293,170	$1,179,861	$1,102,393
3/31/21	$1,291,049	$1,165,128	$1,101,834
4/30/21	$1,294,844	$1,174,333	$1,102,723
5/31/21	$1,298,446	$1,178,169	$1,104,043
6/30/21	$1,296,205	$1,186,447	$1,102,392
7/31/21	$1,299,705	$1,199,713	$1,104,303
8/31/21	$1,299,547	$1,197,429	$1,104,314
9/30/21	$1,297,151	$1,187,061	$1,103,393
10/31/21	$1,286,495	$1,186,734	$1,099,795
11/30/21	$1,288,774	$1,190,245	$1,098,877
12/31/21	$1,293,731	$1,187,200	$1,097,219
1/31/22	$1,286,326	$1,161,622	$1,089,360
2/28/22	$1,276,742	$1,148,663	$1,084,485
3/31/22	$1,254,148	$1,116,751	$1,069,745
4/30/22	$1,232,817	$1,074,373	$1,063,794
5/31/22	$1,237,752	$1,081,300	$1,070,325
6/30/22	$1,217,901	$1,064,336	$1,062,928
7/31/22	$1,238,988	$1,090,343	$1,068,585
8/31/22	$1,217,515	$1,059,533	$1,060,014
9/30/22	$1,192,538	$1,013,755	$1,046,976
10/31/22	$1,193,935	$1,000,624	$1,045,623
11/30/22	$1,212,021	$1,037,423	$1,054,280
12/31/22	$1,215,602	$1,032,743	$1,056,362
1/31/23	$1,234,925	$1,064,515	$1,064,974
2/28/23	$1,226,083	$1,036,991	$1,057,022
3/31/23	$1,235,838	$1,063,333	$1,072,334
4/30/23	$1,240,559	$1,069,778	$1,076,012
5/31/23	$1,239,897	$1,058,130	$1,072,768
6/30/23	$1,242,862	$1,054,356	$1,068,468
7/31/23	$1,253,949	$1,053,621	$1,073,029
8/31/23	$1,256,609	$1,046,891	$1,076,982
9/30/23	$1,249,265	$1,020,288	$1,076,335
10/31/23	$1,242,886	$1,004,186	$1,079,782
11/30/23	$1,277,805	$1,049,662	$1,092,339
12/31/23	$1,300,348	$1,089,842	$1,105,470
1/31/24	$1,306,933	$1,086,849	$1,109,856
2/29/24	$1,307,157	$1,071,494	$1,106,002
3/31/24	$1,315,754	$1,081,388	$1,110,497
4/30/24	$1,314,451	$1,054,074	$1,106,736
5/31/24	$1,327,528	$1,071,944	$1,114,807
6/30/24	$1,332,261	$1,082,092	$1,121,042
7/31/24	$1,348,811	$1,107,367	$1,134,341
8/31/24	$1,354,047	$1,123,279	$1,144,682
9/30/24	$1,368,943	$1,138,319	$1,154,176
10/31/24	$1,363,174	$1,110,090	$1,147,540
11/30/24	$1,378,883	$1,121,827	$1,151,425
12/31/24	$1,382,663	$1,103,468	$1,153,973
1/31/25	$1,396,855	$1,109,322	$1,159,222
2/28/25	$1,406,564	$1,133,729	$1,167,423
3/31/25	$1,412,982	$1,134,155	$1,172,780
4/30/25	$1,409,246	$1,138,613	$1,181,503
5/31/25	$1,414,930	$1,130,460	$1,180,087
6/30/25	$1,432,324	$1,147,843	$1,187,691
7/31/25	$1,436,929	$1,144,815	$1,187,515
8/31/25	$1,453,937	$1,158,507	$1,197,966
9/30/25	$1,464,958	$1,171,145	$1,201,939
10/31/25	$1,476,754	$1,178,462	$1,206,090
11/30/25	$1,483,419	$1,185,785	$1,211,695
12/31/25	$1,494,664	$1,184,031	$1,216,157
1/31/26	$1,505,122	$1,185,295	$1,218,949
2/28/26	$1,507,464	$1,204,706	$1,225,312
3/31/26	$1,493,834	$1,183,475	$1,220,088

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.72%	2.96%	4.10%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate 1-3 Years Index	4.03%	2.06%	2.01%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 110,906,000
Holdings Count | Holding	759
Advisory Fees Paid, Amount	$ 243,000
InvestmentCompanyPortfolioTurnover	821.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$110,906
# of Portfolio Holdings	759
Portfolio Turnover Rate	821%
Total Net Advisory Fees Paid During the Reporting Period	$243
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	44.6%
Corporate Bonds & Notes	21.2%
Sovereign Issues	14.0%
U.S. Treasury Obligations	9.7%
Asset-Backed Securities	8.8%
Non-Agency Mortgage-Backed Securities	2.1%
Loan Participations and Assignments	0.4%
Municipal Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	23.9%
Affiliated Investments	24.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(49.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000073754
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Opportunities Fund
Class Name	I-2
Trading Symbol	PUTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Opportunities Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.S. duration in the short and intermediate portions and short exposure to U.S. duration in the long end of the U.S. yield curve contributed to performance, as interest rates fell across the short and intermediate portions and rose in the long end of the U.S. yield curve.

  Long exposure to Australian duration detracted from performance, as interest rates rose across the intermediate portion of the Australian yield curve.

  Short exposure to the New Taiwan dollar detracted from performance, as the New Taiwan dollar appreciated versus the U.S. dollar.

  Short exposure to the Swiss Franc detracted from performance, as the Swiss Franc appreciated versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate 1-3 Years Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,014,222	$1,003,838	$1,001,415
5/31/16	$1,018,322	$1,004,096	$1,000,773
6/30/16	$1,010,243	$1,022,137	$1,006,778
7/31/16	$1,019,316	$1,028,599	$1,006,956
8/31/16	$1,024,406	$1,027,423	$1,005,923
9/30/16	$1,038,783	$1,026,821	$1,007,091
10/31/16	$1,046,061	$1,018,967	$1,006,775
11/30/16	$1,031,006	$994,865	$1,002,700
12/31/16	$1,049,926	$996,268	$1,003,301
1/31/17	$1,065,305	$998,223	$1,005,183
2/28/17	$1,076,578	$1,004,932	$1,006,804
3/31/17	$1,084,057	$1,004,405	$1,007,407
4/30/17	$1,094,526	$1,012,156	$1,009,269
5/31/17	$1,101,151	$1,019,947	$1,010,999
6/30/17	$1,104,972	$1,018,920	$1,010,580
7/31/17	$1,110,436	$1,023,305	$1,013,194
8/31/17	$1,118,137	$1,032,484	$1,015,258
9/30/17	$1,123,932	$1,027,566	$1,014,024
10/31/17	$1,125,413	$1,028,161	$1,013,790
11/30/17	$1,131,296	$1,026,841	$1,011,652
12/31/17	$1,131,309	$1,031,554	$1,011,978
1/31/18	$1,141,975	$1,019,674	$1,009,260
2/28/18	$1,147,087	$1,010,008	$1,008,303
3/31/18	$1,150,274	$1,016,485	$1,009,909
4/30/18	$1,153,141	$1,008,925	$1,008,868
5/31/18	$1,157,836	$1,016,126	$1,012,665
6/30/18	$1,159,347	$1,014,876	$1,012,787
7/31/18	$1,164,928	$1,015,117	$1,013,355
8/31/18	$1,165,028	$1,021,649	$1,016,932
9/30/18	$1,164,645	$1,015,070	$1,016,212
10/31/18	$1,168,154	$1,007,049	$1,017,286
11/30/18	$1,167,473	$1,013,060	$1,020,275
12/31/18	$1,170,459	$1,031,671	$1,028,205
1/31/19	$1,183,278	$1,042,627	$1,032,285
2/28/19	$1,188,823	$1,042,023	$1,033,902
3/31/19	$1,193,974	$1,062,032	$1,040,710
4/30/19	$1,201,545	$1,062,304	$1,043,048
5/31/19	$1,203,865	$1,081,161	$1,050,371
6/30/19	$1,209,144	$1,094,739	$1,056,178
7/31/19	$1,208,758	$1,097,147	$1,055,823
8/31/19	$1,198,144	$1,125,576	$1,064,109
9/30/19	$1,199,706	$1,119,581	$1,063,630
10/31/19	$1,209,220	$1,122,953	$1,067,247
11/30/19	$1,215,411	$1,122,381	$1,067,251
12/31/19	$1,230,376	$1,121,599	$1,069,718
1/31/20	$1,229,500	$1,143,184	$1,075,749
2/29/20	$1,228,438	$1,163,759	$1,084,508
3/31/20	$1,183,130	$1,156,911	$1,088,864
4/30/20	$1,203,149	$1,177,476	$1,094,821
5/31/20	$1,220,077	$1,182,959	$1,096,895
6/30/20	$1,236,277	$1,190,410	$1,098,436
7/31/20	$1,244,481	$1,208,191	$1,100,087
8/31/20	$1,251,515	$1,198,439	$1,100,259
9/30/20	$1,253,978	$1,197,782	$1,100,183
10/31/20	$1,260,041	$1,192,434	$1,100,140
11/30/20	$1,273,004	$1,204,134	$1,101,224
12/31/20	$1,282,249	$1,205,794	$1,102,659
1/31/21	$1,285,692	$1,197,148	$1,103,091
2/28/21	$1,286,953	$1,179,861	$1,102,393
3/31/21	$1,284,732	$1,165,128	$1,101,834
4/30/21	$1,288,394	$1,174,333	$1,102,723
5/31/21	$1,291,875	$1,178,169	$1,104,043
6/30/21	$1,289,539	$1,186,447	$1,102,392
7/31/21	$1,292,907	$1,199,713	$1,104,303
8/31/21	$1,292,642	$1,197,429	$1,104,314
9/30/21	$1,290,154	$1,187,061	$1,103,393
10/31/21	$1,279,444	$1,186,734	$1,099,795
11/30/21	$1,281,612	$1,190,245	$1,098,877
12/31/21	$1,286,425	$1,187,200	$1,097,219
1/31/22	$1,278,958	$1,161,622	$1,089,360
2/28/22	$1,269,324	$1,148,663	$1,084,485
3/31/22	$1,246,754	$1,116,751	$1,069,745
4/30/22	$1,225,444	$1,074,373	$1,063,794
5/31/22	$1,230,249	$1,081,300	$1,070,325
6/30/22	$1,210,420	$1,064,336	$1,062,928
7/31/22	$1,231,273	$1,090,343	$1,068,585
8/31/22	$1,209,826	$1,059,533	$1,060,014
9/30/22	$1,184,900	$1,013,755	$1,046,976
10/31/22	$1,186,196	$1,000,624	$1,045,623
11/30/22	$1,204,064	$1,037,423	$1,054,280
12/31/22	$1,207,514	$1,032,743	$1,056,362
1/31/23	$1,226,613	$1,064,515	$1,064,974
2/28/23	$1,217,736	$1,036,991	$1,057,022
3/31/23	$1,227,314	$1,063,333	$1,072,334
4/30/23	$1,231,909	$1,069,778	$1,076,012
5/31/23	$1,231,148	$1,058,130	$1,072,768
6/30/23	$1,233,984	$1,054,356	$1,068,468
7/31/23	$1,244,894	$1,053,621	$1,073,029
8/31/23	$1,247,430	$1,046,891	$1,076,982
9/30/23	$1,240,035	$1,020,288	$1,076,335
10/31/23	$1,233,606	$1,004,186	$1,079,782
11/30/23	$1,268,161	$1,049,662	$1,092,339
12/31/23	$1,290,423	$1,089,842	$1,105,470
1/31/24	$1,296,853	$1,086,849	$1,109,856
2/29/24	$1,296,974	$1,071,494	$1,106,002
3/31/24	$1,305,393	$1,081,388	$1,110,497
4/30/24	$1,304,010	$1,054,074	$1,106,736
5/31/24	$1,316,866	$1,071,944	$1,114,807
6/30/24	$1,321,461	$1,082,092	$1,121,042
7/31/24	$1,337,764	$1,107,367	$1,134,341
8/31/24	$1,342,836	$1,123,279	$1,144,682
9/30/24	$1,357,505	$1,138,319	$1,154,176
10/31/24	$1,351,670	$1,110,090	$1,147,540
11/30/24	$1,367,130	$1,121,827	$1,151,425
12/31/24	$1,370,765	$1,103,468	$1,153,973
1/31/25	$1,384,758	$1,109,322	$1,159,222
2/28/25	$1,394,276	$1,133,729	$1,167,423
3/31/25	$1,400,527	$1,134,155	$1,172,780
4/30/25	$1,396,708	$1,138,613	$1,181,503
5/31/25	$1,402,220	$1,130,460	$1,180,087
6/30/25	$1,419,346	$1,147,843	$1,187,691
7/31/25	$1,423,788	$1,144,815	$1,187,515
8/31/25	$1,440,516	$1,158,507	$1,197,966
9/30/25	$1,451,321	$1,171,145	$1,201,939
10/31/25	$1,462,876	$1,178,462	$1,206,090
11/30/25	$1,469,365	$1,185,785	$1,211,695
12/31/25	$1,480,377	$1,184,031	$1,216,157
1/31/26	$1,490,607	$1,185,295	$1,218,949
2/28/26	$1,492,813	$1,204,706	$1,225,312
3/31/26	$1,479,194	$1,183,475	$1,220,088

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	5.62%	2.86%	3.99%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate 1-3 Years Index	4.03%	2.06%	2.01%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 110,906,000
Holdings Count | Holding	759
Advisory Fees Paid, Amount	$ 243,000
InvestmentCompanyPortfolioTurnover	821.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$110,906
# of Portfolio Holdings	759
Portfolio Turnover Rate	821%
Total Net Advisory Fees Paid During the Reporting Period	$243
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	44.6%
Corporate Bonds & Notes	21.2%
Sovereign Issues	14.0%
U.S. Treasury Obligations	9.7%
Asset-Backed Securities	8.8%
Non-Agency Mortgage-Backed Securities	2.1%
Loan Participations and Assignments	0.4%
Municipal Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	23.9%
Affiliated Investments	24.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(49.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000026586
Shareholder Report [Line Items]
Fund Name	PIMCO Moderate Duration Fund
Class Name	Institutional Class
Trading Symbol	PMDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Moderate Duration Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as spreads tightened.

  Long exposure to select emerging market currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Long exposure to securitized credit, including non-agency residential MBS, contributed to relative performance versus the Index, as spreads tightened.

  Short exposure to select emerging market currencies in Asia, including the new Taiwanese dollar in 2025 and the Singaporean dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Short exposure to select developed market currencies within the dollar bloc, including the Australian dollar and the Canadian dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Long exposure to duration in Australia detracted from relative performance versus the Index, as yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Intermediate Government/Credit Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,003,670	$1,003,838	$1,002,655
5/31/16	$1,004,916	$1,004,096	$1,001,505
6/30/16	$1,013,994	$1,022,137	$1,015,852
7/31/16	$1,020,955	$1,028,599	$1,018,729
8/31/16	$1,017,798	$1,027,423	$1,016,115
9/30/16	$1,022,035	$1,026,821	$1,017,472
10/31/16	$1,020,394	$1,018,967	$1,013,269
11/30/16	$1,002,195	$994,865	$995,739
12/31/16	$1,007,899	$996,268	$996,441
1/31/17	$1,015,016	$998,223	$999,134
2/28/17	$1,020,455	$1,004,932	$1,003,775
3/31/17	$1,022,328	$1,004,405	$1,004,228
4/30/17	$1,027,879	$1,012,156	$1,010,476
5/31/17	$1,032,550	$1,019,947	$1,015,518
6/30/17	$1,033,136	$1,018,920	$1,013,692
7/31/17	$1,039,509	$1,023,305	$1,018,382
8/31/17	$1,047,068	$1,032,484	$1,024,411
9/30/17	$1,045,554	$1,027,566	$1,019,789
10/31/17	$1,042,950	$1,028,161	$1,019,705
11/30/17	$1,038,451	$1,026,841	$1,016,573
12/31/17	$1,040,920	$1,031,554	$1,017,739
1/31/18	$1,034,128	$1,019,674	$1,008,782
2/28/18	$1,031,567	$1,010,008	$1,004,144
3/31/18	$1,034,383	$1,016,485	$1,007,756
4/30/18	$1,027,083	$1,008,925	$1,002,491
5/31/18	$1,030,245	$1,016,126	$1,008,481
6/30/18	$1,029,501	$1,014,876	$1,007,818
7/31/18	$1,032,619	$1,015,117	$1,008,083
8/31/18	$1,036,030	$1,021,649	$1,014,047
9/30/18	$1,032,699	$1,015,070	$1,009,971
10/31/18	$1,035,863	$1,007,049	$1,008,584
11/30/18	$1,038,499	$1,013,060	$1,013,136
12/31/18	$1,046,720	$1,031,671	$1,026,675
1/31/19	$1,057,577	$1,042,627	$1,035,585
2/28/19	$1,060,041	$1,042,023	$1,036,473
3/31/19	$1,070,023	$1,062,032	$1,050,500
4/30/19	$1,073,518	$1,062,304	$1,052,520
5/31/19	$1,088,002	$1,081,161	$1,066,257
6/30/19	$1,098,259	$1,094,739	$1,077,680
7/31/19	$1,095,778	$1,097,147	$1,077,312
8/31/19	$1,116,340	$1,125,576	$1,096,413
9/30/19	$1,113,384	$1,119,581	$1,092,438
10/31/19	$1,117,721	$1,122,953	$1,096,770
11/30/19	$1,112,729	$1,122,381	$1,095,132
12/31/19	$1,113,312	$1,121,599	$1,096,508
1/31/20	$1,132,653	$1,143,184	$1,112,072
2/29/20	$1,144,322	$1,163,759	$1,127,770
3/31/20	$1,135,796	$1,156,911	$1,122,825
4/30/20	$1,154,246	$1,177,476	$1,138,632
5/31/20	$1,169,157	$1,182,959	$1,147,291
6/30/20	$1,179,732	$1,190,410	$1,154,367
7/31/20	$1,188,188	$1,208,191	$1,162,985
8/31/20	$1,193,011	$1,198,439	$1,161,608
9/30/20	$1,192,410	$1,197,782	$1,161,464
10/31/20	$1,190,868	$1,192,434	$1,158,918
11/30/20	$1,198,845	$1,204,134	$1,164,662
12/31/20	$1,201,988	$1,205,794	$1,167,058
1/31/21	$1,201,069	$1,197,148	$1,163,821
2/28/21	$1,193,248	$1,179,861	$1,154,309
3/31/21	$1,183,192	$1,165,128	$1,145,348
4/30/21	$1,190,393	$1,174,333	$1,151,022
5/31/21	$1,193,751	$1,178,169	$1,155,643
6/30/21	$1,194,868	$1,186,447	$1,156,583
7/31/21	$1,202,944	$1,199,713	$1,165,436
8/31/21	$1,200,644	$1,197,429	$1,163,545
9/30/21	$1,195,077	$1,187,061	$1,156,855
10/31/21	$1,187,383	$1,186,734	$1,150,397
11/30/21	$1,186,519	$1,190,245	$1,151,729
12/31/21	$1,186,846	$1,187,200	$1,150,249
1/31/22	$1,172,221	$1,161,622	$1,133,374
2/28/22	$1,165,511	$1,148,663	$1,125,937
3/31/22	$1,131,209	$1,116,751	$1,098,383
4/30/22	$1,109,629	$1,074,373	$1,076,426
5/31/22	$1,118,075	$1,081,300	$1,084,438
6/30/22	$1,101,434	$1,064,336	$1,072,380
7/31/22	$1,117,300	$1,090,343	$1,089,889
8/31/22	$1,098,667	$1,059,533	$1,068,093
9/30/22	$1,068,683	$1,013,755	$1,039,538
10/31/22	$1,059,631	$1,000,624	$1,034,963
11/30/22	$1,083,457	$1,037,423	$1,057,438
12/31/22	$1,083,656	$1,032,743	$1,055,528
1/31/23	$1,106,701	$1,064,515	$1,075,224
2/28/23	$1,088,424	$1,036,991	$1,055,910
3/31/23	$1,108,056	$1,063,333	$1,080,144
4/30/23	$1,115,276	$1,069,778	$1,086,737
5/31/23	$1,107,338	$1,058,130	$1,078,692
6/30/23	$1,099,538	$1,054,356	$1,071,359
7/31/23	$1,105,726	$1,053,621	$1,074,165
8/31/23	$1,106,166	$1,046,891	$1,074,010
9/30/23	$1,094,340	$1,020,288	$1,062,440
10/31/23	$1,088,504	$1,004,186	$1,057,519
11/30/23	$1,119,710	$1,049,662	$1,085,704
12/31/23	$1,147,280	$1,089,842	$1,110,876
1/31/24	$1,151,267	$1,086,849	$1,113,197
2/29/24	$1,141,515	$1,071,494	$1,102,135
3/31/24	$1,149,852	$1,081,388	$1,109,208
4/30/24	$1,132,682	$1,054,074	$1,094,242
5/31/24	$1,148,780	$1,071,944	$1,107,442
6/30/24	$1,156,488	$1,082,092	$1,116,274
7/31/24	$1,179,804	$1,107,367	$1,137,255
8/31/24	$1,191,830	$1,123,279	$1,150,345
9/30/24	$1,205,848	$1,138,319	$1,162,822
10/31/24	$1,184,434	$1,110,090	$1,144,217
11/30/24	$1,195,220	$1,121,827	$1,151,349
12/31/24	$1,188,802	$1,103,468	$1,144,202
1/31/25	$1,197,234	$1,109,322	$1,150,729
2/28/25	$1,216,832	$1,133,729	$1,166,766
3/31/25	$1,225,241	$1,134,155	$1,171,915
4/30/25	$1,233,856	$1,138,613	$1,182,785
5/31/25	$1,229,468	$1,130,460	$1,178,922
6/30/25	$1,245,864	$1,147,843	$1,191,500
7/31/25	$1,245,295	$1,144,815	$1,189,851
8/31/25	$1,264,806	$1,158,507	$1,204,371
9/30/25	$1,270,619	$1,171,145	$1,209,454
10/31/25	$1,279,776	$1,178,462	$1,214,633
11/30/25	$1,289,443	$1,185,785	$1,222,824
12/31/25	$1,291,993	$1,184,031	$1,223,908
1/31/26	$1,296,001	$1,185,295	$1,224,835
2/28/26	$1,311,197	$1,204,706	$1,238,695
3/31/26	$1,284,554	$1,183,475	$1,223,610

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.84%	1.66%	2.54%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Intermediate Government/Credit Index	4.41%	1.33%	2.04%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,761,083,000
Holdings Count | Holding	1,334
Advisory Fees Paid, Amount	$ 4,014,000
InvestmentCompanyPortfolioTurnover	264.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,761,083
# of Portfolio Holdings	1,334
Portfolio Turnover Rate	264%
Total Net Advisory Fees Paid During the Reporting Period	$4,014
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	54.2%
U.S. Government Agencies	21.5%
Corporate Bonds & Notes	18.9%
Sovereign Issues	8.7%
Asset-Backed Securities	8.6%
Non-Agency Mortgage-Backed Securities	4.6%
Loan Participations and Assignments	0.4%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	5.8%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(22.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.22% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.22% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000085176
Shareholder Report [Line Items]
Fund Name	PIMCO Moderate Duration Fund
Class Name	I-2
Trading Symbol	PMOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Moderate Duration Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as spreads tightened.

  Long exposure to select emerging market currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Long exposure to securitized credit, including non-agency residential MBS, contributed to relative performance versus the Index, as spreads tightened.

  Short exposure to select emerging market currencies in Asia, including the new Taiwanese dollar in 2025 and the Singaporean dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Short exposure to select developed market currencies within the dollar bloc, including the Australian dollar and the Canadian dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Long exposure to duration in Australia detracted from relative performance versus the Index, as yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Intermediate Government/Credit Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,003,585	$1,003,838	$1,002,655
5/31/16	$1,004,749	$1,004,096	$1,001,505
6/30/16	$1,013,742	$1,022,137	$1,015,852
7/31/16	$1,020,616	$1,028,599	$1,018,729
8/31/16	$1,017,373	$1,027,423	$1,016,115
9/30/16	$1,021,519	$1,026,821	$1,017,472
10/31/16	$1,019,798	$1,018,967	$1,013,269
11/30/16	$1,001,527	$994,865	$995,739
12/31/16	$1,007,136	$996,268	$996,441
1/31/17	$1,014,167	$998,223	$999,134
2/28/17	$1,019,524	$1,004,932	$1,003,775
3/31/17	$1,021,303	$1,004,405	$1,004,228
4/30/17	$1,026,770	$1,012,156	$1,010,476
5/31/17	$1,031,349	$1,019,947	$1,015,518
6/30/17	$1,031,842	$1,018,920	$1,013,692
7/31/17	$1,038,125	$1,023,305	$1,018,382
8/31/17	$1,045,585	$1,032,484	$1,024,411
9/30/17	$1,043,985	$1,027,566	$1,019,789
10/31/17	$1,041,299	$1,028,161	$1,019,705
11/30/17	$1,036,721	$1,026,841	$1,016,573
12/31/17	$1,039,096	$1,031,554	$1,017,739
1/31/18	$1,032,230	$1,019,674	$1,008,782
2/28/18	$1,029,595	$1,010,008	$1,004,144
3/31/18	$1,032,315	$1,016,485	$1,007,756
4/30/18	$1,024,949	$1,008,925	$1,002,491
5/31/18	$1,028,018	$1,016,126	$1,008,481
6/30/18	$1,027,187	$1,014,876	$1,007,818
7/31/18	$1,030,214	$1,015,117	$1,008,083
8/31/18	$1,033,522	$1,021,649	$1,014,047
9/30/18	$1,030,123	$1,015,070	$1,009,971
10/31/18	$1,033,192	$1,007,049	$1,008,584
11/30/18	$1,035,703	$1,013,060	$1,013,136
12/31/18	$1,043,844	$1,031,671	$1,026,675
1/31/19	$1,054,586	$1,042,627	$1,035,585
2/28/19	$1,056,962	$1,042,023	$1,036,473
3/31/19	$1,066,825	$1,062,032	$1,050,500
4/30/19	$1,070,223	$1,062,304	$1,052,520
5/31/19	$1,084,569	$1,081,161	$1,066,257
6/30/19	$1,094,711	$1,094,739	$1,077,680
7/31/19	$1,092,145	$1,097,147	$1,077,312
8/31/19	$1,112,539	$1,125,576	$1,096,413
9/30/19	$1,109,509	$1,119,581	$1,092,438
10/31/19	$1,113,738	$1,122,953	$1,096,770
11/30/19	$1,108,670	$1,122,381	$1,095,132
12/31/19	$1,109,142	$1,121,599	$1,096,508
1/31/20	$1,128,310	$1,143,184	$1,112,072
2/29/20	$1,139,849	$1,163,759	$1,127,770
3/31/20	$1,131,266	$1,156,911	$1,122,825
4/30/20	$1,149,548	$1,177,476	$1,138,632
5/31/20	$1,164,314	$1,182,959	$1,147,291
6/30/20	$1,174,749	$1,190,410	$1,154,367
7/31/20	$1,183,062	$1,208,191	$1,162,985
8/31/20	$1,187,763	$1,198,439	$1,161,608
9/30/20	$1,187,067	$1,197,782	$1,161,464
10/31/20	$1,185,428	$1,192,434	$1,158,918
11/30/20	$1,193,276	$1,204,134	$1,164,662
12/31/20	$1,196,293	$1,205,794	$1,167,058
1/31/21	$1,195,285	$1,197,148	$1,163,821
2/28/21	$1,187,404	$1,179,861	$1,154,309
3/31/21	$1,177,298	$1,165,128	$1,145,348
4/30/21	$1,184,359	$1,174,333	$1,151,022
5/31/21	$1,187,608	$1,178,169	$1,155,643
6/30/21	$1,188,622	$1,186,447	$1,156,583
7/31/21	$1,196,550	$1,199,713	$1,165,436
8/31/21	$1,194,164	$1,197,429	$1,163,545
9/30/21	$1,188,537	$1,187,061	$1,156,855
10/31/21	$1,180,782	$1,186,734	$1,150,397
11/30/21	$1,179,826	$1,190,245	$1,151,729
12/31/21	$1,180,045	$1,187,200	$1,150,249
1/31/22	$1,165,411	$1,161,622	$1,133,374
2/28/22	$1,158,652	$1,148,663	$1,125,937
3/31/22	$1,124,455	$1,116,751	$1,098,383
4/30/22	$1,102,906	$1,074,373	$1,076,426
5/31/22	$1,111,211	$1,081,300	$1,084,438
6/30/22	$1,094,582	$1,064,336	$1,072,380
7/31/22	$1,110,256	$1,090,343	$1,089,889
8/31/22	$1,091,647	$1,059,533	$1,068,093
9/30/22	$1,061,762	$1,013,755	$1,039,538
10/31/22	$1,052,685	$1,000,624	$1,034,963
11/30/22	$1,076,274	$1,037,423	$1,057,438
12/31/22	$1,076,376	$1,032,743	$1,055,528
1/31/23	$1,099,182	$1,064,515	$1,075,224
2/28/23	$1,080,946	$1,036,991	$1,055,910
3/31/23	$1,100,346	$1,063,333	$1,080,144
4/30/23	$1,107,432	$1,069,778	$1,086,737
5/31/23	$1,099,455	$1,058,130	$1,078,692
6/30/23	$1,091,615	$1,054,356	$1,071,359
7/31/23	$1,097,669	$1,053,621	$1,074,165
8/31/23	$1,098,014	$1,046,891	$1,074,010
9/30/23	$1,086,183	$1,020,288	$1,062,440
10/31/23	$1,080,302	$1,004,186	$1,057,519
11/30/23	$1,111,183	$1,049,662	$1,085,704
12/31/23	$1,138,445	$1,089,842	$1,110,876
1/31/24	$1,142,307	$1,086,849	$1,113,197
2/29/24	$1,132,541	$1,071,494	$1,102,135
3/31/24	$1,140,717	$1,081,388	$1,109,208
4/30/24	$1,123,592	$1,054,074	$1,094,242
5/31/24	$1,139,458	$1,071,944	$1,107,442
6/30/24	$1,147,015	$1,082,092	$1,116,274
7/31/24	$1,170,042	$1,107,367	$1,137,255
8/31/24	$1,181,863	$1,123,279	$1,150,345
9/30/24	$1,195,672	$1,138,319	$1,162,822
10/31/24	$1,174,339	$1,110,090	$1,144,217
11/30/24	$1,184,942	$1,121,827	$1,151,349
12/31/24	$1,178,479	$1,103,468	$1,144,202
1/31/25	$1,186,735	$1,109,322	$1,150,729
2/28/25	$1,206,070	$1,133,729	$1,166,766
3/31/25	$1,214,310	$1,134,155	$1,171,915
4/30/25	$1,222,749	$1,138,613	$1,182,785
5/31/25	$1,218,296	$1,130,460	$1,178,922
6/30/25	$1,234,446	$1,147,843	$1,191,500
7/31/25	$1,233,778	$1,144,815	$1,189,851
8/31/25	$1,252,997	$1,158,507	$1,204,371
9/30/25	$1,258,657	$1,171,145	$1,209,454
10/31/25	$1,267,613	$1,178,462	$1,214,633
11/30/25	$1,277,091	$1,185,785	$1,222,824
12/31/25	$1,279,506	$1,184,031	$1,223,908
1/31/26	$1,283,367	$1,185,295	$1,224,835
2/28/26	$1,298,316	$1,204,706	$1,238,695
3/31/26	$1,271,831	$1,183,475	$1,223,610

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	4.74%	1.56%	2.43%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Intermediate Government/Credit Index	4.41%	1.33%	2.04%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,761,083,000
Holdings Count | Holding	1,334
Advisory Fees Paid, Amount	$ 4,014,000
InvestmentCompanyPortfolioTurnover	264.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,761,083
# of Portfolio Holdings	1,334
Portfolio Turnover Rate	264%
Total Net Advisory Fees Paid During the Reporting Period	$4,014
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	54.2%
U.S. Government Agencies	21.5%
Corporate Bonds & Notes	18.9%
Sovereign Issues	8.7%
Asset-Backed Securities	8.6%
Non-Agency Mortgage-Backed Securities	4.6%
Loan Participations and Assignments	0.4%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	5.8%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(22.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.22% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.22% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000118565
Shareholder Report [Line Items]
Fund Name	PIMCO Mortgage Opportunities and Bond Fund
Class Name	Class A
Trading Symbol	PMZAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Mortgage Opportunities and Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$261	2.54%

Expenses Paid, Amount	$ 261
Expense Ratio, Percent	2.54%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to agency mortgage-backed securities (“MBS”) contributed to performance, as the sector posted positive returns.

  Exposure to non-agency residential MBS contributed to performance, as securities posted positive returns.

  Exposure to structured agency MBS contributed to performance, as the sector posted positive returns.

  Positive duration exposure detracted from performance, as interest rates increased.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$9,622	$10,000	$10,000
4/30/16	$9,698	$10,038	$10,005
5/31/16	$9,712	$10,041	$10,011
6/30/16	$9,805	$10,221	$10,016
7/31/16	$9,891	$10,286	$10,021
8/31/16	$9,888	$10,274	$10,026
9/30/16	$9,966	$10,268	$10,032
10/31/16	$10,007	$10,190	$10,039
11/30/16	$9,923	$9,949	$10,046
12/31/16	$9,977	$9,963	$10,053
1/31/17	$10,046	$9,982	$10,061
2/28/17	$10,095	$10,049	$10,069
3/31/17	$10,121	$10,044	$10,078
4/30/17	$10,180	$10,122	$10,087
5/31/17	$10,278	$10,199	$10,097
6/30/17	$10,294	$10,189	$10,107
7/31/17	$10,345	$10,233	$10,118
8/31/17	$10,444	$10,325	$10,128
9/30/17	$10,450	$10,276	$10,139
10/31/17	$10,474	$10,282	$10,151
11/30/17	$10,471	$10,268	$10,162
12/31/17	$10,484	$10,316	$10,173
1/31/18	$10,452	$10,197	$10,188
2/28/18	$10,446	$10,100	$10,202
3/31/18	$10,501	$10,165	$10,216
4/30/18	$10,487	$10,089	$10,236
5/31/18	$10,541	$10,161	$10,256
6/30/18	$10,547	$10,149	$10,275
7/31/18	$10,562	$10,151	$10,295
8/31/18	$10,600	$10,216	$10,315
9/30/18	$10,603	$10,151	$10,335
10/31/18	$10,609	$10,070	$10,356
11/30/18	$10,626	$10,131	$10,377
12/31/18	$10,604	$10,317	$10,397
1/31/19	$10,659	$10,426	$10,421
2/28/19	$10,683	$10,420	$10,446
3/31/19	$10,759	$10,620	$10,470
4/30/19	$10,794	$10,623	$10,493
5/31/19	$10,832	$10,812	$10,516
6/30/19	$10,886	$10,947	$10,538
7/31/19	$10,932	$10,971	$10,559
8/31/19	$10,961	$11,256	$10,579
9/30/19	$11,005	$11,196	$10,600
10/31/19	$11,072	$11,230	$10,618
11/30/19	$11,058	$11,224	$10,637
12/31/19	$11,094	$11,216	$10,656
1/31/20	$11,174	$11,432	$10,673
2/29/20	$11,229	$11,638	$10,690
3/31/20	$10,690	$11,569	$10,708
4/30/20	$10,923	$11,775	$10,721
5/31/20	$11,064	$11,830	$10,734
6/30/20	$11,204	$11,904	$10,747
7/31/20	$11,296	$12,082	$10,749
8/31/20	$11,416	$11,984	$10,752
9/30/20	$11,443	$11,978	$10,755
10/31/20	$11,471	$11,924	$10,757
11/30/20	$11,560	$12,041	$10,759
12/31/20	$11,652	$12,058	$10,761
1/31/21	$11,710	$11,971	$10,763
2/28/21	$11,725	$11,799	$10,765
3/31/21	$11,689	$11,651	$10,768
4/30/21	$11,750	$11,743	$10,769
5/31/21	$11,745	$11,782	$10,771
6/30/21	$11,783	$11,864	$10,773
7/31/21	$11,856	$11,997	$10,774
8/31/21	$11,851	$11,974	$10,776
9/30/21	$11,836	$11,871	$10,777
10/31/21	$11,832	$11,867	$10,778
11/30/21	$11,838	$11,902	$10,779
12/31/21	$11,845	$11,872	$10,781
1/31/22	$11,807	$11,616	$10,783
2/28/22	$11,760	$11,487	$10,785
3/31/22	$11,595	$11,168	$10,787
4/30/22	$11,363	$10,744	$10,796
5/31/22	$11,328	$10,813	$10,805
6/30/22	$11,100	$10,643	$10,814
7/31/22	$11,261	$10,903	$10,828
8/31/22	$11,188	$10,595	$10,850
9/30/22	$10,879	$10,138	$10,872
10/31/22	$10,777	$10,006	$10,900
11/30/22	$10,935	$10,374	$10,934
12/31/22	$10,989	$10,327	$10,972
1/31/23	$11,208	$10,645	$11,013
2/28/23	$11,145	$10,370	$11,052
3/31/23	$11,186	$10,633	$11,096
4/30/23	$11,235	$10,698	$11,140
5/31/23	$11,249	$10,581	$11,188
6/30/23	$11,312	$10,544	$11,236
7/31/23	$11,359	$10,536	$11,285
8/31/23	$11,361	$10,469	$11,336
9/30/23	$11,248	$10,203	$11,387
10/31/23	$11,082	$10,042	$11,439
11/30/23	$11,441	$10,497	$11,490
12/31/23	$11,705	$10,898	$11,543
1/31/24	$11,749	$10,868	$11,596
2/29/24	$11,752	$10,715	$11,645
3/31/24	$11,873	$10,814	$11,699
4/30/24	$11,722	$10,541	$11,751
5/31/24	$11,902	$10,719	$11,805
6/30/24	$11,981	$10,821	$11,854
7/31/24	$12,211	$11,074	$11,912
8/31/24	$12,343	$11,233	$11,967
9/30/24	$12,439	$11,383	$12,018
10/31/24	$12,235	$11,101	$12,068
11/30/24	$12,359	$11,218	$12,116
12/31/24	$12,322	$11,035	$12,163
1/31/25	$12,420	$11,093	$12,208
2/28/25	$12,627	$11,337	$12,250
3/31/25	$12,670	$11,342	$12,295
4/30/25	$12,714	$11,386	$12,340
5/31/25	$12,709	$11,305	$12,386
6/30/25	$12,860	$11,478	$12,430
7/31/25	$12,848	$11,448	$12,477
8/31/25	$13,059	$11,585	$12,524
9/30/25	$13,085	$11,711	$12,569
10/31/25	$13,174	$11,785	$12,614
11/30/25	$13,269	$11,858	$12,656
12/31/25	$13,320	$11,840	$12,697
1/31/26	$13,376	$11,853	$12,738
2/28/26	$13,526	$12,047	$12,774
3/31/26	$13,354	$11,835	$12,814

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	5.40%	2.70%	3.33%
Class A (including sales charge)	1.49%	1.91%	2.93%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 13,605,449,000
Holdings Count | Holding	3,878
Advisory Fees Paid, Amount	$ 43,990,000
InvestmentCompanyPortfolioTurnover	1004.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$13,605,449
# of Portfolio Holdings	3,878
Portfolio Turnover Rate	1,004%
Total Net Advisory Fees Paid During the Reporting Period	$43,990
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	148.1%
Asset-Backed Securities	27.3%
Non-Agency Mortgage-Backed Securities	26.2%
Corporate Bonds & Notes	1.0%
U.S. Treasury Obligations	0.3%
Other Investments	0.1%
Short-Term Instruments	0.8%
Affiliated Investments	2.6%
Financial Derivative Instruments	1.9%
Other Assets and Liabilities, Net	(108.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.46% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.46% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000118566
Shareholder Report [Line Items]
Fund Name	PIMCO Mortgage Opportunities and Bond Fund
Class Name	Class C
Trading Symbol	PMZCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Mortgage Opportunities and Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$337	3.29%

Expenses Paid, Amount	$ 337
Expense Ratio, Percent	3.29%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to agency mortgage-backed securities (“MBS”) contributed to performance, as the sector posted positive returns.

  Exposure to non-agency residential MBS contributed to performance, as securities posted positive returns.

  Exposure to structured agency MBS contributed to performance, as the sector posted positive returns.

  Positive duration exposure detracted from performance, as interest rates increased.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,073	$10,038	$10,005
5/31/16	$10,081	$10,041	$10,011
6/30/16	$10,172	$10,221	$10,016
7/31/16	$10,254	$10,286	$10,021
8/31/16	$10,245	$10,274	$10,026
9/30/16	$10,319	$10,268	$10,032
10/31/16	$10,355	$10,190	$10,039
11/30/16	$10,261	$9,949	$10,046
12/31/16	$10,311	$9,963	$10,053
1/31/17	$10,376	$9,982	$10,061
2/28/17	$10,421	$10,049	$10,069
3/31/17	$10,440	$10,044	$10,078
4/30/17	$10,495	$10,122	$10,087
5/31/17	$10,590	$10,199	$10,097
6/30/17	$10,599	$10,189	$10,107
7/31/17	$10,646	$10,233	$10,118
8/31/17	$10,741	$10,325	$10,128
9/30/17	$10,740	$10,276	$10,139
10/31/17	$10,758	$10,282	$10,151
11/30/17	$10,748	$10,268	$10,162
12/31/17	$10,755	$10,316	$10,173
1/31/18	$10,715	$10,197	$10,188
2/28/18	$10,703	$10,100	$10,202
3/31/18	$10,752	$10,165	$10,216
4/30/18	$10,731	$10,089	$10,236
5/31/18	$10,780	$10,161	$10,256
6/30/18	$10,779	$10,149	$10,275
7/31/18	$10,788	$10,151	$10,295
8/31/18	$10,819	$10,216	$10,315
9/30/18	$10,816	$10,151	$10,335
10/31/18	$10,816	$10,070	$10,356
11/30/18	$10,826	$10,131	$10,377
12/31/18	$10,797	$10,317	$10,397
1/31/19	$10,846	$10,426	$10,421
2/28/19	$10,864	$10,420	$10,446
3/31/19	$10,934	$10,620	$10,470
4/30/19	$10,963	$10,623	$10,493
5/31/19	$10,994	$10,812	$10,516
6/30/19	$11,042	$10,947	$10,538
7/31/19	$11,082	$10,971	$10,559
8/31/19	$11,103	$11,256	$10,579
9/30/19	$11,142	$11,196	$10,600
10/31/19	$11,202	$11,230	$10,618
11/30/19	$11,181	$11,224	$10,637
12/31/19	$11,211	$11,216	$10,656
1/31/20	$11,284	$11,432	$10,673
2/29/20	$11,333	$11,638	$10,690
3/31/20	$10,782	$11,569	$10,708
4/30/20	$11,010	$11,775	$10,721
5/31/20	$11,145	$11,830	$10,734
6/30/20	$11,279	$11,904	$10,747
7/31/20	$11,364	$12,082	$10,749
8/31/20	$11,477	$11,984	$10,752
9/30/20	$11,497	$11,978	$10,755
10/31/20	$11,518	$11,924	$10,757
11/30/20	$11,601	$12,041	$10,759
12/31/20	$11,685	$12,058	$10,761
1/31/21	$11,736	$11,971	$10,763
2/28/21	$11,744	$11,799	$10,765
3/31/21	$11,701	$11,651	$10,768
4/30/21	$11,755	$11,743	$10,769
5/31/21	$11,742	$11,782	$10,771
6/30/21	$11,773	$11,864	$10,773
7/31/21	$11,838	$11,997	$10,774
8/31/21	$11,826	$11,974	$10,776
9/30/21	$11,803	$11,871	$10,777
10/31/21	$11,792	$11,867	$10,778
11/30/21	$11,791	$11,902	$10,779
12/31/21	$11,790	$11,872	$10,781
1/31/22	$11,745	$11,616	$10,783
2/28/22	$11,691	$11,487	$10,785
3/31/22	$11,520	$11,168	$10,787
4/30/22	$11,282	$10,744	$10,796
5/31/22	$11,241	$10,813	$10,805
6/30/22	$11,007	$10,643	$10,814
7/31/22	$11,160	$10,903	$10,828
8/31/22	$11,081	$10,595	$10,850
9/30/22	$10,767	$10,138	$10,872
10/31/22	$10,660	$10,006	$10,900
11/30/22	$10,810	$10,374	$10,934
12/31/22	$10,856	$10,327	$10,972
1/31/23	$11,066	$10,645	$11,013
2/28/23	$10,997	$10,370	$11,052
3/31/23	$11,030	$10,633	$11,096
4/30/23	$11,072	$10,698	$11,140
5/31/23	$11,079	$10,581	$11,188
6/30/23	$11,134	$10,544	$11,236
7/31/23	$11,173	$10,536	$11,285
8/31/23	$11,168	$10,469	$11,336
9/30/23	$11,050	$10,203	$11,387
10/31/23	$10,880	$10,042	$11,439
11/30/23	$11,226	$10,497	$11,490
12/31/23	$11,477	$10,898	$11,543
1/31/24	$11,513	$10,868	$11,596
2/29/24	$11,509	$10,715	$11,645
3/31/24	$11,620	$10,814	$11,699
4/30/24	$11,465	$10,541	$11,751
5/31/24	$11,633	$10,719	$11,805
6/30/24	$11,705	$10,821	$11,854
7/31/24	$11,921	$11,074	$11,912
8/31/24	$12,043	$11,233	$11,967
9/30/24	$12,129	$11,383	$12,018
10/31/24	$11,923	$11,101	$12,068
11/30/24	$12,036	$11,218	$12,116
12/31/24	$11,992	$11,035	$12,163
1/31/25	$12,079	$11,093	$12,208
2/28/25	$12,274	$11,337	$12,250
3/31/25	$12,308	$11,342	$12,295
4/30/25	$12,344	$11,386	$12,340
5/31/25	$12,330	$11,305	$12,386
6/30/25	$12,470	$11,478	$12,430
7/31/25	$12,450	$11,448	$12,477
8/31/25	$12,646	$11,585	$12,524
9/30/25	$12,664	$11,711	$12,569
10/31/25	$12,741	$11,785	$12,614
11/30/25	$12,826	$11,858	$12,656
12/31/25	$12,867	$11,840	$12,697
1/31/26	$12,913	$11,853	$12,738
2/28/26	$13,050	$12,047	$12,774
3/31/26	$12,875	$11,835	$12,814

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	4.61%	1.93%	2.56%
Class C (including sales charge)	3.61%	1.93%	2.56%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 13,605,449,000
Holdings Count | Holding	3,878
Advisory Fees Paid, Amount	$ 43,990,000
InvestmentCompanyPortfolioTurnover	1004.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$13,605,449
# of Portfolio Holdings	3,878
Portfolio Turnover Rate	1,004%
Total Net Advisory Fees Paid During the Reporting Period	$43,990
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	148.1%
Asset-Backed Securities	27.3%
Non-Agency Mortgage-Backed Securities	26.2%
Corporate Bonds & Notes	1.0%
U.S. Treasury Obligations	0.3%
Other Investments	0.1%
Short-Term Instruments	0.8%
Affiliated Investments	2.6%
Financial Derivative Instruments	1.9%
Other Assets and Liabilities, Net	(108.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.46% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.46% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000118561
Shareholder Report [Line Items]
Fund Name	PIMCO Mortgage Opportunities and Bond Fund
Class Name	Institutional Class
Trading Symbol	PMZIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Mortgage Opportunities and Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$220	2.14%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	2.14%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to agency mortgage-backed securities (“MBS”) contributed to performance, as the sector posted positive returns.

  Exposure to non-agency residential MBS contributed to performance, as securities posted positive returns.

  Exposure to structured agency MBS contributed to performance, as the sector posted positive returns.

  Positive duration exposure detracted from performance, as interest rates increased.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,008,235	$1,003,838	$1,000,526
5/31/16	$1,010,010	$1,004,096	$1,001,052
6/30/16	$1,020,063	$1,022,137	$1,001,578
7/31/16	$1,029,322	$1,028,599	$1,002,105
8/31/16	$1,029,386	$1,027,423	$1,002,632
9/30/16	$1,037,881	$1,026,821	$1,003,159
10/31/16	$1,042,413	$1,018,967	$1,003,860
11/30/16	$1,034,016	$994,865	$1,004,560
12/31/16	$1,040,086	$996,268	$1,005,261
1/31/17	$1,047,563	$998,223	$1,006,097
2/28/17	$1,053,038	$1,004,932	$1,006,934
3/31/17	$1,056,112	$1,004,405	$1,007,772
4/30/17	$1,062,579	$1,012,156	$1,008,736
5/31/17	$1,073,204	$1,019,947	$1,009,699
6/30/17	$1,075,242	$1,018,920	$1,010,664
7/31/17	$1,080,884	$1,023,305	$1,011,756
8/31/17	$1,091,595	$1,032,484	$1,012,848
9/30/17	$1,092,579	$1,027,566	$1,013,943
10/31/17	$1,095,427	$1,028,161	$1,015,069
11/30/17	$1,095,413	$1,026,841	$1,016,196
12/31/17	$1,097,211	$1,031,554	$1,017,325
1/31/18	$1,094,227	$1,019,674	$1,018,760
2/28/18	$1,093,978	$1,010,008	$1,020,198
3/31/18	$1,100,090	$1,016,485	$1,021,638
4/30/18	$1,098,937	$1,008,925	$1,023,597
5/31/18	$1,104,973	$1,016,126	$1,025,561
6/30/18	$1,106,008	$1,014,876	$1,027,529
7/31/18	$1,107,953	$1,015,117	$1,029,527
8/31/18	$1,112,316	$1,021,649	$1,031,530
9/30/18	$1,112,964	$1,015,070	$1,033,537
10/31/18	$1,114,010	$1,007,049	$1,035,592
11/30/18	$1,116,175	$1,013,060	$1,037,651
12/31/18	$1,114,260	$1,031,671	$1,039,715
1/31/19	$1,120,393	$1,042,627	$1,042,143
2/28/19	$1,123,230	$1,042,023	$1,044,577
3/31/19	$1,131,575	$1,062,032	$1,047,017
4/30/19	$1,135,673	$1,062,304	$1,049,286
5/31/19	$1,140,088	$1,081,161	$1,051,561
6/30/19	$1,146,101	$1,094,739	$1,053,840
7/31/19	$1,151,385	$1,097,147	$1,055,886
8/31/19	$1,154,784	$1,125,576	$1,057,936
9/30/19	$1,159,789	$1,119,581	$1,059,991
10/31/19	$1,167,236	$1,122,953	$1,061,850
11/30/19	$1,166,207	$1,122,381	$1,063,711
12/31/19	$1,170,446	$1,121,599	$1,065,577
1/31/20	$1,179,223	$1,143,184	$1,067,304
2/29/20	$1,185,435	$1,163,759	$1,069,033
3/31/20	$1,128,913	$1,156,911	$1,070,765
4/30/20	$1,153,879	$1,177,476	$1,072,060
5/31/20	$1,169,196	$1,182,959	$1,073,355
6/30/20	$1,184,449	$1,190,410	$1,074,652
7/31/20	$1,194,577	$1,208,191	$1,074,928
8/31/20	$1,207,608	$1,198,439	$1,075,203
9/30/20	$1,210,845	$1,197,782	$1,075,480
10/31/20	$1,214,308	$1,192,434	$1,075,677
11/30/20	$1,224,115	$1,204,134	$1,075,874
12/31/20	$1,234,326	$1,205,794	$1,076,072
1/31/21	$1,240,775	$1,197,148	$1,076,299
2/28/21	$1,242,733	$1,179,861	$1,076,527
3/31/21	$1,239,379	$1,165,128	$1,076,755
4/30/21	$1,246,322	$1,174,333	$1,076,937
5/31/21	$1,246,135	$1,178,169	$1,077,119
6/30/21	$1,250,615	$1,186,447	$1,077,300
7/31/21	$1,258,756	$1,199,713	$1,077,433
8/31/21	$1,258,680	$1,197,429	$1,077,565
9/30/21	$1,257,454	$1,187,061	$1,077,697
10/31/21	$1,257,490	$1,186,734	$1,077,815
11/30/21	$1,258,543	$1,190,245	$1,077,933
12/31/21	$1,259,799	$1,187,200	$1,078,052
1/31/22	$1,256,059	$1,161,622	$1,078,252
2/28/22	$1,251,489	$1,148,663	$1,078,453
3/31/22	$1,234,378	$1,116,751	$1,078,655
4/30/22	$1,210,094	$1,074,373	$1,079,559
5/31/22	$1,206,758	$1,081,300	$1,080,464
6/30/22	$1,182,843	$1,064,336	$1,081,370
7/31/22	$1,200,417	$1,090,343	$1,082,840
8/31/22	$1,193,076	$1,059,533	$1,084,974
9/30/22	$1,160,542	$1,013,755	$1,087,187
10/31/22	$1,149,997	$1,000,624	$1,090,024
11/30/22	$1,167,287	$1,037,423	$1,093,382
12/31/22	$1,173,455	$1,032,743	$1,097,197
1/31/23	$1,197,233	$1,064,515	$1,101,269
2/28/23	$1,190,870	$1,036,991	$1,105,156
3/31/23	$1,195,613	$1,063,333	$1,109,554
4/30/23	$1,201,249	$1,069,778	$1,114,015
5/31/23	$1,203,151	$1,058,130	$1,118,838
6/30/23	$1,210,331	$1,054,356	$1,123,559
7/31/23	$1,215,709	$1,053,621	$1,128,492
8/31/23	$1,216,317	$1,046,891	$1,133,649
9/30/23	$1,204,658	$1,020,288	$1,138,672
10/31/23	$1,187,267	$1,004,186	$1,143,887
11/30/23	$1,226,138	$1,049,662	$1,148,966
12/31/23	$1,254,895	$1,089,842	$1,154,251
1/31/24	$1,259,946	$1,086,849	$1,159,560
2/29/24	$1,260,702	$1,071,494	$1,164,535
3/31/24	$1,274,113	$1,081,388	$1,169,880
4/30/24	$1,258,318	$1,054,074	$1,175,074
5/31/24	$1,278,061	$1,071,944	$1,180,456
6/30/24	$1,286,996	$1,082,092	$1,185,355
7/31/24	$1,312,081	$1,107,367	$1,191,175
8/31/24	$1,326,815	$1,123,279	$1,196,655
9/30/24	$1,337,486	$1,138,319	$1,201,824
10/31/24	$1,316,058	$1,110,090	$1,206,847
11/30/24	$1,329,849	$1,121,827	$1,211,567
12/31/24	$1,326,300	$1,103,468	$1,216,304
1/31/25	$1,337,325	$1,109,322	$1,220,841
2/28/25	$1,360,013	$1,133,729	$1,224,967
3/31/25	$1,365,012	$1,134,155	$1,229,536
4/30/25	$1,370,259	$1,138,613	$1,233,987
5/31/25	$1,370,106	$1,130,460	$1,238,578
6/30/25	$1,386,864	$1,147,843	$1,243,036
7/31/25	$1,386,023	$1,144,815	$1,247,698
8/31/25	$1,409,236	$1,158,507	$1,252,364
9/30/25	$1,412,495	$1,171,145	$1,256,860
10/31/25	$1,422,652	$1,178,462	$1,261,410
11/30/25	$1,433,283	$1,185,785	$1,265,611
12/31/25	$1,439,318	$1,184,031	$1,269,736
1/31/26	$1,445,847	$1,185,295	$1,273,762
2/28/26	$1,462,505	$1,204,706	$1,277,392
3/31/26	$1,444,293	$1,183,475	$1,281,416

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.81%	3.11%	3.74%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 13,605,449,000
Holdings Count | Holding	3,878
Advisory Fees Paid, Amount	$ 43,990,000
InvestmentCompanyPortfolioTurnover	1004.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$13,605,449
# of Portfolio Holdings	3,878
Portfolio Turnover Rate	1,004%
Total Net Advisory Fees Paid During the Reporting Period	$43,990
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	148.1%
Asset-Backed Securities	27.3%
Non-Agency Mortgage-Backed Securities	26.2%
Corporate Bonds & Notes	1.0%
U.S. Treasury Obligations	0.3%
Other Investments	0.1%
Short-Term Instruments	0.8%
Affiliated Investments	2.6%
Financial Derivative Instruments	1.9%
Other Assets and Liabilities, Net	(108.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.46% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.46% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000118562
Shareholder Report [Line Items]
Fund Name	PIMCO Mortgage Opportunities and Bond Fund
Class Name	I-2
Trading Symbol	PMZPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Mortgage Opportunities and Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$230	2.24%

Expenses Paid, Amount	$ 230
Expense Ratio, Percent	2.24%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to agency mortgage-backed securities (“MBS”) contributed to performance, as the sector posted positive returns.

  Exposure to non-agency residential MBS contributed to performance, as securities posted positive returns.

  Exposure to structured agency MBS contributed to performance, as the sector posted positive returns.

  Positive duration exposure detracted from performance, as interest rates increased.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,008,046	$1,003,838	$1,000,526
5/31/16	$1,009,736	$1,004,096	$1,001,052
6/30/16	$1,019,702	$1,022,137	$1,001,578
7/31/16	$1,028,872	$1,028,599	$1,002,105
8/31/16	$1,028,849	$1,027,423	$1,002,632
9/30/16	$1,037,249	$1,026,821	$1,003,159
10/31/16	$1,041,696	$1,018,967	$1,003,860
11/30/16	$1,033,219	$994,865	$1,004,560
12/31/16	$1,039,191	$996,268	$1,005,261
1/31/17	$1,046,578	$998,223	$1,006,097
2/28/17	$1,051,967	$1,004,932	$1,006,934
3/31/17	$1,054,944	$1,004,405	$1,007,772
4/30/17	$1,061,324	$1,012,156	$1,008,736
5/31/17	$1,071,847	$1,019,947	$1,009,699
6/30/17	$1,073,789	$1,018,920	$1,010,664
7/31/17	$1,079,341	$1,023,305	$1,011,756
8/31/17	$1,089,946	$1,032,484	$1,012,848
9/30/17	$1,090,838	$1,027,566	$1,013,943
10/31/17	$1,093,594	$1,028,161	$1,015,069
11/30/17	$1,093,491	$1,026,841	$1,016,196
12/31/17	$1,095,189	$1,031,554	$1,017,325
1/31/18	$1,092,120	$1,019,674	$1,018,760
2/28/18	$1,091,787	$1,010,008	$1,020,198
3/31/18	$1,097,791	$1,016,485	$1,021,638
4/30/18	$1,096,554	$1,008,925	$1,023,597
5/31/18	$1,102,483	$1,016,126	$1,025,561
6/30/18	$1,103,422	$1,014,876	$1,027,529
7/31/18	$1,105,272	$1,015,117	$1,029,527
8/31/18	$1,109,522	$1,021,649	$1,031,530
9/30/18	$1,110,086	$1,015,070	$1,033,537
10/31/18	$1,111,035	$1,007,049	$1,035,592
11/30/18	$1,113,097	$1,013,060	$1,037,651
12/31/18	$1,111,095	$1,031,671	$1,039,715
1/31/19	$1,117,117	$1,042,627	$1,042,143
2/28/19	$1,119,859	$1,042,023	$1,044,577
3/31/19	$1,128,082	$1,062,032	$1,047,017
4/30/19	$1,132,074	$1,062,304	$1,049,286
5/31/19	$1,136,372	$1,081,161	$1,051,561
6/30/19	$1,142,277	$1,094,739	$1,053,840
7/31/19	$1,147,446	$1,097,147	$1,055,886
8/31/19	$1,150,729	$1,125,576	$1,057,936
9/30/19	$1,155,628	$1,119,581	$1,059,991
10/31/19	$1,162,950	$1,122,953	$1,061,850
11/30/19	$1,161,825	$1,122,381	$1,063,711
12/31/19	$1,165,949	$1,121,599	$1,065,577
1/31/20	$1,174,589	$1,143,184	$1,067,304
2/29/20	$1,180,687	$1,163,759	$1,069,033
3/31/20	$1,124,293	$1,156,911	$1,070,765
4/30/20	$1,149,059	$1,177,476	$1,072,060
5/31/20	$1,164,210	$1,182,959	$1,073,355
6/30/20	$1,179,300	$1,190,410	$1,074,652
7/31/20	$1,189,276	$1,208,191	$1,074,928
8/31/20	$1,202,153	$1,198,439	$1,075,203
9/30/20	$1,205,277	$1,197,782	$1,075,480
10/31/20	$1,208,617	$1,192,434	$1,075,677
11/30/20	$1,218,282	$1,204,134	$1,075,874
12/31/20	$1,228,331	$1,205,794	$1,076,072
1/31/21	$1,234,655	$1,197,148	$1,076,299
2/28/21	$1,236,509	$1,179,861	$1,076,527
3/31/21	$1,233,066	$1,165,128	$1,076,755
4/30/21	$1,239,865	$1,174,333	$1,076,937
5/31/21	$1,239,581	$1,178,169	$1,077,119
6/30/21	$1,243,935	$1,186,447	$1,077,300
7/31/21	$1,251,923	$1,199,713	$1,077,433
8/31/21	$1,251,744	$1,197,429	$1,077,565
9/30/21	$1,250,423	$1,187,061	$1,077,697
10/31/21	$1,250,351	$1,186,734	$1,077,815
11/30/21	$1,251,296	$1,190,245	$1,077,933
12/31/21	$1,252,431	$1,187,200	$1,078,052
1/31/22	$1,248,613	$1,161,622	$1,078,252
2/28/22	$1,243,976	$1,148,663	$1,078,453
3/31/22	$1,226,861	$1,116,751	$1,078,655
4/30/22	$1,202,621	$1,074,373	$1,079,559
5/31/22	$1,199,207	$1,081,300	$1,080,464
6/30/22	$1,175,343	$1,064,336	$1,081,370
7/31/22	$1,192,706	$1,090,343	$1,082,840
8/31/22	$1,185,310	$1,059,533	$1,084,974
9/30/22	$1,152,884	$1,013,755	$1,087,187
10/31/22	$1,142,316	$1,000,624	$1,090,024
11/30/22	$1,159,397	$1,037,423	$1,093,382
12/31/22	$1,165,418	$1,032,743	$1,097,197
1/31/23	$1,188,941	$1,064,515	$1,101,269
2/28/23	$1,182,531	$1,036,991	$1,105,156
3/31/23	$1,187,134	$1,063,333	$1,109,554
4/30/23	$1,192,639	$1,069,778	$1,114,015
5/31/23	$1,194,426	$1,058,130	$1,118,838
6/30/23	$1,201,449	$1,054,356	$1,123,559
7/31/23	$1,206,692	$1,053,621	$1,128,492
8/31/23	$1,207,194	$1,046,891	$1,133,649
9/30/23	$1,195,519	$1,020,288	$1,138,672
10/31/23	$1,178,162	$1,004,186	$1,143,887
11/30/23	$1,216,638	$1,049,662	$1,148,966
12/31/23	$1,245,066	$1,089,842	$1,154,251
1/31/24	$1,249,975	$1,086,849	$1,159,560
2/29/24	$1,250,626	$1,071,494	$1,164,535
3/31/24	$1,263,824	$1,081,388	$1,169,880
4/30/24	$1,248,052	$1,054,074	$1,175,074
5/31/24	$1,267,545	$1,071,944	$1,180,456
6/30/24	$1,276,330	$1,082,092	$1,185,355
7/31/24	$1,301,122	$1,107,367	$1,191,175
8/31/24	$1,315,596	$1,123,279	$1,196,655
9/30/24	$1,326,099	$1,138,319	$1,201,824
10/31/24	$1,304,723	$1,110,090	$1,206,847
11/30/24	$1,318,265	$1,121,827	$1,211,567
12/31/24	$1,314,615	$1,103,468	$1,216,304
1/31/25	$1,325,405	$1,109,322	$1,220,841
2/28/25	$1,347,811	$1,133,729	$1,224,967
3/31/25	$1,352,682	$1,134,155	$1,229,536
4/30/25	$1,357,794	$1,138,613	$1,233,987
5/31/25	$1,357,550	$1,130,460	$1,238,578
6/30/25	$1,374,026	$1,147,843	$1,243,036
7/31/25	$1,373,102	$1,144,815	$1,247,698
8/31/25	$1,395,957	$1,158,507	$1,252,364
9/30/25	$1,399,099	$1,171,145	$1,256,860
10/31/25	$1,409,012	$1,178,462	$1,261,410
11/30/25	$1,419,458	$1,185,785	$1,265,611
12/31/25	$1,425,305	$1,184,031	$1,269,736
1/31/26	$1,431,677	$1,185,295	$1,273,762
2/28/26	$1,448,086	$1,204,706	$1,277,392
3/31/26	$1,429,962	$1,183,475	$1,281,416

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	5.71%	3.01%	3.64%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 13,605,449,000
Holdings Count | Holding	3,878
Advisory Fees Paid, Amount	$ 43,990,000
InvestmentCompanyPortfolioTurnover	1004.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$13,605,449
# of Portfolio Holdings	3,878
Portfolio Turnover Rate	1,004%
Total Net Advisory Fees Paid During the Reporting Period	$43,990
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	148.1%
Asset-Backed Securities	27.3%
Non-Agency Mortgage-Backed Securities	26.2%
Corporate Bonds & Notes	1.0%
U.S. Treasury Obligations	0.3%
Other Investments	0.1%
Short-Term Instruments	0.8%
Affiliated Investments	2.6%
Financial Derivative Instruments	1.9%
Other Assets and Liabilities, Net	(108.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.46% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.46% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000200465
Shareholder Report [Line Items]
Fund Name	PIMCO Mortgage Opportunities and Bond Fund
Class Name	I-3
Trading Symbol	PMZNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Mortgage Opportunities and Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$235	2.29%

Expenses Paid, Amount	$ 235
Expense Ratio, Percent	2.29%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to agency mortgage-backed securities (“MBS”) contributed to performance, as the sector posted positive returns.

  Exposure to non-agency residential MBS contributed to performance, as securities posted positive returns.

  Exposure to structured agency MBS contributed to performance, as the sector posted positive returns.

  Positive duration exposure detracted from performance, as interest rates increased.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-3	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,008,111	$1,003,838	$1,000,526
5/31/16	$1,009,759	$1,004,096	$1,001,052
6/30/16	$1,019,685	$1,022,137	$1,001,578
7/31/16	$1,028,810	$1,028,599	$1,002,105
8/31/16	$1,028,744	$1,027,423	$1,002,632
9/30/16	$1,037,106	$1,026,821	$1,003,159
10/31/16	$1,041,503	$1,018,967	$1,003,860
11/30/16	$1,032,986	$994,865	$1,004,560
12/31/16	$1,038,919	$996,268	$1,005,261
1/31/17	$1,046,255	$998,223	$1,006,097
2/28/17	$1,051,602	$1,004,932	$1,006,934
3/31/17	$1,054,538	$1,004,405	$1,007,772
4/30/17	$1,060,866	$1,012,156	$1,008,736
5/31/17	$1,071,337	$1,019,947	$1,009,699
6/30/17	$1,073,240	$1,018,920	$1,010,664
7/31/17	$1,078,735	$1,023,305	$1,011,756
8/31/17	$1,089,286	$1,032,484	$1,012,848
9/30/17	$1,090,134	$1,027,566	$1,013,943
10/31/17	$1,092,836	$1,028,161	$1,015,069
11/30/17	$1,092,688	$1,026,841	$1,016,196
12/31/17	$1,094,343	$1,031,554	$1,017,325
1/31/18	$1,091,227	$1,019,674	$1,018,760
2/28/18	$1,090,853	$1,010,008	$1,020,198
3/31/18	$1,096,808	$1,016,485	$1,021,638
4/30/18	$1,095,440	$1,008,925	$1,023,597
5/31/18	$1,101,317	$1,016,126	$1,025,561
6/30/18	$1,102,208	$1,014,876	$1,027,529
7/31/18	$1,104,011	$1,015,117	$1,029,527
8/31/18	$1,108,205	$1,021,649	$1,031,530
9/30/18	$1,108,727	$1,015,070	$1,033,537
10/31/18	$1,109,627	$1,007,049	$1,035,592
11/30/18	$1,111,638	$1,013,060	$1,037,651
12/31/18	$1,109,594	$1,031,671	$1,039,715
1/31/19	$1,115,561	$1,042,627	$1,042,143
2/28/19	$1,118,256	$1,042,023	$1,044,577
3/31/19	$1,126,419	$1,062,032	$1,047,017
4/30/19	$1,130,358	$1,062,304	$1,049,286
5/31/19	$1,134,598	$1,081,161	$1,051,561
6/30/19	$1,140,449	$1,094,739	$1,053,840
7/31/19	$1,145,562	$1,097,147	$1,055,886
8/31/19	$1,148,787	$1,125,576	$1,057,936
9/30/19	$1,153,633	$1,119,581	$1,059,991
10/31/19	$1,160,893	$1,122,953	$1,061,850
11/30/19	$1,159,722	$1,122,381	$1,063,711
12/31/19	$1,163,789	$1,121,599	$1,065,577
1/31/20	$1,172,361	$1,143,184	$1,067,304
2/29/20	$1,178,401	$1,163,759	$1,069,033
3/31/20	$1,122,069	$1,156,911	$1,070,765
4/30/20	$1,146,736	$1,177,476	$1,072,060
5/31/20	$1,161,807	$1,182,959	$1,073,355
6/30/20	$1,176,816	$1,190,410	$1,074,652
7/31/20	$1,186,717	$1,208,191	$1,074,928
8/31/20	$1,199,518	$1,198,439	$1,075,203
9/30/20	$1,202,586	$1,197,782	$1,075,480
10/31/20	$1,205,866	$1,192,434	$1,075,677
11/30/20	$1,215,460	$1,204,134	$1,075,874
12/31/20	$1,225,429	$1,205,794	$1,076,072
1/31/21	$1,231,692	$1,197,148	$1,076,299
2/28/21	$1,233,494	$1,179,861	$1,076,527
3/31/21	$1,230,008	$1,165,128	$1,076,755
4/30/21	$1,236,736	$1,174,333	$1,076,937
5/31/21	$1,236,403	$1,178,169	$1,077,119
6/30/21	$1,240,695	$1,186,447	$1,077,300
7/31/21	$1,248,608	$1,199,713	$1,077,433
8/31/21	$1,248,378	$1,197,429	$1,077,565
9/30/21	$1,247,009	$1,187,061	$1,077,697
10/31/21	$1,246,884	$1,186,734	$1,077,815
11/30/21	$1,247,775	$1,190,245	$1,077,933
12/31/21	$1,248,850	$1,187,200	$1,078,052
1/31/22	$1,244,994	$1,161,622	$1,078,252
2/28/22	$1,240,322	$1,148,663	$1,078,453
3/31/22	$1,223,205	$1,116,751	$1,078,655
4/30/22	$1,198,985	$1,074,373	$1,079,559
5/31/22	$1,195,532	$1,081,300	$1,080,464
6/30/22	$1,171,692	$1,064,336	$1,081,370
7/31/22	$1,188,951	$1,090,343	$1,082,840
8/31/22	$1,181,529	$1,059,533	$1,084,974
9/30/22	$1,149,154	$1,013,755	$1,087,187
10/31/22	$1,138,575	$1,000,624	$1,090,024
11/30/22	$1,155,553	$1,037,423	$1,093,382
12/31/22	$1,161,501	$1,032,743	$1,097,197
1/31/23	$1,184,899	$1,064,515	$1,101,269
2/28/23	$1,178,465	$1,036,991	$1,105,156
3/31/23	$1,182,999	$1,063,333	$1,109,554
4/30/23	$1,188,440	$1,069,778	$1,114,015
5/31/23	$1,190,169	$1,058,130	$1,118,838
6/30/23	$1,197,115	$1,054,356	$1,123,559
7/31/23	$1,202,292	$1,053,621	$1,128,492
8/31/23	$1,202,741	$1,046,891	$1,133,649
9/30/23	$1,191,059	$1,020,288	$1,138,672
10/31/23	$1,173,717	$1,004,186	$1,143,887
11/30/23	$1,212,000	$1,049,662	$1,148,966
12/31/23	$1,240,265	$1,089,842	$1,154,251
1/31/24	$1,245,105	$1,086,849	$1,159,560
2/29/24	$1,245,704	$1,071,494	$1,164,535
3/31/24	$1,258,798	$1,081,388	$1,169,880
4/30/24	$1,243,037	$1,054,074	$1,175,074
5/31/24	$1,262,407	$1,071,944	$1,180,456
6/30/24	$1,271,081	$1,082,092	$1,185,355
7/31/24	$1,295,686	$1,107,367	$1,191,175
8/31/24	$1,310,054	$1,123,279	$1,196,655
9/30/24	$1,320,434	$1,138,319	$1,201,824
10/31/24	$1,299,107	$1,110,090	$1,206,847
11/30/24	$1,312,547	$1,121,827	$1,211,567
12/31/24	$1,308,869	$1,103,468	$1,216,304
1/31/25	$1,319,567	$1,109,322	$1,220,841
2/28/25	$1,341,794	$1,133,729	$1,224,967
3/31/25	$1,346,601	$1,134,155	$1,229,536
4/30/25	$1,351,647	$1,138,613	$1,233,987
5/31/25	$1,351,311	$1,130,460	$1,238,578
6/30/25	$1,367,670	$1,147,843	$1,243,036
7/31/25	$1,366,659	$1,144,815	$1,247,698
8/31/25	$1,389,360	$1,158,507	$1,252,364
9/30/25	$1,392,402	$1,171,145	$1,256,860
10/31/25	$1,402,218	$1,178,462	$1,261,410
11/30/25	$1,412,572	$1,185,785	$1,265,611
12/31/25	$1,418,328	$1,184,031	$1,269,736
1/31/26	$1,424,576	$1,185,295	$1,273,762
2/28/26	$1,440,819	$1,204,706	$1,277,392
3/31/26	$1,422,695	$1,183,475	$1,281,416

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	5.65%	2.95%	3.59%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 13,605,449,000
Holdings Count | Holding	3,878
Advisory Fees Paid, Amount	$ 43,990,000
InvestmentCompanyPortfolioTurnover	1004.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$13,605,449
# of Portfolio Holdings	3,878
Portfolio Turnover Rate	1,004%
Total Net Advisory Fees Paid During the Reporting Period	$43,990
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	148.1%
Asset-Backed Securities	27.3%
Non-Agency Mortgage-Backed Securities	26.2%
Corporate Bonds & Notes	1.0%
U.S. Treasury Obligations	0.3%
Other Investments	0.1%
Short-Term Instruments	0.8%
Affiliated Investments	2.6%
Financial Derivative Instruments	1.9%
Other Assets and Liabilities, Net	(108.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.46% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.46% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000217562
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return ESG Fund
Class Name	Class A
Trading Symbol	PTGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$172	1.68%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to select emerging market currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as they appreciated relative to the U.S. dollar.

  Long exposure to securitized credit, including commercial mortgage-backed securities, contributed to relative performance versus the Index, as spreads tightened.

  Curve positioning in the U.S., including underweight exposure to the long end, contributed to relative performance versus the Index, as yields rose.

  Short exposure to select emerging market currencies in Asia, including the new Taiwanese dollar in 2025 and the Singaporean dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Long exposure to duration in Australia detracted from relative performance versus the Index, as yields rose.

  Long exposure to duration in Japan detracted from relative performance versus the Index, as yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index
3/31/16	$9,773	$10,000
4/30/16	$9,824	$10,038
5/31/16	$9,850	$10,041
6/30/16	$9,970	$10,221
7/31/16	$10,078	$10,286
8/31/16	$10,063	$10,274
9/30/16	$10,087	$10,268
10/31/16	$10,028	$10,190
11/30/16	$9,779	$9,949
12/31/16	$9,845	$9,963
1/31/17	$9,915	$9,982
2/28/17	$9,982	$10,049
3/31/17	$9,977	$10,044
4/30/17	$10,045	$10,122
5/31/17	$10,116	$10,199
6/30/17	$10,118	$10,189
7/31/17	$10,184	$10,233
8/31/17	$10,296	$10,325
9/30/17	$10,265	$10,276
10/31/17	$10,256	$10,282
11/30/17	$10,218	$10,268
12/31/17	$10,243	$10,316
1/31/18	$10,132	$10,197
2/28/18	$10,056	$10,100
3/31/18	$10,082	$10,165
4/30/18	$9,983	$10,089
5/31/18	$10,037	$10,161
6/30/18	$10,034	$10,149
7/31/18	$10,052	$10,151
8/31/18	$10,130	$10,216
9/30/18	$10,057	$10,151
10/31/18	$9,989	$10,070
11/30/18	$9,999	$10,131
12/31/18	$10,123	$10,317
1/31/19	$10,245	$10,426
2/28/19	$10,265	$10,420
3/31/19	$10,424	$10,620
4/30/19	$10,447	$10,623
5/31/19	$10,625	$10,812
6/30/19	$10,753	$10,947
7/31/19	$10,763	$10,971
8/31/19	$11,064	$11,256
9/30/19	$11,003	$11,196
10/31/19	$11,050	$11,230
11/30/19	$11,014	$11,224
12/31/19	$10,983	$11,216
1/31/20	$11,252	$11,432
2/29/20	$11,389	$11,638
3/31/20	$11,152	$11,569
4/30/20	$11,403	$11,775
5/31/20	$11,472	$11,830
6/30/20	$11,601	$11,904
7/31/20	$11,813	$12,082
8/31/20	$11,773	$11,984
9/30/20	$11,780	$11,978
10/31/20	$11,740	$11,924
11/30/20	$11,890	$12,041
12/31/20	$11,921	$12,058
1/31/21	$11,874	$11,971
2/28/21	$11,717	$11,799
3/31/21	$11,536	$11,651
4/30/21	$11,654	$11,743
5/31/21	$11,682	$11,782
6/30/21	$11,786	$11,864
7/31/21	$11,903	$11,997
8/31/21	$11,882	$11,974
9/30/21	$11,800	$11,871
10/31/21	$11,754	$11,867
11/30/21	$11,745	$11,902
12/31/21	$11,743	$11,872
1/31/22	$11,506	$11,616
2/28/22	$11,308	$11,487
3/31/22	$10,972	$11,168
4/30/22	$10,483	$10,744
5/31/22	$10,527	$10,813
6/30/22	$10,229	$10,643
7/31/22	$10,491	$10,903
8/31/22	$10,203	$10,595
9/30/22	$9,724	$10,138
10/31/22	$9,537	$10,006
11/30/22	$9,905	$10,374
12/31/22	$9,874	$10,327
1/31/23	$10,235	$10,645
2/28/23	$9,981	$10,370
3/31/23	$10,145	$10,633
4/30/23	$10,192	$10,698
5/31/23	$10,087	$10,581
6/30/23	$10,042	$10,544
7/31/23	$10,052	$10,536
8/31/23	$9,998	$10,469
9/30/23	$9,738	$10,203
10/31/23	$9,560	$10,042
11/30/23	$10,005	$10,497
12/31/23	$10,404	$10,898
1/31/24	$10,414	$10,868
2/29/24	$10,290	$10,715
3/31/24	$10,394	$10,814
4/30/24	$10,122	$10,541
5/31/24	$10,331	$10,719
6/30/24	$10,406	$10,821
7/31/24	$10,669	$11,074
8/31/24	$10,795	$11,233
9/30/24	$10,938	$11,383
10/31/24	$10,648	$11,101
11/30/24	$10,791	$11,218
12/31/24	$10,600	$11,035
1/31/25	$10,702	$11,093
2/28/25	$10,958	$11,337
3/31/25	$10,948	$11,342
4/30/25	$10,939	$11,386
5/31/25	$10,844	$11,305
6/30/25	$11,047	$11,478
7/31/25	$11,036	$11,448
8/31/25	$11,172	$11,585
9/30/25	$11,303	$11,711
10/31/25	$11,410	$11,785
11/30/25	$11,485	$11,858
12/31/25	$11,461	$11,840
1/31/26	$11,506	$11,853
2/28/26	$11,699	$12,047
3/31/26	$11,410	$11,835

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	4.22%	(0.22%)	1.56%
Class A (including sales charge)	1.85%	(0.66%)	1.33%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,671,136,000
Holdings Count | Holding	1,064
Advisory Fees Paid, Amount	$ 4,101,000
InvestmentCompanyPortfolioTurnover	187.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,671,136
# of Portfolio Holdings	1,064
Portfolio Turnover Rate	187%
Total Net Advisory Fees Paid During the Reporting Period	$4,101
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	42.3%
Corporate Bonds & Notes	32.3%
U.S. Treasury Obligations	24.9%
Asset-Backed Securities	9.1%
Sovereign Issues	9.0%
Non-Agency Mortgage-Backed Securities	7.3%
Municipal Bonds & Notes	0.5%
Loan Participations and Assignments	0.2%
Short-Term Instruments	0.6%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(26.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.17% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.17% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026659
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return ESG Fund
Class Name	Administrative Class
Trading Symbol	PRFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$156	1.53%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to select emerging market currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as they appreciated relative to the U.S. dollar.

  Long exposure to securitized credit, including commercial mortgage-backed securities, contributed to relative performance versus the Index, as spreads tightened.

  Curve positioning in the U.S., including underweight exposure to the long end, contributed to relative performance versus the Index, as yields rose.

  Short exposure to select emerging market currencies in Asia, including the new Taiwanese dollar in 2025 and the Singaporean dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Long exposure to duration in Australia detracted from relative performance versus the Index, as yields rose.

  Long exposure to duration in Japan detracted from relative performance versus the Index, as yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Administrative Class	Bloomberg U.S. Aggregate Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,005,303	$1,003,838
5/31/16	$1,008,133	$1,004,096
6/30/16	$1,020,516	$1,022,137
7/31/16	$1,031,669	$1,028,599
8/31/16	$1,030,328	$1,027,423
9/30/16	$1,032,843	$1,026,821
10/31/16	$1,027,018	$1,018,967
11/30/16	$1,001,583	$994,865
12/31/16	$1,008,497	$996,268
1/31/17	$1,015,767	$998,223
2/28/17	$1,022,793	$1,004,932
3/31/17	$1,022,333	$1,004,405
4/30/17	$1,029,481	$1,012,156
5/31/17	$1,036,855	$1,019,947
6/30/17	$1,037,195	$1,018,920
7/31/17	$1,044,111	$1,023,305
8/31/17	$1,055,750	$1,032,484
9/30/17	$1,052,626	$1,027,566
10/31/17	$1,051,842	$1,028,161
11/30/17	$1,048,122	$1,026,841
12/31/17	$1,050,814	$1,031,554
1/31/18	$1,039,597	$1,019,674
2/28/18	$1,031,893	$1,010,008
3/31/18	$1,034,641	$1,016,485
4/30/18	$1,024,656	$1,008,925
5/31/18	$1,030,362	$1,016,126
6/30/18	$1,030,153	$1,014,876
7/31/18	$1,032,137	$1,015,117
8/31/18	$1,040,294	$1,021,649
9/30/18	$1,032,911	$1,015,070
10/31/18	$1,026,005	$1,007,049
11/30/18	$1,027,170	$1,013,060
12/31/18	$1,040,038	$1,031,671
1/31/19	$1,052,736	$1,042,627
2/28/19	$1,054,910	$1,042,023
3/31/19	$1,071,417	$1,062,032
4/30/19	$1,073,883	$1,062,304
5/31/19	$1,092,308	$1,081,161
6/30/19	$1,105,649	$1,094,739
7/31/19	$1,106,837	$1,097,147
8/31/19	$1,137,915	$1,125,576
9/30/19	$1,131,774	$1,119,581
10/31/19	$1,136,753	$1,122,953
11/30/19	$1,133,183	$1,122,381
12/31/19	$1,130,116	$1,121,599
1/31/20	$1,157,931	$1,143,184
2/29/20	$1,172,229	$1,163,759
3/31/20	$1,147,902	$1,156,911
4/30/20	$1,173,869	$1,177,476
5/31/20	$1,181,130	$1,182,959
6/30/20	$1,194,502	$1,190,410
7/31/20	$1,216,587	$1,208,191
8/31/20	$1,212,574	$1,198,439
9/30/20	$1,213,477	$1,197,782
10/31/20	$1,209,461	$1,192,434
11/30/20	$1,225,096	$1,204,134
12/31/20	$1,228,383	$1,205,794
1/31/21	$1,223,680	$1,197,148
2/28/21	$1,207,713	$1,179,861
3/31/21	$1,189,191	$1,165,128
4/30/21	$1,201,450	$1,174,333
5/31/21	$1,204,513	$1,178,169
6/30/21	$1,215,365	$1,186,447
7/31/21	$1,227,585	$1,199,713
8/31/21	$1,225,600	$1,197,429
9/30/21	$1,217,255	$1,187,061
10/31/21	$1,212,668	$1,186,734
11/30/21	$1,211,921	$1,190,245
12/31/21	$1,211,859	$1,187,200
1/31/22	$1,187,507	$1,161,622
2/28/22	$1,167,282	$1,148,663
3/31/22	$1,132,697	$1,116,751
4/30/22	$1,082,401	$1,074,373
5/31/22	$1,087,078	$1,081,300
6/30/22	$1,056,362	$1,064,336
7/31/22	$1,083,586	$1,090,343
8/31/22	$1,053,998	$1,059,533
9/30/22	$1,004,599	$1,013,755
10/31/22	$985,429	$1,000,624
11/30/22	$1,023,538	$1,037,423
12/31/22	$1,020,477	$1,032,743
1/31/23	$1,057,961	$1,064,515
2/28/23	$1,031,811	$1,036,991
3/31/23	$1,048,876	$1,063,333
4/30/23	$1,053,891	$1,069,778
5/31/23	$1,043,165	$1,058,130
6/30/23	$1,038,675	$1,054,356
7/31/23	$1,039,847	$1,053,621
8/31/23	$1,034,358	$1,046,891
9/30/23	$1,007,587	$1,020,288
10/31/23	$989,331	$1,004,186
11/30/23	$1,035,431	$1,049,662
12/31/23	$1,076,862	$1,089,842
1/31/24	$1,078,077	$1,086,849
2/29/24	$1,065,316	$1,071,494
3/31/24	$1,076,232	$1,081,388
4/30/24	$1,048,285	$1,054,074
5/31/24	$1,070,075	$1,071,944
6/30/24	$1,077,876	$1,082,092
7/31/24	$1,105,292	$1,107,367
8/31/24	$1,118,536	$1,123,279
9/30/24	$1,133,395	$1,138,319
10/31/24	$1,103,526	$1,110,090
11/30/24	$1,118,521	$1,121,827
12/31/24	$1,098,892	$1,103,468
1/31/25	$1,109,582	$1,109,322
2/28/25	$1,136,210	$1,133,729
3/31/25	$1,135,307	$1,134,155
4/30/25	$1,134,546	$1,138,613
5/31/25	$1,124,834	$1,130,460
6/30/25	$1,145,998	$1,147,843
7/31/25	$1,145,023	$1,144,815
8/31/25	$1,159,213	$1,158,507
9/30/25	$1,172,998	$1,171,145
10/31/25	$1,184,290	$1,178,462
11/30/25	$1,192,142	$1,185,785
12/31/25	$1,189,872	$1,184,031
1/31/26	$1,194,667	$1,185,295
2/28/26	$1,214,809	$1,204,706
3/31/26	$1,184,999	$1,183,475

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	4.38%	(0.07%)	1.71%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,671,136,000
Holdings Count | Holding	1,064
Advisory Fees Paid, Amount	$ 4,101,000
InvestmentCompanyPortfolioTurnover	187.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,671,136
# of Portfolio Holdings	1,064
Portfolio Turnover Rate	187%
Total Net Advisory Fees Paid During the Reporting Period	$4,101
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	42.3%
Corporate Bonds & Notes	32.3%
U.S. Treasury Obligations	24.9%
Asset-Backed Securities	9.1%
Sovereign Issues	9.0%
Non-Agency Mortgage-Backed Securities	7.3%
Municipal Bonds & Notes	0.5%
Loan Participations and Assignments	0.2%
Short-Term Instruments	0.6%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(26.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.17% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.17% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000217563
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return ESG Fund
Class Name	Class C
Trading Symbol	PTGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$247	2.43%

Expenses Paid, Amount	$ 247
Expense Ratio, Percent	2.43%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to select emerging market currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as they appreciated relative to the U.S. dollar.

  Long exposure to securitized credit, including commercial mortgage-backed securities, contributed to relative performance versus the Index, as spreads tightened.

  Curve positioning in the U.S., including underweight exposure to the long end, contributed to relative performance versus the Index, as yields rose.

  Short exposure to select emerging market currencies in Asia, including the new Taiwanese dollar in 2025 and the Singaporean dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Long exposure to duration in Australia detracted from relative performance versus the Index, as yields rose.

  Long exposure to duration in Japan detracted from relative performance versus the Index, as yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index
3/31/16	$10,000	$10,000
4/30/16	$10,046	$10,038
5/31/16	$10,066	$10,041
6/30/16	$10,182	$10,221
7/31/16	$10,286	$10,286
8/31/16	$10,265	$10,274
9/30/16	$10,282	$10,268
10/31/16	$10,217	$10,190
11/30/16	$9,956	$9,949
12/31/16	$10,017	$9,963
1/31/17	$10,082	$9,982
2/28/17	$10,145	$10,049
3/31/17	$10,133	$10,044
4/30/17	$10,196	$10,122
5/31/17	$10,261	$10,199
6/30/17	$10,257	$10,189
7/31/17	$10,317	$10,233
8/31/17	$10,424	$10,325
9/30/17	$10,386	$10,276
10/31/17	$10,370	$10,282
11/30/17	$10,326	$10,268
12/31/17	$10,345	$10,316
1/31/18	$10,226	$10,197
2/28/18	$10,143	$10,100
3/31/18	$10,163	$10,165
4/30/18	$10,057	$10,089
5/31/18	$10,105	$10,161
6/30/18	$10,096	$10,149
7/31/18	$10,108	$10,151
8/31/18	$10,180	$10,216
9/30/18	$10,100	$10,151
10/31/18	$10,025	$10,070
11/30/18	$10,029	$10,131
12/31/18	$10,147	$10,317
1/31/19	$10,263	$10,426
2/28/19	$10,277	$10,420
3/31/19	$10,430	$10,620
4/30/19	$10,446	$10,623
5/31/19	$10,617	$10,812
6/30/19	$10,739	$10,947
7/31/19	$10,742	$10,971
8/31/19	$11,036	$11,256
9/30/19	$10,968	$11,196
10/31/19	$11,008	$11,230
11/30/19	$10,965	$11,224
12/31/19	$10,927	$11,216
1/31/20	$11,188	$11,432
2/29/20	$11,318	$11,638
3/31/20	$11,075	$11,569
4/30/20	$11,318	$11,775
5/31/20	$11,380	$11,830
6/30/20	$11,501	$11,904
7/31/20	$11,705	$12,082
8/31/20	$11,658	$11,984
9/30/20	$11,658	$11,978
10/31/20	$11,610	$11,924
11/30/20	$11,752	$12,041
12/31/20	$11,774	$12,058
1/31/21	$11,720	$11,971
2/28/21	$11,559	$11,799
3/31/21	$11,385	$11,651
4/30/21	$11,481	$11,743
5/31/21	$11,503	$11,782
6/30/21	$11,598	$11,864
7/31/21	$11,705	$11,997
8/31/21	$11,678	$11,974
9/30/21	$11,589	$11,871
10/31/21	$11,537	$11,867
11/30/21	$11,521	$11,902
12/31/21	$11,511	$11,872
1/31/22	$11,272	$11,616
2/28/22	$11,072	$11,487
3/31/22	$10,736	$11,168
4/30/22	$10,251	$10,744
5/31/22	$10,288	$10,813
6/30/22	$9,990	$10,643
7/31/22	$10,240	$10,903
8/31/22	$9,952	$10,595
9/30/22	$9,478	$10,138
10/31/22	$9,290	$10,006
11/30/22	$9,642	$10,374
12/31/22	$9,606	$10,327
1/31/23	$9,952	$10,645
2/28/23	$9,699	$10,370
3/31/23	$9,851	$10,633
4/30/23	$9,892	$10,698
5/31/23	$9,783	$10,581
6/30/23	$9,733	$10,544
7/31/23	$9,737	$10,536
8/31/23	$9,679	$10,469
9/30/23	$9,421	$10,203
10/31/23	$9,243	$10,042
11/30/23	$9,667	$10,497
12/31/23	$10,046	$10,898
1/31/24	$10,050	$10,868
2/29/24	$9,924	$10,715
3/31/24	$10,018	$10,814
4/30/24	$9,751	$10,541
5/31/24	$9,945	$10,719
6/30/24	$10,011	$10,821
7/31/24	$10,258	$11,074
8/31/24	$10,373	$11,233
9/30/24	$10,503	$11,383
10/31/24	$10,218	$11,101
11/30/24	$10,349	$11,218
12/31/24	$10,160	$11,035
1/31/25	$10,251	$11,093
2/28/25	$10,490	$11,337
3/31/25	$10,474	$11,342
4/30/25	$10,460	$11,386
5/31/25	$10,362	$11,305
6/30/25	$10,550	$11,478
7/31/25	$10,533	$11,448
8/31/25	$10,655	$11,585
9/30/25	$10,775	$11,711
10/31/25	$10,869	$11,785
11/30/25	$10,934	$11,858
12/31/25	$10,905	$11,840
1/31/26	$10,940	$11,853
2/28/26	$11,117	$12,047
3/31/26	$10,836	$11,835

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	3.46%	(0.98%)	0.81%
Class C (including sales charge)	2.46%	(0.98%)	0.81%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,671,136,000
Holdings Count | Holding	1,064
Advisory Fees Paid, Amount	$ 4,101,000
InvestmentCompanyPortfolioTurnover	187.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,671,136
# of Portfolio Holdings	1,064
Portfolio Turnover Rate	187%
Total Net Advisory Fees Paid During the Reporting Period	$4,101
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	42.3%
Corporate Bonds & Notes	32.3%
U.S. Treasury Obligations	24.9%
Asset-Backed Securities	9.1%
Sovereign Issues	9.0%
Non-Agency Mortgage-Backed Securities	7.3%
Municipal Bonds & Notes	0.5%
Loan Participations and Assignments	0.2%
Short-Term Instruments	0.6%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(26.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.17% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.17% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026658
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return ESG Fund
Class Name	Institutional Class
Trading Symbol	PTSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$131	1.28%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to select emerging market currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as they appreciated relative to the U.S. dollar.

  Long exposure to securitized credit, including commercial mortgage-backed securities, contributed to relative performance versus the Index, as spreads tightened.

  Curve positioning in the U.S., including underweight exposure to the long end, contributed to relative performance versus the Index, as yields rose.

  Short exposure to select emerging market currencies in Asia, including the new Taiwanese dollar in 2025 and the Singaporean dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Long exposure to duration in Australia detracted from relative performance versus the Index, as yields rose.

  Long exposure to duration in Japan detracted from relative performance versus the Index, as yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,005,516	$1,003,838
5/31/16	$1,008,553	$1,004,096
6/30/16	$1,021,150	$1,022,137
7/31/16	$1,032,534	$1,028,599
8/31/16	$1,031,411	$1,027,423
9/30/16	$1,034,154	$1,026,821
10/31/16	$1,028,526	$1,018,967
11/30/16	$1,003,262	$994,865
12/31/16	$1,010,414	$996,268
1/31/17	$1,017,910	$998,223
2/28/17	$1,025,148	$1,004,932
3/31/17	$1,024,916	$1,004,405
4/30/17	$1,032,278	$1,012,156
5/31/17	$1,039,891	$1,019,947
6/30/17	$1,040,462	$1,018,920
7/31/17	$1,047,614	$1,023,305
8/31/17	$1,059,515	$1,032,484
9/30/17	$1,056,604	$1,027,566
10/31/17	$1,056,034	$1,028,161
11/30/17	$1,052,517	$1,026,841
12/31/17	$1,055,449	$1,031,554
1/31/18	$1,044,399	$1,019,674
2/28/18	$1,036,858	$1,010,008
3/31/18	$1,039,839	$1,016,485
4/30/18	$1,030,008	$1,008,925
5/31/18	$1,035,962	$1,016,126
6/30/18	$1,035,973	$1,014,876
7/31/18	$1,038,182	$1,015,117
8/31/18	$1,046,629	$1,021,649
9/30/18	$1,039,393	$1,015,070
10/31/18	$1,032,663	$1,007,049
11/30/18	$1,034,061	$1,013,060
12/31/18	$1,047,229	$1,031,671
1/31/19	$1,060,230	$1,042,627
2/28/19	$1,062,623	$1,042,023
3/31/19	$1,079,478	$1,062,032
4/30/19	$1,082,183	$1,062,304
5/31/19	$1,100,991	$1,081,161
6/30/19	$1,114,649	$1,094,739
7/31/19	$1,116,083	$1,097,147
8/31/19	$1,147,677	$1,125,576
9/30/19	$1,141,700	$1,119,581
10/31/19	$1,146,965	$1,122,953
11/30/19	$1,143,605	$1,122,381
12/31/19	$1,140,752	$1,121,599
1/31/20	$1,169,080	$1,143,184
2/29/20	$1,183,739	$1,163,759
3/31/20	$1,159,410	$1,156,911
4/30/20	$1,185,883	$1,177,476
5/31/20	$1,193,469	$1,182,959
6/30/20	$1,207,246	$1,190,410
7/31/20	$1,229,839	$1,208,191
8/31/20	$1,226,024	$1,198,439
9/30/20	$1,227,189	$1,197,782
10/31/20	$1,223,398	$1,192,434
11/30/20	$1,239,456	$1,204,134
12/31/20	$1,243,069	$1,205,794
1/31/21	$1,238,547	$1,197,148
2/28/21	$1,222,622	$1,179,861
3/31/21	$1,204,129	$1,165,128
4/30/21	$1,216,806	$1,174,333
5/31/21	$1,220,151	$1,178,169
6/30/21	$1,231,394	$1,186,447
7/31/21	$1,244,047	$1,199,713
8/31/21	$1,242,290	$1,197,429
9/30/21	$1,234,086	$1,187,061
10/31/21	$1,229,698	$1,186,734
11/30/21	$1,229,193	$1,190,245
12/31/21	$1,229,408	$1,187,200
1/31/22	$1,204,944	$1,161,622
2/28/22	$1,184,650	$1,148,663
3/31/22	$1,149,797	$1,116,751
4/30/22	$1,098,981	$1,074,373
5/31/22	$1,103,954	$1,081,300
6/30/22	$1,072,982	$1,064,336
7/31/22	$1,100,864	$1,090,343
8/31/22	$1,071,036	$1,059,533
9/30/22	$1,021,069	$1,013,755
10/31/22	$1,001,785	$1,000,624
11/30/22	$1,040,735	$1,037,423
12/31/22	$1,037,859	$1,032,743
1/31/23	$1,076,194	$1,064,515
2/28/23	$1,049,798	$1,036,991
3/31/23	$1,067,398	$1,063,333
4/30/23	$1,072,707	$1,069,778
5/31/23	$1,062,016	$1,058,130
6/30/23	$1,057,676	$1,054,356
7/31/23	$1,059,079	$1,053,621
8/31/23	$1,053,710	$1,046,891
9/30/23	$1,026,659	$1,020,288
10/31/23	$1,008,264	$1,004,186
11/30/23	$1,055,459	$1,049,662
12/31/23	$1,097,928	$1,089,842
1/31/24	$1,099,389	$1,086,849
2/29/24	$1,086,591	$1,071,494
3/31/24	$1,097,955	$1,081,388
4/30/24	$1,069,665	$1,054,074
5/31/24	$1,092,145	$1,071,944
6/30/24	$1,100,318	$1,082,092
7/31/24	$1,128,544	$1,107,367
8/31/24	$1,142,324	$1,123,279
9/30/24	$1,157,719	$1,138,319
10/31/24	$1,127,451	$1,110,090
11/30/24	$1,143,007	$1,121,827
12/31/24	$1,123,189	$1,103,468
1/31/25	$1,134,362	$1,109,322
2/28/25	$1,161,803	$1,133,729
3/31/25	$1,161,109	$1,134,155
4/30/25	$1,160,566	$1,138,613
5/31/25	$1,150,882	$1,130,460
6/30/25	$1,172,765	$1,147,843
7/31/25	$1,172,016	$1,144,815
8/31/25	$1,186,799	$1,158,507
9/30/25	$1,201,151	$1,171,145
10/31/25	$1,212,987	$1,178,462
11/30/25	$1,221,261	$1,185,785
12/31/25	$1,219,202	$1,184,031
1/31/26	$1,224,375	$1,185,295
2/28/26	$1,245,255	$1,204,706
3/31/26	$1,214,948	$1,183,475

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.64%	0.18%	1.97%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,671,136,000
Holdings Count | Holding	1,064
Advisory Fees Paid, Amount	$ 4,101,000
InvestmentCompanyPortfolioTurnover	187.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,671,136
# of Portfolio Holdings	1,064
Portfolio Turnover Rate	187%
Total Net Advisory Fees Paid During the Reporting Period	$4,101
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	42.3%
Corporate Bonds & Notes	32.3%
U.S. Treasury Obligations	24.9%
Asset-Backed Securities	9.1%
Sovereign Issues	9.0%
Non-Agency Mortgage-Backed Securities	7.3%
Municipal Bonds & Notes	0.5%
Loan Participations and Assignments	0.2%
Short-Term Instruments	0.6%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(26.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.17% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.17% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000066771
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return ESG Fund
Class Name	I-2
Trading Symbol	PRAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$141	1.38%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to select emerging market currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as they appreciated relative to the U.S. dollar.

  Long exposure to securitized credit, including commercial mortgage-backed securities, contributed to relative performance versus the Index, as spreads tightened.

  Curve positioning in the U.S., including underweight exposure to the long end, contributed to relative performance versus the Index, as yields rose.

  Short exposure to select emerging market currencies in Asia, including the new Taiwanese dollar in 2025 and the Singaporean dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Long exposure to duration in Australia detracted from relative performance versus the Index, as yields rose.

  Long exposure to duration in Japan detracted from relative performance versus the Index, as yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg U.S. Aggregate Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,005,430	$1,003,838
5/31/16	$1,008,385	$1,004,096
6/30/16	$1,020,897	$1,022,137
7/31/16	$1,032,191	$1,028,599
8/31/16	$1,030,981	$1,027,423
9/30/16	$1,033,632	$1,026,821
10/31/16	$1,027,925	$1,018,967
11/30/16	$1,002,592	$994,865
12/31/16	$1,009,648	$996,268
1/31/17	$1,017,058	$998,223
2/28/17	$1,024,211	$1,004,932
3/31/17	$1,023,887	$1,004,405
4/30/17	$1,031,162	$1,012,156
5/31/17	$1,038,679	$1,019,947
6/30/17	$1,039,158	$1,018,920
7/31/17	$1,046,219	$1,023,305
8/31/17	$1,058,015	$1,032,484
9/30/17	$1,055,019	$1,027,566
10/31/17	$1,054,363	$1,028,161
11/30/17	$1,050,765	$1,026,841
12/31/17	$1,053,601	$1,031,554
1/31/18	$1,042,484	$1,019,674
2/28/18	$1,034,878	$1,010,008
3/31/18	$1,037,763	$1,016,485
4/30/18	$1,027,869	$1,008,925
5/31/18	$1,033,724	$1,016,126
6/30/18	$1,033,647	$1,014,876
7/31/18	$1,035,766	$1,015,117
8/31/18	$1,044,098	$1,021,649
9/30/18	$1,036,802	$1,015,070
10/31/18	$1,030,002	$1,007,049
11/30/18	$1,031,307	$1,013,060
12/31/18	$1,044,356	$1,031,671
1/31/19	$1,057,235	$1,042,627
2/28/19	$1,059,541	$1,042,023
3/31/19	$1,076,257	$1,062,032
4/30/19	$1,078,866	$1,062,304
5/31/19	$1,097,521	$1,081,161
6/30/19	$1,111,053	$1,094,739
7/31/19	$1,112,388	$1,097,147
8/31/19	$1,143,776	$1,125,576
9/30/19	$1,137,733	$1,119,581
10/31/19	$1,142,884	$1,122,953
11/30/19	$1,139,439	$1,122,381
12/31/19	$1,136,501	$1,121,599
1/31/20	$1,164,623	$1,143,184
2/29/20	$1,179,137	$1,163,759
3/31/20	$1,154,809	$1,156,911
4/30/20	$1,181,082	$1,177,476
5/31/20	$1,188,538	$1,182,959
6/30/20	$1,202,160	$1,190,410
7/31/20	$1,224,548	$1,208,191
8/31/20	$1,220,651	$1,198,439
9/30/20	$1,221,711	$1,197,782
10/31/20	$1,217,830	$1,192,434
11/30/20	$1,233,718	$1,204,134
12/31/20	$1,237,201	$1,205,794
1/31/21	$1,232,606	$1,197,148
2/28/21	$1,216,664	$1,179,861
3/31/21	$1,198,158	$1,165,128
4/30/21	$1,210,668	$1,174,333
5/31/21	$1,213,900	$1,178,169
6/30/21	$1,224,986	$1,186,447
7/31/21	$1,237,465	$1,199,713
8/31/21	$1,235,616	$1,197,429
9/30/21	$1,227,355	$1,187,061
10/31/21	$1,222,887	$1,186,734
11/30/21	$1,222,284	$1,190,245
12/31/21	$1,222,388	$1,187,200
1/31/22	$1,197,968	$1,161,622
2/28/22	$1,177,701	$1,148,663
3/31/22	$1,142,954	$1,116,751
4/30/22	$1,092,345	$1,074,373
5/31/22	$1,097,199	$1,081,300
6/30/22	$1,066,328	$1,064,336
7/31/22	$1,093,945	$1,090,343
8/31/22	$1,064,213	$1,059,533
9/30/22	$1,014,473	$1,013,755
10/31/22	$995,235	$1,000,624
11/30/22	$1,033,845	$1,037,423
12/31/22	$1,030,893	$1,032,743
1/31/23	$1,068,886	$1,064,515
2/28/23	$1,042,588	$1,036,991
3/31/23	$1,059,972	$1,063,333
4/30/23	$1,065,163	$1,069,778
5/31/23	$1,054,456	$1,058,130
6/30/23	$1,050,056	$1,054,356
7/31/23	$1,051,366	$1,053,621
8/31/23	$1,045,949	$1,046,891
9/30/23	$1,019,010	$1,020,288
10/31/23	$1,000,670	$1,004,186
11/30/23	$1,047,424	$1,049,662
12/31/23	$1,089,476	$1,089,842
1/31/24	$1,090,838	$1,086,849
2/29/24	$1,078,054	$1,071,494
3/31/24	$1,089,238	$1,081,388
4/30/24	$1,061,085	$1,054,074
5/31/24	$1,083,287	$1,071,944
6/30/24	$1,091,311	$1,082,092
7/31/24	$1,119,212	$1,107,367
8/31/24	$1,132,775	$1,123,279
9/30/24	$1,147,955	$1,138,319
10/31/24	$1,117,846	$1,110,090
11/30/24	$1,133,178	$1,121,827
12/31/24	$1,113,435	$1,103,468
1/31/25	$1,124,413	$1,109,322
2/28/25	$1,151,527	$1,133,729
3/31/25	$1,150,748	$1,134,155
4/30/25	$1,150,116	$1,138,613
5/31/25	$1,140,420	$1,130,460
6/30/25	$1,162,014	$1,147,843
7/31/25	$1,161,173	$1,144,815
8/31/25	$1,175,717	$1,158,507
9/30/25	$1,189,841	$1,171,145
10/31/25	$1,201,457	$1,178,462
11/30/25	$1,209,560	$1,185,785
12/31/25	$1,207,415	$1,184,031
1/31/26	$1,212,436	$1,185,295
2/28/26	$1,233,018	$1,204,706
3/31/26	$1,202,910	$1,183,475

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	4.53%	0.08%	1.86%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,671,136,000
Holdings Count | Holding	1,064
Advisory Fees Paid, Amount	$ 4,101,000
InvestmentCompanyPortfolioTurnover	187.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,671,136
# of Portfolio Holdings	1,064
Portfolio Turnover Rate	187%
Total Net Advisory Fees Paid During the Reporting Period	$4,101
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	42.3%
Corporate Bonds & Notes	32.3%
U.S. Treasury Obligations	24.9%
Asset-Backed Securities	9.1%
Sovereign Issues	9.0%
Non-Agency Mortgage-Backed Securities	7.3%
Municipal Bonds & Notes	0.5%
Loan Participations and Assignments	0.2%
Short-Term Instruments	0.6%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(26.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.17% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.17% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000203306
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return ESG Fund
Class Name	I-3
Trading Symbol	PTRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$146	1.43%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to select emerging market currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as they appreciated relative to the U.S. dollar.

  Long exposure to securitized credit, including commercial mortgage-backed securities, contributed to relative performance versus the Index, as spreads tightened.

  Curve positioning in the U.S., including underweight exposure to the long end, contributed to relative performance versus the Index, as yields rose.

  Short exposure to select emerging market currencies in Asia, including the new Taiwanese dollar in 2025 and the Singaporean dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Long exposure to duration in Australia detracted from relative performance versus the Index, as yields rose.

  Long exposure to duration in Japan detracted from relative performance versus the Index, as yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-3	Bloomberg U.S. Aggregate Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,005,393	$1,003,838
5/31/16	$1,008,301	$1,004,096
6/30/16	$1,020,771	$1,022,137
7/31/16	$1,032,021	$1,028,599
8/31/16	$1,030,767	$1,027,423
9/30/16	$1,033,382	$1,026,821
10/31/16	$1,027,628	$1,018,967
11/30/16	$1,002,262	$994,865
12/31/16	$1,009,279	$996,268
1/31/17	$1,016,638	$998,223
2/28/17	$1,023,750	$1,004,932
3/31/17	$1,023,389	$1,004,405
4/30/17	$1,030,613	$1,012,156
5/31/17	$1,038,082	$1,019,947
6/30/17	$1,038,524	$1,018,920
7/31/17	$1,045,530	$1,023,305
8/31/17	$1,057,274	$1,032,484
9/30/17	$1,054,239	$1,027,566
10/31/17	$1,053,536	$1,028,161
11/30/17	$1,049,897	$1,026,841
12/31/17	$1,052,688	$1,031,554
1/31/18	$1,041,534	$1,019,674
2/28/18	$1,033,894	$1,010,008
3/31/18	$1,036,735	$1,016,485
4/30/18	$1,026,806	$1,008,925
5/31/18	$1,032,611	$1,016,126
6/30/18	$1,032,495	$1,014,876
7/31/18	$1,034,565	$1,015,117
8/31/18	$1,042,851	$1,021,649
9/30/18	$1,035,513	$1,015,070
10/31/18	$1,028,677	$1,007,049
11/30/18	$1,029,943	$1,013,060
12/31/18	$1,042,927	$1,031,671
1/31/19	$1,055,741	$1,042,627
2/28/19	$1,058,003	$1,042,023
3/31/19	$1,074,649	$1,062,032
4/30/19	$1,077,210	$1,062,304
5/31/19	$1,095,793	$1,081,161
6/30/19	$1,109,251	$1,094,739
7/31/19	$1,110,537	$1,097,147
8/31/19	$1,141,830	$1,125,576
9/30/19	$1,135,744	$1,119,581
10/31/19	$1,140,836	$1,122,953
11/30/19	$1,137,355	$1,122,381
12/31/19	$1,134,373	$1,121,599
1/31/20	$1,162,397	$1,143,184
2/29/20	$1,176,834	$1,163,759
3/31/20	$1,152,501	$1,156,911
4/30/20	$1,178,673	$1,177,476
5/31/20	$1,186,064	$1,182,959
6/30/20	$1,199,608	$1,190,410
7/31/20	$1,221,904	$1,208,191
8/31/20	$1,217,959	$1,198,439
9/30/20	$1,218,967	$1,197,782
10/31/20	$1,215,046	$1,192,434
11/30/20	$1,230,844	$1,204,134
12/31/20	$1,234,276	$1,205,794
1/31/21	$1,229,630	$1,197,148
2/28/21	$1,213,679	$1,179,861
3/31/21	$1,195,168	$1,165,128
4/30/21	$1,207,603	$1,174,333
5/31/21	$1,210,768	$1,178,169
6/30/21	$1,221,775	$1,186,447
7/31/21	$1,234,172	$1,199,713
8/31/21	$1,232,273	$1,197,429
9/30/21	$1,223,983	$1,187,061
10/31/21	$1,219,476	$1,186,734
11/30/21	$1,218,825	$1,190,245
12/31/21	$1,218,883	$1,187,200
1/31/22	$1,194,475	$1,161,622
2/28/22	$1,174,223	$1,148,663
3/31/22	$1,139,530	$1,116,751
4/30/22	$1,089,031	$1,074,373
5/31/22	$1,093,821	$1,081,300
6/30/22	$1,063,002	$1,064,336
7/31/22	$1,090,497	$1,090,343
8/31/22	$1,060,827	$1,059,533
9/30/22	$1,011,230	$1,013,755
10/31/22	$992,027	$1,000,624
11/30/22	$1,030,474	$1,037,423
12/31/22	$1,027,487	$1,032,743
1/31/23	$1,065,329	$1,064,515
2/28/23	$1,039,078	$1,036,991
3/31/23	$1,056,359	$1,063,333
4/30/23	$1,061,491	$1,069,778
5/31/23	$1,050,778	$1,058,130
6/30/23	$1,046,347	$1,054,356
7/31/23	$1,047,612	$1,053,621
8/31/23	$1,042,171	$1,046,891
9/30/23	$1,015,286	$1,020,288
10/31/23	$996,975	$1,004,186
11/30/23	$1,043,516	$1,049,662
12/31/23	$1,085,364	$1,089,842
1/31/24	$1,086,673	$1,086,849
2/29/24	$1,073,897	$1,071,494
3/31/24	$1,084,993	$1,081,388
4/30/24	$1,056,905	$1,054,074
5/31/24	$1,078,972	$1,071,944
6/30/24	$1,086,921	$1,082,092
7/31/24	$1,114,664	$1,107,367
8/31/24	$1,128,122	$1,123,279
9/30/24	$1,143,195	$1,138,319
10/31/24	$1,113,165	$1,110,090
11/30/24	$1,128,385	$1,121,827
12/31/24	$1,108,678	$1,103,468
1/31/25	$1,119,562	$1,109,322
2/28/25	$1,146,517	$1,133,729
3/31/25	$1,145,701	$1,134,155
4/30/25	$1,145,025	$1,138,613
5/31/25	$1,135,322	$1,130,460
6/30/25	$1,156,773	$1,147,843
7/31/25	$1,155,886	$1,144,815
8/31/25	$1,170,313	$1,158,507
9/30/25	$1,184,324	$1,171,145
10/31/25	$1,195,833	$1,178,462
11/30/25	$1,203,854	$1,185,785
12/31/25	$1,201,666	$1,184,031
1/31/26	$1,206,612	$1,185,295
2/28/26	$1,227,049	$1,204,706
3/31/26	$1,197,037	$1,183,475

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	4.48%	0.03%	1.81%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,671,136,000
Holdings Count | Holding	1,064
Advisory Fees Paid, Amount	$ 4,101,000
InvestmentCompanyPortfolioTurnover	187.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,671,136
# of Portfolio Holdings	1,064
Portfolio Turnover Rate	187%
Total Net Advisory Fees Paid During the Reporting Period	$4,101
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	42.3%
Corporate Bonds & Notes	32.3%
U.S. Treasury Obligations	24.9%
Asset-Backed Securities	9.1%
Sovereign Issues	9.0%
Non-Agency Mortgage-Backed Securities	7.3%
Municipal Bonds & Notes	0.5%
Loan Participations and Assignments	0.2%
Short-Term Instruments	0.6%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(26.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.17% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.17% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026656
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund II
Class Name	Institutional Class
Trading Symbol	PMBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return Fund II (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$124	1.21%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to agency mortgage-backed securities contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as spreads tightened.

  Long exposure to securitized credit including non-agency residential mortgage-backed securities contributed to relative performance versus the Index, as spreads tightened.

  Curve positioning in the U.S., including underweight exposure the long end, contributed to relative performance versus the Index, as yields rose.

  Guideline-imposed underweight exposure to emerging markets external debt detracted from relative performance versus the Index, as spreads tightened.

  Long exposure to intermediate maturity U.S. Treasury-Inflation Protected Securities detracted from relative performance in 2025 versus the Index, as intermediate inflation expectations fell.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,006,248	$1,003,838
5/31/16	$1,007,875	$1,004,096
6/30/16	$1,025,958	$1,022,137
7/31/16	$1,035,696	$1,028,599
8/31/16	$1,033,897	$1,027,423
9/30/16	$1,037,543	$1,026,821
10/31/16	$1,030,842	$1,018,967
11/30/16	$1,004,409	$994,865
12/31/16	$1,011,452	$996,268
1/31/17	$1,017,008	$998,223
2/28/17	$1,026,036	$1,004,932
3/31/17	$1,025,987	$1,004,405
4/30/17	$1,035,186	$1,012,156
5/31/17	$1,043,644	$1,019,947
6/30/17	$1,042,448	$1,018,920
7/31/17	$1,047,409	$1,023,305
8/31/17	$1,060,108	$1,032,484
9/30/17	$1,054,538	$1,027,566
10/31/17	$1,055,395	$1,028,161
11/30/17	$1,053,401	$1,026,841
12/31/17	$1,058,612	$1,031,554
1/31/18	$1,045,298	$1,019,674
2/28/18	$1,037,500	$1,010,008
3/31/18	$1,043,157	$1,016,485
4/30/18	$1,036,625	$1,008,925
5/31/18	$1,043,483	$1,016,126
6/30/18	$1,045,283	$1,014,876
7/31/18	$1,045,622	$1,015,117
8/31/18	$1,053,998	$1,021,649
9/30/18	$1,046,316	$1,015,070
10/31/18	$1,038,886	$1,007,049
11/30/18	$1,043,837	$1,013,060
12/31/18	$1,061,790	$1,031,671
1/31/19	$1,074,457	$1,042,627
2/28/19	$1,075,946	$1,042,023
3/31/19	$1,095,696	$1,062,032
4/30/19	$1,096,254	$1,062,304
5/31/19	$1,116,391	$1,081,161
6/30/19	$1,128,801	$1,094,739
7/31/19	$1,131,612	$1,097,147
8/31/19	$1,161,996	$1,125,576
9/30/19	$1,154,207	$1,119,581
10/31/19	$1,156,778	$1,122,953
11/30/19	$1,154,889	$1,122,381
12/31/19	$1,151,805	$1,121,599
1/31/20	$1,177,912	$1,143,184
2/29/20	$1,199,080	$1,163,759
3/31/20	$1,181,682	$1,156,911
4/30/20	$1,204,183	$1,177,476
5/31/20	$1,211,069	$1,182,959
6/30/20	$1,225,496	$1,190,410
7/31/20	$1,241,982	$1,208,191
8/31/20	$1,238,094	$1,198,439
9/30/20	$1,240,173	$1,197,782
10/31/20	$1,232,682	$1,192,434
11/30/20	$1,245,343	$1,204,134
12/31/20	$1,247,923	$1,205,794
1/31/21	$1,241,709	$1,197,148
2/28/21	$1,221,651	$1,179,861
3/31/21	$1,205,376	$1,165,128
4/30/21	$1,217,006	$1,174,333
5/31/21	$1,219,566	$1,178,169
6/30/21	$1,229,800	$1,186,447
7/31/21	$1,245,073	$1,199,713
8/31/21	$1,241,224	$1,197,429
9/30/21	$1,231,085	$1,187,061
10/31/21	$1,228,599	$1,186,734
11/30/21	$1,232,564	$1,190,245
12/31/21	$1,229,021	$1,187,200
1/31/22	$1,205,866	$1,161,622
2/28/22	$1,191,941	$1,148,663
3/31/22	$1,153,789	$1,116,751
4/30/22	$1,109,376	$1,074,373
5/31/22	$1,112,502	$1,081,300
6/30/22	$1,092,560	$1,064,336
7/31/22	$1,117,834	$1,090,343
8/31/22	$1,087,681	$1,059,533
9/30/22	$1,040,861	$1,013,755
10/31/22	$1,022,318	$1,000,624
11/30/22	$1,059,972	$1,037,423
12/31/22	$1,055,401	$1,032,743
1/31/23	$1,090,709	$1,064,515
2/28/23	$1,067,080	$1,036,991
3/31/23	$1,091,518	$1,063,333
4/30/23	$1,097,090	$1,069,778
5/31/23	$1,087,101	$1,058,130
6/30/23	$1,085,226	$1,054,356
7/31/23	$1,084,249	$1,053,621
8/31/23	$1,078,208	$1,046,891
9/30/23	$1,052,129	$1,020,288
10/31/23	$1,033,947	$1,004,186
11/30/23	$1,080,537	$1,049,662
12/31/23	$1,123,153	$1,089,842
1/31/24	$1,125,048	$1,086,849
2/29/24	$1,110,633	$1,071,494
3/31/24	$1,121,299	$1,081,388
4/30/24	$1,093,609	$1,054,074
5/31/24	$1,114,230	$1,071,944
6/30/24	$1,124,629	$1,082,092
7/31/24	$1,150,413	$1,107,367
8/31/24	$1,166,427	$1,123,279
9/30/24	$1,183,528	$1,138,319
10/31/24	$1,154,851	$1,110,090
11/30/24	$1,169,710	$1,121,827
12/31/24	$1,151,770	$1,103,468
1/31/25	$1,161,010	$1,109,322
2/28/25	$1,188,422	$1,133,729
3/31/25	$1,189,492	$1,134,155
4/30/25	$1,192,108	$1,138,613
5/31/25	$1,183,286	$1,130,460
6/30/25	$1,201,473	$1,147,843
7/31/25	$1,199,657	$1,144,815
8/31/25	$1,216,757	$1,158,507
9/30/25	$1,229,136	$1,171,145
10/31/25	$1,239,215	$1,178,462
11/30/25	$1,247,293	$1,185,785
12/31/25	$1,246,720	$1,184,031
1/31/26	$1,251,414	$1,185,295
2/28/26	$1,269,802	$1,204,706
3/31/26	$1,244,317	$1,183,475

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.61%	0.64%	2.21%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 602,207,000
Holdings Count | Holding	718
Advisory Fees Paid, Amount	$ 1,395,000
InvestmentCompanyPortfolioTurnover	280.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$602,207
# of Portfolio Holdings	718
Portfolio Turnover Rate	280%
Total Net Advisory Fees Paid During the Reporting Period	$1,395
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	57.5%
U.S. Government Agencies	39.6%
Corporate Bonds & Notes	25.0%
Non-Agency Mortgage-Backed Securities	9.5%
Asset-Backed Securities	3.4%
Preferred Securities	0.4%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	0.1%
Affiliated Investments	5.9%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(41.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.38% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.38% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000082492
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund II
Class Name	I-2
Trading Symbol	PMTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return Fund II (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$134	1.31%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to agency mortgage-backed securities contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as spreads tightened.

  Long exposure to securitized credit including non-agency residential mortgage-backed securities contributed to relative performance versus the Index, as spreads tightened.

  Curve positioning in the U.S., including underweight exposure the long end, contributed to relative performance versus the Index, as yields rose.

  Guideline-imposed underweight exposure to emerging markets external debt detracted from relative performance versus the Index, as spreads tightened.

  Long exposure to intermediate maturity U.S. Treasury-Inflation Protected Securities detracted from relative performance in 2025 versus the Index, as intermediate inflation expectations fell.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg U.S. Aggregate Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,006,163	$1,003,838
5/31/16	$1,007,707	$1,004,096
6/30/16	$1,025,704	$1,022,137
7/31/16	$1,035,352	$1,028,599
8/31/16	$1,033,466	$1,027,423
9/30/16	$1,037,021	$1,026,821
10/31/16	$1,030,242	$1,018,967
11/30/16	$1,003,740	$994,865
12/31/16	$1,010,688	$996,268
1/31/17	$1,016,160	$998,223
2/28/17	$1,025,104	$1,004,932
3/31/17	$1,024,964	$1,004,405
4/30/17	$1,034,074	$1,012,156
5/31/17	$1,042,436	$1,019,947
6/30/17	$1,041,150	$1,018,920
7/31/17	$1,046,021	$1,023,305
8/31/17	$1,058,614	$1,032,484
9/30/17	$1,052,963	$1,027,566
10/31/17	$1,053,733	$1,028,161
11/30/17	$1,051,655	$1,026,841
12/31/17	$1,056,765	$1,031,554
1/31/18	$1,043,388	$1,019,674
2/28/18	$1,035,526	$1,010,008
3/31/18	$1,041,081	$1,016,485
4/30/18	$1,034,480	$1,008,925
5/31/18	$1,041,236	$1,016,126
6/30/18	$1,042,812	$1,014,876
7/31/18	$1,043,064	$1,015,117
8/31/18	$1,051,322	$1,021,649
9/30/18	$1,043,582	$1,015,070
10/31/18	$1,036,083	$1,007,049
11/30/18	$1,040,933	$1,013,060
12/31/18	$1,058,750	$1,031,671
1/31/19	$1,071,295	$1,042,627
2/28/19	$1,072,695	$1,042,023
3/31/19	$1,092,292	$1,062,032
4/30/19	$1,092,760	$1,062,304
5/31/19	$1,112,737	$1,081,161
6/30/19	$1,125,022	$1,094,739
7/31/19	$1,127,728	$1,097,147
8/31/19	$1,157,906	$1,125,576
9/30/19	$1,150,056	$1,119,581
10/31/19	$1,152,520	$1,122,953
11/30/19	$1,150,544	$1,122,381
12/31/19	$1,147,375	$1,121,599
1/31/20	$1,173,281	$1,143,184
2/29/20	$1,194,276	$1,163,759
3/31/20	$1,176,852	$1,156,911
4/30/20	$1,199,169	$1,177,476
5/31/20	$1,205,929	$1,182,959
6/30/20	$1,220,198	$1,190,410
7/31/20	$1,236,504	$1,208,191
8/31/20	$1,232,535	$1,198,439
9/30/20	$1,234,504	$1,197,782
10/31/20	$1,226,940	$1,192,434
11/30/20	$1,239,444	$1,204,134
12/31/20	$1,241,896	$1,205,794
1/31/21	$1,235,618	$1,197,148
2/28/21	$1,215,564	$1,179,861
3/31/21	$1,199,266	$1,165,128
4/30/21	$1,210,729	$1,174,333
5/31/21	$1,213,180	$1,178,169
6/30/21	$1,223,259	$1,186,447
7/31/21	$1,238,342	$1,199,713
8/31/21	$1,234,413	$1,197,429
9/30/21	$1,224,227	$1,187,061
10/31/21	$1,221,652	$1,186,734
11/30/21	$1,225,494	$1,190,245
12/31/21	$1,221,861	$1,187,200
1/31/22	$1,198,746	$1,161,622
2/28/22	$1,184,812	$1,148,663
3/31/22	$1,146,787	$1,116,751
4/30/22	$1,102,545	$1,074,373
5/31/22	$1,105,560	$1,081,300
6/30/22	$1,085,655	$1,064,336
7/31/22	$1,110,677	$1,090,343
8/31/22	$1,080,625	$1,059,533
9/30/22	$1,034,015	$1,013,755
10/31/22	$1,015,513	$1,000,624
11/30/22	$1,052,831	$1,037,423
12/31/22	$1,048,196	$1,032,743
1/31/23	$1,083,177	$1,064,515
2/28/23	$1,059,630	$1,036,991
3/31/23	$1,083,800	$1,063,333
4/30/23	$1,089,250	$1,069,778
5/31/23	$1,079,241	$1,058,130
6/30/23	$1,077,285	$1,054,356
7/31/23	$1,076,236	$1,053,621
8/31/23	$1,070,154	$1,046,891
9/30/23	$1,044,181	$1,020,288
10/31/23	$1,026,051	$1,004,186
11/30/23	$1,072,208	$1,049,662
12/31/23	$1,114,402	$1,089,842
1/31/24	$1,116,194	$1,086,849
2/29/24	$1,101,806	$1,071,494
3/31/24	$1,112,294	$1,081,388
4/30/24	$1,084,737	$1,054,074
5/31/24	$1,105,092	$1,071,944
6/30/24	$1,115,320	$1,082,092
7/31/24	$1,140,799	$1,107,367
8/31/24	$1,156,557	$1,123,279
9/30/24	$1,173,413	$1,138,319
10/31/24	$1,144,881	$1,110,090
11/30/24	$1,159,517	$1,121,827
12/31/24	$1,141,638	$1,103,468
1/31/25	$1,150,697	$1,109,322
2/28/25	$1,177,778	$1,133,729
3/31/25	$1,178,745	$1,134,155
4/30/25	$1,181,238	$1,138,613
5/31/25	$1,172,395	$1,130,460
6/30/25	$1,190,323	$1,147,843
7/31/25	$1,188,425	$1,144,815
8/31/25	$1,205,263	$1,158,507
9/30/25	$1,217,435	$1,171,145
10/31/25	$1,227,308	$1,178,462
11/30/25	$1,235,211	$1,185,785
12/31/25	$1,234,536	$1,184,031
1/31/26	$1,239,079	$1,185,295
2/28/26	$1,257,194	$1,204,706
3/31/26	$1,231,861	$1,183,475

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	4.51%	0.54%	2.11%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 602,207,000
Holdings Count | Holding	718
Advisory Fees Paid, Amount	$ 1,395,000
InvestmentCompanyPortfolioTurnover	280.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$602,207
# of Portfolio Holdings	718
Portfolio Turnover Rate	280%
Total Net Advisory Fees Paid During the Reporting Period	$1,395
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	57.5%
U.S. Government Agencies	39.6%
Corporate Bonds & Notes	25.0%
Non-Agency Mortgage-Backed Securities	9.5%
Asset-Backed Securities	3.4%
Preferred Securities	0.4%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	0.1%
Affiliated Investments	5.9%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(41.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.38% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.38% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000099804
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund IV
Class Name	Class A
Trading Symbol	PTUZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return Fund IV (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	0.87%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positioning within corporate credit including overweight exposure to senior financials contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as the asset class outperformed.

  Overweight exposure to agency mortgage-backed securities contributed to relative performance versus the Index, as spreads tightened.

  Curve positioning in the U.S., including underweight exposure to the long end, contributed to relative performance versus the Index, as yields rose.

  Long exposure to duration in Australia detracted from relative performance versus the Index, as yields rose.

  Long exposure to duration in Japan detracted from relative performance versus the Index, as yields rose.

  Short exposure to select emerging market currencies in Asia, including the Singaporean dollar, detracted from relative performance versus the Index, as it appreciated relative to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index
3/31/16	$9,629	$10,000
4/30/16	$9,669	$10,038
5/31/16	$9,676	$10,041
6/30/16	$9,815	$10,221
7/31/16	$9,916	$10,286
8/31/16	$9,903	$10,274
9/30/16	$9,928	$10,268
10/31/16	$9,873	$10,190
11/30/16	$9,652	$9,949
12/31/16	$9,689	$9,963
1/31/17	$9,735	$9,982
2/28/17	$9,803	$10,049
3/31/17	$9,797	$10,044
4/30/17	$9,876	$10,122
5/31/17	$9,954	$10,199
6/30/17	$9,958	$10,189
7/31/17	$10,007	$10,233
8/31/17	$10,115	$10,325
9/30/17	$10,079	$10,276
10/31/17	$10,080	$10,282
11/30/17	$10,054	$10,268
12/31/17	$10,096	$10,316
1/31/18	$9,984	$10,197
2/28/18	$9,901	$10,100
3/31/18	$9,926	$10,165
4/30/18	$9,826	$10,089
5/31/18	$9,902	$10,161
6/30/18	$9,901	$10,149
7/31/18	$9,909	$10,151
8/31/18	$9,969	$10,216
9/30/18	$9,900	$10,151
10/31/18	$9,832	$10,070
11/30/18	$9,854	$10,131
12/31/18	$9,983	$10,317
1/31/19	$10,111	$10,426
2/28/19	$10,131	$10,420
3/31/19	$10,302	$10,620
4/30/19	$10,316	$10,623
5/31/19	$10,519	$10,812
6/30/19	$10,653	$10,947
7/31/19	$10,654	$10,971
8/31/19	$10,976	$11,256
9/30/19	$10,906	$11,196
10/31/19	$10,966	$11,230
11/30/19	$10,927	$11,224
12/31/19	$10,908	$11,216
1/31/20	$11,170	$11,432
2/29/20	$11,330	$11,638
3/31/20	$11,007	$11,569
4/30/20	$11,172	$11,775
5/31/20	$11,243	$11,830
6/30/20	$11,394	$11,904
7/31/20	$11,566	$12,082
8/31/20	$11,552	$11,984
9/30/20	$11,559	$11,978
10/31/20	$11,505	$11,924
11/30/20	$11,641	$12,041
12/31/20	$11,666	$12,058
1/31/21	$11,627	$11,971
2/28/21	$11,465	$11,799
3/31/21	$11,312	$11,651
4/30/21	$11,419	$11,743
5/31/21	$11,451	$11,782
6/30/21	$11,536	$11,864
7/31/21	$11,664	$11,997
8/31/21	$11,635	$11,974
9/30/21	$11,535	$11,871
10/31/21	$11,507	$11,867
11/30/21	$11,521	$11,902
12/31/21	$11,492	$11,872
1/31/22	$11,284	$11,616
2/28/22	$11,162	$11,487
3/31/22	$10,800	$11,168
4/30/22	$10,376	$10,744
5/31/22	$10,413	$10,813
6/30/22	$10,220	$10,643
7/31/22	$10,447	$10,903
8/31/22	$10,181	$10,595
9/30/22	$9,747	$10,138
10/31/22	$9,586	$10,006
11/30/22	$9,958	$10,374
12/31/22	$9,928	$10,327
1/31/23	$10,250	$10,645
2/28/23	$10,004	$10,370
3/31/23	$10,236	$10,633
4/30/23	$10,281	$10,698
5/31/23	$10,182	$10,581
6/30/23	$10,144	$10,544
7/31/23	$10,169	$10,536
8/31/23	$10,108	$10,469
9/30/23	$9,862	$10,203
10/31/23	$9,681	$10,042
11/30/23	$10,129	$10,497
12/31/23	$10,534	$10,898
1/31/24	$10,528	$10,868
2/29/24	$10,390	$10,715
3/31/24	$10,492	$10,814
4/30/24	$10,237	$10,541
5/31/24	$10,422	$10,719
6/30/24	$10,510	$10,821
7/31/24	$10,760	$11,074
8/31/24	$10,887	$11,233
9/30/24	$11,033	$11,383
10/31/24	$10,760	$11,101
11/30/24	$10,897	$11,218
12/31/24	$10,725	$11,035
1/31/25	$10,806	$11,093
2/28/25	$11,058	$11,337
3/31/25	$11,045	$11,342
4/30/25	$11,059	$11,386
5/31/25	$10,966	$11,305
6/30/25	$11,151	$11,478
7/31/25	$11,130	$11,448
8/31/25	$11,283	$11,585
9/30/25	$11,403	$11,711
10/31/25	$11,511	$11,785
11/30/25	$11,567	$11,858
12/31/25	$11,558	$11,840
1/31/26	$11,591	$11,853
2/28/26	$11,768	$12,047
3/31/26	$11,509	$11,835

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	4.19%	0.35%	1.80%
Class A (including sales charge)	0.29%	(0.42%)	1.42%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 350,557,000
Holdings Count | Holding	825
Advisory Fees Paid, Amount	$ 830,000
InvestmentCompanyPortfolioTurnover	414.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$350,557
# of Portfolio Holdings	825
Portfolio Turnover Rate	414%
Total Net Advisory Fees Paid During the Reporting Period	$830
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	44.7%
Corporate Bonds & Notes	44.5%
U.S. Treasury Obligations	20.4%
Sovereign Issues	6.4%
Non-Agency Mortgage-Backed Securities	4.5%
Asset-Backed Securities	1.5%
Municipal Bonds & Notes	0.7%
Common Stocks	0.3%
Short-Term Instruments	0.6%
Affiliated Investments	4.3%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(28.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.05% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.05% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000099802
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund IV
Class Name	Institutional Class
Trading Symbol	PTUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return Fund IV (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positioning within corporate credit including overweight exposure to senior financials contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as the asset class outperformed.

  Overweight exposure to agency mortgage-backed securities contributed to relative performance versus the Index, as spreads tightened.

  Curve positioning in the U.S., including underweight exposure to the long end, contributed to relative performance versus the Index, as yields rose.

  Long exposure to duration in Australia detracted from relative performance versus the Index, as yields rose.

  Long exposure to duration in Japan detracted from relative performance versus the Index, as yields rose.

  Short exposure to select emerging market currencies in Asia, including the Singaporean dollar, detracted from relative performance versus the Index, as it appreciated relative to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index
3/31/16	$1,000,000	$1,004,405
4/30/16	$1,004,532	$1,012,156
5/31/16	$1,005,560	$1,019,947
6/30/16	$1,020,254	$1,018,920
7/31/16	$1,031,008	$1,023,305
8/31/16	$1,029,947	$1,032,484
9/30/16	$1,032,933	$1,027,566
10/31/16	$1,027,446	$1,028,161
11/30/16	$1,004,725	$1,026,841
12/31/16	$1,008,895	$1,031,554
1/31/17	$1,013,976	$1,019,674
2/28/17	$1,021,300	$1,010,008
3/31/17	$1,021,082	$1,016,485
4/30/17	$1,029,581	$1,008,925
5/31/17	$1,038,013	$1,016,126
6/30/17	$1,038,759	$1,014,876
7/31/17	$1,044,138	$1,015,117
8/31/17	$1,055,638	$1,021,649
9/30/17	$1,052,199	$1,015,070
10/31/17	$1,052,699	$1,007,049
11/30/17	$1,050,282	$1,013,060
12/31/17	$1,054,953	$1,031,671
1/31/18	$1,043,544	$1,042,627
2/28/18	$1,035,141	$1,042,023
3/31/18	$1,038,075	$1,062,032
4/30/18	$1,027,939	$1,062,304
5/31/18	$1,036,203	$1,081,161
6/30/18	$1,036,390	$1,094,739
7/31/18	$1,037,503	$1,097,147
8/31/18	$1,044,165	$1,125,576
9/30/18	$1,037,145	$1,119,581
10/31/18	$1,030,369	$1,122,953
11/30/18	$1,033,015	$1,122,381
12/31/18	$1,046,798	$1,121,599
1/31/19	$1,060,517	$1,143,184
2/28/19	$1,062,937	$1,163,759
3/31/19	$1,081,154	$1,156,911
4/30/19	$1,082,895	$1,177,476
5/31/19	$1,104,597	$1,182,959
6/30/19	$1,118,903	$1,190,410
7/31/19	$1,119,420	$1,208,191
8/31/19	$1,153,568	$1,198,439
9/30/19	$1,146,505	$1,197,782
10/31/19	$1,153,168	$1,192,434
11/30/19	$1,149,392	$1,204,134
12/31/19	$1,147,789	$1,205,794
1/31/20	$1,175,669	$1,197,148
2/29/20	$1,192,794	$1,179,861
3/31/20	$1,159,204	$1,165,128
4/30/20	$1,176,866	$1,174,333
5/31/20	$1,184,689	$1,178,169
6/30/20	$1,200,983	$1,186,447
7/31/20	$1,219,505	$1,199,713
8/31/20	$1,218,279	$1,197,429
9/30/20	$1,219,405	$1,187,061
10/31/20	$1,214,132	$1,186,734
11/30/20	$1,228,809	$1,190,245
12/31/20	$1,231,865	$1,187,200
1/31/21	$1,228,001	$1,161,622
2/28/21	$1,211,193	$1,148,663
3/31/21	$1,195,450	$1,116,751
4/30/21	$1,207,064	$1,074,373
5/31/21	$1,210,839	$1,081,300
6/30/21	$1,220,212	$1,064,336
7/31/21	$1,234,133	$1,090,343
8/31/21	$1,231,390	$1,059,533
9/30/21	$1,221,131	$1,013,755
10/31/21	$1,218,571	$1,000,624
11/30/21	$1,220,318	$1,037,423
12/31/21	$1,217,720	$1,032,743
1/31/22	$1,195,948	$1,064,515
2/28/22	$1,183,375	$1,036,991
3/31/22	$1,145,297	$1,063,333
4/30/22	$1,100,714	$1,069,778
5/31/22	$1,104,905	$1,058,130
6/30/22	$1,084,737	$1,054,356
7/31/22	$1,109,213	$1,053,621
8/31/22	$1,081,247	$1,046,891
9/30/22	$1,035,479	$1,020,288
10/31/22	$1,018,706	$1,004,186
11/30/22	$1,058,466	$1,049,662
12/31/22	$1,055,652	$1,089,842
1/31/23	$1,090,174	$1,086,849
2/28/23	$1,064,275	$1,071,494
3/31/23	$1,089,314	$1,081,388
4/30/23	$1,094,428	$1,054,074
5/31/23	$1,084,253	$1,071,944
6/30/23	$1,080,500	$1,082,092
7/31/23	$1,083,481	$1,107,367
8/31/23	$1,077,287	$1,123,279
9/30/23	$1,051,409	$1,138,319
10/31/23	$1,032,405	$1,110,090
11/30/23	$1,080,418	$1,121,827
12/31/23	$1,123,959	$1,103,468
1/31/24	$1,123,671	$1,109,322
2/29/24	$1,109,203	$1,133,729
3/31/24	$1,120,421	$1,134,155
4/30/24	$1,093,543	$1,138,613
5/31/24	$1,113,630	$1,130,460
6/30/24	$1,123,382	$1,147,843
7/31/24	$1,150,456	$1,144,815
8/31/24	$1,164,388	$1,158,507
9/30/24	$1,180,286	$1,171,145
10/31/24	$1,151,426	$1,178,462
11/30/24	$1,166,403	$1,185,785
12/31/24	$1,148,427	$1,184,031
1/31/25	$1,157,415	$1,185,295
2/28/25	$1,184,658	$1,204,706
3/31/25	$1,183,688	$1,183,475
4/30/25	$1,185,425	$1,000,000
5/31/25	$1,175,851	$1,000,236
6/30/25	$1,196,077	$1,000,448
7/31/25	$1,194,091	$1,000,648
8/31/25	$1,210,967	$1,000,870
9/30/25	$1,224,121	$1,001,109
10/31/25	$1,236,167	$1,001,348
11/30/25	$1,242,495	$1,001,600
12/31/25	$1,241,895	$1,001,858
1/31/26	$1,245,760	$1,002,169
2/28/26	$1,265,135	$1,002,542
3/31/26	$1,237,620	$1,002,934

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.56%	0.70%	2.15%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 350,557,000
Holdings Count | Holding	825
Advisory Fees Paid, Amount	$ 830,000
InvestmentCompanyPortfolioTurnover	414.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$350,557
# of Portfolio Holdings	825
Portfolio Turnover Rate	414%
Total Net Advisory Fees Paid During the Reporting Period	$830
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	44.7%
Corporate Bonds & Notes	44.5%
U.S. Treasury Obligations	20.4%
Sovereign Issues	6.4%
Non-Agency Mortgage-Backed Securities	4.5%
Asset-Backed Securities	1.5%
Municipal Bonds & Notes	0.7%
Common Stocks	0.3%
Short-Term Instruments	0.6%
Affiliated Investments	4.3%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(28.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.05% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.05% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000241370
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund V
Class Name	Class A
Trading Symbol	PPAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return Fund V (the "Fund") for the period of October 31, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.96%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S. including overweight exposure to the intermediate section of the curve in 2025, as yields fell and underweight exposure to the intermediate section of the curve in 2026, as yields rose, contributed to relative performance versus the Bloomberg U.S. Aggregate Index ("Index").

  Overweight exposure to agency mortgage-backed securities contributed to relative performance versus the Index, as spreads tightened.

  Long exposure to select emerging market currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Short exposure to select emerging market currencies in Asia, including the new Taiwanese dollar in 2025 and the Singaporean dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Long exposure to duration in Australia detracted from relative performance versus the Index, as yields rose.

  Short exposure to select developed market currencies in the dollar bloc, including the Australian dollar and the Canadian dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index
5/1/23	$9,775	$10,000
5/31/23	$9,758	$10,581
6/30/23	$9,677	$10,544
7/31/23	$9,669	$10,536
8/31/23	$9,606	$10,469
9/30/23	$9,355	$10,203
10/31/23	$9,181	$10,042
11/30/23	$9,607	$10,497
12/31/23	$9,944	$10,898
1/31/24	$9,947	$10,868
2/29/24	$9,811	$10,715
3/31/24	$9,912	$10,814
4/30/24	$9,667	$10,541
5/31/24	$9,844	$10,719
6/30/24	$9,921	$10,821
7/31/24	$10,156	$11,074
8/31/24	$10,268	$11,233
9/30/24	$10,396	$11,383
10/31/24	$10,121	$11,101
11/30/24	$10,252	$11,218
12/31/24	$10,079	$11,035
1/31/25	$10,136	$11,093
2/28/25	$10,394	$11,337
3/31/25	$10,380	$11,342
4/30/25	$10,399	$11,386
5/31/25	$10,321	$11,305
6/30/25	$10,487	$11,478
7/31/25	$10,461	$11,448
8/31/25	$10,621	$11,585
9/30/25	$10,723	$11,711
10/31/25	$10,808	$11,785
11/30/25	$10,887	$11,858
12/31/25	$10,866	$11,840
1/31/26	$10,901	$11,853
2/28/26	$11,058	$12,047
3/31/26	$10,818	$11,171

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	Since Inception 5/1/23
Class A (excluding sales charge)	4.22%	3.53%
Class A (including sales charge)	1.92%	2.73%
Bloomberg U.S. Aggregate Index	4.35%	3.87%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 368,492,000
Holdings Count | Holding	716
Advisory Fees Paid, Amount	$ 786,000
InvestmentCompanyPortfolioTurnover	271.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$368,492
# of Portfolio Holdings	716
Portfolio Turnover Rate	271%
Total Net Advisory Fees Paid During the Reporting Period	$786
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	39.6%
Corporate Bonds & Notes	32.2%
U.S. Treasury Obligations	21.8%
Asset-Backed Securities	5.8%
Sovereign Issues	4.1%
Non-Agency Mortgage-Backed Securities	1.5%
Short-Term Instruments	11.8%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(17.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000241367
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund V
Class Name	Institutional Class
Trading Symbol	PPEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return Fund V (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S. including overweight exposure to the intermediate section of the curve in 2025, as yields fell and underweight exposure to the intermediate section of the curve in 2026, as yields rose, contributed to relative performance versus the Bloomberg U.S. Aggregate Index ("Index").

  Overweight exposure to agency mortgage-backed securities contributed to relative performance versus the Index, as spreads tightened.

  Long exposure to select emerging market currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Short exposure to select emerging market currencies in Asia, including the new Taiwanese dollar in 2025 and the Singaporean dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Long exposure to duration in Australia detracted from relative performance versus the Index, as yields rose.

  Short exposure to select developed market currencies in the dollar bloc, including the Australian dollar and the Canadian dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index
5/1/23	$1,000,000	$1,000,000
5/31/23	$998,628	$998,740
6/30/23	$990,573	$995,178
7/31/23	$990,143	$994,484
8/31/23	$984,029	$988,132
9/30/23	$958,589	$963,022
10/31/23	$941,149	$947,824
11/30/23	$985,090	$990,748
12/31/23	$1,020,040	$1,028,672
1/31/24	$1,020,686	$1,025,848
2/29/24	$1,006,984	$1,011,354
3/31/24	$1,017,682	$1,020,693
4/30/24	$992,923	$994,912
5/31/24	$1,011,441	$1,011,779
6/30/24	$1,019,668	$1,021,357
7/31/24	$1,044,157	$1,045,213
8/31/24	$1,056,032	$1,060,233
9/30/24	$1,069,562	$1,074,429
10/31/24	$1,041,573	$1,047,784
11/30/24	$1,055,405	$1,058,862
12/31/24	$1,037,928	$1,041,533
1/31/25	$1,044,207	$1,047,059
2/28/25	$1,071,077	$1,070,096
3/31/25	$1,069,989	$1,070,499
4/30/25	$1,072,295	$1,074,706
5/31/25	$1,064,675	$1,067,011
6/30/25	$1,082,160	$1,083,418
7/31/25	$1,079,847	$1,080,560
8/31/25	$1,096,671	$1,093,484
9/30/25	$1,107,555	$1,105,412
10/31/25	$1,116,743	$1,112,319
11/30/25	$1,125,290	$1,119,231
12/31/25	$1,123,498	$1,117,575
1/31/26	$1,127,429	$1,118,768
2/28/26	$1,144,002	$1,137,089
3/31/26	$1,119,452	$1,117,050

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	Since Inception 5/1/23
Institutional Class	4.62%	3.94%
Bloomberg U.S. Aggregate Index	4.35%	3.87%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 368,492,000
Holdings Count | Holding	716
Advisory Fees Paid, Amount	$ 786,000
InvestmentCompanyPortfolioTurnover	271.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$368,492
# of Portfolio Holdings	716
Portfolio Turnover Rate	271%
Total Net Advisory Fees Paid During the Reporting Period	$786
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	39.6%
Corporate Bonds & Notes	32.2%
U.S. Treasury Obligations	21.8%
Asset-Backed Securities	5.8%
Sovereign Issues	4.1%
Non-Agency Mortgage-Backed Securities	1.5%
Short-Term Instruments	11.8%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(17.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]